UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2011

Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® DOW JONES SERIES

iSHARES MSCI SERIES

iSHARES COHEN & STEERS REALTY

MAJORS INDEX FUND

OCTOBER 31, 2010

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iShares Dow Jones U.S. Basic Materials Sector Index Fund  |  IYM  |  NYSE Arca

iShares Dow Jones U.S. Consumer Goods Sector Index Fund  |  IYK  |  NYSE Arca

iShares Dow Jones U.S. Consumer Services Sector Index Fund  |  IYC  |  NYSE Arca

iShares Dow Jones U.S. Financial Sector Index Fund  |  IYF  |  NYSE Arca

iShares Dow Jones U.S. Industrial Sector Index Fund  |  IYJ  |  NYSE Arca

iShares Dow Jones U.S. Financial Services Index Fund  |  IYG  |  NYSE Arca

iShares Dow Jones U.S. Real Estate Index Fund  |  IYR  |  NYSE Arca

iShares MSCI KLD 400 Social Index Fund  |  DSI  |  NYSE Arca

iShares MSCI USA ESG Select Social Index Fund  |  KLD  |  NYSE Arca

iShares Cohen & Steers Realty Majors Index Fund  |  ICF  |  NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.90%	31.90%	32.45%	9.40%	9.40%	9.90%	9.04%	9.05%	9.60%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.90%	31.90%	32.45%	56.71%	56.71%	60.31%	137.72%	137.79%	150.04%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials IndexSM (the “Index”). The Index measures the performance of the basic materials sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 8.11%, while the total return for the Index was 8.35%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Chemicals	52.65%

Mining	24.53

Coal	9.24

Iron & Steel	8.82

Forest Products & Paper	2.99

Household Products & Wares	0.83

Metal Fabricate & Hardware	0.56

Environmental Control	0.19

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Freeport-McMoRan Copper & Gold Inc.	9.84%

E.I. du Pont de Nemours and Co.	9.39

Dow Chemical Co. (The)	7.79

Newmont Mining Corp.	6.50

Praxair Inc.	6.22

Air Products and Chemicals Inc.	3.70

Peabody Energy Corp.	3.12

Alcoa Inc.	2.96

PPG Industries Inc.	2.80

Ecolab Inc.	2.54

TOTAL	54.86%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.03%	21.10%	21.62%	5.65%	5.65%	6.13%	5.71%	5.71%	6.30%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.03%	21.10%	21.62%	31.61%	31.64%	34.65%	74.31%	74.29%	84.30%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods IndexSM (the “Index”). The Index measures the performance of the consumer goods sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 6.31%, while the total return for the Index was 6.53%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Beverages	21.15%

Agriculture	18.79

Cosmetics & Personal Care	18.63

Food	13.70

Apparel	5.40

Household Products & Wares	3.92

Auto Parts & Equipment	3.73

Auto Manufacturers	3.61

Home Builders	1.33

Pharmaceuticals	1.21

Toys, Games & Hobbies	1.09

Distribution & Wholesale	1.01

Hand & Machine Tools	1.01

Software	0.95

Home Furnishings	0.89

Leisure Time	0.86

Electronics	0.50

Electrical Components & Equipment	0.40

Manufacturing	0.40

Housewares	0.38

Retail	0.26

Textiles	0.24

Office Furnishings	0.15

Machinery	0.07

Biotechnology	0.06

Environmental Control	0.06

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Procter & Gamble Co. (The)	13.81%

Coca-Cola Co. (The)	9.99

Philip Morris International Inc.	8.21

PepsiCo Inc.	7.95

Altria Group Inc.	4.05

Kraft Foods Inc. Class A	3.95

Ford Motor Co.	3.61

Colgate-Palmolive Co.	2.91

Monsanto Co.	2.46

Kimberly-Clark Corp.	1.98

TOTAL	58.92%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.12%	27.19%	27.67%	3.11%	3.11%	3.50%	1.64%	1.64%	2.10%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.12%	27.19%	27.67%	16.53%	16.57%	18.78%	17.64%	17.69%	23.12%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

The iShares Dow Jones U.S. Consumer Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services IndexSM (the “Index”). The Index measures the performance of the consumer services sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 1.97%, while the total return for the Index was 2.19%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Retail	47.53%

Media	22.59

Internet	8.88

Lodging	4.19

Commercial Services	3.63

Food	3.25

Airlines	2.56

Leisure Time	1.81

Pharmaceuticals	1.71

Advertising	1.32

Entertainment	1.08

Computers	0.46

Software	0.34

Apparel	0.29

Electronics	0.22

Manufacturing	0.06

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Wal-Mart Stores Inc.	7.43%

McDonald’s Corp.	5.39

Walt Disney Co. (The)	4.18

Amazon.com Inc.	3.74

Home Depot Inc. (The)	3.42

Comcast Corp. Class A	2.76

CVS Caremark Corp.	2.67

DIRECTV Class A	2.45

Time Warner Inc.	2.38

Target Corp.	2.27

TOTAL	36.69%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.58%	7.53%	8.00%	(9.42)%	(9.41)%	(9.12)%	(2.58)%	(2.58)%	(2.12)%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.58%	7.53%	8.00%	(39.02)%	(38.99)%	(38.02)%	(22.98)%	(23.01)%	(19.27)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials IndexSM (the “Index”). The Index measures the performance of the financial sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (8.56)%, while the total return for the Index was (8.43)%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Diversified Financial Services	29.71%

Banks	25.96

Insurance	22.15

Real Estate Investment Trusts	15.20

Commercial Services	4.27

Savings & Loans	1.32

Real Estate	0.87

Software	0.38

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
JPMorgan Chase & Co.	7.50%

Wells Fargo & Co.	6.41

Bank of America Corp.	5.71

Citigroup Inc.	4.97

Goldman Sachs Group Inc. (The)	3.48

Berkshire Hathaway Inc. Class B	3.36

U.S. Bancorp	2.32

American Express Co.	2.22

Visa Inc. Class A	1.94

Morgan Stanley	1.59

TOTAL	39.50%

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.23%	26.30%	26.85%	3.32%	3.32%	3.76%	1.18%	1.18%	1.38%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.23%	26.30%	26.85%	17.72%	17.74%	20.26%	12.47%	12.43%	14.70%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials IndexSM (the “Index”). The Index measures the performance of the industrials sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (0.98)%, while the total return for the Index was (0.78)%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Manufacturing	27.20%

Aerospace & Defense	14.69

Transportation	13.50

Machinery	9.14

Electronics	5.31

Electrical Components & Equipment	3.80

Commercial Services	3.56

Software	3.49

Environmental Control	2.62

Packaging & Containers	2.27

Engineering & Construction	2.22

Computers	1.91

Metal Fabricate & Hardware	1.68

Auto Manufacturers	1.49

Distribution & Wholesale	1.19

Forest Products & Paper	1.16

Building Materials	1.06

Chemicals	0.61

Hand & Machine Tools	0.58

Household Products & Wares	0.51

Telecommunications	0.44

Mining	0.26

Textiles	0.25

Electric	0.22

Retail	0.16

Housewares	0.12

Oil & Gas Services	0.12

Semiconductors	0.10

Trucking & Leasing	0.08

Iron & Steel	0.07

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
General Electric Co.	10.68%

United Technologies Corp.	4.04

3M Co.	3.43

United Parcel Service Inc. Class B	3.00

Boeing Co. (The)	2.88

Caterpillar Inc.	2.79

Union Pacific Corp.	2.73

Emerson Electric Co.	2.59

Honeywell International Inc.	2.05

Deere & Co.	2.02

TOTAL	36.21%

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.99)%	(1.09)%	(0.58)%	(12.15)%	(12.14)%	(11.88)%	(4.10)%	(4.10)%	(3.66)%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.99)%	(1.09)%	(0.58)%	(47.66)%	(47.64)%	(46.88)%	(34.20)%	(34.22)%	(31.16)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services IndexSM (the “Index”). The Index measures the performance of the financial services sector of the U.S. equity market, and is a subset of the Dow Jones U.S. Financials IndexSM. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (14.26)%, while the total return for the Index was (14.14)%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Diversified Financial Services	47.89%

Banks	41.84

Commercial Services	6.88

Savings & Loans	2.12

Software	0.62

Insurance	0.47

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
JPMorgan Chase & Co.	12.10%

Wells Fargo & Co.	10.34

Bank of America Corp.	9.20

Citigroup Inc.	8.02

Goldman Sachs Group Inc. (The)	5.61

U.S. Bancorp	3.74

American Express Co.	3.57

Visa Inc. Class A	3.13

Morgan Stanley	2.57

Bank of New York Mellon Corp. (The)	2.45

TOTAL	60.73%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
40.99%	40.85%	41.68%	2.03%	2.12%	2.27%	9.76%	9.78%	10.24%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
40.99%	40.85%	41.68%	10.59%	11.05%	11.89%	153.70%	154.22%	165.21%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate IndexSM (the “Index”). The Index measures the performance of the real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 5.71%, while the total return for the Index was 5.89%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
REITs – Apartments	14.40%

REITs – Regional Malls	12.03

REITs – Office Property	12.02

REITs – Health Care	11.69

REITs – Diversified	11.09

REITs – Shopping Centers	7.05

Real Estate Operating/Development	6.31

REITs – Mortgage	5.88

REITs – Hotels	5.49

REITs – Warehouse/Industrial	4.50

REITs – Storage	4.36

Real Estate Management/Services	2.70

REITs – Outlet Centers	1.82

REITs – Manufactured Homes	0.54

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Simon Property Group Inc.	8.76%

Vornado Realty Trust	4.91

Public Storage	4.36

Equity Residential	4.29

Boston Properties Inc.	3.72

HCP Inc.	3.46

Annaly Capital Management Inc.	3.42

Host Hotels & Resorts Inc.	3.26

AvalonBay Communities Inc.	2.82

Ventas Inc.	2.61

TOTAL	41.61%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.80%	14.92%	15.38%	(1.63)%	(1.62)%	(1.15)%	(6.32)%	(6.28)%	(4.49)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/14/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/17/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI KLD 400 Social Index Fund (the “Fund”), formerly the iShares FTSE KLD 400 Social Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI KLD 400 Social IndexSM (the “Index”), formerly the FTSE KLD 400 Social Index. The Index is a free float-adjusted market capitalization index designed to measure equity performance of U.S. companies that have positive environmental, social and governance characteristics. The Index consists of 400 companies identified by MSCI Inc. from the universe of companies included in the MSCI USA IMI Index, which consists of the largest New York Stock Exchange and NASDAQ Stock Market LLC listed U.S. equities ranked by investable market capitalization. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (1.09)%, while the total return for the Index was (0.86)%.

PORTFOLIO ALLOCATION As of 10/31/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	25.35%

Technology	17.36

Communications	14.17

Financial	13.21

Consumer Cyclical	11.75

Industrial	9.16

Energy	4.81

Basic Materials	2.53

Utilities	1.54

Short-Term And Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Microsoft Corp.	3.92%

International Business Machines Corp.	3.44

Procter & Gamble Co. (The)	3.42

Johnson & Johnson	3.28

Google Inc. Class A	2.81

Cisco Systems Inc.	2.43

Wells Fargo & Co.	2.41

Merck & Co. Inc.	2.11

Intel Corp.	2.08

PepsiCo Inc.	1.97

TOTAL	27.87%

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.47%	16.59%	17.02%	1.88%	1.89%	2.40%	2.33%	2.34%	2.84%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.47%	16.59%	17.02%	9.78%	9.82%	12.60%	14.23%	14.26%	17.51%

Total returns for the period since inception are calculated from the inception date of the Fund (1/24/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/28/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

The iShares MSCI USA ESG Select Social Index Fund (the “Fund”), formerly the iShares FTSE KLD Select Social Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA ESG Select IndexSM (the “Index”), formerly the FTSE KLD Select Social Index. The Index is designed to measure the performance of large capitalization companies that have positive environmental, social, and governance characteristics relative to their industry and sector peers and in relation to the broader market, while exhibiting risk and return characteristics similar to the MSCI USA Index. The Index consists of approximately 250 companies from the universe of companies included in the MSCI USA Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 1.19%, while the total return for the Index was 1.43%.

PORTFOLIO ALLOCATION As of 10/31/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.01%

Technology	16.60

Financial	13.74

Consumer Cyclical	13.23

Energy	8.63

Industrial	8.22

Communications	7.43

Utilities	3.05

Basic Materials	2.05

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Starbucks Corp.	3.47%

Eaton Corp.	3.01

International Business Machines Corp.	2.44

Microsoft Corp.	2.40

Procter & Gamble Co. (The)	2.38

Johnson & Johnson	2.25

Becton, Dickinson and Co.	2.23

Dell Inc.	2.10

McDonald’s Corp.	2.08

Genzyme Corp.	1.88

TOTAL	24.24%

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
43.81%	43.77%	44.44%	2.12%	2.12%	2.36%	10.09%	10.09%	10.48%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
43.81%	43.77%	44.44%	11.09%	11.05%	12.37%	155.40%	155.44%	164.39%

Total returns for the period since inception are calculated from the inception date of the Fund (1/29/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	19

Fund Performance Overview (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors IndexSM (the “Index”). The Index consists of selected real estate investment trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 6.69%, while the total return for the Index was 6.85%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
REITs – Apartments	20.08%

REITs – Office Property	14.15

REITs – Health Care	13.68

REITs – Diversified	13.44

REITs – Regional Malls	10.78

REITs – Shopping Centers	9.59

REITs – Storage	6.99

REITs – Warehouse/Industrial	5.84

REITs – Hotels	5.41

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Simon Property Group Inc.	7.79%

Vornado Realty Trust	7.17

Equity Residential	7.12

Public Storage	6.99

Boston Properties Inc.	6.22

HCP Inc.	5.79

Host Hotels & Resorts Inc.	5.41

AvalonBay Communities Inc.	4.58

Ventas Inc.	4.36

Kimco Realty Corp.	3.63

TOTAL	59.06%

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/10)	Ending Account Value (10/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/10 to 10/31/10)
Dow Jones U.S. Basic Materials Sector
Actual	$1,000.00	$1,081.10	0.47%	$2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Consumer Goods Sector
Actual	1,000.00	1,063.10	0.47	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Consumer Services Sector
Actual	1,000.00	1,019.70	0.47	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Financial Sector
Actual	1,000.00	914.40	0.47	2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40

SHAREHOLDER EXPENSES	21

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/10)	Ending Account Value (10/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/10 to 10/31/10)
Dow Jones U.S. Industrial Sector
Actual	$1,000.00	$990.20	0.47%	$2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Financial Services
Actual	1,000.00	857.40	0.47	2.20
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Real Estate
Actual	1,000.00	1,057.10	0.47	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
MSCI KLD 400 Social
Actual	1,000.00	989.10	0.50	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
MSCI USA ESG Select Social
Actual	1,000.00	1,011.90	0.50	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
Cohen & Steers Realty Majors
Actual	1,000.00	1,066.90	0.35	1.82
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.81%

CHEMICALS – 52.65%
A. Schulman Inc.	59,571	$1,292,691
Air Products and Chemicals Inc.	375,692	31,922,549
Airgas Inc.	135,774	9,630,450
Albemarle Corp.	173,958	8,720,515
Ashland Inc.	134,970	6,968,501
Cabot Corp.	95,626	3,253,196
Celanese Corp. Series A	298,174	10,629,903
CF Industries Holdings Inc.	135,232	16,569,977
Cytec Industries Inc.	92,181	4,564,803
Dow Chemical Co. (The)	2,176,591	67,104,301
E.I. du Pont de Nemours and Co.	1,711,100	80,900,808
Eastman Chemical Co.	129,999	10,214,021
Ecolab Inc.	444,171	21,906,514
FMC Corp.	138,314	10,110,753
H.B. Fuller Co.	92,326	1,905,609
Huntsman Corp.	365,374	5,060,430
International Flavors & Fragrances Inc.	149,525	7,500,174
Intrepid Potash Inc.[a,b]	81,299	2,790,995
Lubrizol Corp.	129,937	13,317,243
Minerals Technologies Inc.	35,737	2,096,690
Mosaic Co. (The)	283,223	20,720,595
NewMarket Corp.	19,677	2,332,118
Olin Corp.	131,557	2,629,824
OM Group Inc.[a]	58,650	1,951,285
PPG Industries Inc.	314,821	24,146,771
Praxair Inc.	586,933	53,610,460
Rockwood Holdings Inc.[a]	96,876	3,286,034
RPM International Inc.	244,731	5,068,379
Sensient Technologies Corp.	94,124	3,041,146
Sigma-Aldrich Corp.	199,113	12,627,746
Solutia Inc.[a]	230,635	4,176,800
W.R. Grace & Co.[a]	114,394	3,667,472

		453,718,753

COAL – 9.24%
Alpha Natural Resources Inc.[a]	227,090	10,257,655
Arch Coal Inc.	309,205	7,603,351
CONSOL Energy Inc.	429,554	15,790,405
Massey Energy Co.	195,881	8,240,714
Patriot Coal Corp.[a,b]	146,845	1,980,939

Security	Shares	Value
Peabody Energy Corp.	507,468	$26,845,057
Walter Energy Inc.	100,702	8,857,748

		79,575,869

ENVIRONMENTAL CONTROL – 0.19%
Calgon Carbon Corp.[a]	106,435	1,597,589

		1,597,589

FOREST PRODUCTS & PAPER – 2.99%
Domtar Corp.	79,748	6,328,802
International Paper Co.	768,915	19,438,171

		25,766,973

HOUSEHOLD PRODUCTS & WARES – 0.83%
Avery Dennison Corp.	197,329	7,172,909

		7,172,909

IRON & STEEL – 8.82%
AK Steel Holding Corp.	208,528	2,625,367
Allegheny Technologies Inc.	176,759	9,313,432
Carpenter Technology Corp.	84,113	2,999,470
Cliffs Natural Resources Inc.	257,751	16,805,365
Nucor Corp.	542,265	20,725,368
Reliance Steel & Aluminum Co.	141,241	5,910,936
Steel Dynamics Inc.	409,382	5,944,227
United States Steel Corp.[b]	272,784	11,672,427

		75,996,592

METAL FABRICATE & HARDWARE – 0.56%
Commercial Metals Co.	214,329	2,974,886
Worthington Industries Inc.	122,714	1,889,796

		4,864,682

MINING – 24.53%
Alcoa Inc.	1,941,786	25,495,650
Allied Nevada Gold Corp.[a]	152,585	3,765,798
Coeur d’Alene Mines Corp.[a,b]	167,117	3,444,281
Compass Minerals International Inc.	62,271	4,911,314
Freeport-McMoRan Copper & Gold Inc.	895,423	84,778,650
Hecla Mining Co.[a,b]	486,732	3,353,584
Kaiser Aluminum Corp.	27,928	1,256,481
Newmont Mining Corp.	920,136	56,008,678
Royal Gold Inc.	100,375	4,969,566
RTI International Metals Inc.[a]	57,249	1,780,444
Southern Copper Corp.	403,125	17,253,750

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
Titanium Metals Corp.[a]	163,302	$3,210,517
USEC Inc.[a,b]	214,356	1,151,092

		211,379,805

TOTAL COMMON STOCKS (Cost: $927,897,829)		860,073,172

SHORT-TERM INVESTMENTS – 2.08%

MONEY MARKET FUNDS – 2.08%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	14,546,949	14,546,949
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%[c,d,e]	2,024,854	2,024,854
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%[c,d]	1,381,070	1,381,070

		17,952,873

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,952,873)		17,952,873

TOTAL INVESTMENTS IN SECURITIES – 101.89% (Cost: $945,850,702)		878,026,045

Other Assets, Less Liabilities – (1.89)%		(16,329,499)

NET ASSETS – 100.00%		$861,696,546

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.80%

AGRICULTURE – 18.79%
Altria Group Inc.	489,043	$12,431,473
Archer-Daniels-Midland Co.	137,972	4,597,227
Bunge Ltd.[a]	32,928	1,977,985
Lorillard Inc.	36,172	3,086,918
Monsanto Co.	127,079	7,551,034
Philip Morris International Inc.	430,435	25,180,448
Reynolds American Inc.	39,645	2,572,961
Universal Corp.	5,716	236,871

		57,634,917

APPAREL – 5.40%
Carter’s Inc.[b]	13,829	344,342
Coach Inc.	71,713	3,585,650
Deckers Outdoor Corp.[b]	9,116	529,640
Hanesbrands Inc.[b]	22,127	548,749
Iconix Brand Group Inc.[b]	16,672	291,760
Jones Group Inc. (The)	20,419	295,259
Nike Inc. Class B	69,763	5,681,499
Phillips-Van Heusen Corp.	14,285	876,242
Polo Ralph Lauren Corp.	15,274	1,479,745
SKECHERS U.S.A. Inc. Class Aa,b	8,404	163,374
Timberland Co. Class Ab	9,871	207,093
VF Corp.	20,094	1,672,624
Warnaco Group Inc. (The)[b]	10,472	556,168
Wolverine World Wide Inc.	11,566	336,802

		16,568,947

AUTO MANUFACTURERS – 3.61%
Ford Motor Co.[b]	783,353	11,068,778

		11,068,778

AUTO PARTS & EQUIPMENT – 3.73%
BorgWarner Inc.[b]	26,766	1,501,840
Cooper Tire & Rubber Co.	14,475	283,855
Dana Holding Corp.[b]	32,452	459,196
Goodyear Tire & Rubber Co. (The)[b]	56,616	578,615
Johnson Controls Inc.	157,574	5,533,999
Lear Corp.[b]	11,657	1,030,479
Tenneco Inc.[b]	14,017	457,235
TRW Automotive Holdings Corp.[b]	19,492	890,589
WABCO Holdings Inc.[b]	15,063	699,224

		11,435,032

Security	Shares	Value
BEVERAGES – 21.15%
Brown-Forman Corp. Class A	4,349	$264,419
Brown-Forman Corp. Class B NVS	21,238	1,291,483
Coca-Cola Co. (The)	499,959	30,657,486
Coca-Cola Enterprises Inc.	76,667	1,840,775
Constellation Brands Inc. Class Ab	44,095	869,994
Dr Pepper Snapple Group Inc.	56,056	2,048,847
Green Mountain Coffee Roasters Inc.[a,b]	27,197	897,229
Hansen Natural Corp.[b]	16,606	850,393
Molson Coors Brewing Co. Class B NVS	37,410	1,766,874
PepsiCo Inc.	373,618	24,397,256

		64,884,756

BIOTECHNOLOGY – 0.06%
Martek Biosciences Corp.[a,b]	7,767	170,486

		170,486

COSMETICS & PERSONAL CARE – 18.63%
Alberto-Culver Co.	20,630	769,293
Avon Products Inc.	100,811	3,069,695
Colgate-Palmolive Co.	115,590	8,914,301
Estee Lauder Companies Inc. (The) Class A	28,492	2,027,775
Procter & Gamble Co. (The)	666,598	42,375,635

		57,156,699

DISTRIBUTION & WHOLESALE – 1.01%
Central European Distribution Corp.[b]	14,772	368,857
Genuine Parts Co.	37,443	1,792,022
LKQ Corp.[b]	32,920	715,681
Pool Corp.	11,595	233,523

		3,110,083

ELECTRICAL COMPONENTS & EQUIPMENT – 0.40%
Energizer Holdings Inc.[b]	16,256	1,215,624

		1,215,624

ELECTRONICS – 0.50%
Garmin Ltd.[a]	27,154	891,737
Gentex Corp.	32,495	649,250

		1,540,987

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.06%
Darling International Inc.[b]	19,227	$192,462

		192,462
FOOD – 13.70%
Campbell Soup Co.	49,507	1,794,629
Chiquita Brands International Inc.[b]	10,351	137,358
ConAgra Foods Inc.	104,860	2,358,301
Corn Products International Inc.	17,603	749,008
Dean Foods Co.[b]	42,130	438,152
Del Monte Foods Co.	46,707	669,778
Flowers Foods Inc.	21,634	551,234
Fresh Del Monte Produce Inc.[b]	9,499	210,213
General Mills Inc.	144,548	5,426,332
H.J. Heinz Co.	73,675	3,618,179
Hain Celestial Group Inc.[b]	9,563	236,493
Hershey Co. (The)	36,457	1,804,257
Hormel Foods Corp.	16,987	780,043
J.M. Smucker Co. (The)	27,707	1,781,006
Kellogg Co.	60,555	3,043,494
Kraft Foods Inc. Class A	375,993	12,133,294
McCormick & Co. Inc. NVS	25,903	1,145,431
Ralcorp Holdings Inc.[b]	12,887	799,767
Sara Lee Corp.	146,759	2,103,057
Smithfield Foods Inc.[b]	36,457	610,655
Tootsie Roll Industries Inc.[a]	5,501	144,401
TreeHouse Foods Inc.[b]	8,137	379,998
Tyson Foods Inc. Class A	72,228	1,123,145

		42,038,225

HAND & MACHINE TOOLS – 1.01%
Snap-on Inc.	13,537	690,387
Stanley Black & Decker Inc.	38,852	2,407,658

		3,098,045

HOME BUILDERS – 1.33%
D.R. Horton Inc.	64,946	678,036
KB Home	17,845	187,551
Lennar Corp. Class A	35,906	520,996
M.D.C. Holdings Inc.	8,600	221,450
NVR Inc.[b]	1,380	865,826
Pulte Group Inc.[b]	78,638	617,308
Ryland Group Inc.	10,205	152,871
Thor Industries Inc.	8,148	256,581

Security	Shares	Value
Toll Brothers Inc.[b]	31,867	$571,694

		4,072,313

HOME FURNISHINGS – 0.89%
Harman International Industries Inc.[b]	16,346	548,408
Tempur-Pedic International Inc.[b]	15,336	529,092
TiVo Inc.[b]	27,108	301,983
Whirlpool Corp.	17,861	1,354,400

		2,733,883

HOUSEHOLD PRODUCTS & WARES – 3.92%
Church & Dwight Co. Inc.	16,451	1,083,298
Clorox Co. (The)	32,463	2,160,412
Fossil Inc.[b]	11,034	650,896
Jarden Corp.	21,714	696,151
Kimberly-Clark Corp.	96,120	6,088,241
Scotts Miracle-Gro Co. (The) Class A	10,608	566,467
Tupperware Brands Corp.	14,738	660,410
WD-40 Co.	3,555	131,144

		12,037,019

HOUSEWARES – 0.38%
Newell Rubbermaid Inc.	65,332	1,153,110

		1,153,110

LEISURE TIME – 0.86%
Brunswick Corp.	20,637	326,477
Callaway Golf Co.	15,093	103,840
Harley-Davidson Inc.	54,667	1,677,184
Polaris Industries Inc.	7,587	539,360

		2,646,861

MACHINERY – 0.07%
Briggs & Stratton Corp.	11,757	206,923

		206,923

MANUFACTURING – 0.40%
Eastman Kodak Co.[a,b]	62,936	296,429
Lancaster Colony Corp.	4,797	239,274
Leggett & Platt Inc.	34,229	697,587

		1,233,290

OFFICE FURNISHINGS – 0.15%
Herman Miller Inc.	13,064	251,221
HNI Corp.	8,777	216,441

		467,662

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
PHARMACEUTICALS – 1.21%
Herbalife Ltd.	14,154	$903,874
Mead Johnson Nutrition Co. Class A	47,973	2,821,772

		3,725,646

RETAIL – 0.26%
Nu Skin Enterprises Inc. Class A	13,035	398,871
Under Armour Inc. Class Aa,b	8,277	386,370

		785,241

SOFTWARE – 0.95%
Activision Blizzard Inc.	129,050	1,480,204
Electronic Arts Inc.[b]	76,892	1,218,738
Take-Two Interactive Software Inc.[b]	20,074	213,989

		2,912,931

TEXTILES – 0.24%
Mohawk Industries Inc.[b]	12,999	745,363

		745,363

TOYS, GAMES & HOBBIES – 1.09%
Hasbro Inc.	29,488	1,363,820
Mattel Inc.	84,796	1,978,291

		3,342,111

TOTAL COMMON STOCKS
(Cost: $323,584,315)		306,177,394

SHORT-TERM INVESTMENTS – 0.57%

MONEY MARKET FUNDS – 0.57%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	1,307,435	1,307,435
BlackRock Cash Funds: Prime,
SL Agency Shares 0.26%[c,d,e]	181,988	181,988
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[c,d]	266,619	266,619

		1,756,042

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,756,042)		1,756,042

Value

TOTAL INVESTMENTS IN SECURITIES – 100.37%
(Cost: $325,340,357)	$307,933,436

Other Assets, Less Liabilities – (0.37)%	(1,127,227)

NET ASSETS – 100.00%	$306,806,209

NVS – Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 1.32%
Interpublic Group of Companies Inc. (The)[a]	61,897	$640,634
Lamar Advertising Co. Class Aa,b	7,442	252,953
Omnicom Group Inc.	38,458	1,690,614

		2,584,201

AIRLINES – 2.56%
Alaska Air Group Inc.[a]	4,570	241,296
AMR Corp.[a]	42,193	332,481
Delta Air Lines Inc.[a]	99,942	1,388,194
JetBlue Airways Corp.[a]	30,969	216,164
SkyWest Inc.	7,091	107,499
Southwest Airlines Co.	94,676	1,302,742
United Continental Holdings Inc.[a]	40,325	1,171,038
US Airways Group Inc.[a]	20,458	241,200

		5,000,614

APPAREL – 0.29%
Guess? Inc.	8,347	324,865
Gymboree Corp.[a]	3,789	246,513

		571,378

COMMERCIAL SERVICES – 3.63%
Aaron’s Inc.	8,772	165,440
Apollo Group Inc. Class Aa	16,800	629,664
Arbitron Inc.	3,366	85,227
Avis Budget Group Inc.[a]	12,893	149,688
Career Education Corp.[a]	8,346	146,389
Chemed Corp.	2,901	170,985
Corinthian Colleges Inc.[a]	11,055	57,707
DeVry Inc.	7,873	376,802
H&R Block Inc.	39,928	470,751
Hertz Global Holdings Inc.[a]	23,344	264,254
Hillenbrand Inc.	7,969	171,254
ITT Educational Services Inc.[a,b]	4,378	282,512
Live Nation Entertainment Inc.[a]	18,791	178,326
McKesson Corp.	33,169	2,188,491
Morningstar Inc.[a]	2,840	138,649
Rent-A-Center Inc.	8,470	212,936
Rollins Inc.	6,652	173,284
Service Corp. International	31,438	260,307
Sotheby’s	8,534	374,130

Security	Shares	Value
Strayer Education Inc.	1,776	$248,338
Valassis Communications Inc.[a]	6,323	208,659
Weight Watchers International Inc.	4,434	148,495

		7,102,288

COMPUTERS – 0.46%
FactSet Research Systems Inc.	5,450	478,401
IHS Inc. Class Aa	5,959	430,478

		908,879

ELECTRONICS – 0.22%
Dolby Laboratories Inc. Class Aa	6,844	422,138

		422,138

ENTERTAINMENT – 1.08%
Bally Technologies Inc.[a]	6,882	248,303
DreamWorks Animation SKG Inc. Class Aa	7,932	280,000
International Game Technology	37,709	587,883
International Speedway Corp. Class A	3,523	80,465
Madison Square Garden Inc. Class Aa	7,782	161,788
Penn National Gaming Inc.[a]	8,513	283,142
Pinnacle Entertainment Inc.[a]	6,963	89,126
Regal Entertainment Group Class A	9,856	133,056
Scientific Games Corp. Class Aa	8,650	68,335
Vail Resorts Inc.[a]	4,592	186,252

		2,118,350

FOOD – 3.25%
Kroger Co. (The)	76,412	1,681,064
Ruddick Corp.	5,418	189,088
Safeway Inc.	48,677	1,114,704
SUPERVALU Inc.	26,861	289,830
Sysco Corp.	75,170	2,214,508
United Natural Foods Inc.[a]	5,049	180,552
Whole Foods Market Inc.[a]	17,131	680,957

		6,350,703

INTERNET – 8.88%
Amazon.com Inc.[a]	44,284	7,313,060
eBay Inc.[a]	143,012	4,263,188
Expedia Inc.	26,631	770,967
GSI Commerce Inc.[a]	7,683	187,619

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
Liberty Media Corp. – Liberty Interactive Group Series Aa,b	72,057	$1,063,561
Netflix Inc.[a]	5,765	1,000,228
Priceline.com Inc.[a]	6,175	2,326,802
ValueClick Inc.[a]	10,305	141,797
WebMD Health Corp.[a]	6,087	318,228

		17,385,450

LEISURE TIME – 1.81%
Carnival Corp.	52,589	2,270,267
Interval Leisure Group Inc.[a]	5,083	72,941
Life Time Fitness Inc.[a]	5,350	193,295
Royal Caribbean Cruises Ltd.[a]	17,101	676,174
WMS Industries Inc.[a]	7,512	327,749

		3,540,426

LODGING – 4.19%
Boyd Gaming Corp.[a]	7,132	59,267
Choice Hotels International Inc.	4,122	156,760
Gaylord Entertainment Co.[a,b]	4,415	147,196
Hyatt Hotels Corp. Class Aa	4,580	184,574
Las Vegas Sands Corp.[a]	55,163	2,530,878
Marriott International Inc. Class A	40,085	1,485,149
MGM Resorts International[a]	40,540	443,102
Orient-Express Hotels Ltd. Class Aa	10,572	133,842
Starwood Hotels & Resorts
Worldwide Inc.	22,251	1,204,669
Wyndham Worldwide Corp.	22,738	653,718
Wynn Resorts Ltd.	11,149	1,194,838

		8,193,993

MANUFACTURING – 0.06%
Matthews International Corp. Class A	3,832	126,533

		126,533

MEDIA – 22.59%
Cablevision NY Group Class A	32,114	858,728
CBS Corp. Class B NVS	79,769	1,350,489
Comcast Corp. Class A	262,467	5,401,571
Comcast Corp. Class A Special	92,977	1,797,245
CTC Media Inc.	6,866	162,038
DIRECTV Class Aa	110,499	4,802,287
Discovery Communications Inc. Series Aa	17,417	776,972

Security	Shares	Value
Discovery Communications Inc. Series Ca	18,102	$703,444
DISH Network Corp. Class A	26,447	525,237
Gannett Co. Inc.	30,114	356,851
John Wiley & Sons Inc. Class A	6,449	278,339
Liberty Global Inc. Series Aa,b	14,355	542,475
Liberty Global Inc. Series Ca,b	14,604	528,519
Liberty Media Corp. – Liberty
Capital Group Series Aa	10,627	611,478
Liberty Media Corp. – Liberty Starz Group Series Aa	6,228	408,059
McGraw-Hill Companies Inc. (The)	39,433	1,484,652
Meredith Corp.	4,642	157,596
New York Times Co. (The) Class Aa	12,223	93,750
News Corp. Class A NVS	231,356	3,345,408
News Corp. Class B	55,556	893,340
Scholastic Corp.	3,493	102,869
Scripps Networks Interactive Inc. Class A	11,339	577,042
Time Warner Cable Inc.	44,934	2,600,331
Time Warner Inc.	143,316	4,659,203
Viacom Inc. Class B NVS	70,773	2,731,130
Walt Disney Co. (The)	226,463	8,177,579
Washington Post Co. (The) Class B	730	293,569

		44,220,201

PHARMACEUTICALS – 1.71%
AmerisourceBergen Corp.	35,585	1,167,900
Cardinal Health Inc.	45,914	1,592,757
Omnicare Inc.	15,054	363,102
VCA Antech Inc.[a]	10,980	226,956

		3,350,715

RETAIL – 47.53%
99 Cents Only Stores[a]	5,837	90,007
Abercrombie & Fitch Co. Class A	11,266	482,861
Advance Auto Parts Inc.	11,217	728,881
Aeropostale Inc.[a]	11,945	291,219
American Eagle Outfitters Inc.	26,288	420,871
AnnTaylor Stores Corp.[a]	7,418	172,839
AutoNation Inc.[a]	9,167	212,858
AutoZone Inc.[a]	3,719	883,746
Barnes & Noble Inc.[b]	5,181	77,611
Bed Bath & Beyond Inc.[a]	33,349	1,464,021

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
Best Buy Co. Inc.	43,357	$1,863,484
Big Lots Inc.[a]	10,296	322,986
BJ’s Wholesale Club Inc.[a]	6,805	283,973
Bob Evans Farms Inc.	3,941	113,107
Brinker International Inc.	12,824	237,757
Buckle Inc. (The)	3,360	97,742
CarMax Inc.[a]	28,452	881,727
Casey’s General Stores Inc.	4,749	196,894
Cato Corp. (The) Class A	3,500	92,575
CEC Entertainment Inc.[a]	2,750	91,300
Cheesecake Factory Inc. (The)[a]	7,338	213,683
Chico’s FAS Inc.	22,871	222,306
Children’s Place Retail Stores
Inc. (The)[a]	3,559	156,810
Chipotle Mexican Grill Inc.[a]	3,967	833,903
Collective Brands Inc.[a]	8,104	124,234
Copart Inc.[a]	9,475	320,823
Costco Wholesale Corp.	56,007	3,515,559
Cracker Barrel Old Country
Store Inc.	2,970	160,053
CVS Caremark Corp.	173,487	5,225,428
Darden Restaurants Inc.	17,812	814,187
Dick’s Sporting Goods Inc.[a]	11,589	333,995
Dillard’s Inc. Class A	6,060	154,591
Dollar Tree Inc.[a]	16,221	832,299
Dress Barn Inc.[a]	8,799	201,849
Family Dollar Stores Inc.	16,269	751,140
Foot Locker Inc.	19,859	316,354
GameStop Corp. Class Aa,b	19,413	381,660
Gap Inc. (The)	47,378	900,656
Genesco Inc.[a]	3,005	98,444
Group 1 Automotive Inc.[a]	3,159	111,386
Home Depot Inc. (The)	216,523	6,686,230
HSN Inc.[a]	5,148	154,131
J. Crew Group Inc.[a]	7,759	248,210
J.C. Penney Co. Inc.	26,386	822,715
Jack in the Box Inc.[a]	7,089	164,181
Kohl’s Corp.[a]	36,639	1,875,917
Limited Brands Inc.	35,106	1,031,765
Lowe’s Companies Inc.	184,004	3,924,805
Macy’s Inc.	53,583	1,266,702
McDonald’s Corp.	135,684	10,552,145
Men’s Wearhouse Inc. (The)	6,735	164,603

Security	Shares	Value
Nordstrom Inc.	21,728	$836,745
O’Reilly Automotive Inc.[a]	17,468	1,021,878
Office Depot Inc.[a]	34,385	154,389
OfficeMax Inc.[a]	10,770	190,629
P.F. Chang’s China Bistro Inc.[b]	2,844	130,596
Panera Bread Co. Class Aa	3,788	339,064
Papa John’s International Inc.[a]	2,543	65,686
PetSmart Inc.	15,013	561,937
RadioShack Corp.	15,994	321,959
Regis Corp.	7,265	148,569
Rite Aid Corp.[a]	76,410	69,892
Ross Stores Inc.	15,631	922,073
Saks Inc.[a,b]	15,185	169,161
Sally Beauty Holdings Inc.[a]	12,022	146,308
Sears Holdings Corp.[a,b]	6,044	435,047
Signet Jewelers Ltd.[a]	10,917	384,060
Sonic Corp.[a]	7,736	68,696
Staples Inc.	93,133	1,906,432
Starbucks Corp.	94,803	2,699,989
Target Corp.	85,463	4,438,948
Tiffany & Co.	16,140	855,420
TJX Companies Inc. (The)	52,092	2,390,502
Tractor Supply Co.	9,281	367,528
Urban Outfitters Inc.[a]	16,936	521,121
Wal-Mart Stores Inc.	268,285	14,532,998
Walgreen Co.	124,731	4,225,886
Wendy’s/Arby’s Group Inc. Class A	41,831	192,423
Williams-Sonoma Inc.	12,253	396,630
Yum! Brands Inc.	59,580	2,952,785

		93,014,574

SOFTWARE – 0.34%
Acxiom Corp.[a]	10,260	180,063
Dun & Bradstreet Corp. (The)[b]	6,398	476,075

		656,138

TOTAL COMMON STOCKS
(Cost: $233,029,640)		195,546,581

SHORT-TERM INVESTMENTS – 1.01%

MONEY MARKET FUNDS – 1.01%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[c,d,e]	1,600,537	1,600,537

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	222,786	$222,786
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	150,724	150,724

		1,974,047

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,974,047)		1,974,047

TOTAL INVESTMENTS IN SECURITIES – 100.93%
(Cost: $235,003,687)		197,520,628

Other Assets, Less Liabilities – (0.93)%		(1,809,411)

NET ASSETS – 100.00%		$195,711,217

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.86%

BANKS – 25.96%
Associated Banc-Corp	39,064	$494,941
BancorpSouth Inc.	17,556	231,564
Bank of America Corp.	2,259,904	25,853,302
Bank of Hawaii Corp.	10,805	466,668
Bank of New York Mellon
Corp. (The)	274,837	6,887,415
BB&T Corp.	157,074	3,677,102
BOK Financial Corp.	6,162	284,869
CapitalSource Inc.	68,205	416,733
Cathay General Bancorp	17,542	238,571
City National Corp.	10,770	555,409
Comerica Inc.	40,161	1,436,961
Commerce Bancshares Inc.	16,704	615,375
Cullen/Frost Bankers Inc.	12,971	680,199
East West Bancorp Inc.	33,395	588,754
F.N.B. Corp.	26,337	223,864
Fifth Third Bancorp	181,059	2,274,101
First Financial Bankshares Inc.	4,740	224,012
First Horizon National Corp.[a]	53,250	537,292
First Midwest Bancorp Inc.	16,510	176,822
FirstMerit Corp.	24,265	416,873
Fulton Financial Corp.	44,263	413,416
Glacier Bancorp Inc.	16,295	211,835
Hancock Holding Co.	7,305	229,523
Huntington Bancshares Inc.	161,967	918,353
IBERIABANK Corp.	5,993	311,936
International Bancshares Corp.	13,304	227,898
KeyCorp	200,107	1,638,876
M&T Bank Corp.[b]	19,428	1,452,243
Marshall & Ilsley Corp.	118,849	702,398
MB Financial Inc.	12,188	181,479
National Penn Bancshares Inc.	28,974	188,041
Northern Trust Corp.	54,985	2,728,906
Old National Bancorp	20,122	190,354
PacWest Bancorp	6,903	120,319
Park National Corp.	2,878	188,077
PNC Financial Services Group Inc. (The)[c]	119,673	6,450,375
Popular Inc.[a]	233,151	636,502
PrivateBancorp Inc.	13,969	164,695

Security	Shares	Value
Prosperity Bancshares Inc.	10,628	$330,425
Regions Financial Corp.	286,054	1,802,140
State Street Corp.	112,571	4,700,965
Sterling Bancshares Inc.	23,236	125,242
SunTrust Banks Inc.	113,247	2,833,440
Susquehanna Bancshares Inc.	29,229	230,909
SVB Financial Group[a]	9,451	409,606
Synovus Financial Corp.	150,317	324,685
TCF Financial Corp.	30,285	398,551
TrustCo Bank Corp. NY	16,905	91,118
Trustmark Corp.	12,830	283,415
U.S. Bancorp	434,791	10,513,246
UMB Financial Corp.	7,397	274,133
Umpqua Holdings Corp.	26,161	287,771
United Bankshares Inc.	9,930	265,330
Valley National Bancorp	36,621	488,524
Webster Financial Corp.	15,122	258,889
Wells Fargo & Co.	1,114,387	29,063,213
Westamerica Bancorporation[b]	6,518	326,030
Whitney Holding Corp.	22,469	186,043
Wilmington Trust Corp.	20,256	144,020
Wintrust Financial Corp.	6,919	207,155
Zions Bancorporation	39,512	816,318

		117,597,221

COMMERCIAL SERVICES – 4.27%
Equifax Inc.	28,558	946,126
MasterCard Inc. Class A	23,711	5,692,063
Moody’s Corp.	46,468	1,257,424
Visa Inc. Class A	112,557	8,798,581
Western Union Co.	150,358	2,646,301

		19,340,495

DIVERSIFIED FINANCIAL SERVICES – 29.71%
Affiliated Managers Group Inc.[a]	11,647	997,100
American Express Co.	242,107	10,037,756
Ameriprise Financial Inc.	57,173	2,955,272
BlackRock Inc.[c]	9,525	1,628,680
Capital One Financial Corp.	103,659	3,863,371
Charles Schwab Corp. (The)	219,687	3,383,180
CIT Group Inc.[a]	40,382	1,749,752
Citigroup Inc.[a]	5,404,011	22,534,726
CME Group Inc.	15,265	4,421,507
Discover Financial Services	123,824	2,185,494

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
E*TRADE Financial Corp.[a]	45,350	$648,505
Eaton Vance Corp.	26,682	767,641
Federated Investors Inc. Class B	23,417	583,317
Franklin Resources Inc.	35,378	4,057,857
Goldman Sachs Group Inc. (The)	98,013	15,775,192
Greenhill & Co. Inc.[b]	6,657	517,049
IntercontinentalExchange Inc.[a]	16,766	1,925,910
Invesco Ltd.	106,642	2,452,766
Investment Technology Group Inc.[a]	9,988	142,229
Janus Capital Group Inc.	41,565	438,926
Jefferies Group Inc.[b]	25,504	610,311
JPMorgan Chase & Co.	903,504	33,998,856
KBW Inc.	8,063	203,994
Knight Capital Group Inc. Class Aa	21,570	281,057
Legg Mason Inc.	32,755	1,016,388
MF Global Holdings Ltd.[a]	33,737	264,161
Morgan Stanley	290,137	7,215,707
NASDAQ OMX Group Inc. (The)[a]	36,293	762,879
NYSE Euronext Inc.	58,992	1,807,515
optionsXpress Holdings Inc.[a]	10,338	165,098
Piper Jaffray Companies, Inc.[a]	4,502	139,427
Raymond James Financial Inc.	22,524	635,627
SLM Corp.[a]	110,637	1,316,580
Stifel Financial Corp.[a]	8,164	386,892
T. Rowe Price Group Inc.	58,797	3,249,710
TD AMERITRADE Holding Corp.[a]	52,806	902,455
Waddell & Reed Financial Inc.
Class A	19,505	567,010

		134,589,897

INSURANCE – 22.15%
ACE Ltd.	77,092	4,580,807
Aflac Inc.	106,054	5,927,358
Alleghany Corp.[a]	1,643	493,689
Allied World Assurance
Holdings Ltd.	9,242	528,735
Allstate Corp. (The)	114,535	3,492,172
American Financial Group Inc.	17,862	546,220
American International Group Inc.[a]	26,775	1,124,818
American National Insurance Co.	3,289	257,989
Aon Corp.	67,046	2,665,079
Arch Capital Group Ltd.[a,b]	11,314	977,416

Security	Shares	Value
Argo Group International
Holdings Ltd.[b]	6,989	$242,448
Arthur J. Gallagher & Co.	24,065	677,670
Aspen Insurance Holdings Ltd.	16,682	473,268
Assurant Inc.	24,265	959,438
Assured Guaranty Ltd.	38,151	726,777
Axis Capital Holdings Ltd.	27,325	929,323
Berkshire Hathaway Inc. Class Ba	191,271	15,217,521
Brown & Brown Inc.	25,972	578,916
Chubb Corp.	71,449	4,145,471
Cincinnati Financial Corp.	34,419	1,013,295
CNO Financial Group Inc.[a]	51,404	279,638
Delphi Financial Group Inc. Class A	11,000	297,770
Endurance Specialty Holdings Ltd.[b]	10,584	438,178
Erie Indemnity Co. Class A	6,607	377,788
Everest Re Group Ltd.	12,069	1,017,175
Fidelity National Financial Inc.
Class A	52,435	702,105
First American Financial Corp.	27,210	382,028
Genworth Financial Inc. Class Aa	111,275	1,261,859
Hanover Insurance Group Inc. (The)	10,293	465,758
Hartford Financial Services Group Inc. (The)	101,104	2,424,474
HCC Insurance Holdings Inc.	25,996	688,374
Horace Mann Educators Corp.	8,903	166,397
Lincoln National Corp.	71,728	1,755,901
Loews Corp.	77,179	3,047,027
Markel Corp.[a]	2,218	743,074
Marsh & McLennan Companies Inc.	122,776	3,066,945
MBIA Inc.[a,b]	35,494	397,888
Mercury General Corp.	5,874	249,528
MetLife Inc.	131,846	5,317,349
MGIC Investment Corp.[a]	46,063	406,276
Montpelier Re Holdings Ltd.	15,938	291,984
Old Republic International Corp.	54,457	718,832
PartnerRe Ltd.	16,184	1,283,715
Platinum Underwriters
Holdings Ltd.	10,442	449,528
Principal Financial Group Inc.	68,388	1,835,534
ProAssurance Corp.[a]	7,242	416,343
Progressive Corp. (The)	141,724	2,998,880
Protective Life Corp.	19,490	467,175
Prudential Financial Inc.	104,891	5,515,169

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
Radian Group Inc.	29,678	$225,256
Reinsurance Group of America Inc.	16,610	831,663
RenaissanceRe Holdings Ltd.	12,495	752,949
RLI Corp.	4,025	231,116
Selective Insurance Group Inc.	12,194	206,322
StanCorp Financial Group Inc.	10,879	466,709
Torchmark Corp.	18,408	1,054,410
Tower Group Inc.	8,859	215,097
Transatlantic Holdings Inc.	14,527	764,120
Travelers Companies Inc. (The)	106,937	5,902,922
Unitrin Inc.	10,553	256,438
Unum Group	74,431	1,668,743
Validus Holdings Ltd.	20,080	569,469
W.R. Berkley Corp.	29,541	812,968
White Mountains Insurance Group Ltd.	1,581	504,655
Willis Group Holdings PLC[b]	38,298	1,217,876
XL Group PLC	77,935	1,648,325

		100,350,140

REAL ESTATE – 0.87%
Brookfield Properties Corp.	58,996	1,025,940
CB Richard Ellis Group Inc. Class Aa	66,971	1,228,918
Forest City Enterprises Inc. Class Aa	27,577	402,348
Forestar Group Inc.[a]	8,268	141,383
Jones Lang LaSalle Inc.	9,583	748,049
St. Joe Co. (The)[a,b]	20,784	419,629

		3,966,267

REAL ESTATE INVESTMENT TRUSTS – 15.20%
Alexandria Real Estate Equities Inc.	11,397	837,452
AMB Property Corp.	38,236	1,077,873
American Campus Communities Inc.	14,879	470,623
Annaly Capital Management Inc.	141,110	2,499,058
Apartment Investment and Management Co. Class A	26,477	617,179
AvalonBay Communities Inc.	19,321	2,054,015
BioMed Realty Trust Inc.	29,194	535,710
Boston Properties Inc.	31,453	2,710,934
Brandywine Realty Trust	29,692	355,413
BRE Properties Inc. Class Ab	14,491	622,099

Security	Shares	Value
Camden Property Trust[b]	15,157	$751,636
CBL & Associates Properties Inc.[b]	31,189	489,044
Chimera Investment Corp.	188,757	773,904
Colonial Properties Trust[b]	16,258	291,506
CommonWealth REIT	16,279	414,301
Corporate Office Properties Trust	13,449	477,305
DCT Industrial Trust Inc.	48,047	240,715
Developers Diversified Realty Corp.	42,651	550,198
DiamondRock Hospitality Co.[a]	34,880	369,030
Digital Realty Trust Inc.	19,840	1,185,043
Douglas Emmett Inc.	27,396	491,484
Duke Realty Corp.	55,875	696,761
DuPont Fabros Technology Inc.	13,310	334,081
EastGroup Properties Inc.	6,256	253,243
Entertainment Properties Trust	10,493	485,091
Equity Lifestyle Properties Inc.[b]	6,828	388,650
Equity Residential	64,247	3,124,332
Essex Property Trust Inc.	6,815	769,822
Federal Realty Investment Trust	13,808	1,131,980
Franklin Street Properties Corp.	16,519	220,529
Hatteras Financial Corp.	9,984	292,332
HCP Inc.	69,906	2,517,315
Health Care REIT Inc.	27,937	1,427,581
Healthcare Realty Trust Inc.[b]	14,359	346,626
Highwoods Properties Inc.	15,521	514,211
Home Properties Inc.	8,615	469,087
Hospitality Properties Trust	28,174	642,649
Host Hotels & Resorts Inc.[b]	149,818	2,380,608
Kilroy Realty Corp.	11,878	405,871
Kimco Realty Corp.	91,506	1,576,648
LaSalle Hotel Properties	15,897	376,600
Lexington Realty Trust	24,058	187,171
Liberty Property Trust	25,611	856,944
Macerich Co. (The)	29,550	1,318,225
Mack-Cali Realty Corp.	18,029	605,414
MFA Financial Inc.	63,325	500,901
Mid-America Apartment Communities Inc.	7,481	456,565
National Retail Properties Inc.	18,799	509,453
Nationwide Health Properties Inc.	28,206	1,151,651
Omega Healthcare Investors Inc.[b]	20,982	482,586
Plum Creek Timber Co. Inc.[b]	37,076	1,365,880
Post Properties Inc.[b]	11,189	340,593

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
Potlatch Corp.	9,211	$313,635
ProLogis	126,151	1,721,961
Public Storage	32,025	3,177,520
Rayonier Inc.[b]	18,017	940,487
Realty Income Corp.	23,598	808,939
Redwood Trust Inc.	16,099	228,284
Regency Centers Corp.	18,525	781,384
Senior Housing Properties Trust[b]	28,945	691,496
Simon Property Group Inc.	66,586	6,393,588
SL Green Realty Corp.	17,690	1,162,587
Sunstone Hotel Investors Inc.[a,b]	22,697	246,262
Tanger Factory Outlet Centers Inc.	9,131	437,558
Taubman Centers Inc.	12,521	581,225
UDR Inc.[b]	36,759	826,342
Ventas Inc.[b]	35,646	1,909,200
Vornado Realty Trust	40,919	3,575,911
Washington Real Estate Investment Trust	14,302	458,093
Weingarten Realty Investors	27,148	655,081

		68,853,475

SAVINGS & LOANS – 1.32%
Astoria Financial Corp.	20,418	253,592
Capitol Federal Financial	4,853	113,560
First Niagara Financial Group Inc.	47,233	559,711
Hudson City Bancorp Inc.	110,953	1,292,603
New York Community Bancorp Inc.	99,181	1,679,134
NewAlliance Bancshares Inc.	22,252	286,828
People’s United Financial Inc.	84,990	1,046,227
Provident Financial Services Inc.	12,992	164,219
TFS Financial Corp.	21,403	187,276
Washington Federal Inc.	25,866	388,766

		5,971,916

SOFTWARE – 0.38%
MSCI Inc. Class Aa	26,584	953,037
SEI Investments Co.	35,468	785,616

		1,738,653

TOTAL COMMON STOCKS
(Cost: $637,200,004)		452,408,064

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.32%

MONEY MARKET FUNDS – 2.32%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	8,609,737	$8,609,737
BlackRock Cash Funds: Prime,
SL Agency Shares 0.26%[c,d,e]	1,198,427	1,198,427
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[c,d]	692,617	692,617

		10,500,781

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,500,781)		10,500,781

TOTAL INVESTMENTS IN SECURITIES – 102.18%
(Cost: $647,700,785)		462,908,845

Other Assets, Less Liabilities – (2.18)%		(9,844,541)

NET ASSETS – 100.00%		$453,064,304

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.81%

AEROSPACE & DEFENSE – 14.69%
AAR Corp.[a]	7,962	$175,482
Alliant Techsystems Inc.[a]	6,412	488,851
BE Aerospace Inc.[a]	19,816	728,436
Boeing Co. (The)	134,010	9,466,466
Curtiss-Wright Corp.	9,377	289,562
Esterline Technologies Corp.[a]	6,084	367,717
General Dynamics Corp.	65,204	4,441,697
Goodrich Corp.	25,598	2,100,828
Kaman Corp.	5,213	140,490
L-3 Communications Holdings Inc.	23,507	1,696,970
Lockheed Martin Corp.	59,182	4,219,085
Moog Inc. Class Aa	8,428	316,893
Northrop Grumman Corp.	56,212	3,553,161
Orbital Sciences Corp.[a]	11,696	189,943
Raytheon Co.	76,730	3,535,718
Rockwell Collins Inc.	32,455	1,963,852
Spirit AeroSystems Holdings Inc.
Class Aa	22,014	476,383
Teledyne Technologies Inc.[a]	7,379	306,745
TransDigm Group Inc.[a]	7,564	501,266
United Technologies Corp.	177,367	13,261,731

		48,221,276

AUTO MANUFACTURERS – 1.49%
Navistar International Corp.[a]	10,847	522,608
Oshkosh Corp.[a]	18,348	541,450
PACCAR Inc.	74,386	3,813,026

		4,877,084

BUILDING MATERIALS – 1.06%
Eagle Materials Inc.	9,205	215,949
Lennox International Inc.	10,519	431,384
Martin Marietta Materials Inc.[b]	9,253	744,682
Masco Corp.	73,474	783,233
Owens Corning[a]	22,981	621,406
Quanex Building Products Corp.	7,710	138,934
Simpson Manufacturing Co. Inc.	7,843	208,467
Texas Industries Inc.	4,698	160,531
USG Corp.[a]	13,780	174,730

		3,479,316

Security	Shares	Value
CHEMICALS – 0.61%
Sherwin-Williams Co. (The)	19,007	$1,386,941
Valspar Corp. (The)	19,063	611,922

		1,998,863

COMMERCIAL SERVICES – 3.56%
ABM Industries Inc.	8,813	198,733
Alliance Data Systems Corp.[a,b]	10,773	654,137
Coinstar Inc.[a]	6,254	360,105
Convergys Corp.[a]	22,043	249,527
CoreLogic Inc.	20,085	352,893
Corporate Executive Board Co. (The)	6,907	215,775
Corrections Corp. of America[a]	22,724	583,325
Deluxe Corp.	10,339	211,329
Euronet Worldwide Inc.[a]	9,586	173,123
FTI Consulting Inc.[a]	9,594	340,203
Genpact Ltd.[a]	21,277	338,304
Iron Mountain Inc.	37,763	822,856
Lender Processing Services Inc.	19,109	551,104
Manpower Inc.	16,859	922,693
Monster Worldwide Inc.[a]	26,746	483,033
Navigant Consulting Inc.[a]	10,211	93,431
PHH Corp.[a]	11,412	219,909
Quanta Services Inc.[a]	42,764	840,740
R.R. Donnelley & Sons Co.	41,912	773,276
Resources Connection Inc.	9,402	152,218
Robert Half International Inc.	30,360	823,060
TeleTech Holdings Inc.[a]	6,401	97,167
Towers Watson & Co. Class A	9,539	490,495
TrueBlue Inc.[a]	8,878	124,736
United Rentals Inc.[a]	12,124	227,810
Verisk Analytics Inc. Class Aa	24,795	739,139
VistaPrint NVa	8,211	345,437
Wright Express Corp.[a]	7,884	297,306

		11,681,864

COMPUTERS – 1.91%
Accenture PLC Class A	129,709	5,799,289
Jack Henry & Associates Inc.	17,154	465,903

		6,265,192

DISTRIBUTION & WHOLESALE – 1.19%
Fastenal Co.[b]	28,100	1,446,588
United Stationers Inc.[a]	4,786	268,973

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
W.W. Grainger Inc.	12,304	$1,526,065
Watsco Inc.	5,084	284,552
WESCO International Inc.[a]	8,623	369,237

		3,895,415

ELECTRIC – 0.22%
MDU Resources Group Inc.	35,504	707,595

		707,595

ELECTRICAL COMPONENTS & EQUIPMENT – 3.80%
American Superconductor Corp.[a,b]	8,210	276,267
AMETEK Inc.	21,677	1,171,642
Belden Inc.	9,531	265,915
Emerson Electric Co.	154,857	8,501,649
EnerSys Inc.[a]	9,518	250,894
General Cable Corp.[a]	10,747	300,271
GrafTech International Ltd.[a]	24,877	409,724
Hubbell Inc. Class B	10,783	582,498
Littelfuse Inc.[a]	4,495	190,723
Molex Inc.	13,162	267,189
Molex Inc. Class A NVS	14,458	246,798

		12,463,570

ELECTRONICS – 5.31%
Agilent Technologies Inc.[a]	71,557	2,490,183
Amphenol Corp. Class A	35,636	1,786,433
Arrow Electronics Inc.[a]	24,232	717,509
Avnet Inc.[a]	30,922	920,857
AVX Corp.	10,509	150,699
Benchmark Electronics Inc.[a]	12,871	211,470
Brady Corp. Class A	10,032	308,484
Checkpoint Systems Inc.[a]	8,281	182,182
Dionex Corp.[a]	3,629	323,816
Flextronics International Ltd.[a,b]	161,587	1,156,963
FLIR Systems Inc.[a]	32,302	899,288
Itron Inc.[a]	8,191	497,767
Jabil Circuit Inc.	41,055	629,784
Mettler-Toledo International Inc.[a]	6,855	894,989
National Instruments Corp.	12,335	429,135
PerkinElmer Inc.	23,869	559,728
Plexus Corp.[a]	8,039	243,984
Thomas & Betts Corp.[a]	10,732	467,379
Trimble Navigation Ltd.[a]	24,569	880,553
Tyco Electronics Ltd.	91,673	2,904,201
Vishay Intertechnology Inc.[a]	35,195	397,703

Security	Shares	Value
Woodward Governor Co.	11,831	$370,783

		17,423,890

ENGINEERING & CONSTRUCTION – 2.22%
AECOM Technology Corp.[a]	20,891	553,403
EMCOR Group Inc.[a]	13,475	348,329
Fluor Corp.	36,734	1,770,211
Foster Wheeler AGa	24,607	576,296
Granite Construction Inc.	7,011	169,526
Insituform Technologies Inc. Class Aa	7,872	170,035
Jacobs Engineering Group Inc.[a]	25,335	978,184
KBR Inc.	32,147	816,534
McDermott International Inc.[a]	47,148	727,494
Shaw Group Inc. (The)[a]	16,975	518,756
URS Corp.[a]	17,071	664,574

		7,293,342

ENVIRONMENTAL CONTROL – 2.62%
Clean Harbors Inc.[a]	4,709	331,984
Mine Safety Appliances Co.	6,475	182,336
Nalco Holding Co.	26,328	741,923
Republic Services Inc.	64,270	1,915,889
Stericycle Inc.[a,b]	17,461	1,252,652
Tetra Tech Inc.[a]	12,482	262,871
Waste Connections Inc.	15,860	646,136
Waste Management Inc.	91,391	3,264,487

		8,598,278

FOREST PRODUCTS & PAPER – 1.16%
Louisiana-Pacific Corp.[a]	25,902	200,481
MeadWestvaco Corp.	35,179	905,156
Rock-Tenn Co. Class A	7,956	452,299
Temple-Inland Inc.	22,069	457,270
Weyerhaeuser Co.	109,630	1,778,198

		3,793,404

HAND & MACHINE TOOLS – 0.58%
Baldor Electric Co.	8,792	369,440
Kennametal Inc.	16,428	560,852
Lincoln Electric Holdings Inc.	8,745	522,601
Regal Beloit Corp.	7,657	441,885

		1,894,778

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.51%
Fortune Brands Inc.	31,226	$1,687,765

		1,687,765

HOUSEWARES – 0.12%
Toro Co. (The)	6,679	379,100

		379,100

IRON & STEEL – 0.07%
Schnitzer Steel Industries Inc. Class A	4,725	244,235

		244,235

MACHINERY – 9.14%
AGCO Corp.[a]	18,933	804,084
Astec Industries Inc.[a]	3,748	110,454
Babcock & Wilcox Co. (The)[a]	23,979	547,201
Bucyrus International Inc.	15,359	1,046,869
Caterpillar Inc.	116,665	9,169,869
Cognex Corp.	7,354	196,352
Cummins Inc.	37,028	3,262,167
Deere & Co.	86,353	6,631,910
Flowserve Corp.	11,471	1,147,100
Gardner Denver Inc.	10,612	613,586
Graco Inc.	12,293	423,002
IDEX Corp.	16,522	596,114
Joy Global Inc.	20,986	1,488,957
Manitowoc Co. Inc. (The)	26,702	297,460
Nordson Corp.	6,254	487,937
Rockwell Automation Inc.	29,053	1,812,036
Terex Corp.[a]	22,111	496,392
Wabtec Corp.	9,781	458,142
Zebra Technologies Corp. Class Aa	11,951	427,607

		30,017,239

MANUFACTURING – 27.20%
3M Co.	133,860	11,273,689
A.O. Smith Corp.	5,132	287,546
Actuant Corp. Class A	14,025	315,142
Acuity Brands Inc.	8,829	442,068
AptarGroup Inc.	12,875	577,830
Brink’s Co. (The)	9,609	226,772
Carlisle Companies Inc.	12,493	438,130
Ceradyne Inc.[a]	5,193	123,645
CLARCOR Inc.	10,521	417,263
Cooper Industries PLC	34,263	1,796,066

Security	Shares	Value
Crane Co.	10,445	$399,626
Danaher Corp.	103,543	4,489,624
Donaldson Co. Inc.	14,606	711,604
Dover Corp.	38,165	2,026,562
Eaton Corp.	34,416	3,057,173
ESCO Technologies Inc.	5,396	184,975
General Electric Co.	2,188,365	35,057,607
Harsco Corp.	16,441	381,102
Hexcel Corp.[a]	19,674	349,607
Honeywell International Inc.	143,135	6,743,090
Illinois Tool Works Inc.	87,970	4,020,229
Ingersoll-Rand PLC	65,093	2,558,806
ITT Corp.	37,630	1,775,760
Pall Corp.	23,903	1,019,941
Parker Hannifin Corp.	33,056	2,530,437
Pentair Inc.	20,092	657,611
Roper Industries Inc.	19,297	1,339,791
SPX Corp.	10,175	682,336
Textron Inc.[b]	55,252	1,150,347
Trinity Industries Inc.	16,280	370,044
Tyco International Ltd.	102,076	3,907,469

		89,311,892

METAL FABRICATE & HARDWARE – 1.68%
Kaydon Corp.	6,798	237,046
Mueller Industries Inc.	7,785	228,879
Mueller Water Products Inc. Class A	31,484	95,082
Precision Castparts Corp.	29,059	3,968,878
Timken Co. (The)	15,785	653,815
Valmont Industries Inc.	4,328	341,263

		5,524,963

MINING – 0.26%
Vulcan Materials Co.[b]	23,765	867,660

		867,660

OIL & GAS SERVICES – 0.12%
World Fuel Services Corp.	13,783	389,094

		389,094

PACKAGING & CONTAINERS – 2.27%
Ball Corp.	18,999	1,222,776
Bemis Co. Inc.	22,130	702,849
Crown Holdings Inc.[a]	33,308	1,072,185
Greif Inc. Class A	5,057	297,048

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
Owens-Illinois Inc.[a]	33,971	$952,207
Packaging Corp. of America	20,963	512,126
Pactiv Corp.[a]	26,966	894,732
Sealed Air Corp.	32,320	748,208
Silgan Holdings Inc.	10,534	355,522
Sonoco Products Co.	20,326	680,921

		7,438,574

RETAIL – 0.16%
MSC Industrial Direct Co. Inc. Class A	9,194	523,506

		523,506

SEMICONDUCTORS – 0.10%
Veeco Instruments Inc.[a]	8,265	345,890

		345,890

SOFTWARE – 3.49%
Automatic Data Processing Inc.	102,887	4,570,241
Broadridge Financial Solutions Inc.	24,226	532,972
Fidelity National Information Services Inc.	51,321	1,390,799
Fiserv Inc.[a]	30,829	1,680,797
Global Payments Inc.	16,396	638,788
ManTech International Corp. Class Aa	4,672	183,189
Paychex Inc.	66,531	1,842,909
Total System Services Inc.	40,303	629,130

		11,468,825

TELECOMMUNICATIONS – 0.44%
Anixter International Inc.	5,983	321,227
Black Box Corp.	3,586	119,055
CommScope Inc.[a]	19,166	606,796
NeuStar Inc. Class Aa	15,613	402,972

		1,450,050

TEXTILES – 0.25%
Cintas Corp.	27,113	744,794
G&K Services Inc. Class A	3,759	92,923

		837,717

TRANSPORTATION – 13.50%
Alexander & Baldwin Inc.	8,516	293,206
Arkansas Best Corp.	5,132	129,994
C.H. Robinson Worldwide Inc.	34,027	2,398,223
Con-way Inc.	11,222	370,438

Security	Shares	Value
CSX Corp.	77,865	$4,784,804
Expeditors International of Washington Inc.	43,739	2,158,957
FedEx Corp.	59,646	5,232,147
Forward Air Corp.	5,882	158,108
Genco Shipping & Trading Ltd.[a,b]	6,316	104,530
Genesee & Wyoming Inc. Class Aa	7,893	364,893
Heartland Express Inc.	11,234	167,499
Hub Group Inc. Class Aa	7,603	246,869
J.B. Hunt Transport Services Inc.	19,017	683,851
Kansas City Southern Industries Inc.[a]	20,960	918,467
Kirby Corp.[a]	10,957	471,041
Knight Transportation Inc.	12,122	216,620
Landstar System Inc.	10,235	385,041
Norfolk Southern Corp.	75,161	4,621,650
Old Dominion Freight Line Inc.[a]	9,216	258,509
Overseas Shipholding Group Inc.[b]	5,520	184,534
Ryder System Inc.	10,756	470,575
Teekay Corp.	8,646	274,943
Union Pacific Corp.	102,050	8,947,744
United Parcel Service Inc. Class B	146,425	9,860,260
UTi Worldwide Inc.	21,084	405,235
Werner Enterprises Inc.	10,526	224,414

		44,332,552

TRUCKING & LEASING – 0.08%
GATX Corp.	8,399	265,912

		265,912

TOTAL COMMON STOCKS
(Cost: $390,382,746)		327,678,841

SHORT-TERM INVESTMENTS – 1.58%

MONEY MARKET FUNDS – 1.58%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.28%[c,d,e]	4,130,612	4,130,612
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,d,e]	574,958	574,958

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[c,d]	473,127	$473,127

		5,178,697

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,178,697)		5,178,697

TOTAL INVESTMENTS IN SECURITIES – 101.39%
(Cost: $395,561,443)		332,857,538

Other Assets, Less Liabilities – (1.39)%		(4,565,838)

NET ASSETS – 100.00%		$328,291,700

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.82%

BANKS – 41.84%
Associated Banc-Corp	28,687	$363,464
BancorpSouth Inc.	12,844	169,412
Bank of America Corp.	1,641,803	18,782,226
Bank of Hawaii Corp.	7,906	341,460
Bank of New York Mellon Corp. (The)	199,643	5,003,054
BB&T Corp.	114,337	2,676,629
BOK Financial Corp.	4,467	206,509
CapitalSource Inc.	48,700	297,557
Cathay General Bancorp	12,996	176,746
City National Corp.	7,858	405,237
Comerica Inc.	29,103	1,041,305
Commerce Bancshares Inc.	12,182	448,785
Cullen/Frost Bankers Inc.	9,343	489,947
East West Bancorp Inc.	24,336	429,044
F.N.B. Corp.	19,000	161,500
Fifth Third Bancorp	131,268	1,648,726
First Financial Bankshares Inc.	3,443	162,716
First Horizon National Corp.[a]	38,096	384,389
First Midwest Bancorp Inc.	12,357	132,344
FirstMerit Corp.	17,855	306,749
Fulton Financial Corp.	32,825	306,586
Glacier Bancorp Inc.	11,717	152,321
Hancock Holding Co.	5,254	165,081
Huntington Bancshares Inc.	118,013	669,134
IBERIABANK Corp.	4,377	227,823
International Bancshares Corp.[b]	9,599	164,431
KeyCorp	145,005	1,187,591
M&T Bank Corp.[b]	14,079	1,052,405
Marshall & Ilsley Corp.	86,596	511,782
MB Financial Inc.	8,764	130,496
National Penn Bancshares Inc.	20,530	133,240
Northern Trust Corp.	39,846	1,977,557
Old National Bancorp	14,292	135,202
PacWest Bancorp	5,096	88,823
Park National Corp.	2,018	131,876
PNC Financial Services Group Inc. (The)[c]	86,923	4,685,150
Popular Inc.[a]	168,684	460,507
PrivateBancorp Inc.	10,130	119,433

Security	Shares	Value
Prosperity Bancshares Inc.	7,551	$234,761
Regions Financial Corp.	207,257	1,305,719
State Street Corp.	81,747	3,413,755
Sterling Bancshares Inc.	16,616	89,560
SunTrust Banks Inc.	82,335	2,060,022
Susquehanna Bancshares Inc.	21,610	170,719
SVB Financial Group[a]	6,847	296,749
Synovus Financial Corp.	108,915	235,256
TCF Financial Corp.	22,258	292,915
TrustCo Bank Corp. NY	12,552	67,655
Trustmark Corp.	9,387	207,359
U.S. Bancorp	315,878	7,637,930
UMB Financial Corp.	5,440	201,606
Umpqua Holdings Corp.	18,708	205,788
United Bankshares Inc.	7,206	192,544
Valley National Bancorp	26,646	355,458
Webster Financial Corp.	10,990	188,149
Wells Fargo & Co.	809,590	21,114,107
Westamerica Bancorporation[b]	4,788	239,496
Whitney Holding Corp.	16,051	132,902
Wilmington Trust Corp.	15,365	109,245
Wintrust Financial Corp.	5,117	153,203
Zions Bancorporation	28,595	590,773

		85,422,908

COMMERCIAL SERVICES – 6.88%
Equifax Inc.	20,845	690,595
MasterCard Inc. Class A	17,221	4,134,073
Moody’s Corp.	33,674	911,218
Visa Inc. Class A	81,779	6,392,664
Western Union Co.	108,956	1,917,626

		14,046,176

DIVERSIFIED FINANCIAL SERVICES – 47.89%
Affiliated Managers Group Inc.[a]	8,429	721,607
American Express Co.	175,894	7,292,565
Ameriprise Financial Inc.	41,435	2,141,775
BlackRock Inc.[c]	6,903	1,180,344
Capital One Financial Corp.	75,451	2,812,059
Charles Schwab Corp. (The)	159,708	2,459,503
CIT Group Inc.[a]	29,265	1,268,052
Citigroup Inc.[a]	3,925,989	16,371,374
CME Group Inc.	11,112	3,218,591
Discover Financial Services	89,758	1,584,229

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2010

Security	Shares	Value
E*TRADE Financial Corp.[a]	33,321	$476,490
Eaton Vance Corp.	19,466	560,037
Federated Investors Inc. Class B	17,110	426,210
Franklin Resources Inc.	25,753	2,953,869
Goldman Sachs Group Inc. (The)	71,211	11,461,410
Greenhill & Co. Inc.[b]	4,888	379,651
IntercontinentalExchange Inc.[a]	12,148	1,395,441
Invesco Ltd.	77,253	1,776,819
Investment Technology Group Inc.[a]	7,071	100,691
Janus Capital Group Inc.	30,250	319,440
Jefferies Group Inc.[b]	18,500	442,705
JPMorgan Chase & Co.	656,385	24,699,767
KBW Inc.	5,886	148,916
Knight Capital Group Inc. Class Aa,b	15,572	202,903
Legg Mason Inc.	23,738	736,590
MF Global Holdings Ltd.[a]	24,349	190,653
Morgan Stanley	210,769	5,241,825
NASDAQ OMX Group Inc. (The)[a]	26,301	552,847
NYSE Euronext Inc.	42,748	1,309,799
optionsXpress Holdings Inc.[a]	7,333	117,108
Piper Jaffray Companies, Inc.[a]	3,269	101,241
Raymond James Financial Inc.	16,403	462,893
SLM Corp.[a]	80,172	954,047
Stifel Financial Corp.[a]	5,918	280,454
T. Rowe Price Group Inc.	42,748	2,362,682
TD AMERITRADE Holding Corp.[a]	38,269	654,017
Waddell & Reed Financial Inc. Class A	14,308	415,934

		97,774,538

INSURANCE – 0.47%
Fidelity National Financial Inc. Class A	38,061	509,637
MGIC Investment Corp.[a]	33,320	293,882
Radian Group Inc.	22,116	167,861

		971,380

SAVINGS & LOANS – 2.12%
Astoria Financial Corp.	14,685	182,388
Capitol Federal Financial	3,570	83,538
First Niagara Financial Group Inc.	34,499	408,813
Hudson City Bancorp Inc.	80,516	938,011
New York Community Bancorp Inc.	71,868	1,216,725
NewAlliance Bancshares Inc.	16,162	208,328

Security	Shares	Value
People’s United Financial Inc.	61,750	$760,143
Provident Financial Services Inc.	9,576	121,041
TFS Financial Corp.	15,383	134,601
Washington Federal Inc.	18,568	279,077

		4,332,665

SOFTWARE – 0.62%
MSCI Inc. Class Aa	19,395	695,311
SEI Investments Co.	25,667	568,524

		1,263,835

TOTAL COMMON STOCKS
(Cost: $283,412,441)		203,811,502

SHORT-TERM INVESTMENTS – 1.22%

MONEY MARKET FUNDS – 1.22%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.28%[c,d,e]	1,916,516	1,916,516
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,d,e]	266,768	266,768
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[c,d]	299,276	299,276

		2,482,560

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,482,560)		2,482,560

TOTAL INVESTMENTS IN SECURITIES – 101.04% (Cost: $285,895,001)		206,294,062

Other Assets, Less Liabilities – (1.04)%		(2,123,487)

NET ASSETS – 100.00%		$204,170,575

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.88%

REAL ESTATE MANAGEMENT/SERVICES – 2.70%
CB Richard Ellis Group Inc. Class Aa	2,792,577	$51,243,788
Jones Lang LaSalle Inc.	399,246	31,165,143

		82,408,931

REAL ESTATE OPERATING/ DEVELOPMENT – 6.31%
Brookfield Properties Corp.	2,460,219	42,783,208
Forest City Enterprises Inc. Class Aa,b	1,147,571	16,743,061
Forestar Group Inc.[a]	339,302	5,802,064
Plum Creek Timber Co. Inc.[b]	1,546,208	56,962,303
Potlatch Corp.[b]	379,552	12,923,746
Rayonier Inc.	754,718	39,396,279
St. Joe Co. (The)[a,b]	871,205	17,589,629

		192,200,290

REITs – APARTMENTS – 14.40%
American Campus
Communities Inc.	614,617	19,440,336
Apartment Investment and
Management Co. Class A	1,109,906	25,871,909
AvalonBay Communities Inc.[b]	808,785	85,981,933
BRE Properties Inc. Class Ab	605,833	26,008,411
Camden Property Trust	636,186	31,548,464
Equity Residential	2,687,021	130,669,831
Essex Property Trust Inc.	285,910	32,296,394
Home Properties Inc.	356,142	19,391,932
Mid-America Apartment Communities Inc.[b]	311,541	19,013,347
Post Properties Inc.[b]	460,299	14,011,501
UDR Inc.[b]	1,540,248	34,624,775

		438,858,833

REITs – DIVERSIFIED – 11.09%
Colonial Properties Trust[b]	676,698	12,133,195
Digital Realty Trust Inc.[b]	826,800	49,384,764
Duke Realty Corp.	2,344,354	29,234,094
DuPont Fabros Technology Inc.[b]	562,694	14,123,619
Entertainment Properties Trust	441,544	20,412,579
Lexington Realty Trust	1,034,697	8,049,943
Liberty Property Trust	1,075,584	35,989,041

Security	Shares	Value
Vornado Realty Trust	1,710,875	$149,513,366
Washington Real Estate Investment Trust	593,423	19,007,339

		337,847,940

REITs – HEALTH CARE – 11.69%
HCP Inc.	2,925,032	105,330,402
Health Care REIT Inc.	1,168,262	59,698,188
Healthcare Realty Trust Inc.	604,555	14,593,958
Nationwide Health Properties Inc.	1,175,374	47,990,521
Omega Healthcare Investors Inc.[b]	883,217	20,313,991
Senior Housing Properties Trust	1,205,898	28,808,903
Ventas Inc.[b]	1,486,364	79,609,656

		356,345,619

REITs – HOTELS – 5.49%
DiamondRock Hospitality Co.[a]	1,468,305	15,534,667
Hospitality Properties Trust[b]	1,171,871	26,730,377
Host Hotels & Resorts Inc.[b]	6,250,862	99,326,197
LaSalle Hotel Properties	663,085	15,708,484
Sunstone Hotel Investors Inc.[a]	933,034	10,123,419

		167,423,144

REITs – MANUFACTURED HOMES – 0.54%
Equity Lifestyle Properties Inc.[b]	288,488	16,420,737

		16,420,737

REITs – MORTGAGE – 5.88%
Annaly Capital Management Inc.	5,885,048	104,224,200
Chimera Investment Corp.	7,864,671	32,245,151
Hatteras Financial Corp.	417,785	12,232,745
MFA Financial Inc.	2,663,110	21,065,200
Redwood Trust Inc.	662,382	9,392,577

		179,159,873

REITs – OFFICE PROPERTY – 12.02%
Alexandria Real Estate Equities Inc.	474,853	34,892,198
BioMed Realty Trust Inc.	1,220,854	22,402,671
Boston Properties Inc.	1,316,098	113,434,487
Brandywine Realty Trust	1,248,085	14,939,577

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2010

Security	Shares	Value
CommonWealth REIT	684,841	$17,429,203
Corporate Office Properties Trust[b]	559,748	19,865,457
Douglas Emmett Inc.	1,153,661	20,696,678
Franklin Street Properties Corp.	684,239	9,134,591
Highwoods Properties Inc.	677,449	22,443,885
Kilroy Realty Corp.	496,733	16,973,367
Mack-Cali Realty Corp.	752,169	25,257,835
SL Green Realty Corp.	740,440	48,661,717

		366,131,666

REITs – OUTLET CENTERS – 1.82%
National Retail Properties Inc.[b]	791,331	21,445,070
Realty Income Corp.[b]	990,306	33,947,690

		55,392,760

REITs – REGIONAL MALLS – 12.03%
CBL & Associates Properties Inc.[b]	1,309,472	20,532,521
Macerich Co. (The)	1,232,152	54,966,301
Simon Property Group Inc.	2,780,705	267,003,294
Taubman Centers Inc.	518,455	24,066,681

		366,568,797

REITs – SHOPPING CENTERS – 7.05%
Developers Diversified Realty Corp.	1,794,738	23,152,120
Federal Realty Investment Trust	578,523	47,427,316
Kimco Realty Corp.	3,815,457	65,740,324
Regency Centers Corp.	776,863	32,768,081
Tanger Factory Outlet Centers Inc.	382,596	18,334,000
Weingarten Realty Investors	1,136,012	27,411,970

		214,833,811

REITs – STORAGE – 4.36%
Public Storage	1,339,261	132,881,476

		132,881,476

REITs – WAREHOUSE/INDUSTRIAL – 4.50%
AMB Property Corp.	1,597,175	45,024,363
DCT Industrial Trust Inc.	2,006,139	10,050,756
EastGroup Properties Inc.	255,947	10,360,735

Security	Shares	Value
ProLogis	5,254,812	$71,728,184

		137,164,038

TOTAL COMMON STOCKS
(Cost: $3,116,047,719)		3,043,637,915

SHORT-TERM INVESTMENTS – 10.15%

MONEY MARKET FUNDS – 10.15%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[c,d,e]	266,819,462	266,819,462
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	37,139,774	37,139,774
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	5,281,315	5,281,315

		309,240,551

TOTAL SHORT-TERM INVESTMENTS
(Cost: $309,240,551)		309,240,551

TOTAL INVESTMENTS IN SECURITIES – 110.03%
(Cost: $3,425,288,270)		3,352,878,466

Other Assets, Less Liabilities – (10.03)%		(305,451,433)

NET ASSETS – 100.00%		$3,047,427,033

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2010

Security	Shares	Value

COMMON STOCKS – 99.88%

ADVERTISING – 0.25%
Omnicom Group Inc.	7,153	$314,446

		314,446

AEROSPACE & DEFENSE – 0.04%
Spirit AeroSystems Holdings Inc. Class Aa	2,419	52,347

		52,347

AIRLINES – 0.06%
AMR Corp.[a]	2,122	16,721
Southwest Airlines Co.	4,434	61,012

		77,733

APPAREL – 1.12%
Coach Inc.	7,109	355,450
Deckers Outdoor Corp.[a]	880	51,128
Liz Claiborne Inc.[a,b]	2,166	13,256
Nike Inc. Class B	8,738	711,623
Phillips-Van Heusen Corp.	1,333	81,766
Timberland Co. Class Aa	953	19,994
VF Corp.	2,036	169,476

		1,402,693

AUTO PARTS & EQUIPMENT – 0.65%
BorgWarner Inc.[a]	2,765	155,144
Fuel Systems Solutions Inc.[a]	382	15,654
Johnson Controls Inc.	15,691	551,068
Modine Manufacturing Co.[a]	964	13,033
WABCO Holdings Inc.[a]	1,530	71,023

		805,922

BANKS – 6.38%
Bank of Hawaii Corp.	1,100	47,509
Bank of New York Mellon Corp. (The)	28,224	707,293
BB&T Corp.	16,138	377,791
Cathay General Bancorp	1,809	24,602
Comerica Inc.	4,129	147,736
Fifth Third Bancorp	18,504	232,410
First Horizon National Corp.[a]	5,333	53,810
Heartland Financial USA Inc.	186	2,874
KeyCorp	20,591	168,640
M&T Bank Corp.	1,925	143,894
Northern Trust Corp.	5,051	250,681

Security	Shares	Value
PNC Financial Services Group Inc. (The)[c]	12,225	$658,928
Popular Inc.[a]	14,458	39,470
Regions Financial Corp.	27,838	175,379
State Street Corp.	11,702	488,676
SunTrust Banks Inc.	11,648	291,433
Synovus Financial Corp.[b]	16,533	35,711
U.S. Bancorp	44,599	1,078,404
Umpqua Holdings Corp.	2,643	29,073
Wells Fargo & Co.	115,254	3,005,824

		7,960,138

BEVERAGES – 2.04%
Green Mountain Coffee Roasters Inc.[a,b]	2,569	84,751
Peet’s Coffee & Tea Inc.[a]	298	11,399
PepsiCo Inc.	37,561	2,452,733

		2,548,883

BIOTECHNOLOGY – 1.99%
Affymetrix Inc.[a]	1,609	7,208
Amgen Inc.[a]	22,288	1,274,651
Biogen Idec Inc.[a]	6,207	389,241
Genzyme Corp.[a]	6,224	448,937
Illumina Inc.[a]	2,839	154,186
Life Technologies Corp.[a]	4,251	213,315

		2,487,538

BUILDING MATERIALS – 0.16%
Apogee Enterprises Inc.	630	6,609
Broadwind Energy Inc.[a]	1,225	2,327
Masco Corp.	8,275	88,211
Owens Corning[a]	2,739	74,063
Simpson Manufacturing Co. Inc.	957	25,437

		196,647

CHEMICALS – 1.66%
Air Products and Chemicals Inc.	4,950	420,601
Airgas Inc.	1,842	130,653
Celanese Corp. Series A	3,656	130,336
Ecolab Inc.	5,437	268,153
H.B. Fuller Co.	1,109	22,890
Lubrizol Corp.	1,577	161,627
Minerals Technologies Inc.	436	25,580
Praxair Inc.	7,137	651,894
Sigma-Aldrich Corp.	2,818	178,717

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2010

Security	Shares	Value
Valspar Corp. (The)	2,168	$69,593
Zoltek Companies Inc.[a]	783	7,517

		2,067,561

COMMERCIAL SERVICES – 0.84%
Capella Education Co.[a]	341	18,697
Convergys Corp.[a]	2,785	31,526
Cross Country Healthcare Inc.[a]	692	5,052
Deluxe Corp.	1,169	23,894
DeVry Inc.	1,519	72,699
Kelly Services Inc. Class Aa	720	10,692
Manpower Inc.	1,890	103,440
McKesson Corp.	6,329	417,588
Monster Worldwide Inc.[a]	2,871	51,850
PHH Corp.[a]	1,279	24,646
Quanta Services Inc.[a]	4,904	96,413
R.R. Donnelley & Sons Co.	4,838	89,261
Robert Half International Inc.	3,281	88,948
Team Inc.[a]	434	8,611

		1,043,317

COMPUTERS – 7.17%
Dell Inc.[a]	41,043	590,198
Echelon Corp.[a]	690	5,430
EMC Corp.[a]	47,828	1,004,866
FactSet Research Systems Inc.[b]	1,024	89,887
Hewlett-Packard Co.	54,622	2,297,401
Imation Corp.[a]	584	5,688
International Business Machines Corp.	29,855	4,287,178
Lexmark International Inc. Class Aa	1,803	68,568
NetApp Inc.[a]	8,034	427,811
Seagate Technology PLC[a]	11,321	165,853

		8,942,880

COSMETICS & PERSONAL CARE – 4.58%
Alberto-Culver Co.	2,108	78,607
Avon Products Inc.	9,984	304,013
Colgate-Palmolive Co.	11,413	880,170
Estee Lauder Companies Inc. (The) Class A	2,669	189,953
Procter & Gamble Co. (The)	67,049	4,262,305

		5,715,048

DISTRIBUTION & WHOLESALE – 0.41%
Fastenal Co.[b]	3,069	157,992

Security	Shares	Value
Genuine Parts Co.	3,677	$175,981
W.W. Grainger Inc.	1,436	178,107

		512,080

DIVERSIFIED FINANCIAL SERVICES – 2.86%
American Express Co.	25,154	1,042,885
BlackRock Inc.[c]	819	140,041
Capital One Financial Corp.	10,648	396,851
Charles Schwab Corp. (The)	23,582	363,163
CME Group Inc.	1,530	443,164
Franklin Resources Inc.	3,701	424,505
Invesco Ltd.	10,207	234,761
NYSE Euronext Inc.	6,071	186,015
T. Rowe Price Group Inc.	6,048	334,273
TradeStation Group Inc.[a]	935	5,133

		3,570,791

ELECTRIC – 0.98%
Alliant Energy Corp.	2,594	94,759
Avista Corp.	1,239	27,060
Calpine Corp.[a]	8,245	103,062
Cleco Corp.	1,384	43,278
Consolidated Edison Inc.	6,572	326,760
IDACORP Inc.	1,151	42,357
ITC Holdings Corp.	1,179	73,817
MGE Energy Inc.	518	21,005
Northeast Utilities	4,132	129,249
NSTAR	2,522	105,192
OGE Energy Corp.	2,295	101,347
Ormat Technologies Inc.	506	14,426
Pepco Holdings Inc.	5,134	98,881
Portland General Electric Co.	1,720	35,948

		1,217,141

ELECTRICAL COMPONENTS & EQUIPMENT – 1.03%
American Superconductor Corp.[a,b]	1,017	34,222
AMETEK Inc.	2,476	133,828
Emerson Electric Co.	17,525	962,123
Energy Conversion Devices Inc.[a]	1,002	4,519
General Cable Corp.[a]	1,183	33,053
Hubbell Inc. Class B	1,254	67,741
Molex Inc.	1,391	28,237
SunPower Corp. Class Aa	1,238	16,886

		1,280,609

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2010

Security	Shares	Value

ELECTRONICS – 0.81%
Arrow Electronics Inc.[a]	2,873	$85,069
Brady Corp. Class A	1,184	36,408
Dionex Corp.[a]	401	35,781
Garmin Ltd.	2,745	90,146
Itron Inc.[a]	953	57,914
Thermo Fisher Scientific Inc.[a]	9,573	492,244
Thomas & Betts Corp.[a]	1,221	53,175
Waters Corp.[a]	2,181	161,677

		1,012,414

ENERGY – ALTERNATE SOURCES – 0.15%
Clean Energy Fuels Corp.[a,b]	875	12,705
First Solar Inc.[a,b]	1,284	176,781

		189,486

ENGINEERING & CONSTRUCTION – 0.05%
EMCOR Group Inc.[a]	1,599	41,334
Granite Construction Inc.	766	18,522

		59,856

ENVIRONMENTAL CONTROL – 0.24%
Calgon Carbon Corp.[a]	1,244	18,672
Darling International Inc.[a]	1,863	18,649
Nalco Holding Co.	3,267	92,064
Stericycle Inc.[a]	1,862	133,580
Tetra Tech Inc.[a]	1,502	31,632

		294,597

FOOD – 3.34%
Campbell Soup Co.	4,726	171,317
Dean Foods Co.[a]	4,354	45,282
Flowers Foods Inc.	1,971	50,221
General Mills Inc.	15,480	581,119
H.J. Heinz Co.	7,374	362,137
Hain Celestial Group Inc.[a]	932	23,048
J.M. Smucker Co. (The)	2,788	179,213
Kellogg Co.	6,195	311,361
Kraft Foods Inc. Class A	40,564	1,309,000
McCormick & Co. Inc. NVS	2,825	124,922
Safeway Inc.	9,077	207,863
Sara Lee Corp.	14,570	208,788
Sysco Corp.	13,795	406,401
Tootsie Roll Industries Inc.[b]	519	13,624
United Natural Foods Inc.[a]	1,047	37,441

Security	Shares	Value
Whole Foods Market Inc.[a]	3,364	$133,719

		4,165,456

FOREST PRODUCTS & PAPER – 0.36%
Domtar Corp.	1,010	80,153
MeadWestvaco Corp.	4,018	103,383
Rock-Tenn Co. Class A	849	48,266
Wausau Paper Corp.[a]	1,123	9,478
Weyerhaeuser Co.	12,485	202,507

		443,787

GAS – 0.56%
AGL Resources Inc.	1,831	71,885
Atmos Energy Corp.	2,185	64,348
Energen Corp.	1,570	70,085
National Fuel Gas Co.	1,641	90,550
New Jersey Resources Corp.	957	38,749
Nicor Inc.	1,082	51,536
NiSource Inc.	6,423	111,182
Northwest Natural Gas Co.	609	30,018
Piedmont Natural Gas Co.	1,685	49,691
UGI Corp.	2,520	75,827
WGL Holdings Inc.	1,212	46,722

		700,593

HAND & MACHINE TOOLS – 0.31%
Baldor Electric Co.	1,057	44,415
Lincoln Electric Holdings Inc.	1,015	60,657
Snap-on Inc.	1,329	67,779
Stanley Black & Decker Inc.	3,536	219,126

		391,977

HEALTH CARE – PRODUCTS – 6.49%
Baxter International Inc.	13,933	709,190
Beckman Coulter Inc.	1,662	88,485
Becton, Dickinson and Co.	5,440	410,829
Edwards Lifesciences Corp.[a]	2,637	168,531
Gen-Probe Inc.[a]	1,177	57,002
Henry Schein Inc.[a]	2,139	120,105
Hill-Rom Holdings Inc.	1,505	58,319
IDEXX Laboratories Inc.[a]	1,358	81,426
Intuitive Surgical Inc.[a]	911	239,547
Invacare Corp.	711	19,197
Johnson & Johnson	64,214	4,088,505
Medtronic Inc.	25,631	902,467
Patterson Companies Inc.	2,098	58,010

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2010

Security	Shares	Value
St. Jude Medical Inc.[a]	7,789	$298,319
Stryker Corp.	6,936	343,263
TECHNE Corp.	808	49,223
Varian Medical Systems Inc.[a]	2,866	181,188
Zimmer Holdings Inc.[a]	4,723	224,059

		8,097,665

HEALTH CARE – SERVICES – 0.82%
Health Management Associates Inc. Class Aa	5,756	46,105
Humana Inc.[a]	3,963	231,003
Molina Healthcare Inc.[a]	390	10,109
Quest Diagnostics Inc.	3,540	173,956
WellPoint Inc.[a]	10,358	562,854

		1,024,027

HOME BUILDERS – 0.06%
KB Home	1,745	18,340
Pulte Group Inc.[a]	7,873	61,803

		80,143

HOME FURNISHINGS – 0.15%
Harman International Industries Inc.[a]	1,660	55,693
Whirlpool Corp.	1,759	133,385

		189,078

HOUSEHOLD PRODUCTS & WARES – 0.88%
Avery Dennison Corp.	2,284	83,024
Church & Dwight Co. Inc.	1,661	109,377
Clorox Co. (The)	3,280	218,284
Kimberly-Clark Corp.	9,621	609,394
Tupperware Brands Corp.	1,498	67,125
WD-40 Co.	379	13,981

		1,101,185

INSURANCE – 2.59%
Aflac Inc.	10,955	612,275
Chubb Corp.	7,622	442,229
CIGNA Corp.	6,442	226,694
Cincinnati Financial Corp.	3,576	105,277
Erie Indemnity Co. Class A	737	42,142
Hartford Financial Services Group Inc. (The)	9,787	234,692
Lincoln National Corp.	7,073	173,147
Phoenix Companies Inc. (The)[a]	2,637	5,538
Principal Financial Group Inc.	7,439	199,663

Security	Shares	Value
Progressive Corp. (The)	14,801	$313,189
StanCorp Financial Group Inc.	1,136	48,734
Travelers Companies Inc. (The)	11,558	638,002
Unum Group	7,748	173,710
Wesco Financial Corp.	33	11,992

		3,227,284

INTERNET – 5.35%
Amazon.com Inc.[a]	8,295	1,369,836
eBay Inc.[a]	27,418	817,331
Google Inc. Class Aa	5,719	3,505,690
Netflix Inc.[a]	1,027	178,184
Symantec Corp.[a]	18,613	301,158
Yahoo! Inc.[a]	30,625	505,619

		6,677,818

IRON & STEEL – 0.25%
Nucor Corp.	7,343	280,649
Schnitzer Steel Industries Inc. Class A	556	28,740

		309,389

LEISURE TIME – 0.13%
Harley-Davidson Inc.	5,443	166,991

		166,991

LODGING – 0.02%
Choice Hotels International Inc.	729	27,724

		27,724

MACHINERY – 1.30%
Cummins Inc.	4,432	390,459
Deere & Co.	9,876	758,477
Gardner Denver Inc.	1,237	71,523
Graco Inc.	1,455	50,067
Kadant Inc.[a]	280	5,505
Lindsay Corp.	291	16,776
Nordson Corp.	707	55,160
Rockwell Automation Inc.	3,317	206,881
Tennant Co.	431	14,460
Wabtec Corp.	1,144	53,585

		1,622,893

MANUFACTURING – 2.02%
3M Co.	15,760	1,327,307
A.O. Smith Corp.	610	34,178
CLARCOR Inc.	1,159	45,966

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2010

Security	Shares	Value
Cooper Industries PLC	3,899	$204,386
Donaldson Co. Inc.	1,686	82,142
Eastman Kodak Co.[a,b]	6,120	28,825
Illinois Tool Works Inc.	9,943	454,395
Leggett & Platt Inc.	3,505	71,432
Pall Corp.	2,698	115,124
Pentair Inc.	2,339	76,555
SPX Corp.	1,151	77,186

		2,517,496

MEDIA – 1.48%
Discovery Communications Inc. Series Aa	3,158	140,878
John Wiley & Sons Inc. Class A	1,016	43,851
New York Times Co. (The) Class Aa	2,895	22,205
Scholastic Corp.	743	21,881
Walt Disney Co. (The)	43,289	1,563,166
Washington Post Co. (The) Class B	135	54,290

		1,846,271

METAL FABRICATE & HARDWARE – 0.08%
Timken Co. (The)	1,887	78,159
Worthington Industries Inc.	1,559	24,009

		102,168

MINING – 0.26%
Alcoa Inc.	23,787	312,324
Horsehead Holding Corp.[a]	997	10,897

		323,221

OFFICE & BUSINESS EQUIPMENT – 0.39%
Pitney Bowes Inc.	4,879	107,045
Xerox Corp.	32,137	376,003

		483,048

OFFICE FURNISHINGS – 0.08%
Herman Miller Inc.	1,197	23,018
HNI Corp.	1,013	24,981
Interface Inc. Class A	1,041	14,980
Knoll Inc.	1,071	16,247
Steelcase Inc. Class A	1,758	14,785

		94,011

OIL & GAS – 3.46%
Apache Corp.	8,394	847,962
Chesapeake Energy Corp.	15,174	329,276
Devon Energy Corp.	9,894	643,308

Security	Shares	Value
Diamond Offshore Drilling Inc.	1,632	$107,973
EOG Resources Inc.	5,903	565,035
EQT Corp.	3,159	118,273
Helmerich & Payne Inc.	2,474	105,838
Hess Corp.	6,874	433,268
Newfield Exploration Co.[a]	3,101	184,882
Noble Energy Inc.	4,070	331,624
Pioneer Natural Resources Co.	2,710	189,158
Quicksilver Resources Inc.[a]	2,728	40,838
Southwestern Energy Co.[a]	8,067	273,068
Ultra Petroleum Corp.[a]	3,563	146,617

		4,317,120

OIL & GAS SERVICES – 0.62%
Cameron International Corp.[a]	5,702	249,463
National Oilwell Varco Inc.	9,770	525,235

		774,698

PACKAGING & CONTAINERS – 0.20%
Bemis Co. Inc.	2,542	80,734
Sealed Air Corp.	3,658	84,683
Sonoco Products Co.	2,376	79,596

		245,013

PHARMACEUTICALS – 4.37%
Allergan Inc.	7,173	519,397
Amylin Pharmaceuticals Inc.[a]	3,314	43,181
Bristol-Myers Squibb Co.	40,010	1,076,269
Cubist Pharmaceuticals Inc.[a]	1,333	31,032
Endo Pharmaceuticals Holdings Inc.[a]	2,740	100,668
Gilead Sciences Inc.[a]	20,698	821,090
Hospira Inc.[a]	3,876	230,545
Merck & Co. Inc.	72,619	2,634,617

		5,456,799

PIPELINES – 0.58%
Questar Corp.	4,042	68,593
Spectra Energy Corp.	15,106	359,070
Williams Companies Inc. (The)	13,612	292,930

		720,593

REAL ESTATE – 0.19%
CB Richard Ellis Group Inc. Class Aa	6,761	124,064
Forest City Enterprises Inc. Class Aa,b	2,755	40,196

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2010

Security	Shares	Value
Jones Lang LaSalle Inc.	996	$77,748

		242,008

REAL ESTATE INVESTMENT TRUSTS – 0.85%
AMB Property Corp.	3,870	109,095
Boston Properties Inc.	3,239	279,170
Liberty Property Trust	2,676	89,539
ProLogis	12,967	177,000
Regency Centers Corp.	1,884	79,467
Vornado Realty Trust	3,806	332,606

		1,066,877

RETAIL – 8.91%
AutoZone Inc.[a]	661	157,073
Bed Bath & Beyond Inc.[a]	6,149	269,941
Best Buy Co. Inc.	8,340	358,453
CarMax Inc.[a]	5,252	162,760
Charming Shoppes Inc.[a]	2,631	9,182
Costco Wholesale Corp.	10,280	645,276
CVS Caremark Corp.	31,663	953,690
Darden Restaurants Inc.	3,094	141,427
Family Dollar Stores Inc.	2,962	136,756
Foot Locker Inc.	3,737	59,530
Gap Inc. (The)	10,838	206,030
Home Depot Inc. (The)	39,400	1,216,672
J.C. Penney Co. Inc.	4,919	153,374
Jack in the Box Inc.[a]	1,305	30,224
Kohl’s Corp.[a]	6,780	347,136
Limited Brands Inc.	6,360	186,920
Lowe’s Companies Inc.	33,558	715,792
McDonald’s Corp.	25,066	1,949,383
Men’s Wearhouse Inc. (The)	1,173	28,668
Nordstrom Inc.	4,097	157,776
Nu Skin Enterprises Inc. Class A	1,283	39,260
Office Depot Inc.[a]	6,271	28,157
Pep Boys – Manny, Moe & Jack (The)	1,186	13,864
RadioShack Corp.	2,982	60,028
Staples Inc.	17,015	348,297
Starbucks Corp.	17,378	494,925
Target Corp.	16,315	847,401
Tiffany & Co.	2,942	155,926
TJX Companies Inc. (The)	9,515	436,643
Under Armour Inc. Class Aa	828	38,651

Security	Shares	Value
Walgreen Co.	22,745	$770,601

		11,119,816

SAVINGS & LOANS – 0.34%
Hudson City Bancorp Inc.	10,945	127,509
New York Community Bancorp Inc.	9,648	163,341
NewAlliance Bancshares Inc.	2,139	27,572
People’s United Financial Inc.	8,632	106,260

		424,682

SEMICONDUCTORS – 4.00%
Advanced Micro Devices Inc.[a]	13,497	98,933
Analog Devices Inc.	6,949	233,973
Applied Materials Inc.	31,317	387,078
Cree Inc.[a,b]	2,403	123,250
Entegris Inc.[a]	3,087	18,460
Intel Corp.	129,580	2,600,670
Lam Research Corp.[a]	2,919	133,661
LSI Corp.[a]	15,042	78,820
Micron Technology Inc.[a]	20,666	170,908
National Semiconductor Corp.	5,499	75,336
Novellus Systems Inc.[a]	2,232	65,197
Texas Instruments Inc.	28,426	840,557
Xilinx Inc.	6,360	170,512

		4,997,355

SOFTWARE – 5.80%
Adobe Systems Inc.[a]	12,274	345,513
Advent Software Inc.[a]	412	22,133
Autodesk Inc.[a]	5,376	194,504
Automatic Data Processing Inc.	11,735	521,269
BMC Software Inc.[a]	4,251	193,250
Cerner Corp.[a]	1,614	141,758
Compuware Corp.[a]	5,216	52,212
Electronic Arts Inc.[a]	7,659	121,395
Microsoft Corp.	183,636	4,892,063
Novell Inc.[a]	7,914	46,930
Paychex Inc.	7,541	208,886
Red Hat Inc.[a]	4,386	185,352
Salesforce.com Inc.[a]	2,699	313,273

		7,238,538

TELECOMMUNICATIONS – 7.09%
Cisco Systems Inc.[a]	132,986	3,036,070
Corning Inc.	36,274	663,089
Frontier Communications Corp.	22,777	199,982

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2010

Security	Shares	Value
Leap Wireless International Inc.[a]	1,566	$17,868
MetroPCS Communications Inc.[a]	5,653	58,848
Plantronics Inc.	1,116	40,042
Polycom Inc.[a]	2,028	68,506
QUALCOMM Inc.	38,225	1,725,094
Qwest Communications International Inc.	36,238	239,171
Sprint Nextel Corp.[a]	68,651	282,842
Tellabs Inc.	8,399	57,281
Verizon Communications Inc.	65,846	2,138,020
Virgin Media Inc.	7,273	184,952
Windstream Corp.	11,176	141,488

		8,853,253

TOYS, GAMES & HOBBIES – 0.16%
Mattel Inc.	8,489	198,048

		198,048

TRANSPORTATION – 2.92%
Arkansas Best Corp.	573	14,514
C.H. Robinson Worldwide Inc.	4,054	285,726
CSX Corp.	9,079	557,905
Expeditors International of Washington Inc.	4,976	245,615
FedEx Corp.	6,931	607,987
Genesee & Wyoming Inc. Class Aa	880	40,683
J.B. Hunt Transport Services Inc.	2,200	79,112
Kansas City Southern Industries Inc.[a]	2,363	103,547
Norfolk Southern Corp.	8,617	529,859
Ryder System Inc.	1,267	55,431
United Parcel Service Inc. Class B	16,759	1,128,551

		3,648,930

TOTAL COMMON STOCKS
(Cost: $116,549,149)		124,648,082

SHORT-TERM INVESTMENTS – 0.52%

MONEY MARKET FUNDS – 0.52%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.28%[c,d,e]	486,910	486,910
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,d,e]	67,775	67,775

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[c,d]	86,103	$86,103

		640,788

TOTAL SHORT-TERM INVESTMENTS
(Cost: $640,788)		640,788

TOTAL INVESTMENTS IN SECURITIES – 100.40%
(Cost: $117,189,937)		125,288,870

Other Assets, Less Liabilities – (0.40)%		(495,333)

NET ASSETS – 100.00%		$124,793,537

NVS - Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.96%

ADVERTISING – 0.11%
Omnicom Group Inc.	3,316	$145,771

		145,771

AGRICULTURE – 0.09%
Monsanto Co.	2,078	123,475

		123,475

AIRLINES – 0.34%
Southwest Airlines Co.	33,159	456,268

		456,268

APPAREL – 1.05%
Coach Inc.	3,890	194,500
Nike Inc. Class B	14,681	1,195,621

		1,390,121

AUTO MANUFACTURERS – 0.53%
Ford Motor Co.[a,b]	49,572	700,452

		700,452

AUTO PARTS & EQUIPMENT – 1.26%
Johnson Controls Inc.	47,555	1,670,132

		1,670,132

BANKS – 4.69%
Bank of America Corp.	115,570	1,322,121
Bank of New York Mellon Corp. (The)	16,206	406,122
BB&T Corp.	10,168	238,033
Comerica Inc.	5,358	191,709
KeyCorp	21,673	177,502
M&T Bank Corp.	4,117	307,746
Northern Trust Corp.	7,097	352,224
PNC Financial Services Group Inc. (The)[c]	6,759	364,310
State Street Corp.	7,872	328,735
SunTrust Banks Inc.	7,974	199,509
U.S. Bancorp	26,859	649,451
Wells Fargo & Co.	64,241	1,675,405

		6,212,867

BEVERAGES – 1.01%
PepsiCo Inc.	20,393	1,331,663

		1,331,663

BIOTECHNOLOGY – 1.97%
Amgen Inc.[a]	2,246	128,449

Security	Shares	Value
Genzyme Corp.[a]	34,430	$2,483,436

		2,611,885

CHEMICALS – 1.01%
Air Products and Chemicals Inc.	6,872	583,914
Ecolab Inc.	6,615	326,252
Praxair Inc.	4,688	428,202

		1,338,368

COAL – 0.20%
CONSOL Energy Inc.	3,321	122,080
Peabody Energy Corp.	2,638	139,550

		261,630

COMMERCIAL SERVICES – 0.26%
Manpower Inc.	2,727	149,249
McKesson Corp.	2,995	197,610

		346,859

COMPUTERS – 7.20%
Accenture PLC Class A	22,446	1,003,561
Apple Inc.[a]	479	144,117
Dell Inc.[a]	193,693	2,785,305
Hewlett-Packard Co.	46,705	1,964,412
International Business Machines Corp.	22,501	3,231,144
NetApp Inc.[a]	7,510	399,907

		9,528,446

COSMETICS & PERSONAL CARE – 4.49%
Avon Products Inc.	8,650	263,392
Colgate-Palmolive Co.	10,988	847,395
Estee Lauder Companies Inc. (The)
Class A	23,611	1,680,395
Procter & Gamble Co. (The)	49,519	3,147,923

		5,939,105

DISTRIBUTION & WHOLESALE – 0.14%
W.W. Grainger Inc.	1,446	179,347

		179,347

DIVERSIFIED FINANCIAL SERVICES – 3.63%
American Express Co.	18,688	774,805
Ameriprise Financial Inc.	4,281	221,285
Capital One Financial Corp.	7,783	290,072
Charles Schwab Corp. (The)	10,279	158,297
Citigroup Inc.[a]	216,274	901,863
CME Group Inc.	2,412	698,636

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2010

Security	Shares	Value
Franklin Resources Inc.	2,329	$267,136
IntercontinentalExchange Inc.[a]	1,731	198,840
JPMorgan Chase & Co.	18,106	681,329
Legg Mason Inc.	5,208	161,604
NYSE Euronext Inc.	7,047	215,920
T. Rowe Price Group Inc.	4,224	233,460

		4,803,247

ELECTRIC – 3.05%
Consolidated Edison Inc.	19,936	991,218
NextEra Energy Inc.	10,233	563,224
Northeast Utilities	26,488	828,545
NSTAR	26,039	1,086,087
PG&E Corp.	11,815	564,993

		4,034,067

ELECTRICAL COMPONENTS & EQUIPMENT – 0.48%
Emerson Electric Co.	11,613	637,554

		637,554

ELECTRONICS – 0.54%
Agilent Technologies Inc.[a]	15,185	528,438
Thermo Fisher Scientific Inc.[a]	3,569	183,518

		711,956

ENERGY – ALTERNATE SOURCES – 0.20%
First Solar Inc.[a,b]	1,933	266,135

		266,135

ENGINEERING & CONSTRUCTION – 0.11%
Fluor Corp.	2,903	139,896

		139,896

FOOD – 5.90%
Campbell Soup Co.	24,414	885,007
General Mills Inc.	35,890	1,347,311
H.J. Heinz Co.	23,394	1,148,879
Hormel Foods Corp.	3,679	168,940
Kellogg Co.	13,100	658,406
Kraft Foods Inc. Class A	24,714	797,521
McCormick & Co. Inc. NVS	6,694	296,009
Safeway Inc.	9,806	224,557
Sara Lee Corp.	74,373	1,065,765
Sysco Corp.	28,171	829,918
Whole Foods Market Inc.[a]	9,575	380,606

		7,802,919

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.11%
International Paper Co.	5,625	$142,200

		142,200

HEALTH CARE – PRODUCTS – 5.72%
Baxter International Inc.	21,609	1,099,898
Becton, Dickinson and Co.	39,045	2,948,679
Johnson & Johnson	46,839	2,982,239
Medtronic Inc.	15,516	546,318

		7,577,134

HEALTH CARE – SERVICES – 1.69%
Aetna Inc.	21,334	637,033
Humana Inc.[a]	3,719	216,780
Quest Diagnostics Inc.	4,876	239,607
UnitedHealth Group Inc.	15,970	575,718
WellPoint Inc.[a]	10,340	561,876

		2,231,014

HOME FURNISHINGS – 0.14%
Whirlpool Corp.	2,360	178,959

		178,959

HOUSEHOLD PRODUCTS & WARES – 0.80%
Avery Dennison Corp.	4,279	155,542
Clorox Co. (The)	7,741	515,163
Kimberly-Clark Corp.	6,147	389,351

		1,060,056

INSURANCE – 3.32%
ACE Ltd.	2,508	149,025
Aflac Inc.	26,868	1,501,653
Berkshire Hathaway Inc. Class Ba	3,306	263,025
Chubb Corp.	6,168	357,867
Cincinnati Financial Corp.	8,667	255,157
Hartford Financial Services Group Inc. (The)	8,361	200,497
MetLife Inc.	9,071	365,833
Principal Financial Group Inc.	6,936	186,162
Prudential Financial Inc.	4,417	232,246
Travelers Companies Inc. (The)	10,207	563,426
Unum Group	5,862	131,426
XL Group PLC	8,877	187,749

		4,394,066

INTERNET – 2.96%
Amazon.com Inc.[a]	2,221	366,776

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2010

Security	Shares	Value
eBay Inc.[a]	20,904	$623,148
Expedia Inc.	5,609	162,381
Google Inc. Class Aa	3,373	2,067,615
Symantec Corp.[a]	23,520	380,554
Yahoo! Inc.[a]	19,377	319,914

		3,920,388

IRON & STEEL – 0.43%
Nucor Corp.	11,997	458,525
United States Steel Corp.[b]	2,639	112,923

		571,448

LODGING – 0.97%
Marriott International Inc. Class A	9,342	346,121
Starwood Hotels & Resorts Worldwide Inc.	17,338	938,679

		1,284,800

MACHINERY – 1.68%
Caterpillar Inc.	7,427	583,762
Cummins Inc.	6,239	549,656
Deere & Co.	9,801	752,717
Rockwell Automation Inc.	5,462	340,665

		2,226,800

MANUFACTURING – 3.98%
3M Co.	7,706	648,999
Cooper Industries PLC	3,704	194,164
Eaton Corp.	44,816	3,981,005
Illinois Tool Works Inc.	4,274	195,322
Tyco International Ltd.	6,593	252,380

		5,271,870

MEDIA – 0.80%
McGraw-Hill Companies Inc. (The)	4,199	158,092
Time Warner Cable Inc.	4,886	282,753
Walt Disney Co. (The)	12,973	468,455
Washington Post Co. (The) Class B	379	152,415

		1,061,715

MINING – 0.50%
Alcoa Inc.	14,893	195,545
Freeport-McMoRan Copper & Gold Inc.	4,992	472,643

		668,188

OFFICE & BUSINESS EQUIPMENT – 0.83%
Pitney Bowes Inc.	6,166	135,282

Security	Shares	Value
Xerox Corp.	81,967	$959,014

		1,094,296

OIL & GAS – 5.36%
Anadarko Petroleum Corp.	4,209	259,148
Apache Corp.	4,380	442,468
Chesapeake Energy Corp.	11,609	251,915
Chevron Corp.	3,723	307,557
ConocoPhillips	13,584	806,889
Devon Energy Corp.	8,408	546,688
Diamond Offshore Drilling Inc.	1,957	129,475
EOG Resources Inc.	4,383	419,541
Exxon Mobil Corp.	6,977	463,761
Marathon Oil Corp.	22,746	809,075
Newfield Exploration Co.[a]	3,137	187,028
Noble Corp.	9,852	340,189
Noble Energy Inc.	1,793	146,094
Occidental Petroleum Corp.	6,063	476,734
Pioneer Natural Resources Co.	2,827	197,325
Pride International Inc.[a]	4,994	151,418
QEP Resources Inc.	3,961	130,832
Range Resources Corp.	6,546	244,755
Southwestern Energy Co.[a]	6,182	209,261
Transocean Ltd.[a]	4,976	315,279
Ultra Petroleum Corp.[a]	2,966	122,051
Valero Energy Corp.	7,906	141,913

		7,099,396

OIL & GAS SERVICES – 1.63%
Baker Hughes Inc.	6,355	294,427
Cameron International Corp.[a]	4,100	179,375
Halliburton Co.	6,550	208,683
National Oilwell Varco Inc.	3,980	213,965
Schlumberger Ltd.	15,915	1,112,299
Weatherford International Ltd.[a]	8,637	145,188

		2,153,937

PHARMACEUTICALS – 5.08%
Abbott Laboratories	12,530	643,039
Allergan Inc.	10,980	795,062
Bristol-Myers Squibb Co.	50,312	1,353,393
Eli Lilly and Co.	3,757	132,246
Gilead Sciences Inc.[a]	12,180	483,181
Medco Health Solutions Inc.[a]	3,976	208,859
Merck & Co. Inc.	38,156	1,384,300

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2010

Security	Shares	Value
Pfizer Inc.	99,130	$1,724,862

		6,724,942

PIPELINES – 1.24%
Spectra Energy Corp.	68,836	1,636,232

		1,636,232

REAL ESTATE INVESTMENT TRUSTS – 2.10%
Boston Properties Inc.	1,933	166,605
Duke Realty Corp.	12,981	161,873
ProLogis	118,630	1,619,299
Regency Centers Corp.	3,655	154,168
Simon Property Group Inc.	2,853	273,945
Vornado Realty Trust[b]	4,635	405,053

		2,780,943

RETAIL – 8.52%
Best Buy Co. Inc.	7,348	315,817
Darden Restaurants Inc.	3,029	138,456
Gap Inc. (The)	23,393	444,701
Kohl’s Corp.[a]	12,330	631,296
Lowe’s Companies Inc.	11,094	236,635
McDonald’s Corp.	35,483	2,759,513
Nordstrom Inc.	7,256	279,428
PetSmart Inc.	4,523	169,296
Staples Inc.	24,768	507,001
Starbucks Corp.	161,121	4,588,726
Target Corp.	7,190	373,449
Tiffany & Co.	6,715	355,895
TJX Companies Inc. (The)	10,262	470,923

		11,271,136

SEMICONDUCTORS – 3.98%
Advanced Micro Devices Inc.[a]	101,313	742,624
Applied Materials Inc.	35,700	441,252
Intel Corp.	114,635	2,300,724
LSI Corp.[a]	28,246	148,009
Micron Technology Inc.[a]	26,876	222,265
Texas Instruments Inc.	37,582	1,111,300
Xilinx Inc.	11,125	298,261

		5,264,435

SOFTWARE – 4.59%
Adobe Systems Inc.[a]	13,743	386,865
BMC Software Inc.[a]	3,462	157,382
CA Inc.	6,518	151,283

Security	Shares	Value
Dun & Bradstreet Corp. (The)	1,775	$132,078
Microsoft Corp.	119,322	3,178,738
Oracle Corp.	65,135	1,914,969
Paychex Inc.	5,627	155,868

		6,077,183

TELECOMMUNICATIONS – 3.56%
American Tower Corp. Class Aa	2,887	148,998
Cisco Systems Inc.[a]	93,565	2,136,089
Corning Inc.	22,721	415,340
Motorola Inc.[a]	48,147	392,398
QUALCOMM Inc.	29,195	1,317,570
Sprint Nextel Corp.[a]	36,669	151,076
Telephone and Data Systems Inc.	4,267	148,620

		4,710,091

TOYS, GAMES & HOBBIES – 0.28%
Mattel Inc.	16,169	377,223

		377,223

TRANSPORTATION – 1.43%
CSX Corp.	4,831	296,865
FedEx Corp.	4,198	368,249
Norfolk Southern Corp.	3,117	191,664
Union Pacific Corp.	2,980	261,286
United Parcel Service Inc. Class B	11,445	770,706

		1,888,770

TOTAL COMMON STOCKS
(Cost: $118,421,902)		132,299,385

SHORT-TERM INVESTMENTS – 0.57%

MONEY MARKET FUNDS – 0.57%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.28%[c,d,e]	525,450	525,450
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,d,e]	73,140	73,140
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[c,d]	160,631	160,631

		759,221

TOTAL SHORT-TERM INVESTMENTS
(Cost: $759,221)		759,221

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2010

Value

TOTAL INVESTMENTS IN SECURITIES – 100.53%
(Cost: $119,181,123)	$133,058,607

Other Assets, Less Liabilities – (0.53)%	(704,124)

NET ASSETS – 100.00%	$132,354,483

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.96%

REITs – APARTMENTS – 20.08%
Apartment Investment and Management Co. Class Aa	1,414,985	$32,983,300
AvalonBay Communities Inc.[a]	1,005,022	106,843,889
BRE Properties Inc. Class Aa	758,830	32,576,572
Camden Property Trust	803,598	39,850,425
Equity Residential	3,418,628	166,247,880
Essex Property Trust Inc.	367,040	41,460,838
UDR Inc.	2,179,965	49,005,613

		468,968,517

REITs – DIVERSIFIED – 13.44%
Digital Realty Trust Inc.[a]	1,041,272	62,195,177
Duke Realty Corp.	3,023,122	37,698,331
Liberty Property Trust	1,388,404	46,455,998
Vornado Realty Trust	1,915,362	167,383,485

		313,732,991

REITs – HEALTH CARE – 13.68%
HCP Inc.	3,756,424	135,268,828
Health Care REIT Inc.	1,611,136	82,329,050
Ventas Inc.[a]	1,901,326	101,835,020

		319,432,898

REITs – HOTELS – 5.41%
Host Hotels & Resorts Inc.[a]	7,955,058	126,405,872

		126,405,872

REITs – OFFICE PROPERTY – 14.15%
Alexandria Real Estate
Equities Inc.	661,610	48,615,103
Boston Properties Inc.	1,683,838	145,129,997
Corporate Office Properties Trust[a]	725,090	25,733,444
Douglas Emmett Inc.	1,490,071	26,731,873
Highwoods Properties Inc.	670,368	22,209,292
SL Green Realty Corp.	942,315	61,928,942

		330,348,651

REITs – REGIONAL MALLS – 10.78%
Macerich Co. (The)	1,566,788	69,894,413
Simon Property Group Inc.	1,894,311	181,891,742

		251,786,155

REITs – SHOPPING CENTERS – 9.59%
Federal Realty Investment Trust	746,877	61,228,977

Security	Shares	Value
Kimco Realty Corp.	4,920,244	$84,775,804
Regency Centers Corp.	1,004,100	42,352,938
Weingarten Realty Investors	1,470,749	35,489,173

		223,846,892

REITs – STORAGE – 6.99%
Public Storage	1,645,322	163,248,849

		163,248,849

REITs – WAREHOUSE/INDUSTRIAL – 5.84%
AMB Property Corp.	2,045,192	57,653,963
ProLogis	5,765,131	78,694,038

		136,348,001

TOTAL COMMON STOCKS
(Cost: $2,550,358,117)		2,334,118,826

SHORT-TERM INVESTMENTS – 10.06%

MONEY MARKET FUNDS – 10.06%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.28%[b,c,d]	202,991,471	202,991,471
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[b,c,d]	28,255,275	28,255,275
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[b,c]	3,553,252	3,553,252

		234,799,998

TOTAL SHORT-TERM INVESTMENTS
(Cost: $234,799,998)		234,799,998

TOTAL INVESTMENTS IN SECURITIES – 110.02%
(Cost: $2,785,158,115)		2,568,918,824

Other Assets, Less Liabilities – (10.02)%		(233,861,125)

NET ASSETS – 100.00%		$2,335,057,699

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2010

	iShares Dow Jones U.S. Basic Materials Sector Index Fund	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	iShares Dow Jones U.S. Consumer Services Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$927,897,829	$323,584,315	$233,029,640
Affiliated issuers (Note 2)	17,952,873	1,756,042	1,974,047

Total cost of investments	$945,850,702	$325,340,357	$235,003,687

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$860,073,172	$306,177,394	$195,546,581
Affiliated issuers (Note 2)	17,952,873	1,756,042	1,974,047

Total fair value of investments	878,026,045	307,933,436	197,520,628
Receivables:
Dividends and interest	663,542	480,074	84,627
Capital shares sold	–	–	4,060

Total Assets	878,689,587	308,413,510	197,609,315

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	16,571,803	1,489,423	1,823,323
Capital shares redeemed	80,656	–	–
Investment advisory fees (Note 2)	340,582	117,878	74,775

Total Liabilities	16,993,041	1,607,301	1,898,098

NET ASSETS	$861,696,546	$306,806,209	$195,711,217

Net assets consist of:
Paid-in capital	$956,997,506	$346,719,704	$247,036,994
Undistributed net investment income	701,862	767,753	77,513
Accumulated net realized loss	(28,178,165)	(23,274,327)	(13,920,231)
Net unrealized depreciation	(67,824,657)	(17,406,921)	(37,483,059)

NET ASSETS	$861,696,546	$306,806,209	$195,711,217

Shares outstanding[b]	12,550,000	4,950,000	3,050,000

Net asset value per share	$68.66	$61.98	$64.17

[a]	Securities on loan with values of $16,178,778, $1,457,617 and $1,773,451, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2010

	iShares Dow Jones U.S. Financial Sector Index Fund	iShares Dow Jones U.S. Industrial Sector Index Fund	iShares Dow Jones U.S. Financial Services Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$626,699,882	$390,382,746	$276,302,505
Affiliated issuers (Note 2)	21,000,903	5,178,697	9,592,496

Total cost of investments	$647,700,785	$395,561,443	$285,895,001

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$444,329,009	$327,678,841	$197,946,008
Affiliated issuers (Note 2)	18,579,836	5,178,697	8,348,054

Total fair value of investments	462,908,845	332,857,538	206,294,062
Receivables:
Dividends and interest	291,644	271,068	143,939
Capital shares sold	132,889	–	–

Total Assets	463,333,378	333,128,606	206,438,001

LIABILITIES
Payables:
Investment securities purchased	252,705	–	–
Collateral for securities on loan (Note 5)	9,808,164	4,705,570	2,183,284
Capital shares redeemed	33,416	–	–
Investment advisory fees (Note 2)	174,789	131,336	84,142

Total Liabilities	10,269,074	4,836,906	2,267,426

NET ASSETS	$453,064,304	$328,291,700	$204,170,575

Net assets consist of:
Paid-in capital	$777,062,626	$405,679,768	$410,626,216
Undistributed net investment income	213,589	212,488	88,756
Accumulated net realized loss	(139,419,971)	(14,896,651)	(126,943,458)
Net unrealized depreciation	(184,791,940)	(62,703,905)	(79,600,939)

NET ASSETS	$453,064,304	$328,291,700	$204,170,575

Shares outstanding[b]	8,550,000	5,500,000	3,950,000

Net asset value per share	$52.99	$59.69	$51.69

[a]	Securities on loan with values of $9,590,633, $4,607,637 and $2,135,923, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2010

	iShares Dow Jones U.S. Real Estate Index Fund	iShares MSCI KLD 400 Social Index Fund	iShares MSCI USA ESG Select Social Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$3,116,047,719	$115,711,839	$118,150,328
Affiliated issuers (Note 2)	309,240,551	1,478,098	1,030,795

Total cost of investments	$3,425,288,270	$117,189,937	$119,181,123

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,043,637,915	$123,849,113	$131,935,076
Affiliated issuers (Note 2)	309,240,551	1,439,757	1,123,531

Total fair value of investments	3,352,878,466	125,288,870	133,058,607
Receivables:
Investment securities sold	8,418,446	–	–
Dividends and interest	2,742,197	130,664	140,018
Capital shares sold	–	3,086	5,087

Total Assets	3,364,039,109	125,422,620	133,203,712

LIABILITIES
Payables:
Investment securities purchased	10,889,342	24,349	196,437
Collateral for securities on loan (Note 5)	303,959,236	554,685	598,590
Capital shares redeemed	543,669	–	–
Investment advisory fees (Note 2)	1,219,829	50,049	54,202

Total Liabilities	316,612,076	629,083	849,229

NET ASSETS	$3,047,427,033	$124,793,537	$132,354,483

Net assets consist of:
Paid-in capital	$3,106,667,951	$125,116,953	$145,667,449
Undistributed (distributions in excess of) net investment income	(7,393,255)	113,192	108,703
Undistributed net realized gain (accumulated net realized loss)	20,562,141	(8,535,541)	(27,299,153)
Net unrealized appreciation (depreciation)	(72,409,804)	8,098,933	13,877,484

NET ASSETS	$3,047,427,033	$124,793,537	$132,354,483

Shares outstanding[b]	55,450,000	2,800,000	2,550,000

Net asset value per share	$54.96	$44.57	$51.90

[a]	Securities on loan with values of $297,096,127, $543,198 and $583,407, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2010

iShares Cohen & Steers Realty Majors Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,550,358,117
Affiliated issuers (Note 2)	234,799,998

Total cost of investments	$2,785,158,115

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,334,118,826
Affiliated issuers (Note 2)	234,799,998

Total fair value of investments	2,568,918,824
Receivables:
Investment securities sold	2,979,342
Dividends and interest	434,827

Total Assets	2,572,332,993

LIABILITIES
Payables:
Investment securities purchased	5,338,500
Collateral for securities on loan (Note 5)	231,246,746
Investment advisory fees (Note 2)	690,048

Total Liabilities	237,275,294

NET ASSETS	$2,335,057,699

Net assets consist of:
Paid-in capital	$2,964,651,081
Distributions in excess of net investment income	(6,956,798)
Accumulated net realized loss	(406,397,293)
Net unrealized depreciation	(216,239,291)

NET ASSETS	$2,335,057,699

Shares outstanding[b]	36,200,000

Net asset value per share	$64.50

[a]	Securities on loan with a value of $226,490,790. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares Dow Jones U.S. Basic Materials Sector Index Fund	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	iShares Dow Jones U.S. Consumer Services Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$6,418,659	$3,942,906	$1,388,026
Interest from affiliated issuers (Note 2)	581	281	142
Securities lending income from affiliated issuers (Note 2)	13,135	15,401	17,749

Total investment income	6,432,375	3,958,588	1,405,917

EXPENSES
Investment advisory fees (Note 2)	1,635,877	684,917	468,842

Total expenses	1,635,877	684,917	468,842

Net investment income	4,796,498	3,273,671	937,075

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(9,827,718)	(798,003)	(1,549,337)
In-kind redemptions	12,686,842	5,989,871	3,789,137

Net realized gain	2,859,124	5,191,868	2,239,800

Net change in unrealized appreciation/depreciation	51,432,044	7,958,120	(3,943,118)

Net realized and unrealized gain (loss)	54,291,168	13,149,988	(1,703,318)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,087,666	$16,423,659	$(766,243)

See notes to financial statements.

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares Dow Jones U.S. Financial Sector Index Fund	iShares Dow Jones U.S. Industrial Sector Index Fund	iShares Dow Jones U.S. Financial Services Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$3,207,507	$4,245,273	$1,083,015
Dividends from affiliated issuers (Note 2)	43,452	–	34,961
Interest from affiliated issuers (Note 2)	359	268	131
Securities lending income from affiliated issuers (Note 2)	34,133	19,375	7,902

Total investment income	3,285,451	4,264,916	1,126,009

EXPENSES
Investment advisory fees (Note 2)	1,106,571	765,703	566,303

Total expenses	1,106,571	765,703	566,303

Net investment income	2,178,880	3,499,213	559,706

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(8,289,547)	(2,099,572)	(3,920,267)
Investments in affiliated issuers (Note 2)	(180,763)	–	447,739
In-kind redemptions	(8,684,984)	6,203,428	(2,200,562)

Net realized gain (loss)	(17,155,294)	4,103,856	(5,673,090)

Net change in unrealized appreciation/depreciation	(36,146,044)	(16,744,531)	(41,336,886)

Net realized and unrealized loss	(53,301,338)	(12,640,675)	(47,009,976)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(51,122,458)	$(9,141,462)	$(46,450,270)

[a]	Net of foreign withholding tax of $2,656, $ – and $ –, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares Dow Jones U.S. Real Estate Index Fund	iShares MSCI KLD 400 Social Index Fund	iShares MSCI USA ESG Select Social Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$46,111,868	$1,133,274	$1,329,433
Dividends from affiliated issuers (Note 2)	–	4,319	1,328
Interest from affiliated issuers (Note 2)	1,937	71	77
Securities lending income from affiliated issuers (Note 2)	432,087	2,535	1,232

Total investment income	46,545,892	1,140,199	1,332,070

EXPENSES
Investment advisory fees (Note 2)	6,529,630	277,325	309,309

Total expenses	6,529,630	277,325	309,309

Net investment income	40,016,262	862,874	1,022,761

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(55,546,206)	(1,261,797)	(1,162,856)
Investments in affiliated issuers (Note 2)	–	(7,433)	1,292
In-kind redemptions	183,692,408	1,265,537	482,148

Net realized gain (loss)	128,146,202	(3,693)	(679,416)

Net change in unrealized appreciation/depreciation	(38,763,616)	(1,828,159)	807,001

Net realized and unrealized gain (loss)	89,382,586	(1,831,852)	127,585

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$129,398,848	$(968,978)	$1,150,346

[a]	Net of foreign withholding tax of $104,084, $ – and $2,777, respectively.

See notes to financial statements.

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2010

iShares Cohen & Steers Realty Majors Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$29,216,666
Interest from affiliated issuers (Note 2)	1,866
Securities lending income from affiliated issuers (Note 2)	129,322

Total investment income	29,347,854

EXPENSES
Investment advisory fees (Note 2)	3,785,972

Total expenses	3,785,972

Net investment income	25,561,882

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(43,026,256)
In-kind redemptions	80,077,114

Net realized gain	37,050,858

Net change in unrealized appreciation/depreciation	65,956,413

Net realized and unrealized gain	103,007,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,569,153

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,796,498	$10,531,946	$3,273,671	$7,899,419
Net realized gain	2,859,124	112,589,983	5,191,868	1,569,134
Net change in unrealized appreciation/depreciation	51,432,044	145,278,900	7,958,120	90,982,544

Net increase in net assets resulting from operations	59,087,666	268,400,829	16,423,659	100,451,097

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,880,287)	(10,382,626)	(3,161,676)	(7,902,633)

Total distributions to shareholders	(4,880,287)	(10,382,626)	(3,161,676)	(7,902,633)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,755,322,499	3,622,518,739	69,911,619	103,509,868
Cost of shares redeemed	(1,731,588,983)	(3,498,894,556)	(130,145,458)	(150,603,618)

Net increase (decrease) in net assets from capital share transactions	23,733,516	123,624,183	(60,233,839)	(47,093,750)

INCREASE (DECREASE) IN NET ASSETS	77,940,895	381,642,386	(46,971,856)	45,454,714

NET ASSETS
Beginning of period	783,755,651	402,113,265	353,778,065	308,323,351

End of period	$861,696,546	$783,755,651	$306,806,209	$353,778,065

Undistributed net investment income included in net assets at end of period	$701,862	$785,651	$767,753	$655,758

SHARES ISSUED AND REDEEMED
Shares sold	29,650,000	65,500,000	1,200,000	1,800,000
Shares redeemed	(29,350,000)	(62,950,000)	(2,250,000)	(2,800,000)

Net increase (decrease) in shares outstanding	300,000	2,550,000	(1,050,000)	(1,000,000)

See notes to financial statements.

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Consumer Services Sector Index Fund		iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$937,075	$1,757,485	$2,178,880	$7,145,292
Net realized gain (loss)	2,239,800	1,714,855	(17,155,294)	(107,578,698)
Net change in unrealized appreciation/depreciation	(3,943,118)	52,447,117	(36,146,044)	310,443,398

Net increase (decrease) in net assets resulting from operations	(766,243)	55,919,457	(51,122,458)	210,009,992

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(956,819)	(1,800,153)	(1,965,291)	(7,145,020)
Return of capital	–	–	–	(138,822)

Total distributions to shareholders	(956,819)	(1,800,153)	(1,965,291)	(7,283,842)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	105,191,804	112,287,203	414,474,073	1,841,555,286
Cost of shares redeemed	(103,866,836)	(148,459,619)	(473,000,404)	(1,983,760,865)

Net increase (decrease) in net assets from capital share transactions	1,324,968	(36,172,416)	(58,526,331)	(142,205,579)

INCREASE (DECREASE) IN NET ASSETS	(398,094)	17,946,888	(111,614,080)	60,520,571

NET ASSETS
Beginning of period	196,109,311	178,162,423	564,678,384	504,157,813

End of period	$195,711,217	$196,109,311	$453,064,304	$564,678,384

Undistributed net investment income included in net assets at end of period	$77,513	$97,257	$213,589	$–

SHARES ISSUED AND REDEEMED
Shares sold	1,750,000	2,200,000	7,800,000	36,800,000
Shares redeemed	(1,800,000)	(3,100,000)	(8,950,000)	(39,850,000)

Net decrease in shares outstanding	(50,000)	(900,000)	(1,150,000)	(3,050,000)

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,499,213	$4,123,680	$559,706	$2,535,538
Net realized gain (loss)	4,103,856	(1,919,062)	(5,673,090)	(19,259,158)
Net change in unrealized appreciation/depreciation	(16,744,531)	108,657,160	(41,336,886)	143,143,791

Net increase (decrease) in net assets resulting from operations	(9,141,462)	110,861,778	(46,450,270)	126,420,171

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,432,858)	(4,208,136)	(560,644)	(3,056,699)

Total distributions to shareholders	(3,432,858)	(4,208,136)	(560,644)	(3,056,699)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	95,795,711	120,368,683	2,530,714	330,191,138
Cost of shares redeemed	(120,503,860)	(75,301,205)	(95,883,906)	(426,132,306)

Net increase (decrease) in net assets from capital share transactions	(24,708,149)	45,067,478	(93,353,192)	(95,941,168)

INCREASE (DECREASE) IN NET ASSETS	(37,282,469)	151,721,120	(140,364,106)	27,422,304

NET ASSETS
Beginning of period	365,574,169	213,853,049	344,534,681	317,112,377

End of period	$328,291,700	$365,574,169	$204,170,575	$344,534,681

Undistributed net investment income included in net assets at end of period	$212,488	$146,133	$88,756	$89,694

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	2,400,000	50,000	6,450,000
Shares redeemed	(2,200,000)	(1,600,000)	(1,800,000)	(8,400,000)

Net increase (decrease) in shares outstanding	(500,000)	800,000	(1,750,000)	(1,950,000)

See notes to financial statements.

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares MSCI KLD 400 Social Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$40,016,262	$89,491,655	$862,874	$1,205,896
Net realized gain (loss)	128,146,202	282,828,717	(3,693)	(2,056,439)
Net change in unrealized appreciation/depreciation	(38,763,616)	747,016,821	(1,828,159)	29,565,703

Net increase (decrease) in net assets resulting from operations	129,398,848	1,119,337,193	(968,978)	28,715,160

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,409,517)	(108,290,039)	(850,117)	(1,181,682)

Total distributions to shareholders	(47,409,517)	(108,290,039)	(850,117)	(1,181,682)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,619,240,417	14,663,365,828	12,851,528	26,815,215
Cost of shares redeemed	(6,813,192,424)	(14,236,104,541)	(4,296,978)	(2,104,620)

Net increase (decrease) in net assets from capital share transactions	(193,952,007)	427,261,287	8,554,550	24,710,595

INCREASE (DECREASE) IN NET ASSETS	(111,962,676)	1,438,308,441	6,735,455	52,244,073

NET ASSETS
Beginning of period	3,159,389,709	1,721,081,268	118,058,082	65,814,009

End of period	$3,047,427,033	$3,159,389,709	$124,793,537	$118,058,082

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(7,393,255)	$–	$113,192	$100,435

SHARES ISSUED AND REDEEMED
Shares sold	127,450,000	358,750,000	300,000	650,000
Shares redeemed	(131,700,000)	(351,000,000)	(100,000)	(50,000)

Net increase (decrease) in shares outstanding	(4,250,000)	7,750,000	200,000	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA ESG Select Social Index Fund		iShares Cohen & Steers Realty Majors Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,022,761	$1,780,622	$25,561,882	$52,992,524
Net realized gain (loss)	(679,416)	(5,962,020)	37,050,858	(104,699,505)
Net change in unrealized appreciation/depreciation	807,001	40,775,279	65,956,413	907,285,296

Net increase in net assets resulting from operations	1,150,346	36,593,881	128,569,153	855,578,315

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,018,796)	(1,818,976)	(32,518,680)	(64,571,779)

Total distributions to shareholders	(1,018,796)	(1,818,976)	(32,518,680)	(64,571,779)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,591,836	10,735,927	609,806,587	829,071,570
Cost of shares redeemed	(2,283,963)	(8,501,819)	(524,844,362)	(590,245,015)

Net increase in net assets from capital share transactions	307,873	2,234,108	84,962,225	238,826,555

INCREASE IN NET ASSETS	439,423	37,009,013	181,012,698	1,029,833,091

NET ASSETS
Beginning of period	131,915,060	94,906,047	2,154,045,001	1,124,211,910

End of period	$132,354,483	$131,915,060	$2,335,057,699	$2,154,045,001

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$108,703	$104,738	$(6,956,798)	$–

SHARES ISSUED AND REDEEMED
Shares sold	50,000	250,000	10,050,000	17,150,000
Shares redeemed	(50,000)	(200,000)	(8,950,000)	(12,250,000)

Net increase in shares outstanding	–	50,000	1,100,000	4,900,000

See notes to financial statements.

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$63.98	$41.45	$79.93	$66.33	$58.81	$47.18

Income from investment operations:
Net investment income	0.43 [a]	0.85 [a]	1.03 [a]	1.09 [a]	1.16 [a]	0.94
Net realized and unrealized gain (loss)[b]	4.69	22.47	(38.35)	13.57	7.53	11.63

Total from investment operations	5.12	23.32	(37.32)	14.66	8.69	12.57

Less distributions from:
Net investment income	(0.44)	(0.79)	(1.16)	(1.06)	(1.17)	(0.94)

Total distributions	(0.44)	(0.79)	(1.16)	(1.06)	(1.17)	(0.94)

Net asset value, end of period	$68.66	$63.98	$41.45	$79.93	$66.33	$58.81

Total return	8.11%[c]	56.55%	(46.86)%	22.24%	15.10%	26.99%

Ratios/Supplemental data:
Net assets, end of period (000s)	$861,697	$783,756	$402,113	$851,254	$633,414	$502,815
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.47%	0.48%	0.48%	0.60%
Ratio of net investment income to average net assets[d]	1.39%	1.54%	1.85%	1.49%	2.00%	1.83%
Portfolio turnover rate[e]	3%	10%	15%	4%	13%	6%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$58.96	$44.05	$60.32	$62.79	$54.33	$51.35

Income from investment operations:
Net investment income	0.66 [a]	1.29 [a]	1.32 [a]	1.09 [a]	1.23 [a]	0.91
Net realized and unrealized gain (loss)[b]	3.00	14.94	(16.40)	(2.36)	8.40	2.97

Total from investment operations	3.66	16.23	(15.08)	(1.27)	9.63	3.88

Less distributions from:
Net investment income	(0.64)	(1.32)	(1.19)	(1.20)	(1.17)	(0.90)

Total distributions	(0.64)	(1.32)	(1.19)	(1.20)	(1.17)	(0.90)

Net asset value, end of period	$61.98	$58.96	$44.05	$60.32	$62.79	$54.33

Total return	6.31%[c]	37.20%	(25.16)%	(2.07)%	17.93%	7.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$306,806	$353,778	$308,323	$346,823	$364,206	$344,986
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.60%
Ratio of net investment income to average net assets[d]	2.27%	2.44%	2.67%	1.75%	2.13%	1.71%
Portfolio turnover rate[e]	2%	6%	10%	5%	5%	6%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$63.26	$44.54	$60.05	$69.56	$61.61	$55.82

Income from investment operations:
Net investment income	0.28 [a]	0.55 [a]	0.57 [a]	0.44 [a]	0.35 [a]	0.16
Net realized and unrealized gain (loss)[b]	0.93	18.73	(15.50)	(9.29)	7.98	5.79

Total from investment operations	1.21	19.28	(14.93)	(8.85)	8.33	5.95

Less distributions from:
Net investment income	(0.30)	(0.56)	(0.58)	(0.66)	(0.38)	(0.16)
Return of capital	–	–	–	–	–	(0.00)[c]

Total distributions	(0.30)	(0.56)	(0.58)	(0.66)	(0.38)	(0.16)

Net asset value, end of period	$64.17	$63.26	$44.54	$60.05	$69.56	$61.61

Total return	1.97%[d]	43.54%	(24.85)%	(12.77)%	13.56%	10.66%

Ratios/Supplemental data:
Net assets, end of period (000s)	$195,711	$196,109	$178,162	$204,179	$326,935	$255,664
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.48%	0.48%	0.60%
Ratio of net investment income to average net assets[e]	0.95%	1.06%	1.19%	0.67%	0.54%	0.26%
Portfolio turnover rate[f]	2%	5%	6%	6%	7%	6%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$58.21	$39.54	$86.78	$118.13	$108.56	$90.88

Income from investment operations:
Net investment income	0.25 [a]	0.65 [a]	1.68 [a]	2.52 [a]	2.23 [a]	2.17
Net realized and unrealized gain (loss)[b]	(5.24)	18.71	(46.95)	(31.52)	9.78	17.57

Total from investment operations	(4.99)	19.36	(45.27)	(29.00)	12.01	19.74

Less distributions from:
Net investment income	(0.23)	(0.68)	(1.97)	(2.35)	(2.38)	(2.06)
Return of capital	–	(0.01)	–	–	(0.06)	–

Total distributions	(0.23)	(0.69)	(1.97)	(2.35)	(2.44)	(2.06)

Net asset value, end of period	$52.99	$58.21	$39.54	$86.78	$118.13	$108.56

Total return	(8.56)%[c]	49.23%	(52.67)%	(24.81)%	11.20%	21.96%

Ratios/Supplemental data:
Net assets, end of period (000s)	$453,064	$564,678	$504,158	$672,550	$478,438	$396,237
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.60%
Ratio of net investment income to average net assets[d]	0.93%	1.30%	3.37%	2.54%	1.98%	2.26%
Portfolio turnover rate[e]	3%	18%	15%	6%	10%	6%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$60.93	$41.13	$70.48	$70.02	$64.29	$53.22

Income from investment operations:
Net investment income	0.61 [a]	0.77 [a]	1.09 [a]	0.89 [a]	0.77 [a]	0.62
Net realized and unrealized gain (loss)[b]	(1.25)	19.81	(29.35)	0.47	5.73	11.07

Total from investment operations	(0.64)	20.58	(28.26)	1.36	6.50	11.69

Less distributions from:
Net investment income	(0.60)	(0.78)	(1.09)	(0.90)	(0.77)	(0.62)

Total distributions	(0.60)	(0.78)	(1.09)	(0.90)	(0.77)	(0.62)

Net asset value, end of period	$59.69	$60.93	$41.13	$70.48	$70.02	$64.29

Total return	(0.98)%[c]	50.49%	(40.24)%	1.91%	10.24%	22.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$328,292	$365,574	$213,853	$419,386	$308,109	$286,076
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.60%
Ratio of net investment income to average net assets[d]	2.17%	1.52%	2.11%	1.24%	1.22%	1.06%
Portfolio turnover rate[e]	2%	4%	6%	4%	4%	7%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$60.44	$41.45	$92.79	$132.71	$124.37	$104.92

Income from investment operations:
Net investment income[a]	0.12	0.39	1.93	3.14	2.74	2.57
Net realized and unrealized gain (loss)[b]	(8.74)	19.07	(51.27)	(40.34)	8.23	19.39

Total from investment operations	(8.62)	19.46	(49.34)	(37.20)	10.97	21.96

Less distributions from:
Net investment income	(0.13)	(0.47)	(2.00)	(2.72)	(2.63)	(2.51)

Total distributions	(0.13)	(0.47)	(2.00)	(2.72)	(2.63)	(2.51)

Net asset value, end of period	$51.69	$60.44	$41.45	$92.79	$132.71	$124.37

Total return	(14.26)%[c]	47.18%	(53.73)%	(28.37)%	8.93%	21.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$204,171	$344,535	$317,112	$334,029	$285,333	$211,433
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.60%
Ratio of net investment income to average net assets[d]	0.47%	0.74%	3.53%	2.88%	2.15%	2.29%
Portfolio turnover rate[e]	2%	17%	19%	9%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$52.92	$33.13	$68.90	$85.64	$71.05	$59.42

Income from investment operations:
Net investment income[a]	0.76	1.60	1.94	1.95	1.87	2.58
Net realized and unrealized gain (loss)[b]	2.17	20.04	(34.81)	(15.72)	15.84	11.66

Total from investment operations	2.93	21.64	(32.87)	(13.77)	17.71	14.24

Less distributions from:
Net investment income	(0.89)	(1.85)	(2.90)	(1.79)	(1.44)	(1.56)
Net realized gain	–	–	–	–	(0.12)	(0.44)
Return of capital	–	–	–	(1.18)	(1.56)	(0.61)

Total distributions	(0.89)	(1.85)	(2.90)	(2.97)	(3.12)	(2.61)

Net asset value, end of period	$54.96	$52.92	$33.13	$68.90	$85.64	$71.05

Total return	5.71%[c]	66.87%	(48.42)%	(16.16)%	25.35%	24.42%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,047,427	$3,159,390	$1,721,081	$2,060,110	$1,815,535	$1,236,258
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.60%
Ratio of net investment income to average net assets[d]	2.91%	3.81%	4.50%	2.75%	2.33%	3.92%
Portfolio turnover rate[e]	5%	17%	20%	7%	29%	19%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI KLD 400 Social Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from Nov. 14, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$45.41	$32.91	$48.71	$52.92	$50.33

Income from investment operations:
Net investment income[b]	0.33	0.54	0.66	0.71	0.36
Net realized and unrealized gain (loss)[c]	(0.85)	12.50	(15.80)	(4.32)	2.51

Total from investment operations	(0.52)	13.04	(15.14)	(3.61)	2.87

Less distributions from:
Net investment income	(0.32)	(0.54)	(0.66)	(0.60)	(0.28)

Total distributions	(0.32)	(0.54)	(0.66)	(0.60)	(0.28)

Net asset value, end of period	$44.57	$45.41	$32.91	$48.71	$52.92

Total return	(1.09)%[d]	39.84%	(31.21)%	(6.89)%	5.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$124,794	$118,058	$65,814	$58,451	$26,458
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.56%	1.35%	1.80%	1.40%	1.51%
Portfolio turnover rate[f]	5%	14%	13%	5%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA ESG Select Social Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$51.73	$37.96	$57.41	$61.30	$55.31	$49.02

Income from investment operations:
Net investment income	0.40 [a]	0.71 [a]	0.92 [a]	0.85 [a]	0.75 [a]	0.67
Net realized and unrealized gain (loss)[b]	0.17	13.79	(19.47)	(3.92)	6.12	6.26

Total from investment operations	0.57	14.50	(18.55)	(3.07)	6.87	6.93

Less distributions from:
Net investment income	(0.40)	(0.73)	(0.90)	(0.82)	(0.88)	(0.64)

Total distributions	(0.40)	(0.73)	(0.90)	(0.82)	(0.88)	(0.64)

Net asset value, end of period	$51.90	$51.73	$37.96	$57.41	$61.30	$55.31

Total return	1.19%[c]	38.45%	(32.47)%	(5.08)%	12.58%	14.20%

Ratios/Supplemental data:
Net assets, end of period (000s)	$132,354	$131,915	$94,906	$120,561	$91,956	$129,975
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.65%	1.54%	2.08%	1.41%	1.34%	1.32%
Portfolio turnover rate[e]	17%	37%	52%	29%	46%	46%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$61.37	$37.23	$85.34	$103.14	$82.51	$66.57

Income from investment operations:
Net investment income[a]	0.72	1.60	2.05	2.12	1.95	2.68
Net realized and unrealized gain (loss)[b]	3.31	24.48	(46.92)	(16.58)	21.76	16.13

Total from investment operations	4.03	26.08	(44.87)	(14.46)	23.71	18.81

Less distributions from:
Net investment income	(0.90)	(1.94)	(3.24)	(2.14)	(1.68)	(1.82)
Net realized gain	–	–	–	(0.49)	–	(0.00)[c]
Return of capital	–	–	–	(0.71)	(1.40)	(1.05)

Total distributions	(0.90)	(1.94)	(3.24)	(3.34)	(3.08)	(2.87)

Net asset value, end of period	$64.50	$61.37	$37.23	$85.34	$103.14	$82.51

Total return	6.69%[d]	71.83%	(53.43)%	(13.97)%	29.16%	28.76%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,335,058	$2,154,045	$1,124,212	$2,543,009	$2,970,537	$2,033,906
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.36%	3.37%	3.68%	2.44%	2.03%	3.55%
Portfolio turnover rate[f]	5%	12%	17%	9%	14%	18%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate, iShares MSCI KLD 400 Social (formerly iShares FTSE KLD 400 Social), iShares MSCI USA ESG Select Social (formerly iShares FTSE KLD Select Social) and iShares Cohen & Steers Realty Majors Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares MSCI KLD 400 Social and iShares MSCI USA ESG Select Social Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

82	2010 iSHARES SEMI-ANNUAl REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of October 31, 2010, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2010.

The Funds had tax basis net capital loss carryforwards as of April 30, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Dow Jones U.S. Basic Materials Sector	$164,820	$213,728	$–	$–	$2,166,892	$2,533,237	$8,036,664	$10,812,780	$23,928,121
Dow Jones U.S. Consumer Goods Sector	786,981	439,017	331,603	6,571,402	1,320,322	–	1,597,881	11,893,780	22,940,986
Dow Jones U.S. Consumer Services Sector	–	413,714	590,495	2,292,509	183,523	–	3,693,668	6,983,187	14,157,096

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Dow Jones U.S. Financial Sector	$–	$775,502	$–	$–	$38,903	$2,428,708	$50,933,047	$52,510,524	$106,686,684
Dow Jones U.S. Industrial Sector	1,969,600	–	3,141,753	–	230,285	–	276,129	9,045,831	14,663,598
Dow Jones U.S. Financial Services	–	458,579	–	–	–	1,046,051	40,231,342	41,743,037	83,479,009
Dow Jones U.S. Real Estate	–	–	–	–	–	5,932,275	11,480,734	56,684,799	74,097,808
MSCI KLD 400 Social	–	–	–	–	–	76,620	1,399,277	4,416,445	5,892,342
MSCI USA ESG Select Social	–	–	–	228,408	156,260	300,573	5,925,300	15,576,262	22,186,803
Cohen & Steers Realty Majors	–	–	–	–	–	–	204,454,223	96,413,332	300,867,555

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2010 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Basic Materials Sector	$949,826,334	$15,833,848	$(87,634,137)	$(71,800,289)
Dow Jones U.S. Consumer Goods Sector	328,172,771	17,093,404	(37,332,739)	(20,239,335)
Dow Jones U.S. Consumer Services Sector	236,134,434	9,231,454	(47,845,260)	(38,613,806)
Dow Jones U.S. Financial Sector	660,689,191	2,492,045	(200,272,391)	(197,780,346)
Dow Jones U.S. Industrial Sector	398,944,590	15,483,673	(81,570,725)	(66,087,052)
Dow Jones U.S. Financial Services	304,983,743	1,253,073	(99,942,754)	(98,689,681)
Dow Jones U.S. Real Estate	3,443,446,162	32,568,419	(123,136,115)	(90,567,696)
MSCI KLD 400 Social	119,738,578	10,511,213	(4,960,921)	5,550,292
MSCI USA ESG Select Social	122,624,142	15,477,770	(5,043,305)	10,434,465
Cohen & Steers Realty Majors	2,902,253,304	99,703,144	(433,037,624)	(333,334,480)

Management has reviewed the tax positions as of October 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

84	2010 iSHARES SEMI-ANNUAl REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to the iShares MSCI KLD 400 Social, iShares MSCI USA ESG Select Social and iShares Cohen & Steers Realty Majors Index Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
MSCI KLD 400 Social	0.50%
MSCI USA ESG Select Social	0.50
Cohen & Steers Realty Majors	0.35

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended October 31, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Basic Materials Sector	$7,005
Dow Jones U.S. Consumer Goods Sector	8,290
Dow Jones U.S. Consumer Services Sector	9,450
Dow Jones U.S. Financial Sector	18,305

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Industrial Sector	$10,396
Dow Jones U.S. Financial Services	4,215
Dow Jones U.S. Real Estate	231,471
MSCI KLD 400 Social	1,362
MSCI USA ESG Select Social	655
Cohen & Steers Realty Majors	69,163

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trades for the six months ended October 31, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

As of October 31, 2010, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Dow Jones U.S. Financial Sector
BlackRock Inc.	11,063	8,805	(10,343)	9,525	$1,628,680	$20,053	$(139,911)
PNC Financial Services Group Inc. (The)	135,872	111,476	(127,675)	119,673	6,450,375	23,399	(40,852)

					$8,079,055	$43,452	$(180,763)

Dow Jones U.S. Financial Services
BlackRock Inc.	10,252	88	(3,437)	6,903	$1,180,344	$16,146	$(156,464)
PNC Financial Services Group Inc. (The)	126,018	1,998	(41,093)	86,923	4,685,150	18,815	604,203

					$5,865,494	$34,961	$447,739

MSCI KLD 400 Social
BlackRock Inc.	1,008	129	(318)	819	$140,041	$2,043	$(16,636)
PNC Financial Services Group Inc. (The)	11,040	1,782	(597)	12,225	658,928	2,276	9,203

					$798,969	$4,319	$(7,433)

MSCI USA ESG Select Social
PNC Financial Services Group Inc. (The)	6,526	414	(181)	6,759	$364,310	$1,328	$1,292

					$364,310	$1,328	$1,292

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

86	2010 iSHARES SEMI-ANNUAl REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$18,781,526	$19,122,591
Dow Jones U.S. Consumer Goods Sector	9,299,498	7,211,693
Dow Jones U.S. Consumer Services Sector	4,486,754	4,490,200
Dow Jones U.S. Financial Sector	14,651,983	13,474,990
Dow Jones U.S. Industrial Sector	7,724,488	7,042,102
Dow Jones U.S. Financial Services	5,204,465	6,194,942
Dow Jones U.S. Real Estate	139,814,835	140,720,230
MSCI KLD 400 Social	5,140,797	5,043,426
MSCI USA ESG Select Social	20,940,120	20,808,546
Cohen & Steers Realty Majors	102,439,110	98,671,083

In-kind transactions (see Note 4) for the six months ended October 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Basic Materials Sector	$1,751,184,079	$1,727,602,480
Dow Jones U.S. Consumer Goods Sector	69,688,858	129,821,764
Dow Jones U.S. Consumer Services Sector	105,036,382	103,661,050
Dow Jones U.S. Financial Sector	413,232,607	471,651,565
Dow Jones U.S. Industrial Sector	95,373,101	119,896,875
Dow Jones U.S. Financial Services	2,527,683	94,457,836
Dow Jones U.S. Real Estate	6,560,717,406	6,747,416,666
MSCI KLD 400 Social	12,829,099	4,289,422
MSCI USA ESG Select Social	2,586,749	2,274,912
Cohen & Steers Realty Majors	604,953,748	520,273,511

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of October 31, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

88	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S. Financial Sector	$0.21047	$–	$0.01788	$0.22835	92%	–%	8%	100%
Dow Jones U.S. Financial Services	0.12935	–	0.00003	0.12938	100	–	0[a]	100
Dow Jones U.S. Real Estate	0.85755	–	0.03448	0.89203	96	–	4	100
MSCI KLD 400 Social	0.32255	–	0.00078	0.32333	100	–	0[a]	100
MSCI USA ESG Select Social	0.40263	–	0.00138	0.40401	100	–	0[a]	100
Cohen & Steers Realty Majors	0.86350	–	0.03786	0.90136	96	–	4	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	89

Notes:

90	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	91

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds	Trading Symbol
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

92	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

Trading
iShares International Country Index Funds	Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Russia Capped	ERUS
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays 0-5 Year TIPS	STIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	93

The iShares® Family of Funds (Continued)

Trading
iShares U.S. Credit Bond Funds	Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

Trading
iShares AMT-Free Municipal Bond Funds	Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc., iShares Trust and iShares MSCI Russia Capped Index Fund, Inc. (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3895-1210

94	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., MSCI Inc. or Cohen & Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Dow Jones Series and the iShares Cohen & Steers Realty Index Fund also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website. The iShares MSCI Series also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-42-1010

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® DOW JONES SERIES

OCTOBER 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares Dow Jones U.S. Index Fund  |  IYY  |  NYSE Arca

iShares Dow Jones U.S. Energy Sector Index Fund  |  IYE  |  NYSE Arca

iShares Dow Jones U.S. Healthcare Sector Index Fund  |  IYH  |  NYSE Arca

iShares Dow Jones U.S. Technology Sector Index Fund  |  IYW  |  NYSE Arca

iShares Dow Jones U.S. Telecommunications Sector Index Fund  |  IYZ  |  NYSE Arca

iShares Dow Jones U.S. Utilities Sector Index Fund  |  IDU  |  NYSE Arca

iShares Dow Jones International Select Dividend Index Fund  |  IDV  |  NYSE Arca

iShares Dow Jones Select Dividend Index Fund  |  DVY  |  NYSE Arca

iShares Dow Jones Transportation Average Index Fund  |  IYT  |  NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.97%	18.10%	18.16%	2.17%	2.22%	2.35%	0.39%	0.40%	0.58%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.97%	18.10%	18.16%	11.32%	11.61%	12.34%	3.99%	4.07%	5.91%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

The iShares Dow Jones U.S. Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. IndexSM (the “Index”). The Index measures the performance of the broad U.S. equity market, and is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 0.80%, while the total return for the Index was 0.88%.

PORTFOLIO ALLOCATION As of 10/31/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.11%

Financial	15.07

Technology	13.24

Communications	11.38

Industrial	11.31

Energy	10.92

Consumer Cyclical	9.44

Utilities	3.71

Basic Materials	3.57

Diversified	0.04

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.70%

Apple Inc.	2.17

Microsoft Corp.	1.63

International Business Machines Corp.	1.44

Procter & Gamble Co. (The)	1.43

Johnson & Johnson	1.40

General Electric Co.	1.36

AT&T Inc.	1.35

Chevron Corp.	1.32

Google Inc. Class A	1.19

TOTAL	15.99%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.15%	6.24%	6.59%	5.55%	5.56%	5.90%	8.56%	8.57%	8.78%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.15%	6.24%	6.59%	31.01%	31.06%	33.16%	127.31%	127.57%	132.07%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas IndexSM (the “Index”). The Index measures the performance of the oil and gas sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (0.99)%, while the total return for the Index was (0.96)%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Oil Companies – Integrated	47.71%

Oil Companies – Exploration & Production	24.90

Oil – Field Services	13.18

Oil & Gas Drilling	4.65

Oil Field Machinery & Equipment	3.80

Pipelines	1.77

Oil Refining & Marketing	1.63

Electric – Integrated	0.70

Energy – Alternate Sources	0.57

Gas – Distribution	0.47

Transportation – Marine	0.19

Transportation – Services	0.15

Power Converters/Power Supply Equipment	0.11

Machinery – General Industrial	0.03

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	24.61%

Chevron Corp.	12.29

Schlumberger Ltd.	6.87

ConocoPhillips	5.94

Occidental Petroleum Corp.	4.62

Apache Corp.	3.12

Anadarko Petroleum Corp.	2.37

Devon Energy Corp.	2.33

Halliburton Co.	2.26

Marathon Oil Corp.	2.11

TOTAL	66.52%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.83%	13.99%	14.21%	2.64%	2.66%	3.06%	0.41%	0.42%	0.90%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.83%	13.99%	14.21%	13.89%	14.02%	16.27%	4.19%	4.24%	9.37%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care IndexSM (the “Index”). The Index measures the performance of the healthcare sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 0.98%, while the total return for the Index was 1.20%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Pharmaceuticals	42.55%

Health Care – Products	31.36

Biotechnology	11.92

Health Care – Services	10.54

Electronics	2.00

Insurance	0.69

Commercial Services	0.53

Manufacturing	0.16

Distribution & Wholesale	0.13

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Johnson & Johnson	12.64%

Pfizer Inc.	10.06

Merck & Co. Inc.	8.01

Abbott Laboratories	5.67

Amgen Inc.	3.93

Bristol-Myers Squibb Co.	3.32

UnitedHealth Group Inc.	2.91

Medtronic Inc.	2.74

Eli Lilly and Co.	2.48

Gilead Sciences Inc.	2.39

TOTAL	54.15%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of October 31, 2010

			Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.20%	20.40%	20.37%	5.60%	5.62%	6.08%	(5.02)%	(5.01)%	(4.52)%

			Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.20%	20.40%	20.37%	31.34%	31.46%	34.33%	(40.24)%	(40.21)%	(37.03)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology IndexSM (the “Index”). The Index measures the performance of the technology sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 3.74%, while the total return for the Index was 3.55%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Computers	34.20%

Software	21.88

Semiconductors	15.90

Telecommunications	14.56

Internet	11.56

Office & Business Equipment	1.04

Commercial Services	0.40

Distribution & Wholesale	0.32

Electronics	0.07

Machinery	0.03

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Apple Inc.	12.89%

Microsoft Corp.	9.80

International Business Machines Corp.	8.79

Google Inc. Class A	7.05

Cisco Systems Inc.	6.23

Oracle Corp.	5.42

Intel Corp.	4.22

Hewlett-Packard Co.	4.00

QUALCOMM Inc.	3.51

EMC Corp.	2.07

TOTAL	63.98%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.83%	31.83%	32.42%	2.27%	2.26%	2.95%	(5.76)%	(5.76)%	(4.58)%

			Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.83%	31.83%	32.42%	11.86%	11.85%	15.62%	(44.74)%	(44.75)%	(37.46)%

Index performance reflects the Dow Jones U.S. Telecommunications Index through May 8, 2007 and the Dow Jones U.S. Select Telecommunications Index thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Telecommunications IndexSM (the “Index”). The Index measures the performance of the telecommunications sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 10.11%, while the total return for the Index was 10.41%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Telephone – Integrated	59.27%

Wireless Equipment	14.58

Telecommunication Services	12.43

Cellular Telecommunications	8.71

Diversified Operations	3.28

Internet Connectivity Services	1.66

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
AT&T Inc.	15.39%

Verizon Communications Inc.	11.73

American Tower Corp. Class A	6.76

CenturyLink Inc.	5.42

Sprint Nextel Corp.	4.94

Crown Castle International Corp.	4.76

Qwest Communications International Inc.	4.68

Frontier Communications Corp.	4.53

Virgin Media Inc.	4.26

NII Holdings Inc.	3.93

TOTAL	66.40%

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.66%	17.71%	18.23%	3.44%	3.44%	3.84%	2.59%	2.59%	3.06%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Ten Years Ended 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.66%	17.71%	18.23%	18.40%	18.43%	20.76%	29.12%	29.09%	35.21%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities IndexSM (the “Index”). The Index measures the performance of the utilities sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 6.07%, while the total return for the Index was 6.33%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Electric – Integrated	76.78%

Gas – Distribution	10.77

Pipelines	4.87

Independent Power Producer	2.67

Electric – Generation	1.99

Water	1.64

Electric – Transmission	0.66

Energy – Alternate Sources	0.43

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Southern Co.	6.50%

Exelon Corp.	5.63

Dominion Resources Inc.	5.36

Duke Energy Corp.	4.97

NextEra Energy Inc.	4.76

PG&E Corp.	3.91

American Electric Power Co. Inc.	3.73

Public Service Enterprise Group Inc.	3.44

Spectra Energy Corp.	3.22

Consolidated Edison Inc.	2.92

TOTAL	44.44%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.40%	14.74%	12.16%	(6.14)%	(5.98)%	(6.05)%	(19.34)%	(18.87)%	(19.04)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/11/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/15/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones International Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones EPAC Select Dividend IndexSM (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones World Developed-Ex. U.S. Index, a broad-based index representative of the Europe, Pacific, Asia and Canada (“EPAC”) regions, which covers developed markets, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 8.39%, while the total return for the Index was 8.36%.

PORTFOLIO ALLOCATION As of 10/31/10
Sector	Percentage of Net Assets
Financial	23.90%

Industrial	20.21

Communications	13.46

Energy	11.56

Utilities	10.89

Consumer Non-Cyclical	7.74

Consumer Cyclical	7.38

Basic Materials	2.83

Diversified	0.94

Technology	0.83

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Jardine Cycle & Carriage Ltd. (Singapore)	3.77%

Eni SpA (Italy)	3.58

Commonwealth Bank of Australia (Australia)	3.35

British American Tobacco PLC (United Kingdom)	3.26

Royal Dutch Shell PLC Class A (United Kingdom)	2.83

Snam Rete Gas SpA (Italy)	2.18

Schneider Electric SA (France)	2.10

National Australia Bank Ltd. (Australia)	2.10

PPR SA (France)	2.07

Wesfarmers Ltd. (Australia)	2.03

TOTAL	27.27%

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.65%	22.65%	23.32%	(0.97)%	(0.97)%	(0.17)%	3.00%	3.00%	3.73%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.65%	22.65%	23.32%	(4.75)%	(4.76)%	(0.84)%	22.97%	22.95%	29.16%

Total returns for the period since inception are calculated from the inception date of the Fund (11/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Dividend IndexSM (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones U.S. Index, a broad-based index representative of the total market for U.S. equity securities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 3.19%, while the total return for the Index was 3.33%.

PORTFOLIO ALLOCATION As of 10/31/10
Sector	Percentage of Net Assets
Utilities	27.51%

Consumer Non-Cyclical	21.27

Industrial	13.42

Financial	11.85

Consumer Cyclical	8.95

Basic Materials	7.32

Energy	4.55

Communications	4.04

Technology	0.95

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Lorillard Inc.	2.96%

CenturyLink Inc.	2.19

Chevron Corp.	1.99

PPG Industries Inc.	1.93

McDonald’s Corp.	1.92

VF Corp.	1.90

Eaton Corp.	1.89

Entergy Corp.	1.88

Mercury General Corp.	1.83

Kimberly-Clark Corp.	1.61

TOTAL	20.10%

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.29%	34.32%	33.98%	5.81%	5.82%	6.10%	9.03%	9.03%	9.31%

Cumulative Total Returns

Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.29%	34.32%	33.98%	32.65%	32.68%	34.48%	84.30%	84.28%	87.57%

Total returns for the period since inception are calculated from the inception date of the Fund (10/6/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average IndexSM (the “Index”). The Index measures the performance of the transportation sector of the U.S. equity market, and includes companies in the following primary groups: airlines, trucking, railroads, air freight, transportation services and industrial services. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 2.64%, while the total return for the Index was 2.69%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Transportation – Services	36.18%

Transportation – Rail	29.31

Transportation – Truck	12.95

Airlines	8.88

Transportation – Marine	8.43

Transportation – Equipment & Leasing	4.22

Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
FedEx Corp.	10.22%

Union Pacific Corp.	10.12

C.H. Robinson Worldwide Inc.	8.21

United Parcel Service Inc. Class B	7.82

Norfolk Southern Corp.	6.99

CSX Corp.	6.97

Kansas City Southern Industries Inc.	5.23

Expeditors International of Washington Inc.	5.13

Ryder System Inc.	4.80

J.B. Hunt Transport Services Inc.	4.59

TOTAL	70.08%

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/10)	Ending Account Value (10/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/10 to 10/31/10)
Dow Jones U.S.
Actual	$1,000.00	$1,008.00	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Dow Jones U.S. Energy Sector
Actual	1,000.00	990.10	0.47	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Healthcare Sector
Actual	1,000.00	1,009.80	0.47	2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Technology Sector
Actual	1,000.00	1,037.40	0.47	2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40

SHAREHOLDER EXPENSES	19

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/10)	Ending Account Value (10/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/10 to 10/31/10)
Dow Jones U.S. Telecommunications Sector
Actual	$1,000.00	$1,101.10	0.47%	$2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Utilities Sector
Actual	1,000.00	1,060.70	0.47	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones International Select Dividend
Actual	1,000.00	1,083.90	0.50	2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
Dow Jones Select Dividend
Actual	1,000.00	1,031.90	0.40	2.05
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
Dow Jones Transportation Average
Actual	1,000.00	1,026.40	0.47	2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.79%

ADVERTISING – 0.16%
Interpublic Group of Companies Inc. (The)[a]	21,729	$224,895
Lamar Advertising Co. Class Aa,b	2,573	87,457
Omnicom Group Inc.	13,146	577,898

		890,250

AEROSPACE & DEFENSE – 1.87%
AAR Corp.[a]	1,641	36,168
Alliant Techsystems Inc.[a]	1,422	108,413
BE Aerospace Inc.[a]	4,225	155,311
Boeing Co. (The)	28,773	2,032,525
Curtiss-Wright Corp.	1,996	61,636
Esterline Technologies Corp.[a]	1,296	78,330
General Dynamics Corp.	13,894	946,459
Goodrich Corp.	5,495	450,975
Kaman Corp.	1,209	32,583
L-3 Communications Holdings Inc.	5,070	366,003
Lockheed Martin Corp.	12,712	906,239
Moog Inc. Class Aa	1,799	67,642
Northrop Grumman Corp.	12,072	763,071
Orbital Sciences Corp.[a]	2,533	41,136
Raytheon Co.	16,480	759,398
Rockwell Collins Inc.	6,987	422,783
Spirit AeroSystems Holdings Inc. Class Aa	4,743	102,639
Teledyne Technologies Inc.[a]	1,614	67,094
TransDigm Group Inc.[a]	1,643	108,882
United Technologies Corp.	38,058	2,845,597

		10,352,884

AGRICULTURE – 1.95%
Altria Group Inc.	91,313	2,321,176
Archer-Daniels-Midland Co.	25,683	855,758
Bunge Ltd.	6,127	368,049
Lorillard Inc.	6,749	575,960
Monsanto Co.	23,794	1,413,840
Philip Morris International Inc.	80,614	4,715,919
Reynolds American Inc.	7,467	484,608
Universal Corp.	1,105	45,791

		10,781,101

Security	Shares	Value
AIRLINES – 0.31%
Alaska Air Group Inc.[a]	1,568	$82,790
AMR Corp.[a]	14,940	117,727
Delta Air Lines Inc.[a]	34,700	481,983
JetBlue Airways Corp.[a]	11,067	77,248
SkyWest Inc.	2,526	38,294
Southwest Airlines Co.	32,213	443,251
United Continental Holdings Inc.[a]	13,849	402,175
US Airways Group Inc.[a]	6,963	82,094

		1,725,562

APPAREL – 0.60%
Carter’s Inc.[a]	2,511	62,524
Coach Inc.	13,435	671,750
Deckers Outdoor Corp.[a]	1,719	99,874
Guess? Inc.	2,917	113,530
Gymboree Corp.[a]	1,330	86,530
Hanesbrands Inc.[a]	4,090	101,432
Iconix Brand Group Inc.[a]	3,069	53,707
Jones Group Inc. (The)	3,688	53,328
Nike Inc. Class B	13,107	1,067,434
Phillips-Van Heusen Corp.	2,706	165,986
Polo Ralph Lauren Corp.	2,883	279,305
SKECHERS U.S.A. Inc. Class Aa	1,570	30,521
Timberland Co. Class Aa	1,925	40,386
VF Corp.	3,833	319,059
Warnaco Group Inc. (The)[a]	2,018	107,176
Wolverine World Wide Inc.	2,141	62,346

		3,314,888

AUTO MANUFACTURERS – 0.56%
Ford Motor Co.[a]	146,661	2,072,320
Navistar International Corp.[a]	2,318	111,681
Oshkosh Corp.[a]	3,871	114,233
PACCAR Inc.	16,004	820,365

		3,118,599

AUTO PARTS & EQUIPMENT – 0.39%
BorgWarner Inc.[a]	5,115	287,003
Cooper Tire & Rubber Co.	2,726	53,457
Dana Holding Corp.[a]	6,264	88,636
Goodyear Tire & Rubber Co. (The)[a]	10,603	108,363
Johnson Controls Inc.	29,379	1,031,790
Lear Corp.[a]	2,192	193,773
Tenneco Inc.[a]	2,665	86,932

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
TRW Automotive Holdings Corp.[a]	3,651	$166,814
WABCO Holdings Inc.[a]	2,843	131,972

		2,148,740

BANKS – 4.11%
Associated Banc-Corp	7,355	93,188
BancorpSouth Inc.	3,491	46,046
Bank of America Corp.	436,832	4,997,358
Bank of Hawaii Corp.	2,131	92,038
Bank of New York Mellon Corp. (The)	53,112	1,330,989
BB&T Corp.	30,406	711,804
BOK Financial Corp.	1,212	56,031
CapitalSource Inc.	13,714	83,793
Cathay General Bancorp	3,511	47,750
City National Corp.	2,089	107,730
Comerica Inc.	7,714	276,007
Commerce Bancshares Inc.	3,289	121,167
Cullen/Frost Bankers Inc.	2,471	129,579
East West Bancorp Inc.	6,496	114,524
F.N.B. Corp.	4,929	41,897
Fifth Third Bancorp	35,205	442,175
First Financial Bankshares Inc.	902	42,629
First Horizon National Corp.[a]	10,325	104,179
First Midwest Bancorp Inc.	2,892	30,973
FirstMerit Corp.	4,508	77,447
Fulton Financial Corp.	8,753	81,753
Glacier Bancorp Inc.	2,869	37,297
Hancock Holding Co.	1,377	43,265
Huntington Bancshares Inc.	30,931	175,379
IBERIABANK Corp.	1,176	61,211
International Bancshares Corp.[b]	2,423	41,506
KeyCorp	38,922	318,771
M&T Bank Corp.[b]	3,745	279,939
Marshall & Ilsley Corp.	22,599	133,560
MB Financial Inc.	2,121	31,582
National Penn Bancshares Inc.	5,472	35,513
Northern Trust Corp.	10,663	529,205
Old National Bancorp	3,750	35,475
PacWest Bancorp	1,168	20,358
Park National Corp.	497	32,479
PNC Financial Services Group Inc. (The)[c]	23,138	1,247,138

Security	Shares	Value
Popular Inc.[a]	45,465	$124,119
PrivateBancorp Inc.	3,224	38,011
Prosperity Bancshares Inc.	2,026	62,988
Regions Financial Corp.	55,478	349,511
State Street Corp.	21,669	904,897
Sterling Bancshares Inc.	4,161	22,428
SunTrust Banks Inc.	22,013	550,765
Susquehanna Bancshares Inc.	5,655	44,675
SVB Financial Group[a]	1,800	78,012
Synovus Financial Corp.	29,126	62,912
TCF Financial Corp.	6,045	79,552
TrustCo Bank Corp. NY	3,322	17,906
Trustmark Corp.	2,446	54,032
U.S. Bancorp	83,795	2,026,163
UMB Financial Corp.	1,488	55,145
Umpqua Holdings Corp.	4,975	54,725
United Bankshares Inc.	1,965	52,505
Valley National Bancorp	7,310	97,515
Webster Financial Corp.	3,072	52,593
Wells Fargo & Co.	215,437	5,618,597
Westamerica Bancorporation[b]	1,244	62,225
Whitney Holding Corp.	4,110	34,031
Wilmington Trust Corp.	3,996	28,412
Wintrust Financial Corp.	1,413	42,305
Zions Bancorporation	7,684	158,751

		22,724,510

BEVERAGES – 2.20%
Brown-Forman Corp. Class A	806	49,005
Brown-Forman Corp. Class B NVS	3,893	236,733
Coca-Cola Co. (The)	93,592	5,739,061
Coca-Cola Enterprises Inc.	14,417	346,152
Constellation Brands Inc. Class Aa	8,064	159,103
Dr Pepper Snapple Group Inc.	10,413	380,595
Green Mountain Coffee Roasters Inc.[a,b]	5,115	168,744
Hansen Natural Corp.[a]	3,143	160,953
Molson Coors Brewing Co. Class B NVS	6,962	328,815
PepsiCo Inc.	69,972	4,569,172

		12,138,333

BIOTECHNOLOGY – 1.33%
Acorda Therapeutics Inc.[a,b]	1,711	46,265

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Alexion Pharmaceuticals Inc.[a]	3,880	$265,004
Amgen Inc.[a]	42,196	2,413,189
Bio-Rad Laboratories Inc. Class Aa	837	75,849
Biogen Idec Inc.[a]	10,010	627,727
Celera Corp.[a]	3,711	21,153
Celgene Corp.[a]	20,214	1,254,683
Charles River Laboratories International Inc.[a]	2,981	97,687
Genzyme Corp.[a]	11,226	809,731
Human Genome Sciences Inc.[a]	8,374	225,093
Illumina Inc.[a]	5,574	302,724
Incyte Corp.[a,b]	4,974	82,867
Life Technologies Corp.[a]	8,021	402,494
Martek Biosciences Corp.[a,b]	1,527	33,518
Myriad Genetics Inc.[a]	4,219	84,085
Nektar Therapeutics[a]	4,402	64,137
PDL BioPharma Inc.	5,504	28,786
Regeneron Pharmaceuticals Inc.[a]	2,740	71,459
Savient Pharmaceuticals Inc.[a]	2,742	34,028
Talecris Biotherapeutics Holdings Corp.[a]	2,759	67,651
Vertex Pharmaceuticals Inc.[a]	8,842	338,914

		7,347,044

BUILDING MATERIALS – 0.14%
Eagle Materials Inc.	1,871	43,894
Lennox International Inc.	2,275	93,298
Martin Marietta Materials Inc.[b]	1,953	157,177
Masco Corp.	15,921	169,718
Owens Corning[a]	4,991	134,957
Quanex Building Products Corp.	1,789	32,238
Simpson Manufacturing Co. Inc.	1,649	43,830
Texas Industries Inc.	1,023	34,956
USG Corp.[a]	2,930	37,152

		747,220

CHEMICALS – 1.97%
A. Schulman Inc.	1,479	32,094
Air Products and Chemicals Inc.	8,614	731,932
Airgas Inc.	3,069	217,684
Albemarle Corp.	4,008	200,921
Ashland Inc.	3,153	162,789
Cabot Corp.	2,155	73,313
Celanese Corp. Series A	6,871	244,951

Security	Shares	Value
CF Industries Holdings Inc.	3,121	$382,416
Cytec Industries Inc.	2,118	104,883
Dow Chemical Co. (The)	50,287	1,550,348
E.I. du Pont de Nemours and Co.	39,535	1,869,215
Eastman Chemical Co.	3,000	235,710
Ecolab Inc.	10,240	505,037
FMC Corp.	3,231	236,186
H.B. Fuller Co.	2,136	44,087
Huntsman Corp.	8,444	116,949
International Flavors & Fragrances Inc.	3,441	172,601
Intrepid Potash Inc.[a,b]	1,922	65,982
Lubrizol Corp.	2,971	304,498
Minerals Technologies Inc.	863	50,632
Mosaic Co. (The)	6,463	472,833
NewMarket Corp.	468	55,467
Olin Corp.	2,951	58,991
OM Group Inc.[a]	1,339	44,549
PPG Industries Inc.	7,189	551,396
Praxair Inc.	13,529	1,235,739
Rockwood Holdings Inc.[a]	2,292	77,745
RPM International Inc.	5,654	117,094
Sensient Technologies Corp.	2,209	71,373
Sherwin-Williams Co. (The)	4,046	295,237
Sigma-Aldrich Corp.	4,645	294,586
Solutia Inc.[a]	5,541	100,348
Valspar Corp. (The)	4,102	131,674
W.R. Grace & Co.[a]	2,594	83,164

		10,892,424

COAL – 0.33%
Alpha Natural Resources Inc.[a]	5,215	235,561
Arch Coal Inc.	7,223	177,614
CONSOL Energy Inc.	9,919	364,622
Massey Energy Co.	4,503	189,441
Patriot Coal Corp.[a,b]	3,441	46,419
Peabody Energy Corp.	11,584	612,794
Walter Energy Inc.	2,334	205,299

		1,831,750

COMMERCIAL SERVICES – 1.70%
Aaron’s Inc.	3,005	56,674
ABM Industries Inc.	1,827	41,199
Alliance Data Systems Corp.[a,b]	2,325	141,174

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Apollo Group Inc. Class Aa	5,678	$212,811
Arbitron Inc.	1,240	31,397
Avis Budget Group Inc.[a]	4,503	52,280
Career Education Corp.[a,b]	2,970	52,094
Chemed Corp.	973	57,349
Coinstar Inc.[a]	1,258	72,436
Convergys Corp.[a]	4,392	49,717
CoreLogic Inc.	4,307	75,674
Corinthian Colleges Inc.[a]	3,647	19,037
Corporate Executive Board Co. (The)	1,508	47,110
Corrections Corp. of America[a]	5,095	130,789
Deluxe Corp.	2,254	46,072
DeVry Inc.	2,764	132,285
Emergency Medical Services Corp. Class Aa	1,249	67,921
Equifax Inc.	5,451	180,592
Euronet Worldwide Inc.[a]	2,077	37,511
FTI Consulting Inc.[a]	2,076	73,615
Gartner Inc.[a]	3,391	107,461
Genpact Ltd.[a]	4,490	71,391
H&R Block Inc.	13,408	158,080
Hertz Global Holdings Inc.[a]	8,043	91,047
Hillenbrand Inc.	2,697	57,958
HMS Holdings Corp.[a]	1,273	76,520
Iron Mountain Inc.	8,001	174,342
ITT Educational Services Inc.[a]	1,512	97,569
Lender Processing Services Inc.	4,185	120,695
Live Nation Entertainment Inc.[a]	6,509	61,770
Manpower Inc.	3,643	199,381
MasterCard Inc. Class A	4,597	1,103,556
McKesson Corp.	11,449	755,405
Monster Worldwide Inc.[a]	5,673	102,454
Moody’s Corp.	9,009	243,784
Morningstar Inc.[a]	1,011	49,357
Navigant Consulting Inc.[a]	2,184	19,984
PAREXEL International Corp.[a]	2,580	55,470
Pharmaceutical Product Development Inc.	4,929	127,217
PHH Corp.[a]	2,722	52,453
Quanta Services Inc.[a]	9,308	182,995
R.R. Donnelley & Sons Co.	9,112	168,116
Rent-A-Center Inc.	2,883	72,479

Security	Shares	Value
Resources Connection Inc.	2,008	$32,509
Robert Half International Inc.	6,698	181,583
Rollins Inc.	2,261	58,899
SAIC Inc.[a]	17,007	264,289
Service Corp. International	10,881	90,095
Sotheby’s	2,943	129,021
Strayer Education Inc.	624	87,254
TeleTech Holdings Inc.[a]	1,395	21,176
Towers Watson & Co. Class A	2,161	111,119
TrueBlue Inc.[a]	2,059	28,929
United Rentals Inc.[a]	2,880	54,115
Valassis Communications Inc.[a]	2,161	71,313
Verisk Analytics Inc. Class Aa	5,302	158,053
Visa Inc. Class A	21,812	1,705,044
VistaPrint NVa	1,788	75,221
Weight Watchers International Inc.	1,514	50,704
Western Union Co.	28,934	509,238
Wright Express Corp.[a]	1,713	64,597

		9,420,380

COMPUTERS – 6.09%
Accenture PLC Class A	27,668	1,237,036
Apple Inc.[a]	39,866	11,994,483
Brocade Communications Systems Inc.[a]	18,879	119,315
CACI International Inc. Class Aa	1,360	68,163
Cadence Design Systems Inc.[a]	11,968	101,369
Cognizant Technology Solutions Corp. Class Aa	13,140	856,597
Computer Sciences Corp.	6,709	329,076
Dell Inc.[a]	75,707	1,088,667
Diebold Inc.	2,864	87,782
DST Systems Inc.	1,722	74,511
Electronics For Imaging Inc.[a]	2,245	30,734
EMC Corp.[a]	89,439	1,879,113
FactSet Research Systems Inc.[b]	1,925	168,977
Hewlett-Packard Co.	103,158	4,338,826
IHS Inc. Class Aa	2,078	150,115
Insight Enterprises Inc.[a]	1,872	28,305
International Business Machines Corp.	55,415	7,957,594
Jack Henry & Associates Inc.	3,627	98,509
Lexmark International Inc. Class Aa	3,436	130,671

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Mentor Graphics Corp.[a]	4,359	$47,077
MICROS Systems Inc.[a]	3,521	159,818
NCR Corp.[a]	6,963	95,532
NetApp Inc.[a]	15,684	835,173
Riverbed Technology Inc.[a]	3,156	181,596
SanDisk Corp.[a]	10,356	389,179
Seagate Technology PLC[a]	20,414	299,065
SRA International Inc. Class Aa	1,967	39,360
Synaptics Inc.[a]	1,535	41,338
Synopsys Inc.[a]	6,409	163,942
Teradata Corp.[a]	7,294	287,092
Unisys Corp.[a]	1,700	39,185
Western Digital Corp.[a]	9,964	319,047

		33,637,247

COSMETICS & PERSONAL CARE – 1.93%
Alberto-Culver Co.	3,947	147,184
Avon Products Inc.	18,671	568,532
Colgate-Palmolive Co.	21,618	1,667,180
Estee Lauder Companies Inc. (The) Class A	5,390	383,606
Procter & Gamble Co. (The)	124,709	7,927,751

		10,694,253

DISTRIBUTION & WHOLESALE – 0.31%
Brightpoint Inc.[a]	2,883	21,594
Central European Distribution Corp.[a]	2,778	69,367
Fastenal Co.[b]	5,912	304,350
Genuine Parts Co.	6,957	332,962
Ingram Micro Inc. Class Aa	7,224	127,576
LKQ Corp.[a]	6,265	136,201
Owens & Minor Inc.	2,838	80,826
Pool Corp.	2,207	44,449
Tech Data Corp.[a]	2,225	95,653
United Stationers Inc.[a]	1,079	60,640
W.W. Grainger Inc.	2,617	324,586
Watsco Inc.	967	54,123
WESCO International Inc.[a]	1,803	77,204

		1,729,531

DIVERSIFIED FINANCIAL SERVICES – 4.71%
Affiliated Managers Group Inc.[a]	2,266	193,992
American Express Co.	46,899	1,944,433
Ameriprise Financial Inc.	10,971	567,091

Security	Shares	Value
BlackRock Inc.[c]	1,835	$313,767
Capital One Financial Corp.	20,073	748,121
Charles Schwab Corp. (The)	42,922	660,999
CIT Group Inc.[a]	7,808	338,321
Citigroup Inc.[a]	1,045,267	4,358,763
CME Group Inc.	2,965	858,812
Discover Financial Services	23,939	422,523
E*TRADE Financial Corp.[a]	8,954	128,042
Eaton Vance Corp.	5,212	149,949
Federated Investors Inc. Class B	4,577	114,013
Franklin Resources Inc.	6,878	788,907
Goldman Sachs Group Inc. (The)	18,975	3,054,026
Greenhill & Co. Inc.[b]	1,303	101,204
IntercontinentalExchange Inc.[a]	3,213	369,077
Invesco Ltd.	20,677	475,571
Investment Technology Group Inc.[a]	2,035	28,978
Janus Capital Group Inc.	7,961	84,068
Jefferies Group Inc.[b]	4,926	117,879
JPMorgan Chase & Co.	174,590	6,569,822
KBW Inc.	1,581	39,999
Knight Capital Group Inc. Class Aa	4,153	54,114
Legg Mason Inc.	6,331	196,451
MF Global Holdings Ltd.[a]	6,439	50,417
Morgan Stanley	56,058	1,394,163
NASDAQ OMX Group Inc. (The)[a]	6,662	140,035
NYSE Euronext Inc.	11,479	351,717
optionsXpress Holdings Inc.[a]	1,922	30,694
Piper Jaffray Companies, Inc.[a]	837	25,922
Raymond James Financial Inc.	4,407	124,366
SLM Corp.[a]	20,878	248,448
Stifel Financial Corp.[a]	1,577	74,734
T. Rowe Price Group Inc.	11,339	626,707
TD AMERITRADE Holding Corp.[a]	10,438	178,385
Waddell & Reed Financial Inc. Class A	3,770	109,594

		26,034,104

ELECTRIC – 3.24%
AES Corp. (The)[a]	34,781	415,285
Allegheny Energy Inc.	7,488	173,722
ALLETE Inc.	1,243	45,220
Alliant Energy Corp.	4,930	180,093
Ameren Corp.	10,504	304,406

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
American Electric Power Co. Inc.	20,807	$779,014
Avista Corp.	2,331	50,909
Black Hills Corp.	1,789	56,962
Calpine Corp.[a]	15,531	194,138
CenterPoint Energy Inc.	17,456	289,071
Cleco Corp.	2,661	83,210
CMS Energy Corp.	9,945	182,789
Consolidated Edison Inc.	12,375	615,285
Constellation Energy Group Inc.	8,006	242,101
Dominion Resources Inc.	25,880	1,124,745
DPL Inc.	5,362	139,948
DTE Energy Co.	7,532	352,196
Duke Energy Corp.	56,962	1,037,278
Dynegy Inc.[a]	4,662	21,632
Edison International	12,992	479,405
El Paso Electric Co.[a]	1,984	48,806
Entergy Corp.	8,230	613,382
Exelon Corp.	28,998	1,183,698
FirstEnergy Corp.	13,256	481,458
Great Plains Energy Inc.	6,034	114,827
Hawaiian Electric Industries Inc.	3,984	89,799
IDACORP Inc.	2,139	78,715
Integrys Energy Group Inc.	3,431	182,495
ITC Holdings Corp.	2,278	142,626
MDU Resources Group Inc.	7,665	152,763
Mirant Corp.[a]	6,493	68,891
NextEra Energy Inc.	18,074	994,793
Northeast Utilities	7,771	243,077
NorthWestern Corp.	1,670	49,716
NRG Energy Inc.[a]	11,075	220,503
NSTAR	4,692	195,703
NV Energy Inc.	10,235	139,810
OGE Energy Corp.	4,371	193,023
Pepco Holdings Inc.	9,645	185,763
PG&E Corp.	17,240	824,417
Pinnacle West Capital Corp.	4,802	197,650
PNM Resources Inc.	3,552	41,878
Portland General Electric Co.	3,375	70,538
PPL Corp.	21,132	568,451
Progress Energy Inc.	12,722	572,490
Public Service Enterprise Group Inc.	22,187	717,749
RRI Energy Inc.[a]	15,422	57,987

Security	Shares	Value
SCANA Corp.	4,895	$199,912
Southern Co.	36,214	1,371,424
TECO Energy Inc.	8,850	155,672
UniSource Energy Corp.	1,658	58,146
Westar Energy Inc.	4,842	122,503
Wisconsin Energy Corp.	5,034	299,724
Xcel Energy Inc.	20,181	481,519

		17,887,317

ELECTRICAL COMPONENTS & EQUIPMENT – 0.53%
American Superconductor Corp.[a,b]	1,785	60,065
AMETEK Inc.	4,642	250,900
Belden Inc.	2,133	59,511
Emerson Electric Co.	33,202	1,822,790
Energizer Holdings Inc.[a]	3,092	231,220
EnerSys Inc.[a]	1,882	49,610
General Cable Corp.[a]	2,343	65,463
GrafTech International Ltd.[a]	5,101	84,014
Hubbell Inc. Class B	2,303	124,408
Littelfuse Inc.[a]	915	38,823
Molex Inc.	2,878	58,423
Molex Inc. Class A NVS	3,047	52,012
SunPower Corp. Class Aa	2,362	32,218
SunPower Corp. Class Ba	1,852	24,446

		2,953,903

ELECTRONICS – 0.99%
Agilent Technologies Inc.[a]	15,291	532,127
Amphenol Corp. Class A	7,560	378,983
Arrow Electronics Inc.[a]	5,361	158,739
Avnet Inc.[a]	6,746	200,896
AVX Corp.	2,359	33,828
Benchmark Electronics Inc.[a]	2,977	48,912
Brady Corp. Class A	2,181	67,066
Checkpoint Systems Inc.[a]	1,749	38,478
Cymer Inc.[a]	1,308	48,331
Dionex Corp.[a]	821	73,258
Dolby Laboratories Inc. Class Aa	2,346	144,701
Flextronics International Ltd.[a,b]	33,476	239,688
FLIR Systems Inc.[a]	7,090	197,386
Garmin Ltd.	5,229	171,720
Gentex Corp.	6,045	120,779
Itron Inc.[a]	1,767	107,381
Jabil Circuit Inc.	8,694	133,366

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Mettler-Toledo International Inc.[a]	1,476	$192,706
National Instruments Corp.	2,737	95,220
PerkinElmer Inc.	5,183	121,541
Plexus Corp.[a]	1,780	54,023
Thermo Fisher Scientific Inc.[a]	17,839	917,281
Thomas & Betts Corp.[a]	2,189	95,331
Trimble Navigation Ltd.[a]	5,258	188,447
Tyco Electronics Ltd.	19,688	623,716
Vishay Intertechnology Inc.[a]	7,497	84,716
Waters Corp.[a]	4,067	301,487
Woodward Governor Co.	2,571	80,575

		5,450,682

ENERGY - ALTERNATE SOURCES – 0.08%
Covanta Holding Corp.	5,846	92,250
First Solar Inc.[a,b]	2,428	334,287

		426,537

ENGINEERING & CONSTRUCTION – 0.28%
AECOM Technology Corp.[a]	4,270	113,112
EMCOR Group Inc.[a]	2,867	74,112
Fluor Corp.	7,843	377,954
Foster Wheeler AGa,b	5,207	121,948
Granite Construction Inc.	1,571	37,987
Insituform Technologies Inc. Class Aa	1,783	38,513
Jacobs Engineering Group Inc.[a]	5,454	210,579
KBR Inc.	6,603	167,716
McDermott International Inc.[a]	10,029	154,747
Shaw Group Inc. (The)[a]	3,532	107,938
URS Corp.[a]	3,644	141,861

		1,546,467

ENTERTAINMENT – 0.14%
Bally Technologies Inc.[a]	2,450	88,396
DreamWorks Animation SKG Inc. Class Aa	2,770	97,781
International Game Technology	13,187	205,585
International Speedway Corp. Class A	1,267	28,938
Madison Square Garden Inc. Class Aa	2,797	58,150
Penn National Gaming Inc.[a]	3,058	101,709
Pinnacle Entertainment Inc.[a]	2,718	34,790
Regal Entertainment Group Class A	3,615	48,802

Security	Shares	Value
Scientific Games Corp. Class Aa	2,993	$23,645
Vail Resorts Inc.[a]	1,601	64,937

		752,733

ENVIRONMENTAL CONTROL – 0.34%
Calgon Carbon Corp.[a]	2,438	36,594
Clean Harbors Inc.[a]	1,023	72,122
Darling International Inc.[a]	3,601	36,046
Mine Safety Appliances Co.	1,415	39,846
Nalco Holding Co.	5,614	158,203
Republic Services Inc.	13,720	408,993
Stericycle Inc.[a,b]	3,773	270,675
Tetra Tech Inc.[a]	2,657	55,956
Waste Connections Inc.	3,297	134,320
Waste Management Inc.	19,440	694,397

		1,907,152

FOOD – 1.82%
Campbell Soup Co.	9,212	333,935
Chiquita Brands International Inc.[a]	2,093	27,774
ConAgra Foods Inc.	19,467	437,813
Corn Products International Inc.	3,224	137,181
Dean Foods Co.[a]	7,896	82,118
Del Monte Foods Co.	8,677	124,428
Flowers Foods Inc.	3,835	97,716
Fresh Del Monte Produce Inc.[a]	1,767	39,104
General Mills Inc.	27,115	1,017,897
H.J. Heinz Co.	13,669	671,284
Hain Celestial Group Inc.[a]	1,947	48,149
Hershey Co. (The)	6,863	339,650
Hormel Foods Corp.	3,247	149,102
J.M. Smucker Co. (The)	5,201	334,320
Kellogg Co.	11,341	569,999
Kraft Foods Inc. Class A	70,525	2,275,842
Kroger Co. (The)	26,439	581,658
McCormick & Co. Inc. NVS	4,849	214,423
Ralcorp Holdings Inc.[a]	2,327	144,414
Ruddick Corp.	1,861	64,949
Safeway Inc.	17,046	390,353
Sara Lee Corp.	27,472	393,674
Smithfield Foods Inc.[a]	6,821	114,252
SUPERVALU Inc.	9,052	97,671
Sysco Corp.	25,745	758,448
Tootsie Roll Industries Inc.	1,044	27,405

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
TreeHouse Foods Inc.[a]	1,458	$68,089
Tyson Foods Inc. Class A	13,342	207,468
United Natural Foods Inc.[a]	1,744	62,365
Whole Foods Market Inc.[a]	5,984	237,864

		10,049,345

FOREST PRODUCTS & PAPER – 0.35%
Domtar Corp.	1,827	144,991
International Paper Co.	17,791	449,757
Louisiana-Pacific Corp.[a]	5,183	40,116
MeadWestvaco Corp.	7,551	194,287
Plum Creek Timber Co. Inc.[b]	7,193	264,990
Potlatch Corp.	1,744	59,383
Rayonier Inc.[b]	3,486	181,969
Rock-Tenn Co. Class A	1,670	94,940
Temple-Inland Inc.	4,681	96,990
Weyerhaeuser Co.	23,627	383,230

		1,910,653

GAS – 0.41%
AGL Resources Inc.	3,411	133,916
Atmos Energy Corp.	4,058	119,508
Energen Corp.	3,165	141,286
Laclede Group Inc. (The)	911	31,985
National Fuel Gas Co.	2,986	164,767
New Jersey Resources Corp.	1,892	76,607
Nicor Inc.	1,995	95,022
NiSource Inc.	12,153	210,368
Northwest Natural Gas Co.	1,209	59,592
Piedmont Natural Gas Co.	3,057	90,151
Sempra Energy	10,045	537,207
South Jersey Industries Inc.	1,283	64,612
Southern Union Co.	5,037	126,580
Southwest Gas Corp.	1,932	67,156
UGI Corp.	4,818	144,974
Vectren Corp.	3,632	99,444
WGL Holdings Inc.	2,268	87,431

		2,250,606

HAND & MACHINE TOOLS – 0.18%
Baldor Electric Co.	1,823	76,603
Kennametal Inc.	3,510	119,831
Lincoln Electric Holdings Inc.	1,953	116,711
Regal Beloit Corp.	1,585	91,470
Snap-on Inc.	2,511	128,061

Security	Shares	Value
Stanley Black & Decker Inc.	7,317	$453,435

		986,111

HEALTH CARE – PRODUCTS – 3.47%
Alcon Inc.	3,322	557,166
Alere Inc.[a]	3,672	108,508
American Medical Systems Holdings Inc.[a]	3,165	63,933
Baxter International Inc.	25,742	1,310,268
Beckman Coulter Inc.	3,085	164,245
Becton, Dickinson and Co.	9,596	724,690
Boston Scientific Corp.[a]	65,281	416,493
C.R. Bard Inc.	4,104	341,124
CareFusion Corp.[a]	7,905	190,827
Cepheid Inc.[a,b]	2,704	56,892
Cooper Companies Inc. (The)	2,001	98,729
Covidien PLC	22,109	881,486
DENTSPLY International Inc.	6,339	198,981
Edwards Lifesciences Corp.[a]	4,986	318,655
Gen-Probe Inc.[a]	2,210	107,030
Haemonetics Corp.[a]	1,116	60,989
Henry Schein Inc.[a]	4,000	224,600
Hill-Rom Holdings Inc.	2,737	106,059
Hologic Inc.[a]	11,439	183,253
IDEXX Laboratories Inc.[a]	2,479	148,641
Immucor Inc.[a]	3,108	54,079
Intuitive Surgical Inc.[a]	1,737	456,744
Invacare Corp.	1,346	36,342
Johnson & Johnson	121,513	7,736,733
Kinetic Concepts Inc.[a]	2,774	105,495
Masimo Corp.	2,250	67,883
Medtronic Inc.	47,705	1,679,693
NuVasive Inc.[a,b]	1,668	43,702
Patterson Companies Inc.	4,206	116,296
PSS World Medical Inc.[a]	2,631	62,171
ResMed Inc.[a]	6,728	214,421
Sirona Dental Systems Inc.[a]	1,767	66,528
St. Jude Medical Inc.[a]	14,371	550,409
Steris Corp.	2,417	82,710
Stryker Corp.	13,299	658,168
TECHNE Corp.	1,646	100,274
Thoratec Corp.[a]	2,505	81,763
Varian Medical Systems Inc.[a]	5,265	332,853

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
West Pharmaceutical Services Inc.	1,467	$52,357
Zimmer Holdings Inc.[a]	8,943	424,256

		19,185,446

HEALTH CARE – SERVICES – 1.17%
Aetna Inc.	18,273	545,632
Amedisys Inc.[a]	1,229	31,290
AMERIGROUP Corp.[a]	2,326	97,064
Brookdale Senior Living Inc.[a]	3,413	64,096
Centene Corp.[a]	2,083	46,492
Community Health Systems Inc.[a]	4,134	124,351
Covance Inc.[a]	2,816	132,324
Coventry Health Care Inc.[a]	6,561	153,659
DaVita Inc.[a]	4,600	330,050
Health Management Associates Inc. Class Aa	10,686	85,595
Health Net Inc.[a]	4,345	116,837
HealthSouth Corp.[a]	4,185	75,707
Healthways Inc.[a]	1,494	15,657
Humana Inc.[a]	7,533	439,099
Laboratory Corp. of America Holdings[a]	4,584	372,771
LifePoint Hospitals Inc.[a]	2,367	80,289
Lincare Holdings Inc.	4,132	108,341
Magellan Health Services Inc.[a]	1,418	68,064
MEDNAX Inc.[a]	1,955	115,755
Psychiatric Solutions Inc.[a]	2,297	77,409
Quest Diagnostics Inc.	6,619	325,258
Tenet Healthcare Corp.[a]	20,962	91,394
UnitedHealth Group Inc.	49,530	1,785,556
Universal Health Services Inc. Class B	3,999	165,039
WellCare Health Plans Inc.[a]	1,844	51,226
WellPoint Inc.[a]	17,604	956,601

		6,455,556

HOLDING COMPANIES – DIVERSIFIED – 0.04%
Leucadia National Corp.[a]	8,489	215,790

		215,790

HOME BUILDERS – 0.14%
D.R. Horton Inc.	12,438	129,853
KB Home	3,335	35,051
Lennar Corp. Class A	6,715	97,435
M.D.C. Holdings Inc.	1,580	40,685

Security	Shares	Value
NVR Inc.[a]	255	$159,989
Pulte Group Inc.[a]	14,919	117,114
Ryland Group Inc.	1,826	27,353
Thor Industries Inc.	1,634	51,455
Toll Brothers Inc.[a]	5,903	105,900

		764,835

HOME FURNISHINGS – 0.09%
Harman International Industries Inc.[a]	2,978	99,912
Tempur-Pedic International Inc.[a]	3,079	106,225
TiVo Inc.[a]	4,784	53,294
Whirlpool Corp.	3,406	258,277

		517,708

HOUSEHOLD PRODUCTS & WARES – 0.50%
Avery Dennison Corp.	4,561	165,792
Church & Dwight Co. Inc.	3,095	203,806
Clorox Co. (The)	6,123	407,486
Fortune Brands Inc.	6,637	358,730
Fossil Inc.[a]	2,030	119,750
Jarden Corp.	3,954	126,765
Kimberly-Clark Corp.	18,013	1,140,943
Scotts Miracle-Gro Co. (The) Class A	1,967	105,038
Tupperware Brands Corp.	2,734	122,510
WD-40 Co.	748	27,594

		2,778,414

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	12,464	219,990
Toro Co. (The)	1,483	84,175

		304,165

INSURANCE – 3.58%
ACE Ltd.	14,796	879,178
Aflac Inc.	20,452	1,143,062
Alleghany Corp.[a]	321	96,454
Allied World Assurance Holdings Ltd.	1,808	103,436
Allstate Corp. (The)	22,227	677,701
American Financial Group Inc.	3,481	106,449
American International Group Inc.[a]	5,031	211,352
American National Insurance Co.	617	48,397
Aon Corp.	12,810	509,198
Arch Capital Group Ltd.[a,b]	2,173	187,725

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Argo Group International Holdings Ltd.	1,394	$48,358
Arthur J. Gallagher & Co.	4,467	125,791
Aspen Insurance Holdings Ltd.	3,012	85,450
Assurant Inc.	4,596	181,726
Assured Guaranty Ltd.	7,423	141,408
Axis Capital Holdings Ltd.	5,173	175,934
Berkshire Hathaway Inc. Class Ba	36,882	2,934,332
Brown & Brown Inc.	5,083	113,300
Chubb Corp.	13,856	803,925
CIGNA Corp.	12,069	424,708
Cincinnati Financial Corp.	6,733	198,220
CNO Financial Group Inc.[a]	10,857	59,062
Delphi Financial Group Inc. Class A	2,061	55,791
Endurance Specialty Holdings Ltd.	2,127	88,058
Erie Indemnity Co. Class A	1,234	70,560
Everest Re Group Ltd.	2,332	196,541
Fidelity National Financial Inc. Class A	10,247	137,207
First American Financial Corp.	5,367	75,353
Genworth Financial Inc. Class Aa	21,336	241,950
Hanover Insurance Group Inc. (The)	1,953	88,373
Hartford Financial Services Group Inc. (The)	19,531	468,353
HCC Insurance Holdings Inc.	5,012	132,718
Horace Mann Educators Corp.	1,682	31,437
Lincoln National Corp.	13,907	340,443
Loews Corp.	14,917	588,923
Markel Corp.[a]	430	144,059
Marsh & McLennan Companies Inc.	23,797	594,449
MBIA Inc.[a,b]	7,231	81,060
Mercury General Corp.	1,209	51,358
MetLife Inc.	25,407	1,024,664
MGIC Investment Corp.[a]	8,764	77,298
Montpelier Re Holdings Ltd.	3,430	62,838
Old Republic International Corp.	10,560	139,392
PartnerRe Ltd.	3,128	248,113
Platinum Underwriters Holdings Ltd.	1,935	83,302
Principal Financial Group Inc.	13,299	356,945
ProAssurance Corp.[a]	1,481	85,143
Progressive Corp. (The)	27,357	578,874
Protective Life Corp.	3,917	93,891

Security	Shares	Value
Prudential Financial Inc.	20,228	$1,063,588
Radian Group Inc.	5,800	44,022
Reinsurance Group of America Inc.	3,251	162,778
RenaissanceRe Holdings Ltd.	2,332	140,526
RLI Corp.	691	39,677
Selective Insurance Group Inc.	2,437	41,234
StanCorp Financial Group Inc.	2,013	86,358
Torchmark Corp.	3,440	197,043
Tower Group Inc.	1,778	43,170
Transatlantic Holdings Inc.	2,762	145,281
Travelers Companies Inc. (The)	20,701	1,142,695
Unitrin Inc.	1,950	47,385
Unum Group	14,049	314,979
Validus Holdings Ltd.	3,813	108,137
W.R. Berkley Corp.	5,887	162,010
White Mountains Insurance Group Ltd.	293	93,526
Willis Group Holdings PLC[b]	7,442	236,656
XL Group PLC	15,109	319,555

		19,780,879

INTERNET – 3.03%
AboveNet Inc.[a]	991	56,378
Akamai Technologies Inc.[a]	8,021	414,445
Amazon.com Inc.[a]	15,232	2,515,413
AOL Inc.[a]	4,647	123,982
Ariba Inc.[a]	3,999	75,101
Check Point Software Technologies Ltd.[a]	7,390	315,923
Digital River Inc.[a]	1,760	65,578
EarthLink Inc.	4,707	42,316
eBay Inc.[a]	49,359	1,471,392
Equinix Inc.[a]	1,940	163,426
Expedia Inc.	8,932	258,581
F5 Networks Inc.[a]	3,483	409,949
Google Inc. Class Aa	10,728	6,576,157
GSI Commerce Inc.[a]	2,425	59,219
IAC/InterActiveCorp[a]	3,487	97,287
j2 Global Communications Inc.[a]	1,953	51,462
Liberty Media Corp. – Liberty Interactive Group Series Aa	24,899	367,509
McAfee Inc.[a]	6,691	316,484
Netflix Inc.[a]	1,971	341,969

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Priceline.com Inc.[a]	2,136	$804,866
Rackspace Hosting Inc.[a,b]	4,541	113,343
Symantec Corp.[a]	34,762	562,449
TIBCO Software Inc.[a]	7,576	145,611
United Online Inc.	3,651	22,563
ValueClick Inc.[a]	3,791	52,164
VeriSign Inc.[a]	7,599	264,065
WebMD Health Corp.[a]	2,044	106,860
Websense Inc.[a]	1,767	35,552
Yahoo! Inc.[a]	55,697	919,557

		16,749,601

IRON & STEEL – 0.33%
AK Steel Holding Corp.	4,751	59,815
Allegheny Technologies Inc.	4,060	213,922
Carpenter Technology Corp.	2,014	71,819
Cliffs Natural Resources Inc.	5,951	388,005
Nucor Corp.	12,567	480,311
Reliance Steel & Aluminum Co.	3,293	137,812
Schnitzer Steel Industries Inc. Class A	953	49,261
Steel Dynamics Inc.	9,579	139,087
United States Steel Corp.	6,227	266,453

		1,806,485

LEISURE TIME – 0.31%
Brunswick Corp.	3,728	58,977
Callaway Golf Co.	2,904	19,979
Carnival Corp.	17,964	775,506
Harley-Davidson Inc.	10,266	314,961
Interval Leisure Group Inc.[a]	1,769	25,385
Life Time Fitness Inc.[a,b]	1,814	65,540
Polaris Industries Inc.	1,406	99,953
Royal Caribbean Cruises Ltd.[a]	5,937	234,749
WMS Industries Inc.[a]	2,613	114,005

		1,709,055

LODGING – 0.51%
Boyd Gaming Corp.[a]	2,427	20,168
Choice Hotels International Inc.	1,381	52,519
Gaylord Entertainment Co.[a,b]	1,579	52,644
Hyatt Hotels Corp. Class Aa	1,495	60,249
Las Vegas Sands Corp.[a]	18,828	863,829
Marriott International Inc. Class A	13,787	510,808
MGM Resorts International[a]	13,982	152,823

Security	Shares	Value
Orient-Express Hotels Ltd. Class Aa	3,553	$44,981
Starwood Hotels & Resorts Worldwide Inc.	7,643	413,792
Wyndham Worldwide Corp.	7,908	227,355
Wynn Resorts Ltd.	3,827	410,140

		2,809,308

MACHINERY – 1.18%
AGCO Corp.[a]	4,084	173,448
Astec Industries Inc.[a]	738	21,749
Babcock & Wilcox Co. (The)[a]	5,014	114,420
Briggs & Stratton Corp.	2,124	37,382
Bucyrus International Inc.	3,274	223,156
Caterpillar Inc.	25,054	1,969,244
Cognex Corp.	1,682	44,909
Cummins Inc.	7,905	696,431
Deere & Co.	18,479	1,419,187
Flowserve Corp.	2,501	250,100
Gardner Denver Inc.	2,278	131,714
Graco Inc.	2,598	89,397
IDEX Corp.	3,573	128,914
Intermec Inc.[a]	2,086	24,302
Joy Global Inc.	4,503	319,488
Manitowoc Co. Inc. (The)	5,614	62,540
Nordson Corp.	1,365	106,497
Rockwell Automation Inc.	6,241	389,251
Terex Corp.[a]	4,743	106,480
Wabtec Corp.	2,108	98,739
Zebra Technologies Corp. Class Aa	2,574	92,098

		6,499,446

MACHINERY – DIVERSIFIED – 0.01%
Chart Industries Inc.[a]	1,257	29,288

		29,288

MANUFACTURING – 3.53%
3M Co.	28,751	2,421,409
A.O. Smith Corp.	1,090	61,073
Actuant Corp. Class A	2,898	65,118
Acuity Brands Inc.	1,943	97,286
AptarGroup Inc.	2,791	125,260
Brink’s Co. (The)	2,051	48,404
Carlisle Companies Inc.	2,684	94,128
Ceradyne Inc.[a]	1,112	26,477
CLARCOR Inc.	2,325	92,209

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Cooper Industries PLC	7,307	$383,033
Crane Co.	2,253	86,200
Danaher Corp.	22,219	963,416
Donaldson Co. Inc.	3,150	153,468
Dover Corp.	8,110	430,641
Eastman Kodak Co.[a]	11,483	54,085
Eaton Corp.	7,332	651,301
ESCO Technologies Inc.	1,169	40,073
General Electric Co.	468,758	7,509,503
Harsco Corp.	3,575	82,868
Hexcel Corp.[a]	4,339	77,104
Honeywell International Inc.	30,662	1,444,487
Illinois Tool Works Inc.	18,780	858,246
Ingersoll-Rand PLC	14,096	554,114
ITT Corp.	8,020	378,464
Lancaster Colony Corp.	866	43,196
Leggett & Platt Inc.	6,373	129,882
Matthews International Corp. Class A	1,351	44,610
Pall Corp.	5,199	221,841
Parker Hannifin Corp.	7,138	546,414
Pentair Inc.	4,321	141,426
Roper Industries Inc.	4,159	288,759
SPX Corp.	2,195	147,197
Teleflex Inc.	1,765	98,399
Textron Inc.	11,935	248,487
Trinity Industries Inc.	3,540	80,464
Tyco International Ltd.	21,924	839,251

		19,528,293

MEDIA – 2.75%
Cablevision NY Group Class A	10,913	291,814
CBS Corp. Class B NVS	27,501	465,592
Comcast Corp. Class A	90,508	1,862,655
Comcast Corp. Class A Special	32,094	620,377
CTC Media Inc.	2,204	52,014
DIRECTV Class Aa	38,184	1,659,477
Discovery Communications Inc. Series Aa	5,956	265,697
Discovery Communications Inc. Series Ca	6,163	239,494
DISH Network Corp. Class A	8,818	175,126
Gannett Co. Inc.	10,274	121,747

Security	Shares	Value
John Wiley & Sons Inc. Class A	2,138	$92,276
Liberty Global Inc. Series Aa,b	4,964	187,590
Liberty Global Inc. Series Ca	5,054	182,904
Liberty Media Corp. – Liberty Capital Group Series Aa	3,595	206,856
Liberty Media Corp. – Liberty Starz Group Series Aa	2,190	143,489
McGraw-Hill Companies Inc. (The)	13,452	506,468
Meredith Corp.	1,571	53,335
New York Times Co. (The) Class Aa	4,174	32,015
News Corp. Class A NVS	79,629	1,151,435
News Corp. Class B	18,954	304,780
Scholastic Corp.	1,282	37,755
Scripps Networks Interactive Inc. Class A	3,934	200,201
Time Warner Cable Inc.	15,447	893,918
Time Warner Inc.	49,542	1,610,610
Viacom Inc. Class B NVS	24,316	938,354
Walt Disney Co. (The)	77,871	2,811,922
Washington Post Co. (The) Class B	247	99,331

		15,207,232

METAL FABRICATE & HARDWARE – 0.23%
Commercial Metals Co.	5,025	69,747
Kaydon Corp.	1,492	52,026
Mueller Industries Inc.	1,609	47,305
Mueller Water Products Inc. Class A	6,549	19,778
Precision Castparts Corp.	6,200	846,796
Timken Co. (The)	3,334	138,094
Valmont Industries Inc.	951	74,986
Worthington Industries Inc.	2,785	42,889

		1,291,621

MINING – 0.92%
Alcoa Inc.	45,033	591,283
Allied Nevada Gold Corp.[a]	3,582	88,404
Coeur d’Alene Mines Corp.[a,b]	4,082	84,130
Compass Minerals International Inc.	1,434	113,100
Freeport-McMoRan Copper & Gold Inc.	20,722	1,961,959
Hecla Mining Co.[a,b]	10,258	70,678
Kaiser Aluminum Corp.	743	33,427

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Newmont Mining Corp.	21,258	$1,293,974
Royal Gold Inc.	2,320	114,863
RTI International Metals Inc.[a]	1,353	42,078
Southern Copper Corp.	9,329	399,281
Titanium Metals Corp.[a]	3,813	74,964
USEC Inc.[a,b]	4,689	25,180
Vulcan Materials Co.[b]	4,980	181,820

		5,075,141

OFFICE & BUSINESS EQUIPMENT – 0.17%
Pitney Bowes Inc.	9,179	201,387
Xerox Corp.	60,764	710,939

		912,326

OFFICE FURNISHINGS – 0.02%
Herman Miller Inc.	2,371	45,594
HNI Corp.	1,690	41,676

		87,270

OIL & GAS – 8.32%
Anadarko Petroleum Corp.	21,794	1,341,857
Apache Corp.	16,064	1,622,785
Atlas Energy Inc.[a]	3,466	100,930
Atwood Oceanics Inc.[a]	2,511	81,633
Berry Petroleum Co. Class A	2,093	71,601
Bill Barrett Corp.[a]	1,840	69,460
Brigham Exploration Co.[a]	4,954	104,480
Cabot Oil & Gas Corp.	4,584	132,844
Carrizo Oil & Gas Inc.[a]	1,201	28,368
Chesapeake Energy Corp.	28,232	612,634
Chevron Corp.	88,076	7,275,958
Cimarex Energy Co.	3,602	276,453
Comstock Resources Inc.[a]	2,085	46,600
Concho Resources Inc.[a]	3,819	262,251
ConocoPhillips	61,021	3,624,647
Continental Resources Inc.[a]	1,337	63,548
Denbury Resources Inc.[a]	17,545	298,616
Devon Energy Corp.	18,081	1,175,627
Diamond Offshore Drilling Inc.	2,905	192,195
EOG Resources Inc.	11,055	1,058,185
EQT Corp.	6,713	251,335
EXCO Resources Inc.	7,585	112,486
Exxon Mobil Corp.	224,501	14,922,579
Forest Oil Corp.[a]	4,929	151,468
Frontier Oil Corp.	4,484	59,413

Security	Shares	Value
Helmerich & Payne Inc.	4,318	$184,724
Hess Corp.	12,920	814,348
Holly Corp.	1,936	63,365
Marathon Oil Corp.	31,141	1,107,685
Mariner Energy Inc.[a]	4,510	112,389
Murphy Oil Corp.	8,382	546,171
Nabors Industries Ltd.[a]	12,574	262,797
Newfield Exploration Co.[a]	5,834	347,823
Noble Corp.	11,343	391,674
Noble Energy Inc.	7,588	618,270
Occidental Petroleum Corp.	35,649	2,803,081
Parker Drilling Co.[a]	5,143	21,755
Patterson-UTI Energy Inc.	6,870	133,347
Penn Virginia Corp.	2,052	30,411
Petrohawk Energy Corp.[a]	13,291	226,080
Pioneer Natural Resources Co.	4,059	283,318
Plains Exploration & Production Co.[a]	6,125	170,704
Pride International Inc.[a]	6,978	211,573
QEP Resources Inc.	7,598	250,962
Quicksilver Resources Inc.[a]	5,231	78,308
Range Resources Corp.	6,938	259,412
Rowan Companies Inc.[a]	5,082	167,198
SandRidge Energy Inc.[a]	15,913	87,044
SM Energy Co.	2,746	114,453
Southwestern Energy Co.[a]	15,130	512,150
Sunoco Inc.	5,267	197,354
Swift Energy Co.[a]	1,591	50,673
Tesoro Corp.	6,008	77,864
Transocean Ltd.[a]	14,092	892,869
Ultra Petroleum Corp.[a]	6,739	277,310
Unit Corp.[a]	2,051	80,461
Valero Energy Corp.	24,420	438,339
Whiting Petroleum Corp.[a]	2,567	257,829

		46,009,694

OIL & GAS SERVICES – 1.83%
Baker Hughes Inc.	18,623	862,804
Cameron International Corp.[a]	10,659	466,331
CARBO Ceramics Inc.	900	75,393
Complete Production Services Inc.[a]	3,482	81,583
Core Laboratories NVb	1,910	148,541
Dresser-Rand Group Inc.[a]	3,587	122,747

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Dril-Quip Inc.[a]	1,366	$94,391
Exterran Holdings Inc.[a]	2,848	71,684
FMC Technologies Inc.[a]	5,313	383,067
Global Industries Ltd.[a]	4,743	27,462
Halliburton Co.	39,998	1,274,336
Helix Energy Solutions Group Inc.[a]	4,312	54,719
Key Energy Services Inc.[a]	5,703	56,175
National Oilwell Varco Inc.	18,299	983,754
Oceaneering International Inc.[a]	2,483	153,623
Oil States International Inc.[a]	2,209	112,924
Schlumberger Ltd.	60,040	4,196,196
SEACOR Holdings Inc.[a]	972	92,097
Superior Energy Services Inc.[a]	3,497	96,587
Tetra Technologies Inc.[a]	3,508	34,238
Tidewater Inc.	2,296	105,915
Weatherford International Ltd.[a]	32,713	549,906
World Fuel Services Corp.	2,957	83,476

		10,127,949

PACKAGING & CONTAINERS – 0.29%
Ball Corp.	3,999	257,376
Bemis Co. Inc.	4,781	151,845
Crown Holdings Inc.[a]	7,071	227,615
Greif Inc. Class A	1,054	61,912
Owens-Illinois Inc.[a]	7,125	199,714
Packaging Corp. of America	4,557	111,327
Pactiv Corp.[a]	5,895	195,596
Sealed Air Corp.	7,001	162,073
Silgan Holdings Inc.	2,184	73,710
Sonoco Products Co.	4,370	146,395

		1,587,563

PHARMACEUTICALS – 5.04%
Abbott Laboratories	67,694	3,474,056
Alkermes Inc.[a]	4,286	49,589
Allergan Inc.	13,299	962,981
AmerisourceBergen Corp.	12,368	405,918
Amylin Pharmaceuticals Inc.[a]	5,680	74,010
Auxilium Pharmaceuticals Inc.[a]	1,990	49,253
BioMarin Pharmaceutical Inc.[a]	4,520	118,243
Bristol-Myers Squibb Co.	75,290	2,025,301
Cardinal Health Inc.	15,719	545,292
Catalyst Health Solutions Inc.[a]	1,694	64,118
Cephalon Inc.[a]	3,292	218,720

Security	Shares	Value
Cubist Pharmaceuticals Inc.[a]	2,491	$57,990
Dendreon Corp.[a]	6,397	233,491
Eli Lilly and Co.	43,171	1,519,619
Endo Pharmaceuticals Holdings Inc.[a]	4,371	160,591
Express Scripts Inc.[a]	22,037	1,069,235
Forest Laboratories Inc.[a]	12,685	419,239
Gilead Sciences Inc.[a]	36,935	1,465,211
Herbalife Ltd.	2,581	164,823
Hospira Inc.[a]	7,263	432,003
Isis Pharmaceuticals Inc.[a]	4,193	38,324
King Pharmaceuticals Inc.[a]	10,859	153,546
Mead Johnson Nutrition Co. Class A	8,866	521,498
Medco Health Solutions Inc.[a]	20,091	1,055,380
Medicis Pharmaceutical Corp. Class A	2,536	75,446
Merck & Co. Inc.	135,153	4,903,351
Mylan Inc.[a]	13,389	272,065
Omnicare Inc.	5,301	127,860
Onyx Pharmaceuticals Inc.[a]	2,595	69,624
Par Pharmaceutical Companies Inc.[a]	1,468	47,725
Perrigo Co.	3,661	241,187
Pfizer Inc.	354,041	6,160,313
Salix Pharmaceuticals Ltd.[a]	2,105	79,632
Theravance Inc.[a]	2,998	61,099
United Therapeutics Corp.[a]	2,111	126,660
VCA Antech Inc.[a]	3,715	76,789
Warner Chilcott PLC Class A	5,122	123,133
Watson Pharmaceuticals Inc.[a]	4,975	232,084

		27,875,399

PIPELINES – 0.36%
El Paso Corp.	31,087	412,214
ONEOK Inc.	4,261	212,283
Questar Corp.	7,598	128,938
Spectra Energy Corp.	28,237	671,193
Williams Companies Inc. (The)	25,760	554,355

		1,978,983

REAL ESTATE – 0.14%
Brookfield Properties Corp.	11,578	201,341

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
CB Richard Ellis Group Inc. Class Aa	12,834	$235,504
Forest City Enterprises Inc. Class Aa,b	5,361	78,217
Forestar Group Inc.[a]	1,566	26,779
Jones Lang LaSalle Inc.	1,820	142,069
St. Joe Co. (The)[a,b]	4,091	82,597

		766,507

REAL ESTATE INVESTMENT TRUSTS – 2.32%
Alexandria Real Estate Equities Inc.	2,217	162,905
AMB Property Corp.	7,459	210,269
American Campus Communities Inc.	2,767	87,520
Annaly Capital Management Inc.	27,195	481,624
Apartment Investment and Management Co. Class A	5,301	123,566
AvalonBay Communities Inc.	3,722	395,686
BioMed Realty Trust Inc.	5,619	103,109
Boston Properties Inc.	6,134	528,690
Brandywine Realty Trust	5,534	66,242
BRE Properties Inc. Class A	2,725	116,984
Camden Property Trust[b]	2,865	142,075
CBL & Associates Properties Inc.	5,964	93,516
Chimera Investment Corp.	36,732	150,601
Colonial Properties Trust	3,018	54,113
CommonWealth REIT	3,310	84,240
Corporate Office Properties Trust	2,606	92,487
DCT Industrial Trust Inc.	9,090	45,541
Developers Diversified Realty Corp.	8,457	109,095
DiamondRock Hospitality Co.[a]	6,250	66,125
Digital Realty Trust Inc.	3,747	223,808
Douglas Emmett Inc.	4,996	89,628
Duke Realty Corp.	10,817	134,888
DuPont Fabros Technology Inc.	2,474	62,097
EastGroup Properties Inc.	1,122	45,419
Entertainment Properties Trust	2,144	99,117
Equity Lifestyle Properties Inc.	1,345	76,557
Equity Residential	12,446	605,249
Essex Property Trust Inc.	1,272	143,685
Federal Realty Investment Trust	2,612	214,132
Franklin Street Properties Corp.	3,126	41,732
Hatteras Financial Corp.	2,051	60,053

Security	Shares	Value
HCP Inc.	13,599	$489,700
Health Care REIT Inc.	5,448	278,393
Healthcare Realty Trust Inc.	3,058	73,820
Highwoods Properties Inc.	2,954	97,866
Home Properties Inc.	1,644	89,516
Hospitality Properties Trust	5,375	122,604
Host Hotels & Resorts Inc.[b]	28,955	460,095
Kilroy Realty Corp.	2,249	76,848
Kimco Realty Corp.	17,873	307,952
LaSalle Hotel Properties	2,802	66,379
Lexington Realty Trust	4,328	33,672
Liberty Property Trust	4,929	164,924
Macerich Co. (The)	5,847	260,835
Mack-Cali Realty Corp.	3,509	117,832
MFA Financial Inc.	12,123	95,893
Mid-America Apartment Communities Inc.[b]	1,529	93,315
National Retail Properties Inc.	3,603	97,641
Nationwide Health Properties Inc.	5,327	217,501
Omega Healthcare Investors Inc.	4,222	97,106
Post Properties Inc.	2,060	62,706
ProLogis	24,311	331,845
Public Storage	6,261	621,217
Realty Income Corp.	4,647	159,299
Redwood Trust Inc.	3,075	43,604
Regency Centers Corp.	3,656	154,210
Senior Housing Properties Trust[b]	5,598	133,736
Simon Property Group Inc.	12,903	1,238,946
SL Green Realty Corp.	3,432	225,551
Sunstone Hotel Investors Inc.[a]	4,387	47,599
Tanger Factory Outlet Centers Inc.	1,762	84,435
Taubman Centers Inc.	2,338	108,530
UDR Inc.	7,231	162,553
Ventas Inc.	6,918	370,528
Vornado Realty Trust	7,955	695,188
Washington Real Estate Investment Trust	2,687	86,065
Weingarten Realty Investors	5,208	125,669

		12,804,326

RETAIL – 5.84%
99 Cents Only Stores[a]	2,033	31,349
Abercrombie & Fitch Co. Class A	3,874	166,040

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Advance Auto Parts Inc.	3,859	$250,758
Aeropostale Inc.[a]	4,162	101,470
American Eagle Outfitters Inc.	9,120	146,011
AnnTaylor Stores Corp.[a]	2,606	60,720
AutoNation Inc.[a]	3,383	78,553
AutoZone Inc.[a]	1,274	302,741
Barnes & Noble Inc.[b]	1,767	26,470
Bed Bath & Beyond Inc.[a]	11,577	508,230
Best Buy Co. Inc.	14,778	635,158
Big Lots Inc.[a]	3,608	113,183
BJ’s Wholesale Club Inc.[a]	2,236	93,308
Bob Evans Farms Inc.	1,320	37,884
Brinker International Inc.	4,568	84,691
Buckle Inc. (The)	1,199	34,879
CarMax Inc.[a]	9,773	302,865
Casey’s General Stores Inc.	1,646	68,243
Cato Corp. (The) Class A	1,187	31,396
CEC Entertainment Inc.[a]	1,005	33,366
Cheesecake Factory Inc. (The)[a]	2,418	70,412
Chico’s FAS Inc.	7,742	75,252
Children’s Place Retail Stores Inc. (The)[a]	1,241	54,678
Chipotle Mexican Grill Inc.[a]	1,395	293,243
Collective Brands Inc.[a]	2,820	43,231
Copart Inc.[a]	3,277	110,959
Costco Wholesale Corp.	19,229	1,207,004
Cracker Barrel Old Country Store Inc.	948	51,088
CVS Caremark Corp.	59,974	1,806,417
Darden Restaurants Inc.	6,151	281,162
Dick’s Sporting Goods Inc.[a]	3,813	109,891
Dillard’s Inc. Class A	2,318	59,132
Dollar Tree Inc.[a]	5,604	287,541
Dress Barn Inc.[a]	3,135	71,917
Family Dollar Stores Inc.	5,623	259,614
Foot Locker Inc.	6,789	108,149
GameStop Corp. Class Aa,b	6,747	132,646
Gap Inc. (The)	16,078	305,643
Genesco Inc.[a]	923	30,237
Group 1 Automotive Inc.[a]	1,126	39,703
Home Depot Inc. (The)	74,772	2,308,959
HSN Inc.[a]	1,769	52,964
J. Crew Group Inc.[a]	2,699	86,341

Security	Shares	Value
J.C. Penney Co. Inc.	9,195	$286,700
Jack in the Box Inc.[a]	2,498	57,854
Kohl’s Corp.[a]	12,528	641,434
Limited Brands Inc.	12,163	357,471
Lowe’s Companies Inc.	63,510	1,354,668
Macy’s Inc.	18,495	437,222
McDonald’s Corp.	46,852	3,643,680
Men’s Wearhouse Inc. (The)	2,046	50,004
MSC Industrial Direct Co. Inc. Class A	1,950	111,033
Nordstrom Inc.	7,447	286,784
Nu Skin Enterprises Inc. Class A	2,271	69,493
O’Reilly Automotive Inc.[a]	6,054	354,159
Office Depot Inc.[a]	12,020	53,970
OfficeMax Inc.[a]	3,697	65,437
P.F. Chang’s China Bistro Inc.[b]	988	45,369
Panera Bread Co. Class Aa	1,333	119,317
Papa John’s International Inc.[a]	1,005	25,959
PetSmart Inc.	5,280	197,630
RadioShack Corp.	5,465	110,010
Regis Corp.	2,266	46,340
Rite Aid Corp.[a]	25,957	23,743
Ross Stores Inc.	5,334	314,653
Saks Inc.[a,b]	4,587	51,099
Sally Beauty Holdings Inc.[a]	3,750	45,637
Sears Holdings Corp.[a,b]	2,154	155,045
Signet Jewelers Ltd.[a]	3,775	132,804
Sonic Corp.[a]	2,572	22,839
Staples Inc.	32,123	657,558
Starbucks Corp.	32,447	924,090
Target Corp.	29,551	1,534,879
Tiffany & Co.	5,487	290,811
TJX Companies Inc. (The)	17,954	823,909
Tractor Supply Co.	3,240	128,304
Under Armour Inc. Class Aa	1,455	67,919
Urban Outfitters Inc.[a]	5,787	178,066
Wal-Mart Stores Inc.	92,540	5,012,892
Walgreen Co.	43,059	1,458,839
Wendy’s/Arby’s Group Inc. Class A	14,080	64,768
Williams-Sonoma Inc.	4,145	134,174
Yum! Brands Inc.	20,444	1,013,205

		32,303,266

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
SAVINGS & LOANS – 0.21%
Astoria Financial Corp.	4,012	$49,829
Capitol Federal Financial	906	21,201
First Niagara Financial Group Inc.	9,346	110,750
Hudson City Bancorp Inc.	21,234	247,376
New York Community Bancorp Inc.	18,965	321,078
NewAlliance Bancshares Inc.	4,533	58,430
People’s United Financial Inc.	16,581	204,112
Provident Financial Services Inc.	2,634	33,294
TFS Financial Corp.	4,255	37,231
Washington Federal Inc.	5,032	75,631

		1,158,932

SEMICONDUCTORS – 2.69%
Advanced Micro Devices Inc.[a]	24,485	179,475
Altera Corp.	13,308	415,343
Amkor Technology Inc.[a]	4,912	35,416
Analog Devices Inc.	12,927	435,252
Applied Materials Inc.	58,614	724,469
Applied Micro Circuits Corp.[a]	2,697	27,159
Atmel Corp.[a]	20,437	181,072
ATMI Inc.[a]	1,481	26,169
Broadcom Corp. Class A	19,780	805,837
Cabot Microelectronics Corp.[a]	1,017	39,287
Cree Inc.[a,b]	4,343	222,752
Cypress Semiconductor Corp.[a]	6,827	96,261
Emulex Corp.[a]	3,554	40,516
Fairchild Semiconductor International Inc.[a]	5,460	61,534
FormFactor Inc.[a]	2,211	21,513
Integrated Device Technology Inc.[a]	7,609	44,817
Intel Corp.	244,612	4,909,363
International Rectifier Corp.[a]	3,171	73,662
Intersil Corp. Class A	5,301	69,390
KLA-Tencor Corp.	7,537	269,222
Lam Research Corp.[a]	5,620	257,340
Linear Technology Corp.	9,107	293,519
LSI Corp.[a]	28,552	149,612
Marvell Technology Group Ltd.[a]	23,745	458,516
Maxim Integrated Products Inc.	13,396	290,157
MEMC Electronic Materials Inc.[a]	10,012	128,354
Microchip Technology Inc.	8,063	259,467
Micron Technology Inc.[a]	43,964	363,582

Security	Shares	Value
Microsemi Corp.[a]	3,572	$71,440
National Semiconductor Corp.	10,493	143,754
NetLogic Microsystems Inc.[a,b]	2,348	70,581
Novellus Systems Inc.[a]	3,824	111,699
NVIDIA Corp.[a]	25,107	302,037
OmniVision Technologies Inc.[a]	2,192	59,469
ON Semiconductor Corp.[a]	18,810	144,273
PMC-Sierra Inc.[a]	9,955	76,554
QLogic Corp.[a]	5,110	89,783
Rambus Inc.[a]	5,115	101,124
Rovi Corp.[a]	4,557	230,812
Semtech Corp.[a]	2,602	55,709
Silicon Laboratories Inc.[a]	2,035	81,196
Skyworks Solutions Inc.[a]	7,581	173,681
Teradyne Inc.[a]	7,488	84,165
Tessera Technologies Inc.[a]	2,230	43,998
Texas Instruments Inc.	52,649	1,556,831
TriQuint Semiconductor Inc.[a]	6,745	69,473
Varian Semiconductor Equipment Associates Inc.[a]	3,195	104,381
Veeco Instruments Inc.[a]	1,880	78,678
Xilinx Inc.	11,398	305,580
Zoran Corp.[a]	2,152	15,236

		14,849,510

SOFTWARE – 4.29%
ACI Worldwide Inc.[a]	1,457	35,507
Activision Blizzard Inc.	24,310	278,836
Acxiom Corp.[a]	3,540	62,127
Adobe Systems Inc.[a]	22,930	645,479
Advent Software Inc.[a]	651	34,972
Allscripts Healthcare Solutions Inc.[a]	7,551	144,149
ANSYS Inc.[a]	3,866	174,937
athenahealth Inc.[a]	1,391	55,598
Autodesk Inc.[a]	9,994	361,583
Automatic Data Processing Inc.	21,985	976,574
Blackboard Inc.[a,b]	1,581	65,991
BMC Software Inc.[a]	7,901	359,179
Broadridge Financial Solutions Inc.	5,428	119,416
CA Inc.	18,072	419,451
Cerner Corp.[a]	3,069	269,550
Citrix Systems Inc.[a]	8,091	518,390

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Compuware Corp.[a]	10,255	$102,653
Concur Technologies Inc.[a]	1,891	97,613
CSG Systems International Inc.[a]	1,526	29,665
Dun & Bradstreet Corp. (The)	2,196	163,404
Electronic Arts Inc.[a]	14,338	227,257
Fair Isaac Corp.	1,653	39,738
Fidelity National Information Services Inc.	11,195	303,384
Fiserv Inc.[a]	6,671	363,703
Global Payments Inc.	3,559	138,659
Informatica Corp.[a]	3,990	162,353
Intuit Inc.[a]	12,740	611,520
JDA Software Group Inc.[a]	1,996	50,499
ManTech International Corp. Class Aa	1,023	40,112
Microsoft Corp.	338,084	9,006,558
MSCI Inc. Class Aa	5,015	179,788
Novell Inc.[a]	14,957	88,695
Nuance Communications Inc.[a]	10,470	164,484
Oracle Corp.	168,267	4,947,050
Parametric Technology Corp.[a]	5,033	108,059
Paychex Inc.	14,042	388,963
Progress Software Corp.[a]	1,724	64,426
Quality Systems Inc.[b]	813	52,243
Quest Software Inc.[a]	2,697	70,580
Red Hat Inc.[a]	8,277	349,786
Salesforce.com Inc.[a]	5,110	593,118
SEI Investments Co.	6,975	154,496
Solera Holdings Inc.	3,093	148,619
Take-Two Interactive Software Inc.[a]	3,383	36,063
Total System Services Inc.	8,741	136,447
VeriFone Systems Inc.[a]	3,913	132,377
VMware Inc. Class Aa	3,404	260,270

		23,734,321

TELECOMMUNICATIONS – 5.44%
ADTRAN Inc.	2,863	92,389
Amdocs Ltd.[a]	8,423	258,418
American Tower Corp. Class Aa	17,566	906,581
Anixter International Inc.	1,349	72,428
ARRIS Group Inc.[a]	5,368	49,976
AT&T Inc.	261,016	7,438,956
Atheros Communications Inc.[a]	3,069	95,262

Security	Shares	Value
Black Box Corp.	763	$25,332
CenturyLink Inc.	13,097	541,954
Ciena Corp.[a,b]	3,984	55,338
Cincinnati Bell Inc.[a]	9,021	22,102
Cisco Systems Inc.[a]	253,560	5,788,775
CommScope Inc.[a]	4,130	130,756
Comtech Telecommunications Corp.	1,259	38,802
Corning Inc.	68,726	1,256,311
Crown Castle International Corp.[a]	10,932	471,388
Frontier Communications Corp.	44,119	387,365
Harmonic Inc.[a]	5,840	40,763
Harris Corp.	5,780	261,198
InterDigital Inc.[a,b]	1,885	63,280
JDS Uniphase Corp.[a]	9,422	99,025
Juniper Networks Inc.[a]	23,046	746,460
Leap Wireless International Inc.[a]	2,700	30,807
Level 3 Communications Inc.[a]	70,984	68,691
MetroPCS Communications Inc.[a]	11,240	117,008
Motorola Inc.[a]	93,651	763,256
NeuStar Inc. Class Aa	3,509	90,567
NII Holdings Inc.[a]	7,316	305,882
Plantronics Inc.	2,120	76,066
Polycom Inc.[a]	3,663	123,736
QUALCOMM Inc.	70,687	3,190,104
Qwest Communications International Inc.	61,547	406,210
RF Micro Devices Inc.[a]	12,739	92,867
SAVVIS Inc.[a]	1,901	45,605
SBA Communications Corp. Class Aa	5,115	200,815
Sonus Networks Inc.[a]	9,336	29,035
Sprint Nextel Corp.[a]	129,376	533,029
Syniverse Holdings Inc.[a]	3,072	93,665
Tekelec[a]	2,965	38,604
Telephone and Data Systems Inc.	2,282	79,482
Telephone and Data Systems Inc. Special	1,981	59,093
Tellabs Inc.	15,889	108,363
tw telecom inc.[a]	6,378	117,355
United States Cellular Corp.[a]	676	31,407
Verizon Communications Inc.	124,380	4,038,619
Virgin Media Inc.	12,927	328,734

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Windstream Corp.	21,396	$270,873

		30,082,732

TEXTILES – 0.06%
Cintas Corp.	5,859	160,947
G&K Services Inc. Class A	896	22,149
Mohawk Industries Inc.[a]	2,478	142,088

		325,184

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	5,456	252,340
Mattel Inc.	15,776	368,054

		620,394

TRANSPORTATION – 1.73%
Alexander & Baldwin Inc.	1,841	63,386
Arkansas Best Corp.	1,065	26,976
Bristow Group Inc.[a]	1,513	58,674
C.H. Robinson Worldwide Inc.	7,267	512,178
Con-way Inc.	2,218	73,216
CSX Corp.	16,723	1,027,628
Expeditors International of Washington Inc.	9,443	466,106
FedEx Corp.	12,758	1,119,132
Forward Air Corp.	1,348	36,234
Genco Shipping & Trading Ltd.[a]	1,209	20,009
Genesee & Wyoming Inc. Class Aa	1,675	77,435
Heartland Express Inc.	2,469	36,813
Hub Group Inc. Class Aa	1,591	51,660
J.B. Hunt Transport Services Inc.	4,238	152,398
Kansas City Southern Industries Inc.[a]	4,436	194,386
Kirby Corp.[a]	2,377	102,187
Knight Transportation Inc.	2,511	44,872
Landstar System Inc.	2,266	85,247
Norfolk Southern Corp.	16,048	986,792
Old Dominion Freight Line Inc.[a]	1,941	54,445
Overseas Shipholding Group Inc.	1,244	41,587
Ryder System Inc.	2,387	104,431
Teekay Corp.	1,825	58,035
Union Pacific Corp.	21,919	1,921,858
United Parcel Service Inc. Class B	31,294	2,107,338
UTi Worldwide Inc.	4,309	82,819
Werner Enterprises Inc.	2,162	46,094

		9,551,936

Security	Shares	Value
TRUCKING & LEASING – 0.01%
GATX Corp.	1,816	$57,495

		57,495

WATER – 0.06%
American Water Works Co. Inc.	7,430	177,428
Aqua America Inc.	6,104	131,419
California Water Service Group	844	31,515

		340,362

TOTAL COMMON STOCKS
(Cost: $556,923,857)		551,532,738

SHORT-TERM INVESTMENTS – 1.04%

MONEY MARKET FUNDS – 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[c,d,e]	4,438,189	4,438,189
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	617,771	617,771
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	701,567	701,567

		5,757,527

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,757,527)		5,757,527

TOTAL INVESTMENTS IN SECURITIES – 100.83% (Cost: $562,681,384)		557,290,265

Other Assets, Less Liabilities – (0.83)%		(4,610,013)

NET ASSETS – 100.00%		$552,680,252

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.86%

ELECTRIC – 0.70%
OGE Energy Corp.	105,344	$4,651,991

		4,651,991

ELECTRICAL COMPONENTS & EQUIPMENT – 0.11%
SunPower Corp. Class Aa,b	19,936	271,927
SunPower Corp. Class Ba	34,713	458,212

		730,139

ENERGY - ALTERNATE SOURCES – 0.57%
First Solar Inc.[a,b]	27,432	3,776,838

		3,776,838

GAS – 0.47%
Energen Corp.	43,036	1,921,127
Southern Union Co.	48,110	1,209,004

		3,130,131

MACHINERY – DIVERSIFIED – 0.03%
Chart Industries Inc.[a]	8,307	193,553

		193,553

OIL & GAS – 78.89%
Anadarko Petroleum Corp.	256,981	15,822,320
Apache Corp.	205,610	20,770,722
Atlas Energy Inc.[a]	31,369	913,465
Atwood Oceanics Inc.[a]	18,969	616,682
Berry Petroleum Co. Class A	15,714	537,576
Bill Barrett Corp.[a,b]	16,606	626,877
Brigham Exploration Co.[a]	66,709	1,406,893
Cabot Oil & Gas Corp.	53,398	1,547,474
Carrizo Oil & Gas Inc.[a]	15,985	377,566
Chesapeake Energy Corp.	323,985	7,030,475
Chevron Corp.	991,170	81,880,554
Cimarex Energy Co.	42,481	3,260,417
Comstock Resources Inc.[a]	22,369	499,947
Concho Resources Inc.[a]	39,111	2,685,752
ConocoPhillips	666,088	39,565,627
Continental Resources Inc.[a]	13,263	630,390
Denbury Resources Inc.[a]	192,639	3,278,716
Devon Energy Corp.	238,866	15,531,067
Diamond Offshore Drilling Inc.	44,763	2,961,520
EOG Resources Inc.	140,971	13,493,744
EQT Corp.	74,126	2,775,277
EXCO Resources Inc.	71,450	1,059,604

Security	Shares	Value
Exxon Mobil Corp.	2,467,457	$164,011,867
Forest Oil Corp.[a]	45,976	1,412,843
Frontier Oil Corp.	70,372	932,429
Helmerich & Payne Inc.	46,966	2,009,206
Hess Corp.	171,259	10,794,455
Holly Corp.	35,803	1,171,832
Marathon Oil Corp.	394,942	14,048,087
Mariner Energy Inc.[a]	49,492	1,233,341
Murphy Oil Corp.	117,658	7,666,595
Nabors Industries Ltd.[a,b]	136,798	2,859,078
Newfield Exploration Co.[a]	74,669	4,451,766
Noble Corp.	146,182	5,047,664
Noble Energy Inc.	101,484	8,268,916
Occidental Petroleum Corp.	391,179	30,758,405
Parker Drilling Co.[a]	17,928	75,835
Patterson-UTI Energy Inc.	67,808	1,316,153
Penn Virginia Corp.	13,008	192,779
Petrohawk Energy Corp.[a]	139,411	2,371,381
Pioneer Natural Resources Co.	52,976	3,697,725
Plains Exploration & Production Co.[a]	62,847	1,751,546
Pride International Inc.[a]	76,697	2,325,453
QEP Resources Inc.	84,342	2,785,816
Quicksilver Resources Inc.[a]	45,405	679,713
Range Resources Corp.	78,891	2,949,735
Rowan Companies Inc.[a]	49,860	1,640,394
SandRidge Energy Inc.[a]	188,354	1,030,296
SM Energy Co.	24,466	1,019,743
Southwestern Energy Co.[a]	186,918	6,327,174
Sunoco Inc.	73,782	2,764,612
Swift Energy Co.[a]	11,032	351,369
Tesoro Corp.	77,278	1,001,523
Transocean Ltd.[a]	165,878	10,510,030
Ultra Petroleum Corp.[a]	80,939	3,330,640
Unit Corp.[a]	18,601	729,717
Valero Energy Corp.	276,815	4,968,829
Whiting Petroleum Corp.[a]	20,048	2,013,621

		525,773,233

OIL & GAS SERVICES – 17.17%
Baker Hughes Inc.	231,109	10,707,280
Cameron International Corp.[a]	124,045	5,426,969
CARBO Ceramics Inc.	6,221	521,133

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
Complete Production Services Inc.[a]	40,830	$956,647
Core Laboratories NVb	25,506	1,983,602
Dresser-Rand Group Inc.[a]	50,338	1,722,566
Dril-Quip Inc.[a]	15,230	1,052,393
Exterran Holdings Inc.[a]	20,487	515,658
FMC Technologies Inc.[a]	64,908	4,679,867
Global Industries Ltd.[a]	33,727	195,279
Halliburton Co.	472,154	15,042,826
Helix Energy Solutions Group Inc.[a]	57,426	728,736
Key Energy Services Inc.[a]	52,722	519,312
National Oilwell Varco Inc.	213,164	11,459,697
Oceaneering International Inc.[a]	29,187	1,805,800
Oil States International Inc.[a]	18,399	940,557
Schlumberger Ltd.	655,215	45,792,976
SEACOR Holdings Inc.[a]	19,402	1,838,339
Superior Energy Services Inc.[a]	31,368	866,384
Tetra Technologies Inc.[a]	25,775	251,564
Tidewater Inc.	27,916	1,287,765
Weatherford International Ltd.[a]	366,017	6,152,746

		114,448,096

PIPELINES – 1.77%
El Paso Corp.	403,066	5,344,655
Williams Companies Inc. (The)	300,573	6,468,331

		11,812,986

TRANSPORTATION – 0.15%
Bristow Group Inc.[a]	26,313	1,020,418

		1,020,418

TOTAL COMMON STOCKS
(Cost: $778,735,132)		665,537,385

SHORT-TERM INVESTMENTS – 1.02%

MONEY MARKET FUNDS – 1.02%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[c,d,e]	5,346,456	5,346,456
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	744,197	744,197

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	734,369	$734,369

		6,825,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,825,022)		6,825,022

TOTAL INVESTMENTS
IN SECURITIES – 100.88% (Cost: $785,560,154)		672,362,407

Other Assets, Less Liabilities – (0.88)%		(5,874,183)

NET ASSETS – 100.00%		$666,488,224

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.88%

BIOTECHNOLOGY – 11.92%
Acorda Therapeutics Inc.[a]	15,911	$430,233
Alexion Pharmaceuticals Inc.[a]	36,864	2,517,811
Amgen Inc.[a]	393,230	22,488,824
Bio-Rad Laboratories Inc. Class Aa	7,841	710,551
Biogen Idec Inc.[a]	93,248	5,847,582
Celera Corp.[a]	34,361	195,858
Celgene Corp.[a]	188,962	11,728,871
Charles River Laboratories International Inc.[a]	27,349	896,227
Genzyme Corp.[a]	104,680	7,550,568
Human Genome Sciences Inc.[a]	77,170	2,074,330
Illumina Inc.[a]	51,051	2,772,580
Incyte Corp.[a,b]	45,911	764,877
Life Technologies Corp.[a]	74,996	3,763,299
Myriad Genetics Inc.[a]	38,620	769,697
Nektar Therapeutics[a]	38,167	556,093
PDL BioPharma Inc.	48,143	251,788
Regeneron Pharmaceuticals Inc.[a]	26,141	681,757
Savient Pharmaceuticals Inc.[a]	27,737	344,216
Talecris Biotherapeutics Holdings Corp.[a]	25,372	622,122
Vertex Pharmaceuticals Inc.[a]	82,965	3,180,049

		68,147,333

COMMERCIAL SERVICES – 0.53%
Emergency Medical Services Corp. Class Aa	12,248	666,046
HMS Holdings Corp.[a]	11,145	669,926
PAREXEL International Corp.[a]	23,811	511,937
Pharmaceutical Product Development Inc.	44,945	1,160,030

		3,007,939

DISTRIBUTION & WHOLESALE – 0.13%
Owens & Minor Inc.	25,441	724,560

		724,560

ELECTRONICS – 2.00%
Thermo Fisher Scientific Inc.[a]	167,624	8,619,226
Waters Corp.[a]	38,162	2,828,949

		11,448,175

Security	Shares	Value
HEALTH CARE – PRODUCTS – 31.36%
Alcon Inc.	31,288	$5,247,623
Alere Inc.[a]	34,537	1,020,568
American Medical Systems Holdings Inc.[a,b]	31,021	626,624
Baxter International Inc.	239,877	12,209,739
Beckman Coulter Inc.	28,388	1,511,377
Becton, Dickinson and Co.	90,119	6,805,787
Boston Scientific Corp.[a]	619,100	3,949,858
C.R. Bard Inc.	38,455	3,196,380
CareFusion Corp.[a]	73,882	1,783,511
Cepheid Inc.[a,b]	24,119	507,464
Cooper Companies Inc. (The)	19,135	944,121
Covidien PLC	206,945	8,250,897
DENTSPLY International Inc.	58,645	1,840,867
Edwards Lifesciences Corp.[a]	46,164	2,950,341
Gen-Probe Inc.[a]	19,827	960,222
Haemonetics Corp.[a]	10,374	566,939
Henry Schein Inc.[a]	37,630	2,112,924
Hill-Rom Holdings Inc.	25,590	991,612
Hologic Inc.[a]	106,164	1,700,747
IDEXX Laboratories Inc.[a]	23,583	1,414,037
Immucor Inc.[a]	28,858	502,129
Intuitive Surgical Inc.[a]	16,145	4,245,328
Invacare Corp.	12,545	338,715
Johnson & Johnson	1,135,405	72,291,236
Kinetic Concepts Inc.[a]	25,551	971,705
Masimo Corp.	21,750	656,198
Medtronic Inc.	444,541	15,652,289
NuVasive Inc.[a,b]	15,878	416,004
Patterson Companies Inc.	41,100	1,136,415
PSS World Medical Inc.[a]	23,273	549,941
ResMed Inc.[a,b]	62,173	1,981,454
Sirona Dental Systems Inc.[a]	16,767	631,278
St. Jude Medical Inc.[a]	133,521	5,113,854
Steris Corp.	22,076	755,441
Stryker Corp.	125,029	6,187,685
TECHNE Corp.	15,472	942,554
Thoratec Corp.[a]	23,663	772,360
Varian Medical Systems Inc.[a]	49,943	3,157,396
West Pharmaceutical Services Inc.	13,514	482,315
Zimmer Holdings Inc.[a]	83,219	3,947,909

		179,323,844

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
HEALTH CARE – SERVICES – 10.54%
Aetna Inc.	171,193	$5,111,823
Amedisys Inc.[a]	11,821	300,963
AMERIGROUP Corp.[a]	21,320	889,684
Brookdale Senior Living Inc.[a,b]	31,237	586,631
Centene Corp.[a]	20,923	467,001
Community Health Systems Inc.[a]	39,010	1,173,421
Covance Inc.[a]	26,625	1,251,109
Coventry Health Care Inc.[a]	60,939	1,427,191
DaVita Inc.[a]	42,675	3,061,931
Health Management Associates Inc. Class Aa	102,850	823,829
Health Net Inc.[a]	40,002	1,075,654
HealthSouth Corp.[a]	38,231	691,599
Healthways Inc.[a]	13,794	144,561
Humana Inc.[a]	69,899	4,074,413
Laboratory Corp. of America Holdings[a]	42,215	3,432,924
LifePoint Hospitals Inc.[a]	22,433	760,927
Lincare Holdings Inc.	40,634	1,065,423
Magellan Health Services Inc.[a]	13,803	662,544
MEDNAX Inc.[a]	19,383	1,147,667
Psychiatric Solutions Inc.[a]	21,782	734,053
Quest Diagnostics Inc.	60,701	2,982,847
Tenet Healthcare Corp.[a]	198,396	865,007
UnitedHealth Group Inc.	461,498	16,637,003
Universal Health Services Inc. Class B	36,668	1,513,288
WellCare Health Plans Inc.[a]	17,497	486,067
WellPoint Inc.[a]	164,150	8,919,911

		60,287,471

INSURANCE – 0.69%
CIGNA Corp.	112,859	3,971,508

		3,971,508

MANUFACTURING – 0.16%
Teleflex Inc.	16,376	912,962

		912,962

PHARMACEUTICALS – 42.55%
Abbott Laboratories	631,614	32,414,430
Alkermes Inc.[a]	38,729	448,095
Allergan Inc.	124,872	9,041,982
Amylin Pharmaceuticals Inc.[a]	53,527	697,457

Security	Shares	Value
Auxilium Pharmaceuticals Inc.[a,b]	19,490	$482,378
BioMarin Pharmaceutical Inc.[a]	41,942	1,097,203
Bristol-Myers Squibb Co.	705,189	18,969,584
Catalyst Health Solutions Inc.[a]	15,772	596,970
Cephalon Inc.[a]	30,664	2,037,316
Cubist Pharmaceuticals Inc.[a]	23,945	557,440
Dendreon Corp.[a]	59,161	2,159,376
Eli Lilly and Co.	403,023	14,186,410
Endo Pharmaceuticals Holdings Inc.[a]	42,754	1,570,782
Express Scripts Inc.[a]	206,535	10,021,078
Forest Laboratories Inc.[a]	118,265	3,908,658
Gilead Sciences Inc.[a]	344,240	13,656,001
Hospira Inc.[a]	67,748	4,029,651
Isis Pharmaceuticals Inc.[a]	37,323	341,132
King Pharmaceuticals Inc.[a]	101,973	1,441,898
Medco Health Solutions Inc.[a]	187,583	9,853,735
Medicis Pharmaceutical Corp. Class A	23,958	712,750
Merck & Co. Inc.	1,261,742	45,776,000
Mylan Inc.[a,b]	126,843	2,577,450
Onyx Pharmaceuticals Inc.[a]	25,541	685,265
Par Pharmaceutical Companies Inc.[a]	13,974	454,295
Perrigo Co.	33,874	2,231,619
Pfizer Inc.	3,306,755	57,537,537
Salix Pharmaceuticals Ltd.[a]	21,020	795,187
Theravance Inc.[a]	25,896	527,760
United Therapeutics Corp.[a]	20,428	1,225,680
Warner Chilcott PLC Class A	47,386	1,139,159
Watson Pharmaceuticals Inc.[a]	45,973	2,144,640

		243,318,918

TOTAL COMMON STOCKS
(Cost: $725,894,682)		571,142,710

SHORT-TERM INVESTMENTS – 0.69%

MONEY MARKET FUNDS – 0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[c,d,e]	2,558,426	2,558,426

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	356,119	$356,119
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	1,001,665	1,001,665

		3,916,210

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,916,210)		3,916,210

TOTAL INVESTMENTS IN SECURITIES – 100.57%
(Cost: $729,810,892)		575,058,920

Other Assets, Less Liabilities – (0.57)%		(3,237,944)

NET ASSETS – 100.00%		$571,820,976

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.96%

COMMERCIAL SERVICES – 0.40%
Gartner Inc.[a]	42,390	$1,343,339
SAIC Inc.[a]	246,540	3,831,232

		5,174,571

COMPUTERS – 34.20%
Apple Inc.[a]	558,712	168,099,679
Brocade Communications Systems Inc.[a]	277,403	1,753,187
CACI International Inc. Class Aa	18,932	948,872
Cadence Design Systems Inc.[a]	140,500	1,190,035
Cognizant Technology Solutions
Corp. Class Aa	194,198	12,659,768
Computer Sciences Corp.	103,958	5,099,140
Dell Inc.[a]	1,108,623	15,941,999
Diebold Inc.	51,206	1,569,464
DST Systems Inc.	22,439	970,935
Electronics For Imaging Inc.[a]	34,019	465,720
EMC Corp.[a]	1,283,590	26,968,226
Hewlett-Packard Co.	1,239,624	52,138,585
Insight Enterprises Inc.[a]	26,287	397,459
International Business Machines Corp.	797,983	114,590,359
Lexmark International Inc. Class Aa	50,719	1,928,844
Mentor Graphics Corp.[a]	50,842	549,094
MICROS Systems Inc.[a]	47,654	2,163,015
NCR Corp.[a]	103,913	1,425,686
NetApp Inc.[a]	222,828	11,865,591
Riverbed Technology Inc.[a]	42,690	2,456,383
SanDisk Corp.[a]	145,798	5,479,089
Seagate Technology PLC[a]	306,919	4,496,363
SRA International Inc. Class Aa	19,883	397,859
Synaptics Inc.[a]	17,588	473,645
Synopsys Inc.[a]	89,891	2,299,412
Teradata Corp.[a]	109,904	4,325,821
Unisys Corp.[a]	25,065	577,748
Western Digital Corp.[a]	146,205	4,681,484

		445,913,462

DISTRIBUTION & WHOLESALE – 0.32%
Brightpoint Inc.[a]	55,680	417,043
Ingram Micro Inc. Class Aa	118,473	2,092,233

Security	Shares	Value
Tech Data Corp.[a]	39,065	$1,679,405

		4,188,681

ELECTRONICS – 0.07%
Cymer Inc.[a]	23,319	861,637

		861,637

INTERNET – 11.56%
Akamai Technologies Inc.[a]	111,904	5,782,080
AOL Inc.[a]	64,636	1,724,488
Ariba Inc.[a]	49,065	921,441
Check Point Software Technologies Ltd.[a,b]	110,165	4,709,554
Digital River Inc.[a]	22,667	844,572
EarthLink Inc.	77,311	695,026
Equinix Inc.[a]	26,298	2,215,344
F5 Networks Inc.[a]	50,245	5,913,836
Google Inc. Class Aa	149,950	91,917,850
IAC/InterActiveCorp[a]	47,391	1,322,209
j2 Global Communications Inc.[a]	30,750	810,263
McAfee Inc.[a]	94,916	4,489,527
Rackspace Hosting Inc.[a,b]	61,966	1,546,671
Symantec Corp.[a]	502,554	8,131,324
TIBCO Software Inc.[a]	95,191	1,829,571
United Online Inc.	49,967	308,796
VeriSign Inc.[a]	110,834	3,851,482
Websense Inc.[a]	13,904	279,748
Yahoo! Inc.[a]	813,122	13,424,644

		150,718,426

MACHINERY – 0.03%
Intermec Inc.[a]	39,427	459,324

		459,324

OFFICE & BUSINESS EQUIPMENT – 1.04%
Pitney Bowes Inc.	145,259	3,186,983
Xerox Corp.	883,302	10,334,633

		13,521,616

SEMICONDUCTORS – 15.90%
Advanced Micro Devices Inc.[a]	360,801	2,644,671
Altera Corp.	199,099	6,213,880
Amkor Technology Inc.[a,b]	74,516	537,260
Analog Devices Inc.	209,028	7,037,973
Applied Materials Inc.	909,687	11,243,731
Applied Micro Circuits Corp.[a]	40,702	409,869

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
Atmel Corp.[a]	298,846	$2,647,776
ATMI Inc.[a]	22,300	394,041
Broadcom Corp. Class A	294,179	11,984,852
Cabot Microelectronics Corp.[a]	23,117	893,010
Cree Inc.[a,b]	66,293	3,400,168
Cypress Semiconductor Corp.[a]	101,020	1,424,382
Emulex Corp.[a]	48,708	555,271
Fairchild Semiconductor International Inc.[a]	87,237	983,161
FormFactor Inc.[a]	40,643	395,456
Integrated Device Technology Inc.[a]	106,460	627,049
Intel Corp.	2,737,990	54,951,459
International Rectifier Corp.[a]	51,814	1,203,639
Intersil Corp. Class A	92,226	1,207,238
KLA-Tencor Corp.	118,004	4,215,103
Lam Research Corp.[a]	87,788	4,019,813
Linear Technology Corp.	139,841	4,507,075
LSI Corp.[a]	417,061	2,185,400
Marvell Technology Group Ltd.[a,b]	349,076	6,740,658
Maxim Integrated Products Inc.	236,981	5,133,008
MEMC Electronic Materials Inc.[a]	149,001	1,910,193
Microchip Technology Inc.[b]	145,059	4,667,999
Micron Technology Inc.[a,b]	636,915	5,267,287
Microsemi Corp.[a]	53,758	1,075,160
National Semiconductor Corp.	155,984	2,136,981
NetLogic Microsystems Inc.[a,b]	35,712	1,073,503
Novellus Systems Inc.[a]	65,350	1,908,873
NVIDIA Corp.[a]	367,619	4,422,457
OmniVision Technologies Inc.[a]	32,906	892,740
ON Semiconductor Corp.[a]	277,723	2,130,135
PMC-Sierra Inc.[a]	149,323	1,148,294
QLogic Corp.[a]	79,772	1,401,594
Rambus Inc.[a]	76,280	1,508,056
Rovi Corp.[a]	59,659	3,021,728
Semtech Corp.[a]	46,341	992,161
Silicon Laboratories Inc.[a]	37,165	1,482,883
Skyworks Solutions Inc.[a]	116,333	2,665,189
Teradyne Inc.[a]	115,525	1,298,501
Tessera Technologies Inc.[a]	35,843	707,182
Texas Instruments Inc.	815,498	24,114,276
TriQuint Semiconductor Inc.[a]	99,970	1,029,691

Security	Shares	Value
Varian Semiconductor Equipment Associates Inc.[a]	51,153	$1,671,169
Xilinx Inc.	186,728	5,006,178
Zoran Corp.[a]	37,432	265,019

		207,353,192

SOFTWARE – 21.88%
ACI Worldwide Inc.[a]	14,278	347,955
Adobe Systems Inc.[a]	329,376	9,271,934
Advent Software Inc.[a]	7,406	397,850
Allscripts Healthcare Solutions Inc.[a]	95,089	1,815,249
ANSYS Inc.[a]	55,621	2,516,850
athenahealth Inc.[a,b]	19,324	772,380
Autodesk Inc.[a]	140,633	5,088,102
Blackboard Inc.[a,b]	18,254	761,922
BMC Software Inc.[a]	117,688	5,350,097
CA Inc.	264,107	6,129,923
Cerner Corp.[a]	48,123	4,226,643
Citrix Systems Inc.[a]	115,092	7,373,944
Compuware Corp.[a]	136,242	1,363,782
Concur Technologies Inc.[a]	23,204	1,197,791
CSG Systems International Inc.[a]	26,903	522,994
Fair Isaac Corp.	29,306	704,516
Informatica Corp.[a]	52,872	2,151,362
Intuit Inc.[a]	189,038	9,073,824
JDA Software Group Inc.[a]	18,358	464,457
Microsoft Corp.	4,794,656	127,729,636
Novell Inc.[a]	188,907	1,120,219
Nuance Communications Inc.[a]	144,068	2,263,308
Oracle Corp.	2,405,354	70,717,408
Parametric Technology Corp.[a]	67,088	1,440,379
Progress Software Corp.[a]	21,665	809,621
Quality Systems Inc.[b]	8,211	527,639
Quest Software Inc.[a]	38,688	1,012,465
Red Hat Inc.[a]	113,779	4,808,301
Salesforce.com Inc.[a]	71,885	8,343,692
Solera Holdings Inc.	36,991	1,777,418
VeriFone Systems Inc.[a]	50,067	1,693,767
VMware Inc. Class Aa	45,955	3,513,719

		285,289,147

TELECOMMUNICATIONS – 14.56%
ADTRAN Inc.	38,239	1,233,973

46	2010 iSHARES SEMI-ANNUAL TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
Amdocs Ltd.[a]	115,485	$3,543,080
ARRIS Group Inc.[a]	87,462	814,271
Atheros Communications Inc.[a]	46,081	1,430,354
Ciena Corp.[a,b]	47,389	658,233
Cisco Systems Inc.[a]	3,558,535	81,241,354
Comtech Telecommunications Corp.	16,282	501,811
Corning Inc.	985,517	18,015,251
Harmonic Inc.[a]	49,818	347,730
Harris Corp.	87,049	3,933,744
InterDigital Inc.[a,b]	23,074	774,594
JDS Uniphase Corp.[a]	128,799	1,353,677
Juniper Networks Inc.[a]	336,343	10,894,150
Motorola Inc.[a]	1,352,771	11,025,084
Plantronics Inc.	28,860	1,035,497
Polycom Inc.[a]	52,622	1,777,571
QUALCOMM Inc.	1,014,934	45,803,971
RF Micro Devices Inc.[a]	174,207	1,269,969
SAVVIS Inc.[a]	21,828	523,654
Sonus Networks Inc.[a]	106,853	332,313
Syniverse Holdings Inc.[a]	38,365	1,169,749
Tekelec[a]	38,804	505,228
Tellabs Inc.	231,674	1,580,017

		189,765,275

TOTAL COMMON STOCKS
(Cost: $1,282,916,530)		1,303,245,331

SHORT-TERM INVESTMENTS – 1.71%

MONEY MARKET FUNDS – 1.71%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[c,d,e]	18,896,422	18,896,422
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	2,630,276	2,630,276
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	721,007	721,007

		22,247,705

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,247,705)		22,247,705

Value
TOTAL INVESTMENTS IN SECURITIES – 101.67%
(Cost: $1,305,164,235)	$1,325,493,036

Other Assets, Less Liabilities – (1.67)%	(21,779,968)

NET ASSETS – 100.00%	$1,303,713,068

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.93%

HOLDING COMPANIES – DIVERSIFIED – 3.28%
Leucadia National Corp.[a]	1,031,224	$26,213,714

		26,213,714

INTERNET – 1.66%
AboveNet Inc.[a]	233,745	13,297,753

		13,297,753

TELECOMMUNICATIONS – 94.99%
Alaska Communications Systems
Group Inc.	751,676	7,539,310
American Tower Corp. Class Aa	1,047,154	54,043,618
AT&T Inc.	4,317,474	123,048,009
Atlantic Tele-Network Inc.	160,268	6,772,926
Cbeyond Inc.[a]	549,735	7,448,909
CenturyLink Inc.[b]	1,047,714	43,354,405
Cincinnati Bell Inc.[a]	3,178,016	7,786,139
Consolidated Communications Holdings Inc.	423,455	7,842,387
Crown Castle International Corp.[a]	882,460	38,051,675
Frontier Communications Corp.	4,128,809	36,250,943
General Communication Inc. Class Aa	712,261	7,443,127
Global Crossing Ltd.[a]	540,517	7,351,031
Leap Wireless International Inc.[a]	846,977	9,664,008
Level 3 Communications Inc.[a,b]	13,672,224	13,230,611
MetroPCS Communications Inc.[a,b]	1,797,019	18,706,968
NII Holdings Inc.[a]	752,049	31,443,169
NTELOS Holdings Corp.	464,534	8,440,583
PAETEC Holding Corp.[a]	1,966,382	8,298,132
Qwest Communications International Inc.	5,665,476	37,392,142
SBA Communications Corp. Class Aa	623,835	24,491,762
Shenandoah Telecommunications Co.	403,236	7,359,057
Sprint Nextel Corp.[a]	9,586,160	39,494,979
Telephone and Data Systems Inc.	623,631	21,721,068
tw telecom inc.[a]	1,019,789	18,764,118
United States Cellular Corp.[a]	212,032	9,851,007
USA Mobility Inc.	424,129	7,138,091
Verizon Communications Inc.	2,888,356	93,784,919

Security	Shares	Value
Virgin Media Inc.[b]	1,340,933	$34,099,926
Windstream Corp.	2,267,225	28,703,068

		759,516,087

TOTAL COMMON STOCKS
(Cost: $785,400,743)		799,027,554

SHORT-TERM INVESTMENTS – 3.98%

MONEY MARKET FUNDS – 3.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%[c,d,e]	26,688,129	26,688,129
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%[c,d,e]	3,714,838	3,714,838
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%[c,d]	1,422,595	1,422,595

		31,825,562

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,825,562)		31,825,562

TOTAL INVESTMENTS IN SECURITIES – 103.91%
(Cost: $817,226,305)		830,853,116

Other Assets, Less Liabilities – (3.91)%		(31,292,467)

NET ASSETS – 100.00%		$799,560,649

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.81%

ELECTRIC – 83.46%
AES Corp. (The)[a]	901,129	$10,759,480
Allegheny Energy Inc.	191,968	4,453,658
ALLETE Inc.	33,368	1,213,928
Alliant Energy Corp.	125,017	4,566,871
Ameren Corp.	268,652	7,785,535
American Electric Power Co. Inc.	540,153	20,223,328
Avista Corp.	61,802	1,349,756
Black Hills Corp.	44,035	1,402,074
Calpine Corp.[a]	395,596	4,944,950
CenterPoint Energy Inc.	446,893	7,400,548
Cleco Corp.	68,255	2,134,334
CMS Energy Corp.	260,169	4,781,906
Consolidated Edison Inc.	317,913	15,806,634
Constellation Energy Group Inc.	203,967	6,167,962
Dominion Resources Inc.	667,466	29,008,072
DPL Inc.	135,826	3,545,059
DTE Energy Co.	190,871	8,925,128
Duke Energy Corp.	1,478,074	26,915,728
Dynegy Inc.[a,b]	115,053	533,846
Edison International	339,046	12,510,797
El Paso Electric Co.[a]	49,354	1,214,108
Entergy Corp.	211,656	15,774,722
Exelon Corp.	747,722	30,522,012
FirstEnergy Corp.[b]	345,365	12,543,657
Great Plains Energy Inc.	153,455	2,920,249
Hawaiian Electric Industries Inc.	103,435	2,331,425
IDACORP Inc.	54,350	2,000,080
Integrys Energy Group Inc.	86,608	4,606,680
ITC Holdings Corp.	56,874	3,560,881
Mirant Corp.[a]	162,953	1,728,931
NextEra Energy Inc.	468,308	25,775,672
Northeast Utilities	198,347	6,204,294
NorthWestern Corp.	40,820	1,215,211
NRG Energy Inc.[a]	290,389	5,781,645
NSTAR	117,369	4,895,461
NV Energy Inc.	265,054	3,620,638
Pepco Holdings Inc.	252,424	4,861,686
PG&E Corp.	442,709	21,170,344
Pinnacle West Capital Corp.	122,870	5,057,329
PNM Resources Inc.	89,427	1,054,344

Security	Shares	Value
Portland General Electric Co.	84,897	$1,774,347
PPL Corp.	545,446	14,672,498
Progress Energy Inc.	331,482	14,916,690
Public Service Enterprise Group Inc.	576,062	18,635,606
RRI Energy Inc.[a]	399,278	1,501,285
SCANA Corp.	129,676	5,295,968
Southern Co.	929,454	35,198,423
TECO Energy Inc.	228,650	4,021,954
UniSource Energy Corp.	40,703	1,427,454
Westar Energy Inc.	125,352	3,171,406
Wisconsin Energy Corp.	132,645	7,897,683
Xcel Energy Inc.	516,247	12,317,654

		452,099,931

ENERGY – ALTERNATE SOURCES – 0.43%
Covanta Holding Corp.	147,111	2,321,412

		2,321,412

GAS – 9.41%
AGL Resources Inc.	88,490	3,474,117
Atmos Energy Corp.	102,323	3,013,412
Laclede Group Inc. (The)	23,611	828,982
National Fuel Gas Co.	78,332	4,322,360
New Jersey Resources Corp.	46,987	1,902,504
Nicor Inc.	50,752	2,417,318
NiSource Inc.	313,546	5,427,481
Northwest Natural Gas Co.	30,033	1,480,327
Piedmont Natural Gas Co.	76,124	2,244,897
Sempra Energy	261,089	13,963,040
South Jersey Industries Inc.	33,668	1,695,520
Southwest Gas Corp.	51,183	1,779,121
UGI Corp.	123,454	3,714,731
Vectren Corp.	91,984	2,518,522
WGL Holdings Inc.	56,642	2,183,549

		50,965,881

PIPELINES – 4.87%
ONEOK Inc.	111,560	5,557,920
Questar Corp.	198,560	3,369,563
Spectra Energy Corp.	733,634	17,438,480

		26,365,963

WATER – 1.64%
American Water Works Co. Inc.	197,809	4,723,679
Aqua America Inc.	155,364	3,344,987

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2010

Security	Shares	Value
California Water Service Group	21,825	$814,945

		8,883,611

TOTAL COMMON STOCKS
(Cost: $609,396,028)		540,636,798

SHORT-TERM INVESTMENTS – 2.18%

MONEY MARKET FUNDS – 2.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%[c,d,e]	9,565,876	9,565,876
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%[c,d,e]	1,331,516	1,331,516
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%[c,d]	935,428	935,428

		11,832,820

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,832,820)		11,832,820

TOTAL INVESTMENTS IN SECURITIES – 101.99%
(Cost: $621,228,848)		552,469,618

Other Assets, Less Liabilities – (1.99)%		(10,791,595)

NET ASSETS – 100.00%		$541,678,023

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.74%

AUSTRALIA – 23.01%
Amcor Ltd.	321,824	$2,119,837
APA Group	415,630	1,588,862
Australia and New Zealand Banking Group Ltd.	222,431	5,409,246
Billabong International Ltd.	249,378	1,987,300
Bradken Ltd.	155,501	1,248,337
Commonwealth Bank of Australia	204,631	9,808,328
David Jones Ltd.	255,074	1,187,612
MAp Group	396,451	1,185,234
Metcash Ltd.	299,218	1,281,692
National Australia Bank Ltd.	246,449	6,150,354
Orica Ltd.	215,849	5,327,463
SP AusNet	363,015	330,919
Stockland Corp. Ltd.	477,574	1,764,805
Suncorp-Metway Ltd.	245,155	2,210,768
Tatts Group Ltd.	620,330	1,520,119
Telstra Corp. Ltd.	354,608	928,057
UGL Ltd.	229,723	3,319,072
Wesfarmers Ltd.	182,984	5,944,020
Westfield Group	428,980	5,205,619
Westpac Banking Corp.	232,290	5,168,578
White Energy Co. Ltd.[a]	17,565	65,425
White Energy Co. Ltd. (2010 Performance Contingent)[a,b]	5,361	1
White Energy Co. Ltd. (2011 Performance Contingent)[a,b]	5,361	1
WorleyParsons Ltd.	162,085	3,646,197

		67,397,846

AUSTRIA – 4.18%
Oesterreichische Post AG	145,782	4,406,026
OMV AG	70,310	2,623,398
Telekom Austria AG	135,814	2,076,447
voestalpine AG	79,210	3,136,028

		12,241,899

CANADA – 5.39%
Bank of Montreal	90,602	5,362,577
Crescent Point Energy Corp.	24,742	982,289
Emera Inc.	79,388	2,315,483
Manitoba Telecom Services Inc.	130,296	3,729,877
Russel Metals Inc.	106,622	2,103,940
TELUS Corp.	29,000	1,288,129

		15,782,295

Security	Shares	Value
FINLAND – 5.02%
Cargotec Corp. Class B	61,410	$2,791,069
Kesko OYJ Class B	84,906	4,203,548
Konecranes OYJ	90,780	3,617,442
Metso OYJ	54,112	2,562,414
YIT OYJ	63,724	1,538,461

		14,712,934

FRANCE – 8.70%
Credit Agricole SA	35,533	581,536
France Telecom SA	79,744	1,913,587
GDF Suez	43,183	1,721,376
Neopost SA	63,724	5,286,744
PPR SA	36,963	6,051,962
Schneider Electric SA	43,432	6,157,348
Veolia Environnement	52,866	1,550,763
Vivendi SA	77,964	2,220,883

		25,484,199

GERMANY – 3.74%
BASF SE	34,635	2,516,717
Deutsche Telekom AG Registered	163,938	2,371,997
RWE AG	50,552	3,618,506
Wincor Nixdorf AG	33,464	2,444,651

		10,951,871

GREECE – 0.86%
Hellenic Telecommunications Organization SA SP ADR	256,631	1,023,958
Motor Oil (Hellas) Corinth Refineries SA	3,074	33,753
OPAP SA	77,450	1,458,627

		2,516,338

HONG KONG – 5.57%
CLP Holdings Ltd.	445,000	3,616,346
Esprit Holdings Ltd.	284,812	1,533,855
Hongkong Electric Holdings Ltd.	445,000	2,827,064
Television Broadcasts Ltd.	457,000	2,434,645
VTech Holdings Ltd.	445,000	4,629,497
Yue Yuen Industrial (Holdings) Ltd.	356,000	1,276,628

		16,318,035

ITALY – 9.19%
A2A SpA	530,974	864,199
Edison SpA	345,142	424,546
Enel SpA	514,955	2,936,308
Eni SpA	465,826	10,482,244
Milano Assicurazioni SpA	560,344	1,209,511

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

October 31, 2010

Security	Shares	Value
Parmalat SpA	1,459,663	$4,008,881
Snam Rete Gas SpA	1,181,386	6,391,520
Telecom Italia SpA	396,940	607,981

		26,925,190

JAPAN – 1.40%
Eisai Co. Ltd.	53,400	1,835,024
Ono Pharmaceutical Co. Ltd.	53,400	2,267,263

		4,102,287

NETHERLANDS – 1.73%
Koninklijke BAM Groep NV	304,380	2,049,716
Koninklijke KPN NV	180,136	3,004,453

		5,054,169

NEW ZEALAND – 2.63%
Fletcher Building Ltd.	818,266	5,137,900
Telecom Corp. of New Zealand Ltd.	1,636,888	2,566,379

		7,704,279

NORWAY – 0.92%
Fred Olsen Energy ASA	72,268	2,699,727

		2,699,727

PORTUGAL – 0.87%
BRISA – Auto-estradas de Portugal SA	337,132	2,549,543

		2,549,543

SINGAPORE – 6.42%
Jardine Cycle & Carriage Ltd.	364,000	11,052,888
Keppel Corp. Ltd.	356,000	2,745,126
SembCorp Industries Ltd.	534,000	1,889,681
StarHub Ltd.	1,068,000	2,186,749
Straits Asia Resources Ltd.	534,000	944,841

		18,819,285

SPAIN – 3.18%
Endesa SA	178,712	4,945,482
Gas Natural SDG SA	106,088	1,551,193
Telefonica SA	104,130	2,807,768

		9,304,443

SWEDEN – 1.65%
Peab AB	355,683	2,824,902
TeliaSonera AB	240,713	2,001,544

		4,826,446

SWITZERLAND – 0.81%
Swisscom AG Registered	5,696	2,380,911

		2,380,911

Security	Shares	Value
UNITED KINGDOM – 14.47%
Aviva PLC	425,449	$2,707,908
British American Tobacco PLC	250,802	9,543,379
Cable & Wireless Communications PLC	237,663	203,097
Close Brothers Group PLC	318,442	3,927,900
Dairy Crest Group PLC	290,065	1,717,752
DS Smith PLC	200,250	538,188
FirstGroup PLC	248,310	1,619,355
Hays PLC	313,636	554,093
HMV Group PLC	465,114	336,490
HSBC Holdings PLC	174,440	1,810,306
IMI PLC	203,727	2,571,550
Provident Financial PLC	397,652	4,958,976
Royal Dutch Shell PLC Class A	255,786	8,285,325
United Business Media Ltd.	298,684	3,142,187
Vodafone Group PLC	173,016	469,836

		42,386,342

TOTAL COMMON STOCKS
(Cost: $262,222,655)		292,158,039

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%[c,d]	219,931	219,931

		219,931

TOTAL SHORT-TERM INVESTMENTS
(Cost: $219,931)		219,931

TOTAL INVESTMENTS IN SECURITIES – 99.81%
(Cost: $262,442,586)		292,377,970

Other Assets, Less Liabilities – 0.19%		542,259

NET ASSETS – 100.00%		$292,920,229

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.86%

AEROSPACE & DEFENSE – 2.41%
General Dynamics Corp.	851,189	$57,982,995
Northrop Grumman Corp.	1,195,598	75,573,749

		133,556,744

AGRICULTURE – 5.35%
Altria Group Inc.	2,663,037	67,694,401
Lorillard Inc.	1,925,753	164,343,761
Universal Corp.[a]	1,561,964	64,727,788

		296,765,950

APPAREL – 1.90%
VF Corp.	1,269,711	105,690,744

		105,690,744

BANKS – 5.11%
BancorpSouth Inc.	1,484,339	19,578,431
Bank of Hawaii Corp.	1,512,990	65,346,038
BB&T Corp.	882,343	20,655,650
F.N.B. Corp.	2,737,821	23,271,479
FirstMerit Corp.	1,240,630	21,314,023
Trustmark Corp.	1,751,925	38,700,023
United Bankshares Inc.[a]	2,406,762	64,308,681
Valley National Bancorp	2,297,189	30,644,501

		283,818,826

BEVERAGES – 1.18%
Coca-Cola Co. (The)	1,066,227	65,381,040

		65,381,040

BUILDING MATERIALS – 0.16%
Masco Corp.	845,187	9,009,693

		9,009,693

CHEMICALS – 6.57%
Dow Chemical Co. (The)	857,182	26,426,921
Eastman Chemical Co.	1,128,849	88,693,666
International Flavors & Fragrances Inc.	920,573	46,175,942
PPG Industries Inc.	1,393,403	106,874,010
RPM International Inc.	1,566,093	32,433,786
Sensient Technologies Corp.	1,137,706	36,759,281
Valspar Corp. (The)	844,378	27,104,534

		364,468,140

COMMERCIAL SERVICES – 1.63%
Deluxe Corp.[a]	2,806,561	57,366,107

Security	Shares	Value
R.R. Donnelley & Sons Co.	1,808,047	$33,358,467

		90,724,574

COSMETICS & PERSONAL CARE – 0.53%
Avon Products Inc.	962,597	29,311,079

		29,311,079

DISTRIBUTION & WHOLESALE – 2.87%
Genuine Parts Co.	1,610,818	77,093,749
Watsco Inc.[a]	1,465,136	82,003,662

		159,097,411

ELECTRIC – 22.08%
Alliant Energy Corp.	1,915,774	69,983,224
American Electric Power Co. Inc.	1,788,658	66,967,356
Black Hills Corp.[a]	2,121,671	67,554,005
CenterPoint Energy Inc.	2,066,199	34,216,255
Cleco Corp.	1,291,661	40,390,239
DPL Inc.	1,530,474	39,945,371
DTE Energy Co.	1,868,598	87,375,642
Edison International	1,330,269	49,086,926
Entergy Corp.	1,397,657	104,167,376
FirstEnergy Corp.	1,828,620	66,415,478
NextEra Energy Inc.	1,308,046	71,994,852
Northeast Utilities	1,459,459	45,651,878
OGE Energy Corp.	1,485,745	65,610,499
PG&E Corp.	1,444,324	69,067,574
Pinnacle West Capital Corp.	2,159,297	88,876,665
PPL Corp.	1,649,362	44,367,838
Public Service Enterprise Group Inc.	1,544,752	49,972,727
SCANA Corp.	1,945,153	79,440,049
TECO Energy Inc.	1,941,973	34,159,305
UniSource Energy Corp.	1,426,469	50,026,268

		1,225,269,527

ELECTRICAL COMPONENTS & EQUIPMENT – 2.34%
Emerson Electric Co.	1,223,545	67,172,620
Hubbell Inc. Class B	1,156,344	62,465,703

		129,638,323

ENVIRONMENTAL CONTROL – 1.38%
Republic Services Inc.	988,147	29,456,662
Waste Management Inc.	1,324,282	47,303,353

		76,760,015

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2010

Security	Shares	Value
FOOD – 4.66%
General Mills Inc.	2,083,545	$78,216,279
H.J. Heinz Co.	1,393,793	68,449,174
Kraft Foods Inc. Class A	1,655,854	53,434,409
Sara Lee Corp.	1,376,008	19,718,195
Sysco Corp.	1,316,786	38,792,515

		258,610,572

FOREST PRODUCTS & PAPER – 0.58%
MeadWestvaco Corp.	1,248,507	32,124,085

		32,124,085

GAS – 5.43%
AGL Resources Inc.	1,811,591	71,123,063
New Jersey Resources Corp.	1,273,948	51,582,155
Nicor Inc.	1,683,845	80,201,537
NiSource Inc.	2,303,809	39,878,934
Sempra Energy	1,090,140	58,300,687

		301,086,376

HOUSEHOLD PRODUCTS & WARES – 4.25%
Avery Dennison Corp.	806,482	29,315,621
Clorox Co. (The)	1,229,171	81,801,330
Kimberly-Clark Corp.	1,414,742	89,609,758
Tupperware Brands Corp.	786,717	35,252,789

		235,979,498

INSURANCE – 4.79%
Allstate Corp. (The)	1,092,489	33,309,990
Arthur J. Gallagher & Co.	2,190,968	61,697,659
Cincinnati Financial Corp.	2,337,800	68,824,832
Mercury General Corp.	2,395,886	101,777,237

		265,609,718

IRON & STEEL – 0.17%
Steel Dynamics Inc.	637,205	9,252,217

		9,252,217
MACHINERY – 1.87%
Briggs & Stratton Corp.	880,135	15,490,376
Caterpillar Inc.	1,123,721	88,324,471

		103,814,847

MANUFACTURING – 4.15%
Eaton Corp.	1,182,986	105,084,646
General Electric Co.	974,842	15,616,969
Honeywell International Inc.	1,143,202	53,856,246
Leggett & Platt Inc.	1,998,380	40,726,984

Security	Shares	Value
Trinity Industries Inc.	664,757	$15,109,927

		230,394,772

MEDIA – 0.69%
McGraw-Hill Companies Inc. (The)	1,021,020	38,441,403

		38,441,403

METAL FABRICATE & HARDWARE – 0.27%
Commercial Metals Co.	1,086,063	15,074,554

		15,074,554

OFFICE & BUSINESS EQUIPMENT – 0.95%
Pitney Bowes Inc.	2,412,763	52,936,020

		52,936,020

OIL & GAS – 3.17%
Chevron Corp.	1,338,090	110,539,615
Sunoco Inc.	1,746,367	65,436,371

		175,975,986

PACKAGING & CONTAINERS – 0.84%
Sonoco Products Co.	1,393,333	46,676,656

		46,676,656

PHARMACEUTICALS – 3.67%
Bristol-Myers Squibb Co.	1,849,059	49,739,687
Eli Lilly and Co.	2,131,570	75,031,264
Merck & Co. Inc.	1,542,057	55,945,828
Pfizer Inc.	1,330,336	23,147,846

		203,864,625

PIPELINES – 1.38%
ONEOK Inc.	1,538,444	76,645,280

		76,645,280

RETAIL – 3.58%
Darden Restaurants Inc.	1,185,337	54,181,754
Home Depot Inc. (The)	1,224,556	37,814,290
McDonald’s Corp.	1,372,478	106,737,614

		198,733,658

SAVINGS & LOANS – 1.95%
Astoria Financial Corp.	1,746,198	21,687,779
First Niagara Financial Group Inc.	1,620,254	19,200,010
New York Community Bancorp Inc.	2,934,093	49,674,194
People’s United Financial Inc.	1,421,786	17,502,186

		108,064,169

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2010

Security	Shares	Value
TELECOMMUNICATIONS – 3.35%
AT&T Inc.	2,249,993	$64,124,800
CenturyLink Inc.	2,942,655	121,767,064

		185,891,864

TOYS, GAMES & HOBBIES – 0.60%
Mattel Inc.	1,438,575	33,561,955

		33,561,955

TOTAL COMMON STOCKS
(Cost: $5,103,032,357)		5,542,230,321

SHORT-TERM INVESTMENTS – 0.13%

MONEY MARKET FUNDS – 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%[a,b]	7,377,515	7,377,515

		7,377,515

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,377,515)		7,377,515

TOTAL INVESTMENTS IN SECURITIES – 99.99%
(Cost: $5,110,409,872)		5,549,607,836

Other Assets, Less Liabilities – 0.01%		684,129

NET ASSETS – 100.00%		$5,550,291,965

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.97%

AIRLINES – 8.88%
AMR Corp.[a,b]	704,871	$5,554,384
Delta Air Lines Inc.[a]	688,928	9,569,210
JetBlue Airways Corp.[a,b]	768,476	5,363,962
Southwest Airlines Co.	746,898	10,277,317
United Continental Holdings Inc.[a]	737,780	21,425,131

		52,190,004

TRANSPORTATION – 86.87%
Alexander & Baldwin Inc.	769,993	26,510,859
C.H. Robinson Worldwide Inc.[b]	685,019	48,280,139
Con-way Inc.	727,829	24,025,635
CSX Corp.	666,728	40,970,436
Expeditors International of Washington Inc.	610,359	30,127,320
FedEx Corp.	685,086	60,095,744
J.B. Hunt Transport Services Inc.	750,259	26,979,314
Kansas City Southern Industries Inc.[a]	701,969	30,760,281
Landstar System Inc.	668,018	25,130,837
Norfolk Southern Corp.	668,200	41,087,618
Overseas Shipholding Group Inc.[b]	689,655	23,055,167
Ryder System Inc.	644,757	28,208,119
Union Pacific Corp.	678,388	59,481,060
United Parcel Service Inc. Class B	682,380	45,951,469

		510,663,998

TRUCKING & LEASING – 4.22%
GATX Corp.	783,199	24,796,080

		24,796,080

TOTAL COMMON STOCKS
(Cost: $623,005,087)		587,650,082

SHORT-TERM INVESTMENTS – 4.04%

MONEY MARKET FUNDS – 4.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%[c,d,e]	20,512,291	20,512,291
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%[c,d,e]	2,855,196	2,855,196

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%[c,d]	392,203	$392,203

		23,759,690

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,759,690)		23,759,690

TOTAL INVESTMENTS IN SECURITIES – 104.01%
(Cost: $646,764,777)		611,409,772

Other Assets, Less Liabilities – (4.01)%		(23,577,737)

NET ASSETS – 100.00%		$587,832,035

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2010

	iShares Dow Jones U.S. Index Fund	iShares Dow Jones U.S. Energy Sector Index Fund	iShares Dow Jones U.S. Healthcare Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$555,119,360	$778,735,132	$725,894,682
Affiliated issuers (Note 2)	7,562,024	6,825,022	3,916,210

Total cost of investments	$562,681,384	$785,560,154	$729,810,892

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$549,971,833	$665,537,385	$571,142,710
Affiliated issuers (Note 2)	7,318,432	6,825,022	3,916,210

Total fair value of investments	557,290,265	672,362,407	575,058,920
Receivables:
Dividends and interest	593,358	474,392	586,119
Capital shares sold	–	5,386	–

Total Assets	557,883,623	672,842,185	575,645,039

LIABILITIES
Payables:
Investment securities purchased	54,092	–	678,411
Collateral for securities on loan (Note 5)	5,055,960	6,090,653	2,914,545
Investment advisory fees (Note 2)	93,319	263,308	231,107

Total Liabilities	5,203,371	6,353,961	3,824,063

NET ASSETS	$552,680,252	$666,488,224	$571,820,976

Net assets consist of:
Paid-in capital	$611,307,863	$873,096,098	$768,182,254
Undistributed net investment income	709,610	231,988	407,440
Accumulated net realized loss	(53,946,102)	(93,642,115)	(42,016,746)
Net unrealized depreciation	(5,391,119)	(113,197,747)	(154,751,972)

NET ASSETS	$552,680,252	$666,488,224	$571,820,976

Shares outstanding[b]	9,300,000	19,600,000	8,900,000

Net asset value per share	$59.43	$34.00	$64.25

[a]	Securities on loan with values of $4,940,507, $5,965,974 and $2,844,743, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2010

	iShares Dow Jones U.S. Technology Sector Index Fund	iShares Dow Jones U.S. Telecommunications Sector Index Fund	iShares Dow Jones U.S. Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,282,916,530	$785,400,743	$609,396,028
Affiliated issuers (Note 2)	22,247,705	31,825,562	11,832,820

Total cost of investments	$1,305,164,235	$817,226,305	$621,228,848

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,303,245,331	$799,027,554	$540,636,798
Affiliated issuers (Note 2)	22,247,705	31,825,562	11,832,820

Total fair value of investments	1,325,493,036	830,853,116	552,469,618
Receivables:
Dividends and interest	249,862	3,371,567	1,080,014
Capital shares sold	2,521	–	19,138

Total Assets	1,325,745,419	834,224,683	553,568,770

LIABILITIES
Payables:
Investment securities purchased	–	3,939,669	779,824
Collateral for securities on loan (Note 5)	21,526,698	30,402,967	10,897,392
Capital shares redeemed	2,521	893	–
Investment advisory fees (Note 2)	503,132	320,505	213,531

Total Liabilities	22,032,351	34,664,034	11,890,747

NET ASSETS	$1,303,713,068	$799,560,649	$541,678,023

Net assets consist of:
Paid-in capital	$1,328,913,851	$1,080,097,286	$664,276,678
Undistributed (distributions in excess of) net investment income	(352,700)	3,714,295	885,755
Accumulated net realized loss	(45,176,884)	(297,877,743)	(54,725,180)
Net unrealized appreciation (depreciation)	20,328,801	13,626,811	(68,759,230)

NET ASSETS	$1,303,713,068	$799,560,649	$541,678,023

Shares outstanding[b]	21,150,000	36,250,000	7,000,000

Net asset value per share	$61.64	$22.06	$77.38

[a]	Securities on loan with values of $20,973,302, $27,034,549 and $10,679,113, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2010

	iShares Dow Jones International Select Dividend Index Fund	iShares Dow Jones Select Dividend Index Fund	iShares Dow Jones Transportation Average Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$262,222,655	$4,779,427,877	$623,005,087
Affiliated issuers (Note 2)	219,931	330,981,995	23,759,690

Total cost of investments	$262,442,586	$5,110,409,872	$646,764,777

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$292,158,039	$5,206,270,078	$587,650,082
Affiliated issuers (Note 2)	219,931	343,337,758	23,759,690

Total fair value of investments	292,377,970	5,549,607,836	611,409,772
Foreign currencies, at value[b]	213,864	–	–
Receivables:
Due from custodian (Note 4)	7,065,435	–	–
Dividends and interest	428,012	9,443,869	37,268
Capital shares sold	–	3,492	1,274

Total Assets	300,085,281	5,559,055,197	611,448,314

LIABILITIES
Payables:
Investment securities purchased	7,065,435	6,873,077	–
Collateral for securities on loan (Note 5)	–	–	23,367,487
Capital shares redeemed	–	58,390	7,310
Investment advisory fees (Note 2)	99,617	1,831,765	241,482

Total Liabilities	7,165,052	8,763,232	23,616,279

NET ASSETS	$292,920,229	$5,550,291,965	$587,832,035

Net assets consist of:
Paid-in capital	$295,562,683	$7,686,053,857	$632,893,366
Undistributed (distributions in excess of) net investment income	(162,635)	6,281,281	(269,157)
Accumulated net realized loss	(32,425,188)	(2,581,241,137)	(9,437,169)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	29,945,369	439,197,964	(35,355,005)

NET ASSETS	$292,920,229	$5,550,291,965	$587,832,035

Shares outstanding[c]	8,900,000	115,500,000	6,850,000

Net asset value per share	$32.91	$48.05	$85.81

[a]	Securities on loan with values of $ –, $ – and $22,858,876, respectively. See Note 5.
[b]	Cost of foreign currencies: $214,073, $ – and $ –, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares Dow Jones U.S. Index Fund	iShares Dow Jones U.S. Energy Sector Index Fund	iShares Dow Jones U.S. Healthcare Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$5,507,625	$6,904,026	$6,531,499
Dividends from affiliated issuers (Note 2)	8,620	–	–
Interest from affiliated issuers (Note 2)	456	490	557
Securities lending income from affiliated issuers (Note 2)	25,292	28,040	12,111

Total investment income	5,541,993	6,932,556	6,544,167

EXPENSES
Investment advisory fees (Note 2)	545,295	1,515,255	1,401,948

Total expenses	545,295	1,515,255	1,401,948

Net investment income	4,996,698	5,417,301	5,142,219

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,170,617)	(11,505,375)	(4,231,009)
Investments in affiliated issuers (Note 2)	31,014	–	–
In-kind redemptions	14,210,301	776,862	(5,711,858)

Net realized gain (loss)	11,070,698	(10,728,513)	(9,942,867)

Net change in unrealized appreciation/depreciation	(15,426,401)	(9,367,321)	2,288,849

Net realized and unrealized loss	(4,355,703)	(20,095,834)	(7,654,018)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$640,995	$(14,678,533)	$(2,511,799)

[a]	Net of foreign withholding tax of $2,401, $975 and $19,059, respectively.

See notes to financial statements.

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares Dow Jones U.S. Technology Sector Index Fund	iShares Dow Jones U.S. Telecommunications Sector Index Fund	iShares Dow Jones U.S. Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$5,796,244	$11,573,172	$10,440,211
Interest from affiliated issuers (Note 2)	747	435	411
Securities lending income from affiliated issuers (Note 2)	38,972	89,273	5,232

Total investment income	5,835,963	11,662,880	10,445,854

EXPENSES
Investment advisory fees (Note 2)	2,992,816	1,521,941	1,146,435

Total expenses	2,992,816	1,521,941	1,146,435

Net investment income	2,843,147	10,140,939	9,299,419

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(983,722)	(54,166,222)	(10,058,059)
In-kind redemptions	41,630,537	32,251,774	592,802

Net realized gain (loss)	40,646,815	(21,914,448)	(9,465,257)

Net change in unrealized appreciation/depreciation	(13,069,561)	75,008,969	28,585,209

Net realized and unrealized gain	27,577,254	53,094,521	19,119,952

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,420,401	$63,235,460	$28,419,371

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares Dow Jones International Select Dividend Index Fund	iShares Dow Jones Select Dividend Index Fund	iShares Dow Jones Transportation Average Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$3,856,814	$83,434,978	$4,580,755
Dividends from affiliated issuers (Note 2)	–	6,077,202	–
Interest from affiliated issuers (Note 2)	86	3,619	406
Securities lending income from affiliated issuers (Note 2)	–	–	9,515

Total investment income	3,856,900	89,515,799	4,590,676

EXPENSES
Investment advisory fees (Note 2)	372,798	8,921,477	1,271,785

Total expenses	372,798	8,921,477	1,271,785

Net investment income	3,484,102	80,594,322	3,318,891

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,748,965)	(15,372,317)	(2,567,757)
Investments in affiliated issuers (Note 2)	–	3,641,085	–
In-kind redemptions	–	56,407,837	18,473,253
Foreign currency transactions	40,870	–	–

Net realized gain (loss)	(1,708,095)	44,676,605	15,905,496

Net change in unrealized appreciation/depreciation on:
Investments	14,262,379	43,387,975	(3,417,740)
Translation of assets and liabilities in foreign currencies	10,836	–	–

Net change in unrealized appreciation/depreciation	14,273,215	43,387,975	(3,417,740)

Net realized and unrealized gain	12,565,120	88,064,580	12,487,756

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,049,222	$168,658,902	$15,806,647

[a]	Net of foreign withholding tax of $341,903, $ – and $ –, respectively.

See notes to financial statements.

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,996,698	$10,204,233	$5,417,301	$10,269,998
Net realized gain (loss)	11,070,698	13,176,097	(10,728,513)	565,366
Net change in unrealized appreciation/depreciation	(15,426,401)	161,834,157	(9,367,321)	154,453,016

Net increase (decrease) in net assets resulting from operations	640,995	185,214,487	(14,678,533)	165,288,380

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,888,574)	(10,263,425)	(5,185,313)	(10,490,266)

Total distributions to shareholders	(4,888,574)	(10,263,425)	(5,185,313)	(10,490,266)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,154,634	32,854,895	27,908,112	154,101,445
Cost of shares redeemed	(52,157,583)	(97,721,819)	(86,268,834)	(161,803,630)

Net decrease in net assets from capital share transactions	(41,002,949)	(64,866,924)	(58,360,722)	(7,702,185)

INCREASE (DECREASE) IN NET ASSETS	(45,250,528)	110,084,138	(78,224,568)	147,095,929

NET ASSETS
Beginning of period	597,930,780	487,846,642	744,712,792	597,616,863

End of period	$552,680,252	$597,930,780	$666,488,224	$744,712,792

Undistributed net investment income included in net assets at end of period	$709,610	$601,486	$231,988	$–

SHARES ISSUED AND REDEEMED
Shares sold	200,000	600,000	900,000	4,800,000
Shares redeemed	(950,000)	(1,850,000)	(2,800,000)	(5,200,000)

Net decrease in shares outstanding	(750,000)	(1,250,000)	(1,900,000)	(400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Sector Index Fund		iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,142,219	$9,879,080	$2,843,147	$5,268,724
Net realized gain (loss)	(9,942,867)	(22,976,505)	40,646,815	28,652,618
Net change in unrealized appreciation/depreciation	2,288,849	195,469,120	(13,069,561)	367,040,246

Net increase (decrease) in net assets resulting from operations	(2,511,799)	182,371,695	30,420,401	400,961,588

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,202,074)	(10,125,465)	(3,198,445)	(5,663,547)

Total distributions to shareholders	(5,202,074)	(10,125,465)	(3,198,445)	(5,663,547)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,797,179	308,350,377	107,670,163	412,756,862
Cost of shares redeemed	(179,747,242)	(416,896,200)	(251,918,747)	(213,325,416)

Net increase (decrease) in net assets from capital share transactions	(142,950,063)	(108,545,823)	(144,248,584)	199,431,446

INCREASE (DECREASE) IN NET ASSETS	(150,663,936)	63,700,407	(117,026,628)	594,729,487

NET ASSETS
Beginning of period	722,484,912	658,784,505	1,420,739,696	826,010,209

End of period	$571,820,976	$722,484,912	$1,303,713,068	$1,420,739,696

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$407,440	$467,295	$(352,700)	$2,598

SHARES ISSUED AND REDEEMED
Shares sold	600,000	4,900,000	1,900,000	8,100,000
Shares redeemed	(2,950,000)	(7,000,000)	(4,600,000)	(4,100,000)

Net increase (decrease) in shares outstanding	(2,350,000)	(2,100,000)	(2,700,000)	4,000,000

See notes to financial statements.

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,140,939	$21,252,886	$9,299,419	$17,543,218
Net realized loss	(21,914,448)	(59,378,948)	(9,465,257)	(14,569,128)
Net change in unrealized appreciation/depreciation	75,008,969	143,860,646	28,585,209	95,841,589

Net increase in net assets resulting from operations	63,235,460	105,734,584	28,419,371	98,815,679

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,304,217)	(21,225,701)	(9,310,913)	(17,906,720)

Total distributions to shareholders	(10,304,217)	(21,225,701)	(9,310,913)	(17,906,720)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	508,289,629	294,551,119	103,694,369	112,528,220
Cost of shares redeemed	(345,191,560)	(327,009,420)	(49,850,665)	(130,567,360)

Net increase (decrease) in net assets from capital share transactions	163,098,069	(32,458,301)	53,843,704	(18,039,140)

INCREASE IN NET ASSETS	216,029,312	52,050,582	72,952,162	62,869,819

NET ASSETS
Beginning of period	583,531,337	531,480,755	468,725,861	405,856,042

End of period	$799,560,649	$583,531,337	$541,678,023	$468,725,861

Undistributed net investment income included in net assets at end of period	$3,714,295	$3,877,573	$885,755	$897,249

SHARES ISSUED AND REDEEMED
Shares sold	24,950,000	15,500,000	1,400,000	1,550,000
Shares redeemed	(17,350,000)	(17,750,000)	(700,000)	(1,850,000)

Net increase (decrease) in shares outstanding	7,600,000	(2,250,000)	700,000	(300,000)

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones International Select Dividend Index Fund		iShares Dow Jones Select Dividend Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,484,102	$3,823,950	$80,594,322	$133,180,331
Net realized gain (loss)	(1,708,095)	4,243,688	44,676,605	(222,608,267)
Net change in unrealized appreciation/depreciation	14,273,215	22,910,503	43,387,975	1,271,579,705

Net increase in net assets resulting from operations	16,049,222	30,978,141	168,658,902	1,182,151,769

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,004,297)	(3,879,067)	(81,926,119)	(137,640,709)

Total distributions to shareholders	(4,004,297)	(3,879,067)	(81,926,119)	(137,640,709)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	151,106,695	50,643,024	1,511,748,344	643,121,582
Cost of shares redeemed	–	–	(388,773,155)	(308,046,887)

Net increase in net assets from capital share transactions	151,106,695	50,643,024	1,122,975,189	335,074,695

INCREASE IN NET ASSETS	163,151,620	77,742,098	1,209,707,972	1,379,585,755

NET ASSETS
Beginning of period	129,768,609	52,026,511	4,340,583,993	2,960,998,238

End of period	$292,920,229	$129,768,609	$5,550,291,965	$4,340,583,993

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(162,635)	$357,560	$6,281,281	$7,613,078

SHARES ISSUED
Shares sold	4,750,000	1,700,000	32,750,000	14,200,000
Shares redeemed	–	–	(8,700,000)	(7,500,000)

Net increase in shares outstanding	4,750,000	1,700,000	24,050,000	6,700,000

See notes to financial statements.

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Transportation Average Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,318,891	$5,740,010
Net realized gain	15,905,496	30,528,252
Net change in unrealized appreciation/depreciation	(3,417,740)	123,531,075

Net increase in net assets resulting from operations	15,806,647	159,799,337

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,588,048)	(6,039,686)

Total distributions to shareholders	(3,588,048)	(6,039,686)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,310,727,976	2,779,050,515
Cost of shares redeemed	(2,282,612,582)	(2,646,762,290)

Net increase in net assets from capital share transactions	28,115,394	132,288,225

INCREASE IN NET ASSETS	40,333,993	286,047,876

NET ASSETS
Beginning of period	547,498,042	261,450,166

End of period	$587,832,035	$547,498,042

Distributions in excess of net investment income included in net assets at end of period	$(269,157)	$–

SHARES ISSUED AND REDEEMED
Shares sold	29,250,000	39,150,000
Shares redeemed	(28,900,000)	(37,300,000)

Net increase in shares outstanding	350,000	1,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006

Net asset value, beginning of period	$59.50	$43.17	$67.74	$72.25	$64.06	$55.32

Income from investment operations:
Net investment income	0.51 [a]	0.94 [a]	1.14 [a]	1.16 [a]	1.07 [a]	0.98
Net realized and unrealized gain (loss)[b]	(0.08)	16.34	(24.58)	(4.51)	8.16	8.71

Total from investment operations	0.43	17.28	(23.44)	(3.35)	9.23	9.69

Less distributions from:
Net investment income	(0.50)	(0.95)	(1.13)	(1.16)	(1.04)	(0.95)

Total distributions	(0.50)	(0.95)	(1.13)	(1.16)	(1.04)	(0.95)

Net asset value, end of period	$59.43	$59.50	$43.17	$67.74	$72.25	$64.06

Total return	0.80%[c]	40.33%	(34.80)%	(4.70)%	14.57%	17.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$552,680	$597,931	$487,847	$579,188	$650,250	$509,301
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.83%	1.80%	2.27%	1.64%	1.62%	1.63%
Portfolio turnover rate[e]	2%	6%	7%	4%	4%	5%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009[a]	Year ended Apr. 30, 2008[a]	Year ended Apr. 30, 2007[a]	Year ended Apr. 30, 2006[a]

Net asset value, beginning of period	$34.64	$27.29	$47.57	$36.79	$32.31	$23.53

Income from investment operations:
Net investment income	0.27 [b]	0.47 [b]	0.46 [b]	0.36 [b]	0.37 [b]	0.28
Net realized and unrealized gain (loss)[c]	(0.65)	7.36	(20.28)	10.79	4.49	8.79

Total from investment operations	(0.38)	7.83	(19.82)	11.15	4.86	9.07

Less distributions from:
Net investment income	(0.26)	(0.48)	(0.46)	(0.37)	(0.37)	(0.29)
Return of capital	–	–	–	(0.00)[d]	(0.01)	–

Total distributions	(0.26)	(0.48)	(0.46)	(0.37)	(0.38)	(0.29)

Net asset value, end of period	$34.00	$34.64	$27.29	$47.57	$36.79	$32.31

Total return	(0.99)%[e]	28.89%	(41.84)%	30.45%	15.26%	38.69%

Ratios/Supplemental data:
Net assets, end of period (000s)	$666,488	$744,713	$597,617	$1,198,857	$905,090	$954,697
Ratio of expenses to average net assets[f]	0.47%	0.48%	0.47%	0.48%	0.48%	0.60%
Ratio of net investment income to average net assets[f]	1.70%	1.48%	1.28%	0.84%	1.13%	1.00%
Portfolio turnover rate[g]	4%	8%	25%	2%	6%	2%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006

Net asset value, beginning of period	$64.22	$49.35	$63.53	$71.20	$61.79	$60.43

Income from investment operations:
Net investment income	0.54 [a]	0.87 [a]	0.95 [a]	0.76 [a]	0.86 [a]	0.46
Net realized and unrealized gain (loss)[b]	0.06	14.92	(14.20)	(7.55)	9.29	1.36

Total from investment operations	0.60	15.79	(13.25)	(6.79)	10.15	1.82

Less distributions from:
Net investment income	(0.57)	(0.92)	(0.93)	(0.88)	(0.74)	(0.46)

Total distributions	(0.57)	(0.92)	(0.93)	(0.88)	(0.74)	(0.46)

Net asset value, end of period	$64.25	$64.22	$49.35	$63.53	$71.20	$61.79

Total return	0.98%[c]	32.12%	(21.00)%	(9.63)%	16.55%	2.99%

Ratios/Supplemental data:
Net assets, end of period (000s)	$571,821	$722,485	$658,785	$857,697	$1,302,928	$1,177,029
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.60%
Ratio of net investment income to average net assets[d]	1.74%	1.46%	1.68%	1.10%	1.32%	0.75%
Portfolio turnover rate[e]	3%	4%	7%	5%	5%	4%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006

Net asset value, beginning of period	$59.57	$41.61	$56.38	$56.66	$51.89	$42.94

Income from investment operations:
Net investment income (loss)	0.13 [a]	0.23 [a]	0.23 [a]	0.13 [a]	0.08 [a]	(0.01)
Net realized and unrealized gain (loss)[b]	2.08	17.98	(14.76)	(0.25)	4.80	9.00

Total from investment operations	2.21	18.21	(14.53)	(0.12)	4.88	8.99

Less distributions from:
Net investment income	(0.14)	(0.25)	(0.24)	(0.13)	(0.08)	–
Return of capital	–	–	–	(0.03)	(0.03)	(0.04)

Total distributions	(0.14)	(0.25)	(0.24)	(0.16)	(0.11)	(0.04)

Net asset value, end of period	$61.64	$59.57	$41.61	$56.38	$56.66	$51.89

Total return	3.74%[c]	43.88%	(25.76)%	(0.23)%	9.43%	20.94%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,303,713	$1,420,740	$826,010	$1,088,048	$781,887	$557,864
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.60%
Ratio of net investment income (loss) to average net assets[d]	0.45%	0.44%	0.52%	0.21%	0.15%	(0.04)%
Portfolio turnover rate[e]	3%	4%	5%	5%	6%	7%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006

Net asset value, beginning of period	$20.37	$17.20	$25.27	$31.70	$25.57	$22.96

Income from investment operations:
Net investment income[a]	0.33	0.73	0.74	0.58	0.70	0.87
Net realized and unrealized gain (loss)[b]	1.69	3.17	(8.10)	(6.38)	6.05	2.55

Total from investment operations	2.02	3.90	(7.36)	(5.80)	6.75	3.42

Less distributions from:
Net investment income	(0.33)	(0.73)	(0.71)	(0.63)	(0.62)	(0.81)

Total distributions	(0.33)	(0.73)	(0.71)	(0.63)	(0.62)	(0.81)

Net asset value, end of period	$22.06	$20.37	$17.20	$25.27	$31.70	$25.57

Total return	10.11%[c]	23.04%	(29.28)%	(18.57)%	26.71%	15.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$799,561	$583,531	$531,481	$596,315	$1,039,852	$547,275
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.60%
Ratio of net investment income to average net assets[d]	3.16%	3.90%	3.86%	1.92%	2.46%	3.63%
Portfolio turnover rate[e]	21%	28%	26%	35%	12%	25%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006

Net asset value, beginning of period	$74.40	$61.49	$97.45	$101.03	$76.76	$72.98

Income from investment operations:
Net investment income	1.43 [a]	2.72 [a]	2.70 [a]	2.41 [a]	2.25 [a]	2.20
Net realized and unrealized gain (loss)[b]	2.99	12.98	(36.08)	(3.56)	24.31	3.76

Total from investment operations	4.42	15.70	(33.38)	(1.15)	26.56	5.96

Less distributions from:
Net investment income	(1.44)	(2.79)	(2.58)	(2.43)	(2.29)	(2.18)

Total distributions	(1.44)	(2.79)	(2.58)	(2.43)	(2.29)	(2.18)

Net asset value, end of period	$77.38	$74.40	$61.49	$97.45	$101.03	$76.76

Total return	6.07%[c]	25.85%	(34.67)%	(1.09)%	35.16%	8.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$541,678	$468,726	$405,856	$803,978	$959,823	$675,481
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.60%
Ratio of net investment income to average net assets[d]	3.85%	3.87%	3.45%	2.46%	2.59%	2.82%
Portfolio turnover rate[e]	6%	6%	9%	7%	5%	5%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones International Select Dividend Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Jun. 11, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$31.27	$21.24	$42.81	$49.10

Income from investment operations:
Net investment income[b]	0.70	1.18	1.42	3.30
Net realized and unrealized gain (loss)[c]	1.82	10.06	(20.98)	(7.66)

Total from investment operations	2.52	11.24	(19.56)	(4.36)

Less distributions from:
Net investment income	(0.88)	(1.21)	(2.01)	(1.93)

Total distributions	(0.88)	(1.21)	(2.01)	(1.93)

Net asset value, end of period	$32.91	$31.27	$21.24	$42.81

Total return	8.39%[d]	53.75%	(46.81)%	(9.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$292,920	$129,769	$52,027	$62,081
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	4.67%	3.98%	5.77%	8.29%
Portfolio turnover rate[f]	3%	62%	62%	42%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006

Net asset value, beginning of period	$47.46	$34.94	$59.40	$73.45	$64.05	$59.60

Income from investment operations:
Net investment income	0.83 [a]	1.59 [a]	2.12 [a]	2.44 [a]	2.23 [a]	2.12
Net realized and unrealized gain (loss)[b]	0.61	12.57	(24.40)	(14.01)	9.39	4.29

Total from investment operations	1.44	14.16	(22.28)	(11.57)	11.62	6.41

Less distributions from:
Net investment income	(0.85)	(1.64)	(2.18)	(2.48)	(2.22)	(1.96)

Total distributions	(0.85)	(1.64)	(2.18)	(2.48)	(2.22)	(1.96)

Net asset value, end of period	$48.05	$47.46	$34.94	$59.40	$73.45	$64.05

Total return	3.19%[c]	41.33%	(38.17)%	(16.05)%	18.48%	10.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,550,292	$4,340,584	$2,960,998	$5,901,872	$8,659,384	$6,257,704
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.61%	3.84%	4.72%	3.64%	3.28%	3.35%
Portfolio turnover rate[e]	2%	25%	51%	20%	6%	14%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006

Net asset value, beginning of period	$84.23	$56.23	$92.45	$90.20	$83.75	$61.62

Income from investment operations:
Net investment income	0.49 [a]	0.93 [a]	0.95 [a]	0.76 [a]	0.51 [a]	0.32
Net realized and unrealized gain (loss)[b]	1.66	28.02	(36.08)	2.35	6.53	22.18

Total from investment operations	2.15	28.95	(35.13)	3.11	7.04	22.50

Less distributions from:
Net investment income	(0.57)	(0.95)	(1.09)	(0.86)	(0.54)	(0.30)
Return of capital	–	–	–	–	(0.05)	(0.07)

Total distributions	(0.57)	(0.95)	(1.09)	(0.86)	(0.59)	(0.37)

Net asset value, end of period	$85.81	$84.23	$56.23	$92.45	$90.20	$83.75

Total return	2.64%[c]	51.90%	(38.06)%	3.49%	8.45%	36.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$587,832	$547,498	$261,450	$771,973	$365,312	$293,125
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.47%	0.48%	0.48%	0.60%
Ratio of net investment income to average net assets[d]	1.24%	1.33%	1.29%	0.86%	0.60%	0.39%
Portfolio turnover rate[e]	2%	12%	15%	9%	8%	10%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S., iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares Dow Jones International Select Dividend, iShares Dow Jones Select Dividend and iShares Dow Jones Transportation Average Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. and iShares Dow Jones Select Dividend Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The iShares Dow Jones International Select Dividend Index Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

78	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of October 31, 2010, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The iShares Dow Jones International Select Dividend Index Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of October 31, 2010, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2010.

The Funds had tax basis net capital loss carryforwards as of April 30, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Dow Jones U.S.	$–	$–	$773,777	$–	$–	$–	$12,857,723	$29,445,888	$43,077,388
Dow Jones U.S. Energy Sector	2,710,478	124,959	–	–	712,195	–	17,026,947	47,146,200	67,720,779
Dow Jones U.S. Healthcare Sector	–	799,884	–	519,297	3,188,912	2,321,632	1,325,798	8,036,854	16,192,377
Dow Jones U.S. Technology Sector	10,610,555	1,952,962	2,052,426	3,556,590	5,706,797	4,320,339	10,350,313	19,733,772	58,283,754
Dow Jones U.S. Telecommunications Sector	12,363,187	998,718	376,854	–	3,799,540	–	37,556,483	109,926,562	165,021,344
Dow Jones U.S. Utilities Sector	3,329,447	8,539,740	1,702,578	–	4,406,966	–	345,393	18,294,046	36,618,170
Dow Jones International Select Dividend	–	–	–	–	–	–	7,994,651	17,794,089	25,788,740
Dow Jones
Select Dividend	–	–	842,993	30,488,444	11,633,250	22,860,226	812,020,292	1,654,618,293	2,532,463,498
Dow Jones
Transportation Average	–	–	2,986	1,535,209	781,024	–	10,444,516	3,834,866	16,598,601

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The iShares Dow Jones International Select Dividend Index Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” This Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended October 31, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2010 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S.	$582,335,372	$70,932,008	$(95,977,115)	$(25,045,107)
Dow Jones U.S. Energy Sector	798,438,818	22,286,886	(148,363,297)	(126,076,411)
Dow Jones U.S. Healthcare Sector	740,380,028	13,060,824	(178,381,932)	(165,321,108)
Dow Jones U.S. Technology Sector	1,323,233,654	148,726,063	(146,466,681)	2,259,382
Dow Jones U.S. Telecommunications Sector	868,870,961	45,088,817	(83,106,662)	(38,017,845)
Dow Jones U.S. Utilities Sector	630,219,796	16,566,527	(94,316,705)	(77,750,178)
Dow Jones International Select Dividend	267,970,790	28,230,549	(3,823,369)	24,407,180
Dow Jones Select Dividend	5,153,748,413	604,113,868	(208,254,445)	395,859,423
Dow Jones Transportation Average	647,957,497	11,939,015	(48,486,740)	(36,547,725)

Management has reviewed the tax positions as of October 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Transportation Average Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares Dow Jones U.S., iShares Dow Jones International Select Dividend and iShares Dow Jones Select Dividend Index Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S.	0.20%
Dow Jones International Select Dividend	0.50
Dow Jones Select Dividend	0.40

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended October 31, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S.	$13,557
Dow Jones U.S. Energy Sector	15,075
Dow Jones U.S. Healthcare Sector	6,511
Dow Jones U.S. Technology Sector	20,805

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Telecommunications Sector	$48,043
Dow Jones U.S. Utilities Sector	2,794
Dow Jones Transportation Average	5,081

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

As of October 31, 2010, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain

Dow Jones U.S.
BlackRock Inc.	1,985	40	(190)	1,835	$313,767	$3,850	$2,551

PNC Financial Services Group Inc. (The)	24,556	1,123	(2,541)	23,138	1,247,138	4,770	28,463

					$1,560,905	$8,620	$31,014

82	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Dow Jones Select Dividend
Black Hills Corp.	1,387,234	909,799	(175,362)	2,121,671	$67,554,005	$1,134,769	$92,459
Deluxe Corp.	2,242,291	810,275	(246,005)	2,806,561	57,366,107	1,147,522	891,695
United Bankshares Inc.	1,914,397	689,086	(196,721)	2,406,762	64,308,681	1,190,225	1,307,200
Universal Corp.	1,236,318	465,680	(140,034)	1,561,964	64,727,788	1,273,630	(260,278)
Watsco Inc.	1,150,552	446,217	(131,633)	1,465,136	82,003,662	1,331,056	1,610,009

					$335,960,243	$6,077,202	$3,641,085

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S.	$13,004,556	$11,734,935
Dow Jones U.S. Energy Sector	27,521,538	27,349,400
Dow Jones U.S. Healthcare Sector	20,179,393	16,125,830
Dow Jones U.S. Technology Sector	37,258,945	36,987,698
Dow Jones U.S. Telecommunications Sector	145,908,154	135,950,430
Dow Jones U.S. Utilities Sector	27,041,475	27,132,543
Dow Jones International Select Dividend	8,122,417	5,070,039
Dow Jones Select Dividend	159,084,611	81,355,467
Dow Jones Transportation Average	10,535,543	9,986,691

In-kind transactions (see Note 4) for the six months ended October 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$11,130,611	$51,989,255
Dow Jones U.S. Energy Sector	27,839,053	85,987,384
Dow Jones U.S. Healthcare Sector	36,718,502	179,273,024
Dow Jones U.S. Technology Sector	107,479,884	251,435,871
Dow Jones U.S. Telecommunications Sector	507,200,935	344,508,572
Dow Jones U.S. Utilities Sector	103,295,973	49,607,393
Dow Jones International Select Dividend	147,335,038	–
Dow Jones Select Dividend	1,506,821,155	387,094,258
Dow Jones Transportation Average	2,305,422,196	2,277,648,857

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of October 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

84	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S.	$0.49889	$–	$0.00540	$0.50429	99%	–%	1%	100%
Dow Jones Select Dividend	0.83122	–	0.01538	0.84660	98	–	2	100

SUPPLEMENTAL INFORMATION	85

Notes:

86	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	87

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds	Trading Symbol
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

88	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Russia Capped	ERUS
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays 0-5 Year TIPS	STIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	89

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc., iShares Trust and iShares MSCI Russia Capped Index Fund, Inc. (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares» is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA»”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx», JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3895-1210

90	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-41-1010

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® DOW JONES SERIES

OCTOBER 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares Dow Jones U.S. Aerospace & Defense Index Fund  |  ITA  |  NYSE Arca

iShares Dow Jones U.S. Broker-Dealers Index Fund  |  IAI  |  NYSE Arca

iShares Dow Jones U.S. Healthcare Providers Index Fund  |  IHF  |  NYSE Arca

iShares Dow Jones U.S. Home Construction Index Fund  |  ITB  |  NYSE Arca

iShares Dow Jones U.S. Insurance Index Fund  |  IAK  |  NYSE Arca

iShares Dow Jones U.S. Medical Devices Index Fund  |  IHI  |  NYSE Arca

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund  |  IEO  |  NYSE Arca

iShares Dow Jones U.S. Oil Equipment & Services Index Fund  |  IEZ  |  NYSE Arca

iShares Dow Jones U.S. Pharmaceuticals Index Fund  |  IHE  |  NYSE Arca

iShares Dow Jones U.S. Regional Banks Index Fund  |  IAT  |  NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.73%	27.76%	28.37%	3.53%	3.53%	4.02%	16.91%	16.89%	19.41%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Aerospace & Defense Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Aerospace & Defense IndexSM (the “Index”). The Index measures the performance of the aerospace and defense sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (3.00)%, while the total return for the Index was (2.79)%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Aerospace/Defense	44.66%

Aerospace/Defense – Equipment	30.37

Metal Processors & Fabricators	7.13

Electronics – Military	3.93

Diversified Manufacturing Operations	3.51

Advanced Materials/Products	3.33

Electronic Measuring Instruments	3.08

Enterprise Software/Services	1.56

Automotive – Medium & Heavy Duty Trucks	1.38

Electronic Security Devices	0.95

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
United Technologies Corp.	8.81%

Boeing Co. (The)	7.80

General Dynamics Corp.	6.03

Precision Castparts Corp.	5.67

Lockheed Martin Corp.	5.56

Northrop Grumman Corp.	5.39

Raytheon Co.	5.11

Goodrich Corp.	4.57

Rockwell Collins Inc.	4.19

L-3 Communications Holdings Inc.	3.93

TOTAL	57.06%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.26)%	(2.19)%	(2.23)%	(11.61)%	(11.60)%	(11.44)%	(42.64)%	(42.62)%	(42.11)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Broker-Dealers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Investment Services IndexSM (the “Index”). The Index measures the performance of the investment services sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (8.61)%, while the total return for the Index was (8.80)%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Finance – Investment Banker/Broker	68.20%

Finance – Other Services	21.23

Investment Management/Advisory Services	10.46

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Goldman Sachs Group Inc. (The)	9.22%

CME Group Inc.	6.76

Morgan Stanley	6.69

Charles Schwab Corp. (The)	6.40

Ameriprise Financial Inc.	5.95

IntercontinentalExchange Inc.	5.31

NYSE Euronext Inc.	4.99

Legg Mason Inc.	4.52

TD AMERITRADE Holding Corp.	4.40

NASDAQ OMX Group Inc. (The)	4.16

TOTAL	58.40%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.72%	19.80%	20.28%	0.54%	0.55%	1.04%	2.46%	2.48%	4.78%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

The iShares Dow Jones U.S. Healthcare Providers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Health Care Providers IndexSM (the “Index”). The Index measures the performance of the health care providers sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (0.02)%, while the total return for the Index was 0.24%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Medical – HMO	43.75%

Pharmacy Services	18.75

Medical Labs & Testing Services	9.61

Medical – Hospitals	7.40

Dialysis Centers	3.48

Medical – Outpatient/Home Medical Care	3.31

Commercial Services	2.75

Physical Therapy/Rehab Centers	2.62

Research & Development	2.46

Physician Practice Management	2.36

Retirement/Aged Care Facilities	0.98

Medical – Nursing Homes	0.94

Life/Health Insurance	0.50

Medical Products	0.48

Internet Applications Software	0.31

Medical – Drugs	0.27

Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
UnitedHealth Group Inc.	13.21%

Express Scripts Inc.	8.94

Medco Health Solutions Inc.	8.89

WellPoint Inc.	7.98

Aetna Inc.	5.19

Humana Inc.	4.40

CIGNA Corp.	4.24

Laboratory Corp. of America Holdings	3.80

DaVita Inc.	3.48

Quest Diagnostics Inc.	3.38

TOTAL	63.51%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.75%	2.66%	3.33%	(27.02)%	(27.03)%	(26.15)%	(75.79)%	(75.82)%	(74.41)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

The iShares Dow Jones U.S. Home Construction Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Home Construction IndexSM (the “Index”). The Index measures the performance of the home construction sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (24.95)%, while the total return for the Index was (24.83)%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Building – Residential/Commercial	60.62%

Retail – Building Products	9.06

Coatings/Paint	3.64

Textile – Home Furnishings	3.51

Distribution/Wholesale	3.47

Building – Mobile Home/Manufactured Housing & RV	3.34

Building Products – Wood	3.25

Building and Construction Products – Miscellaneous	3.18

Diversified Manufacturing Operations	2.96

Building Products – Air and Heating	2.43

Building Products – Cement/Aggregates	1.88

Real Estate Operating/Development	1.73

Home Furnishings	0.77

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
NVR Inc.	9.54%

D.R. Horton Inc.	8.16

Pulte Group Inc.	7.54

Toll Brothers Inc.	7.43

Lennar Corp. Class A	7.21

Home Depot Inc. (The)	4.74

M.D.C. Holdings Inc.	4.60

Lowe’s Companies Inc.	4.31

KB Home	4.15

Ryland Group Inc.	3.66

TOTAL	61.34%

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.82%	18.88%	19.47%	(9.36)%	(9.37)%	(8.98)%	(35.77)%	(35.79)%	(34.51)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Insurance Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Insurance IndexSM (the “Index”). The Index measures the performance of the insurance sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (1.57)%, while the total return for the Index was (1.32)%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Multi-line Insurance	36.80%

Property/Casualty Insurance	28.82

Life/Health Insurance	27.93

Reinsurance	2.41

Insurance Brokers	2.31

Financial Guarantee Insurance	1.60

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Aflac Inc.	8.39%

Travelers Companies Inc. (The)	8.36

Prudential Financial Inc.	7.84

MetLife Inc.	7.53

ACE Ltd.	6.48

Chubb Corp.	5.88

Allstate Corp. (The)	4.95

Loews Corp.	4.32

Progressive Corp. (The)	4.25

Hartford Financial Services Group Inc. (The)	3.43

TOTAL	61.43%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.88%	13.95%	14.36%	2.11%	2.12%	2.65%	9.86%	9.90%	12.48%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Medical Devices Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Medical Equipment IndexSM (the “Index”). The Index measures the performance of the medical equipment sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (9.59)%, while the total return for the Index was (9.42)%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Medical Instruments	37.74%

Medical Products	30.92

Instruments – Scientific	11.46

Hospital Beds/Equipment	4.37

Respiratory Products	3.02

Diagnostic Equipment	2.84

Medical Sterilization Products	1.84

Medical – Biomedical/Gene	1.75

Patient Monitoring Equipment	1.75

Dental Supplies & Equipment	1.63

Electronic Measuring Instruments	0.93

Enterprise Software/Services	0.84

Ultra Sound Imaging Systems	0.75

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Medtronic Inc.	10.10%

Thermo Fisher Scientific Inc.	7.52

Covidien PLC	7.22

Stryker Corp.	6.10

St. Jude Medical Inc.	5.47

Boston Scientific Corp.	4.92

Intuitive Surgical Inc.	4.61

Zimmer Holdings Inc.	4.49

Varian Medical Systems Inc.	4.17

Waters Corp.	3.94

TOTAL	58.54%

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.63%	8.65%	9.19%	1.56%	1.55%	1.98%	7.21%	7.19%	9.21%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production IndexSM (the “Index”). The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (5.26)%, while the total return for the Index was (5.07)%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Oil Companies – Exploration & Production	90.91%

Oil Refining & Marketing	6.22

Gas – Distribution	1.97

Oil & Gas Drilling	0.76

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Occidental Petroleum Corp.	14.38%

Apache Corp.	9.02

Anadarko Petroleum Corp.	7.69

Devon Energy Corp.	6.74

EOG Resources Inc.	6.18

Noble Energy Inc.	3.88

Chesapeake Energy Corp.	3.84

Southwestern Energy Co.	3.26

Valero Energy Corp.	2.86

Newfield Exploration Co.	2.35

TOTAL	60.20%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.41%	15.43%	15.92%	(1.45)%	(1.45)%	(1.16)%	(6.37)%	(6.35)%	(5.11)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Oil Equipment & Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment & Services IndexSM (the “Index”). The Index measures the performance of the oil equipment and services sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 0.05%, while the total return for the Index was 0.26%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Oil – Field Services	52.78%

Oil Field Machinery & Equipment	21.88

Oil & Gas Drilling	21.48

Transportation – Marine	2.20

Transportation – Services	0.99

Seismic Data Collection	0.56

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Schlumberger Ltd.	18.29%

Halliburton Co.	8.46

National Oilwell Varco Inc.	7.75

Baker Hughes Inc.	6.80

Weatherford International Ltd.	4.81

Cameron International Corp.	4.37

FMC Technologies Inc.	3.75

Noble Corp.	3.71

Nabors Industries Ltd.	2.98

Pride International Inc.	2.55

TOTAL	63.47%

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.84%	25.94%	26.46%	6.87%	6.88%	7.41%	34.90%	34.92%	37.93%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Pharmaceuticals Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Pharmaceuticals IndexSM (the “Index”). The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 8.31%, while the total return for the Index was 8.57%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Medical – Drugs	62.01%

Medical Products	13.16

Medical – Generic Drugs	11.40

Medical – Biomedical/Gene	5.60

Therapeutics	5.22

Drug Delivery Systems	1.24

Consumer Products – Miscellaneous	1.16

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Johnson & Johnson	9.70%

Pfizer Inc.	8.72

Merck & Co. Inc.	7.81

Abbott Laboratories	6.84

Bristol-Myers Squibb Co.	5.63

Eli Lilly and Co.	5.02

Allergan Inc.	4.57

Hospira Inc.	3.45

Forest Laboratories Inc.	3.45

Mylan Inc.	3.01

TOTAL	58.20%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.82%	11.77%	12.31%	(14.25)%	(14.26)%	(13.99)%	(49.97)%	(50.00)%	(49.22)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Regional Banks Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Regional Banks IndexSM (the “Index”). The Index measures the performance of the regional bank sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was (16.94)%, while the total return for the Index was (16.78)%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Super-Regional Banks – U.S.	45.63%

Commercial Banks – Southern U.S.	14.83

Commercial Banks – Central U.S.	10.30

Savings & Loans/Thrifts – Eastern U.S.	9.24

Commercial Banks – Western U.S.	7.06

Commercial Banks – Eastern U.S.	6.59

Fiduciary Banks	5.03

Savings & Loans/Thrifts – Western U.S.	0.67

Savings & Loans/Thrifts – Central U.S.	0.52

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
U.S. Bancorp	18.41%

PNC Financial Services Group Inc. (The)	11.29

BB&T Corp.	6.45

SunTrust Banks Inc.	4.97

Northern Trust Corp.	4.77

Fifth Third Bancorp	3.98

Regions Financial Corp.	3.15

New York Community Bancorp Inc.	2.94

KeyCorp	2.87

M&T Bank Corp.	2.54

TOTAL	61.37%

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/10)	Ending Account Value (10/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/10 to 10/31/10)
Dow Jones U.S. Aerospace & Defense
Actual	$1,000.00	$970.00	0.47%	$2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Broker-Dealers
Actual	1,000.00	913.90	0.47	2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Healthcare Providers
Actual	1,000.00	999.80	0.47	2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Home Construction
Actual	1,000.00	750.50	0.47	2.07
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40

SHAREHOLDER EXPENSES	17

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/10)	Ending Account Value (10/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/10 to 10/31/10)
Dow Jones U.S. Insurance
Actual	$1,000.00	$984.30	0.47%	$2.35
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Medical Devices
Actual	1,000.00	904.10	0.47	2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Oil & Gas Exploration & Production
Actual	1,000.00	947.40	0.47	2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Oil Equipment & Services
Actual	1,000.00	1,000.50	0.47	2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Pharmaceuticals
Actual	1,000.00	1,083.10	0.47	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Regional Banks
Actual	1,000.00	830.60	0.47	2.17
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVANCED MATERIALS/PRODUCTS – 3.33%
Ceradyne Inc.[a]	86,763	$2,065,827
Hexcel Corp.[a]	182,060	3,235,206

		5,301,033

AEROSPACE/DEFENSE – 44.66%
Boeing Co. (The)	175,907	12,426,070
Cubic Corp.	54,126	2,358,270
Esterline Technologies Corp.[a]	58,468	3,533,806
General Dynamics Corp.	140,884	9,597,018
Lockheed Martin Corp.	124,217	8,855,430
Northrop Grumman Corp.	135,741	8,580,189
Raytheon Co.	176,652	8,140,124
Rockwell Collins Inc.	110,269	6,672,377
Spirit AeroSystems Holdings Inc. Class Aa	175,805	3,804,420
Teledyne Technologies Inc.[a]	77,443	3,219,306
TransDigm Group Inc.[a]	59,075	3,914,900

		71,101,910

AEROSPACE/DEFENSE – EQUIPMENT – 30.37%
AAR Corp.[a]	129,134	2,846,113
Alliant Techsystems Inc.[a]	49,928	3,806,511
BE Aerospace Inc.[a]	133,384	4,903,196
Curtiss-Wright Corp.	100,304	3,097,387
Goodrich Corp.	88,706	7,280,101
HEICO Corp. Class A	79,250	2,943,345
Moog Inc. Class Aa	86,636	3,257,514
Orbital Sciences Corp.[a]	168,924	2,743,326
Triumph Group Inc.	41,299	3,452,183
United Technologies Corp.	187,515	14,020,496

		48,350,172

AUTOMOTIVE – MEDIUM & HEAVY DUTY TRUCKS – 1.38%
Force Protection Inc.[a]	392,466	2,201,734

		2,201,734

DIVERSIFIED MANUFACTURING OPERATIONS – 3.51%
Textron Inc.[b]	268,456	5,589,254

		5,589,254

ELECTRONIC MEASURING INSTRUMENTS – 3.08%
FLIR Systems Inc.[a]	175,868	4,896,165

		4,896,165

ELECTRONIC SECURITY DEVICES – 0.95%
Taser International Inc.[a,b]	382,966	1,516,546

		1,516,546

Security	Shares	Value
ELECTRONICS – MILITARY – 3.93%
L-3 Communications Holdings Inc.	86,783	$6,264,865

		6,264,865

ENTERPRISE SOFTWARE/SERVICES – 1.56%
ManTech International Corp. Class Aa	63,409	2,486,267

		2,486,267

METAL PROCESSORS & FABRICATORS – 7.13%
Precision Castparts Corp.	66,108	9,029,031
RBC Bearings Inc.[a]	69,909	2,329,368

		11,358,399

TOTAL COMMON STOCKS
(Cost: $192,221,056)		159,066,345

SHORT-TERM INVESTMENTS – 3.58%

MONEY MARKET FUNDS – 3.58%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	4,919,652	4,919,652
BlackRock Cash Funds: Prime,
SL Agency Shares 0.26%[c,d,e]	684,788	684,788
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[c,d]	88,462	88,462

		5,692,902

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,692,902)		5,692,902

TOTAL INVESTMENTS IN SECURITIES – 103.48%
(Cost: $197,913,958)		164,759,247

Other Assets, Less Liabilities – (3.48)%		(5,540,773)

NET ASSETS – 100.00%		$159,218,474

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.89%

FINANCE – INVESTMENT BANKER/BROKER – 68.20%
Charles Schwab Corp. (The)	338,364	$5,210,806
E*TRADE Financial Corp.[a]	208,706	2,984,496
GFI Group Inc.	341,330	1,634,971
Goldman Sachs Group Inc. (The)	46,648	7,507,996
Greenhill & Co. Inc.[b]	35,891	2,787,654
Interactive Brokers Group Inc. Class Aa	113,972	2,133,556
Investment Technology Group Inc.[a]	133,126	1,895,714
Jefferies Group Inc.	121,779	2,914,171
KBW Inc.[b]	85,733	2,169,045
Knight Capital Group Inc. Class Aa	181,479	2,364,671
MF Global Holdings Ltd.[a]	307,914	2,410,967
Morgan Stanley	218,991	5,446,306
optionsXpress Holdings Inc.[a]	128,247	2,048,104
Piper Jaffray Companies, Inc.[a]	64,289	1,991,030
Raymond James Financial Inc.	115,827	3,268,638
Stifel Financial Corp.[a]	53,793	2,549,250
SWS Group Inc.	203,339	1,396,939
TD AMERITRADE Holding Corp.[a]	209,790	3,585,311
TradeStation Group Inc.[a]	229,533	1,260,136

		55,559,761

FINANCE – OTHER SERVICES – 21.23%
CME Group Inc.	19,020	5,509,143
IntercontinentalExchange Inc.[a]	37,680	4,328,302
NASDAQ OMX Group Inc. (The)[a]	161,232	3,389,097
NYSE Euronext Inc.	132,754	4,067,582

		17,294,124

INVESTMENT MANAGEMENT/ADVISORY SERVICES – 10.46%
Ameriprise Financial Inc.	93,785	4,847,747
Legg Mason Inc.	118,582	3,679,599

		8,527,346

TOTAL COMMON STOCKS
(Cost: $102,146,017)		81,381,231

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.75%

MONEY MARKET FUNDS – 1.75%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	1,159,888	$1,159,888
BlackRock Cash Funds: Prime,
SL Agency Shares 0.26%[c,d,e]	161,450	161,450
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[c,d]	99,447	99,447

		1,420,785

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,420,785)		1,420,785

TOTAL INVESTMENTS IN SECURITIES – 101.64%
(Cost: $103,566,802)		82,802,016

Other Assets, Less Liabilities – (1.64)%		(1,333,060)

NET ASSETS – 100.00%		$81,468,956

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.97%

COMMERCIAL SERVICES – 2.75%
Emergency Medical Services Corp. Class Aa	20,706	$1,125,992
Healthcare Services Group Inc.	29,686	713,354
HMS Holdings Corp.[a]	18,604	1,118,287

		2,957,633

DIALYSIS CENTERS – 3.48%
DaVita Inc.[a]	52,176	3,743,628

		3,743,628

INTERNET APPLICATIONS SOFTWARE – 0.31%
eResearchTechnology Inc.[a]	43,340	330,251

		330,251

LIFE/HEALTH INSURANCE – 0.50%
Universal American Corp.	33,483	538,407

		538,407

MEDICAL – DRUGS – 0.27%
PharMerica Corp.[a]	28,828	289,433

		289,433

MEDICAL – HMO – 43.75%
Aetna Inc.	187,154	5,588,418
AMERIGROUP Corp.[a]	33,869	1,413,353
Centene Corp.[a]	37,589	838,987
CIGNA Corp.	129,799	4,567,627
Coventry Health Care Inc.[a]	89,492	2,095,903
Health Net Inc.[a]	60,897	1,637,520
HealthSpring Inc.[a]	37,235	1,086,890
Humana Inc.[a]	81,273	4,737,403
Magellan Health Services Inc.[a]	22,852	1,096,896
Molina Healthcare Inc.[a]	14,494	375,684
UnitedHealth Group Inc.	394,594	14,225,114
WellCare Health Plans Inc.[a]	30,744	854,068
WellPoint Inc.[a]	158,031	8,587,405

		47,105,268

MEDICAL – HOSPITALS – 7.40%
Community Health Systems Inc.[a]	58,488	1,759,319
Health Management Associates Inc. Class Aa	167,628	1,342,700
LifePoint Hospitals Inc.[a]	36,514	1,238,555
Tenet Healthcare Corp.[a]	310,970	1,355,829

Security	Shares	Value
Universal Health Services Inc. Class B	55,142	$2,275,711

		7,972,114

MEDICAL – NURSING HOMES – 0.94%
Kindred Healthcare Inc.[a]	33,897	465,067
Sun Healthcare Group Inc.[a]	57,218	544,143

		1,009,210

MEDICAL – OUTPATIENT/HOME MEDICAL CARE – 3.31%
Amedisys Inc.[a]	22,879	582,499
AmSurg Corp.[a]	25,709	464,819
Gentiva Health Services Inc.[a]	23,815	554,413
Lincare Holdings Inc.	63,462	1,663,974
Res-Care Inc.[a]	22,889	302,821

		3,568,526

MEDICAL LABS & TESTING SERVICES – 9.61%
Bio-Reference Laboratories Inc.[a]	20,378	439,350
Covance Inc.[a]	40,707	1,912,822
Genoptix Inc.[a]	16,043	273,052
Laboratory Corp. of America Holdings[a,b]	50,248	4,086,167
Quest Diagnostics Inc.	73,954	3,634,099

		10,345,490

MEDICAL PRODUCTS – 0.48%
Hanger Orthopedic Group Inc.[a]	27,524	515,249

		515,249

PHARMACY SERVICES – 18.75%
Catalyst Health Solutions Inc.[a]	26,230	992,805
Express Scripts Inc.[a]	198,427	9,627,678
Medco Health Solutions Inc.[a]	182,132	9,567,394

		20,187,877

PHYSICAL THERAPY/REHAB CENTERS – 2.62%
HealthSouth Corp.[a]	63,233	1,143,885
Psychiatric Solutions Inc.[a]	35,437	1,194,227
RehabCare Group Inc.[a]	21,503	478,012

		2,816,124

PHYSICIAN PRACTICE MANAGEMENT – 2.36%
Healthways Inc.[a]	29,409	308,206
IPC The Hospitalist Co. Inc.[a]	14,192	454,570
MEDNAX Inc.[a]	30,024	1,777,721

		2,540,497

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2010

Security	Shares	Value
RESEARCH & DEVELOPMENT – 2.46%
PAREXEL International Corp.[a]	41,416	$890,444
Pharmaceutical Product Development Inc.	68,158	1,759,158

		2,649,602

RETIREMENT/AGED CARE FACILITIES – 0.98%
Brookdale Senior Living Inc.[a,b]	56,075	1,053,089

		1,053,089

TOTAL COMMON STOCKS
(Cost: $132,179,829)		107,622,398

SHORT-TERM INVESTMENTS – 0.66%

MONEY MARKET FUNDS – 0.66%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	568,251	568,251
BlackRock Cash Funds: Prime,
SL Agency Shares 0.26%[c,d,e]	79,097	79,097
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[c,d]	68,676	68,676

		716,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $716,024)		716,024

TOTAL INVESTMENTS IN SECURITIES – 100.63%
(Cost: $132,895,853)		108,338,422

Other Assets, Less Liabilities – (0.63)%		(683,091)

NET ASSETS – 100.00%		$107,655,331

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.84%

BUILDING – MOBILE HOME/MANUFACTURED HOUSING & RV – 3.34%
Cavco Industries Inc.[a]	197,059	$6,244,800
Skyline Corp.	269,005	4,796,359

		11,041,159

BUILDING – RESIDENTIAL/ COMMERCIAL – 60.62%
D.R. Horton Inc.	2,580,660	26,942,090
KB Home	1,303,317	13,697,862
Lennar Corp. Class A	1,642,214	23,828,525
M.D.C. Holdings Inc.	589,781	15,186,861
M/I Homes Inc.[a]	619,721	6,556,648
Meritage Homes Corp.[a]	628,909	11,515,324
NVR Inc.[a]	50,233	31,516,686
Pulte Group Inc.[a]	3,171,688	24,897,751
Ryland Group Inc.	807,311	12,093,519
Standard-Pacific Corp.[a]	2,598,314	9,431,880
Toll Brothers Inc.[a,b]	1,368,315	24,547,571

		200,214,717

BUILDING AND CONSTRUCTION PRODUCTS – MISCELLANEOUS – 3.18
Owens Corning[a]	388,169	10,496,090

		10,496,090

BUILDING PRODUCTS – AIR AND HEATING – 2.43%
Lennox International Inc.	196,217	8,046,859

		8,046,859

BUILDING PRODUCTS – CEMENT/AGGREGATES – 1.88%
Eagle Materials Inc.	264,280	6,200,009

		6,200,009

BUILDING PRODUCTS – WOOD – 3.25%
Masco Corp.	1,007,600	10,741,016

		10,741,016

COATINGS/PAINT – 3.64%
Sherwin-Williams Co. (The)	164,780	12,023,996

		12,023,996

DISTRIBUTION/WHOLESALE – 3.47%
Beacon Roofing Supply Inc.[a]	291,873	4,308,046
Watsco Inc.	127,619	7,142,835

		11,450,881

DIVERSIFIED MANUFACTURING OPERATIONS – 2.96%
Leggett & Platt Inc.	480,242	9,787,332

		9,787,332

Security	Shares	Value
HOME FURNISHINGS – 0.77%
Ethan Allen Interiors Inc.	167,971	$2,548,120

		2,548,120

REAL ESTATE OPERATING/ DEVELOPMENT – 1.73%
Avatar Holdings Inc.[a]	313,253	5,713,735

		5,713,735

RETAIL – BUILDING PRODUCTS – 9.06%
Home Depot Inc. (The)	507,256	15,664,065
Lowe’s Companies Inc.	668,057	14,249,656

		29,913,721

TEXTILE – HOME FURNISHINGS – 3.51%
Mohawk Industries Inc.[a]	202,280	11,598,735

		11,598,735

TOTAL COMMON STOCKS
(Cost: $397,308,912)		329,776,370

SHORT-TERM INVESTMENTS – 2.77%

MONEY MARKET FUNDS – 2.77%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	7,624,491	7,624,491
BlackRock Cash Funds: Prime,
SL Agency Shares 0.26%[c,d,e]	1,061,286	1,061,286
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[c,d]	459,424	459,424

		9,145,201

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,145,201)		9,145,201

TOTAL INVESTMENTS IN SECURITIES – 102.61%
(Cost: $406,454,113)		338,921,571

Other Assets, Less Liabilities – (2.61)%		(8,627,183)

NET ASSETS – 100.00%		$330,294,388

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.87%

FINANCIAL GUARANTEE INSURANCE – 1.60%
Assured Guaranty Ltd.	43,797	$834,333
MBIA Inc.[a,b]	40,600	455,126

		1,289,459

INSURANCE BROKERS – 2.31%
Arthur J. Gallagher & Co.	27,361	770,486
Brown & Brown Inc.	29,923	666,984
Erie Indemnity Co. Class A	7,487	428,106

		1,865,576

LIFE/HEALTH INSURANCE – 27.93%
Aflac Inc.	121,083	6,767,329
American Equity Investment Life Holding Co.	15,201	164,931
CNO Financial Group Inc.[b]	58,762	319,665
Delphi Financial Group Inc. Class A	12,057	326,383
Lincoln National Corp.	81,802	2,002,513
National Western Life Insurance Co. Class A	544	87,045
Principal Financial Group Inc.	78,047	2,094,781
Protective Life Corp.	22,295	534,411
Prudential Financial Inc.	120,270	6,323,797
StanCorp Financial Group Inc.	12,335	529,172
Symetra Financial Corp.	24,627	272,128
Torchmark Corp.	21,011	1,203,510
Unum Group	84,916	1,903,817

		22,529,482

MULTI-LINE INSURANCE – 36.80%
ACE Ltd.	87,976	5,227,534
Allstate Corp. (The)	130,993	3,993,977
American Financial Group Inc.	20,466	625,850
American National Insurance Co.	3,719	291,718
Assurant Inc.	27,696	1,095,100
Cincinnati Financial Corp.	39,483	1,162,380
CNA Financial Corp.[b]	7,714	213,832
Genworth Financial Inc. Class Ab	126,968	1,439,817
Hartford Financial Services Group Inc. (The)	115,386	2,766,956
Horace Mann Educators Corp.	10,240	191,386
Loews Corp.	88,329	3,487,229
MetLife Inc.	150,492	6,069,342

Security	Shares	Value
Old Republic International Corp.	62,566	$825,871
United Fire & Casualty Co.	5,966	119,499
Unitrin Inc.	11,938	290,093
XL Group PLC	88,905	1,880,341

		29,680,925

PROPERTY/CASUALTY INSURANCE – 28.82%
Alleghany Corp.[b]	1,883	565,804
AmTrust Financial Services Inc.	6,356	95,149
Arch Capital Group Ltd.[a,b]	12,915	1,115,727
Chubb Corp.	81,714	4,741,046
Employers Holdings Inc.	5,058	81,889
First American Financial Corp.	31,456	441,642
Hanover Insurance Group Inc. (The)	11,702	529,516
Harleysville Group Inc.	3,326	114,182
HCC Insurance Holdings Inc.	29,971	793,632
Infinity Property and Casualty Corp.	3,335	172,586
Markel Corp.[b]	2,551	854,636
Mercury General Corp.	6,904	293,282
Navigators Group Inc. (The)[b]	3,114	143,151
OneBeacon Insurance Group Ltd.	6,088	85,719
ProAssurance Corp.[b]	8,292	476,707
Progressive Corp. (The)	162,179	3,431,708
RLI Corp.	4,597	263,960
Safety Insurance Group Inc.	4,003	185,979
Selective Insurance Group Inc.	13,817	233,784
Tower Group Inc.	10,250	248,870
Travelers Companies Inc. (The)	122,087	6,739,202
W.R. Berkley Corp.	33,702	927,479
Wesco Financial Corp.	370	134,458
White Mountains Insurance Group Ltd.	1,805	576,156

		23,246,264

REINSURANCE – 2.41%
Allied World Assurance Holdings Ltd.	10,459	598,359
Argo Group International Holdings Ltd.[a]	8,113	281,440
Axis Capital Holdings Ltd.	31,192	1,060,840

		1,940,639

TOTAL COMMON STOCKS
(Cost: $84,571,838)		80,552,345

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.88%

MONEY MARKET FUNDS – 1.88%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.28%[c,d,e]	1,220,868	$1,220,868
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,d,e]	169,938	169,938
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[c,d]	122,492	122,492

		1,513,298

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,513,298)		1,513,298

TOTAL INVESTMENTS IN SECURITIES – 101.75%
(Cost: $86,085,136)		82,065,643

Other Assets, Less Liabilities – (1.75)%		(1,411,042)

NET ASSETS – 100.00%		$80,654,601

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.84%

DENTAL SUPPLIES & EQUIPMENT – 1.63%
Sirona Dental Systems Inc.[a]	150,227	$5,656,047

		5,656,047

DIAGNOSTIC EQUIPMENT – 2.84%
Cepheid Inc.[a,b]	248,064	5,219,266
Immucor Inc.[a]	266,552	4,638,005

		9,857,271

ELECTRONIC MEASURING INSTRUMENTS – 0.93%
Analogic Corp.	70,384	3,211,622

		3,211,622

ENTERPRISE SOFTWARE/SERVICES – 0.84%
Omnicell Inc.[a]	207,624	2,900,507

		2,900,507

HOSPITAL BEDS/EQUIPMENT – 4.37%
Hill-Rom Holdings Inc.	197,221	7,642,314
Kinetic Concepts Inc.[a]	197,628	7,515,793

		15,158,107

INSTRUMENTS – SCIENTIFIC – 11.46%
Thermo Fisher Scientific Inc.[a]	507,093	26,074,722
Waters Corp.[a]	184,155	13,651,410

		39,726,132

MEDICAL – BIOMEDICAL/GENE – 1.75%
Bio-Rad Laboratories Inc. Class Aa	66,994	6,070,996

		6,070,996

MEDICAL INSTRUMENTS – 37.74%
Arthrocare Corp.[a]	131,996	3,600,851
Beckman Coulter Inc.	181,755	9,676,636
Boston Scientific Corp.[a]	2,674,976	17,066,347
Bruker Corp.[a]	310,550	4,655,145
Conceptus Inc.[a,b]	165,176	2,347,151
Integra LifeSciences Holdings Corp.[a]	92,567	3,982,232
Intuitive Surgical Inc.[a]	60,819	15,992,356
Medtronic Inc.	994,488	35,015,922
Natus Medical Inc.[a]	183,470	2,403,457
NuVasive Inc.[a,b]	153,604	4,024,425
St. Jude Medical Inc.[a]	495,324	18,970,909
Symmetry Medical Inc.[a]	240,568	2,129,027
Thoratec Corp.[a]	186,712	6,094,280

Security	Shares	Value
Volcano Corp.[a]	198,060	$4,836,625

		130,795,363

MEDICAL PRODUCTS – 30.92%
ABIOMED Inc.[a]	221,593	2,284,624
Accuray Inc.[a]	354,313	2,331,380
American Medical Systems Holdings Inc.[a]	278,584	5,627,397
CareFusion Corp.[a]	418,616	10,105,390
Covidien PLC	627,887	25,033,855
Invacare Corp.	152,319	4,112,613
Stryker Corp.	427,176	21,140,940
Varian Medical Systems Inc.[a]	228,646	14,455,000
Wright Medical Group Inc.[a]	212,953	2,840,793
Zimmer Holdings Inc.[a]	328,376	15,578,157
Zoll Medical Corp.[a]	112,160	3,648,565

		107,158,714

MEDICAL STERILIZATION PRODUCTS – 1.84%
Steris Corp.	186,552	6,383,809

		6,383,809

PATIENT MONITORING EQUIPMENT – 1.75%
Masimo Corp.[b]	200,796	6,058,015

		6,058,015

RESPIRATORY PRODUCTS – 3.02%
ResMed Inc.[a,b]	328,118	10,457,121

		10,457,121

ULTRA SOUND IMAGING SYSTEMS – 0.75%
SonoSite Inc.[a]	83,980	2,617,657

		2,617,657

TOTAL COMMON STOCKS
(Cost: $385,838,507)		346,051,361

SHORT-TERM INVESTMENTS – 4.49%

MONEY MARKET FUNDS – 4.49%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.28%[c,d,e]	13,226,483	13,226,483
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,d,e]	1,841,052	1,841,052

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[c,d]	498,568	$498,568

		15,566,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,566,103)		15,566,103

TOTAL INVESTMENTS IN SECURITIES – 104.33%
(Cost: $401,404,610)		361,617,464

Other Assets, Less Liabilities – (4.33)%		(15,015,565)

NET ASSETS – 100.00%		$346,601,899

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.86%

GAS – DISTRIBUTION – 1.97%
Energen Corp.	73,383	$3,275,817
Southern Union Co.	119,768	3,009,770

		6,285,587

OIL & GAS DRILLING – 0.76%
Atlas Energy Inc.[a]	82,453	2,401,031

		2,401,031

OIL COMPANIES – EXPLORATION & PRODUCTION – 90.91%
Anadarko Petroleum Corp.	398,040	24,507,323
Apache Corp.	284,457	28,735,846
ATP Oil & Gas Corp.[a,b]	53,686	770,931
Berry Petroleum Co. Class A	52,349	1,790,859
Bill Barrett Corp.[a]	45,487	1,717,134
BPZ Resources Inc.[a,b]	130,725	486,297
Brigham Exploration Co.[a]	124,553	2,626,823
Cabot Oil & Gas Corp.	106,460	3,085,211
Carrizo Oil & Gas Inc.[a]	36,896	871,484
Chesapeake Energy Corp.	563,480	12,227,516
Cimarex Energy Co.	80,280	6,161,490
Clayton Williams Energy Inc.[a]	11,280	673,642
Cobalt International Energy Inc.[a]	367,548	3,399,819
Comstock Resources Inc.[a]	52,934	1,183,075
Concho Resources Inc.[a]	82,861	5,690,065
Contango Oil & Gas Co.[a]	16,062	844,701
Contango ORE Inc.[a,c]	1,646	–
Continental Resources Inc.[a]	34,875	1,657,609
Denbury Resources Inc.[a]	377,666	6,427,875
Devon Energy Corp.	330,282	21,474,936
EOG Resources Inc.	205,671	19,686,828
EQT Corp.	144,051	5,393,269
EXCO Resources Inc.	178,859	2,652,479
Forest Oil Corp.[a]	114,017	3,503,742
Goodrich Petroleum Corp.[a]	33,622	458,604
Mariner Energy Inc.[a]	106,650	2,657,718
McMoRan Exploration Co.[a]	97,022	1,633,850
Newfield Exploration Co.[a]	125,360	7,473,963
Noble Energy Inc.	151,625	12,354,405
Northern Oil and Gas Inc.[a]	55,414	1,090,548
Oasis Petroleum Inc.[a]	49,824	1,059,756
Occidental Petroleum Corp.	582,737	45,820,610
Penn Virginia Corp.	54,188	803,066

Security	Shares	Value
Petrohawk Energy Corp.[a]	292,832	$4,981,072
Petroleum Development Corp.[a]	23,599	736,525
Pioneer Natural Resources Co.	87,929	6,137,444
Plains Exploration & Production Co.[a]	140,853	3,925,573
QEP Resources Inc.	168,666	5,571,038
Quicksilver Resources Inc.[a]	130,745	1,957,253
Range Resources Corp.	152,099	5,686,982
Resolute Energy Corp.[a]	56,582	679,550
Rosetta Resources Inc.[a]	59,494	1,422,502
SandRidge Energy Inc.[a,b]	406,802	2,225,207
SM Energy Co.	65,782	2,741,794
Southwestern Energy Co.[a]	306,525	10,375,871
Stone Energy Corp.[a]	52,295	817,371
Swift Energy Co.[a]	43,046	1,371,015
Ultra Petroleum Corp.[a]	144,461	5,944,570
W&T Offshore Inc.	46,225	502,928
Whiting Petroleum Corp.[a]	57,184	5,743,561

		289,741,730

OIL REFINING & MARKETING – 6.22%
CVR Energy Inc.[a]	68,935	656,261
Frontier Oil Corp.	115,464	1,529,898
Holly Corp.	49,899	1,633,194
Sunoco Inc.	118,481	4,439,483
Tesoro Corp.	152,135	1,971,670
Valero Energy Corp.	508,480	9,127,216
Western Refining Inc.[a,b]	70,396	468,134

		19,825,856

TOTAL COMMON STOCKS
(Cost: $361,986,530)		318,254,204

SHORT-TERM INVESTMENTS – 1.10%

MONEY MARKET FUNDS – 1.10%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.28%[d,e,f]	2,616,971	2,616,971
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[d,e,f]	364,268	364,268

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[d,e]	538,185	$538,185

		3,519,424

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,519,424)		3,519,424

TOTAL INVESTMENTS IN SECURITIES – 100.96%
(Cost: $365,505,954)		321,773,628

Other Assets, Less Liabilities – (0.96)%		(3,069,662)

NET ASSETS – 100.00%		$318,703,966

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.89%

OIL & GAS DRILLING – 21.48%
Atwood Oceanics Inc.[a]	158,605	$5,156,249
Diamond Offshore Drilling Inc.[b]	140,683	9,307,587
Helmerich & Payne Inc.	210,114	8,988,677
Hercules Offshore Inc.[a]	539,931	1,274,237
Nabors Industries Ltd.[a]	571,658	11,947,652
Noble Corp.	430,587	14,868,169
Parker Drilling Co.[a]	456,654	1,931,646
Patterson-UTI Energy Inc.	380,312	7,381,856
Pioneer Drilling Co.[a]	225,173	1,387,066
Pride International Inc.[a]	335,993	10,187,308
Rowan Companies Inc.[a]	257,206	8,462,077
Unit Corp.[a]	129,598	5,084,130

		85,976,654

OIL – FIELD SERVICES – 52.78%
Baker Hughes Inc.	587,788	27,232,218
Cal Dive International Inc.[a]	374,773	1,896,351
CARBO Ceramics Inc.	55,661	4,662,722
Exterran Holdings Inc.[a]	178,866	4,502,057
Global Industries Ltd.[a]	417,465	2,417,122
Halliburton Co.	1,063,353	33,878,427
Helix Energy Solutions Group Inc.[a,b]	327,290	4,153,310
Hornbeck Offshore Services Inc.[a]	101,362	2,254,291
Key Energy Services Inc.[a]	389,277	3,834,378
Matrix Service Co.[a]	128,024	1,162,458
Newpark Resources Inc.[a]	300,758	1,768,457
Oceaneering International Inc.[a]	128,211	7,932,415
Oil States International Inc.[a]	127,554	6,520,560
RPC Inc.	121,188	2,667,348
Schlumberger Ltd.	1,047,368	73,200,550
SEACOR Holdings Inc.[a]	57,638	5,461,201
Superior Energy Services Inc.[a]	210,704	5,819,644
Tetra Technologies Inc.[a]	270,458	2,639,670
Weatherford International Ltd.[a]	1,144,807	19,244,206

		211,247,385

OIL FIELD MACHINERY & EQUIPMENT – 21.88%
Cameron International Corp.[a]	400,197	17,508,619
Chart Industries Inc.[a]	111,815	2,605,290
Complete Production Services Inc.[a]	209,654	4,912,193
Dresser-Rand Group Inc.[a]	188,581	6,453,242
Dril-Quip Inc.[a]	83,440	5,765,704
FMC Technologies Inc.[a]	208,243	15,014,320

Security	Shares	Value
Lufkin Industries Inc.	88,548	$4,325,570
National Oilwell Varco Inc.	576,699	31,003,338

		87,588,276

SEISMIC DATA COLLECTION – 0.56%
ION Geophysical Corp.[a,b]	457,963	2,239,439

		2,239,439

TRANSPORTATION – MARINE – 2.20%
GulfMark Offshore Inc. Class Aa	91,978	2,723,469
Tidewater Inc.	131,918	6,085,377

		8,808,846

TRANSPORTATION – SERVICES – 0.99%
Bristow Group Inc.[a]	102,443	3,972,739

		3,972,739

TOTAL COMMON STOCKS
(Cost: $386,041,273)		399,833,339

SHORT-TERM INVESTMENTS – 2.30%

MONEY MARKET FUNDS – 2.30%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	7,765,057	7,765,057
BlackRock Cash Funds: Prime,
SL Agency Shares 0.26%[c,d,e]	1,080,853	1,080,853
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[c,d]	373,264	373,264

		9,219,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,219,174)		9,219,174

TOTAL INVESTMENTS IN SECURITIES – 102.19%
(Cost: $395,260,447)		409,052,513

Other Assets, Less Liabilities – (2.19)%		(8,759,528)

NET ASSETS – 100.00%		$400,292,985

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.79%

CONSUMER PRODUCTS – MISCELLANEOUS – 1.16%
Prestige Brands Holdings Inc.[a]	173,797	$1,868,318

		1,868,318

DRUG DELIVERY SYSTEMS – 1.24%
Alkermes Inc.[a]	173,109	2,002,871

		2,002,871

MEDICAL – BIOMEDICAL/GENE – 5.60%
AMAG Pharmaceuticals Inc.[a]	65,148	1,036,505
Enzon Pharmaceuticals Inc.[a]	157,051	1,766,824
Medicines Co. (The)[a]	137,816	1,759,910
Micromet Inc.[a,b]	247,247	1,851,880
Talecris Biotherapeutics Holdings Corp.[a]	107,322	2,631,535

		9,046,654

MEDICAL – DRUGS – 62.01%
Abbott Laboratories	215,183	11,043,191
Allergan Inc.	101,912	7,379,448
Auxilium Pharmaceuticals Inc.[a,b]	86,369	2,137,633
Bristol-Myers Squibb Co.	337,579	9,080,875
Cephalon Inc.[a]	64,501	4,285,446
Eli Lilly and Co.	230,379	8,109,341
Endo Pharmaceuticals Holdings Inc.[a]	116,344	4,274,479
Forest Laboratories Inc.[a]	168,605	5,572,395
King Pharmaceuticals Inc.[a]	320,440	4,531,022
Medicis Pharmaceutical Corp. Class A	91,415	2,719,596
Medivation Inc.[a]	125,538	1,449,964
Merck & Co. Inc.	347,586	12,610,420
Pfizer Inc.	809,222	14,080,463
Pharmasset Inc.[a]	69,291	2,598,412
Rigel Pharmaceuticals Inc.[a]	179,252	1,489,584
Salix Pharmaceuticals Ltd.[a]	70,120	2,652,640
ViroPharma Inc.[a]	163,805	2,679,850
VIVUS Inc.[a,b]	260,978	2,019,970
XenoPort Inc.[a]	179,249	1,389,180

		100,103,909

MEDICAL – GENERIC DRUGS – 11.40%
Impax Laboratories Inc.[a]	124,286	2,341,548
Mylan Inc.[a,b]	238,965	4,855,769
Par Pharmaceutical Companies Inc.[a]	75,077	2,440,753

Security	Shares	Value
Perrigo Co.	68,437	$4,508,630
Watson Pharmaceuticals Inc.[a]	91,147	4,252,007

		18,398,707

MEDICAL PRODUCTS – 13.16%
Hospira Inc.[a]	93,771	5,577,499
Johnson & Johnson	245,989	15,662,120

		21,239,619

THERAPEUTICS – 5.22%
Questcor Pharmaceuticals Inc.[a]	170,173	2,088,023
Theravance Inc.[a]	143,054	2,915,440
Warner Chilcott PLC Class A	142,550	3,426,902

		8,430,365

TOTAL COMMON STOCKS
(Cost: $154,362,008)		161,090,443

SHORT-TERM INVESTMENTS – 4.82%

MONEY MARKET FUNDS – 4.82%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	6,652,228	6,652,228
BlackRock Cash Funds: Prime,
SL Agency Shares 0.26%[c,d,e]	925,953	925,953
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[c,d]	206,530	206,530

		7,784,711

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,784,711)		7,784,711

TOTAL INVESTMENTS IN SECURITIES – 104.61%
(Cost: $162,146,719)		168,875,154

Other Assets, Less Liabilities – (4.61)%		(7,439,612)

NET ASSETS – 100.00%		$161,435,542

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.87%

COMMERCIAL BANKS – CENTRAL U.S. – 10.30%
Associated Banc-Corp	83,799	$1,061,733
BOK Financial Corp.	12,887	595,766
Commerce Bancshares Inc.	35,814	1,319,388
Cullen/Frost Bankers Inc.	27,496	1,441,890
First Financial Bankshares Inc.	10,081	476,428
First Midwest Bancorp Inc.	36,073	386,342
FirstMerit Corp.	52,218	897,105
International Bancshares Corp.	28,129	481,850
Marshall & Ilsley Corp.	254,063	1,501,512
MB Financial Inc.	25,599	381,169
Old National Bancorp	42,015	397,462
Park National Corp.	5,961	389,551
PrivateBancorp Inc.	30,016	353,889
Prosperity Bancshares Inc.	22,257	691,970
Sterling Bancshares Inc.	49,364	266,072
TCF Financial Corp.	64,910	854,216
UMB Financial Corp.	15,751	583,732
Wintrust Financial Corp.	14,992	448,861

		12,528,936

COMMERCIAL BANKS – EASTERN U.S. – 6.59%
CapitalSource Inc.	143,753	878,331
F.N.B. Corp.	55,502	471,767
Fulton Financial Corp.	95,542	892,362
M&T Bank Corp.	41,337	3,089,941
National Penn Bancshares Inc.	61,290	397,772
Susquehanna Bancshares Inc.	62,587	494,437
TrustCo Bank Corp. NY	37,463	201,926
Valley National Bancorp	78,561	1,048,004
Webster Financial Corp.	31,796	544,347

		8,018,887

COMMERCIAL BANKS – SOUTHERN U.S. – 14.83%
BancorpSouth Inc.	37,632	496,366
BB&T Corp.	335,021	7,842,842
First Horizon National Corp.[a]	111,657	1,126,619
Hancock Holding Co.	15,400	483,868
IBERIABANK Corp.	12,921	672,538
Popular Inc.[a]	495,003	1,351,358
Regions Financial Corp.	608,488	3,833,474
Synovus Financial Corp.	319,072	689,196
Trustmark Corp.	27,181	600,428

Security	Shares	Value
United Bankshares Inc.	20,980	$560,586
Whitney Holding Corp.	47,062	389,673

		18,046,948

COMMERCIAL BANKS – WESTERN U.S. – 7.06%
Bank of Hawaii Corp.	23,116	998,380
Cathay General Bancorp	38,232	519,955
City National Corp.	23,129	1,192,763
East West Bancorp Inc.	71,642	1,263,048
Glacier Bancorp Inc.	33,981	441,753
PacWest Bancorp	15,101	263,210
SVB Financial Group[a]	20,005	867,017
Umpqua Holdings Corp.	54,719	601,909
Westamerica Bancorporation[b]	14,030	701,781
Zions Bancorporation	84,055	1,736,576

		8,586,392

FIDUCIARY BANKS – 5.03%
Northern Trust Corp.	116,957	5,804,576
Wilmington Trust Corp.	43,934	312,371

		6,116,947

SAVINGS & LOANS/THRIFTS – CENTRAL U.S. – 0.52%
Capitol Federal Financial	10,426	243,968
TFS Financial Corp.	44,784	391,860

		635,828

SAVINGS & LOANS/THRIFTS – EASTERN U.S. – 9.24%
Astoria Financial Corp.	42,589	528,956
First Niagara Financial Group Inc.	100,968	1,196,471
Hudson City Bancorp Inc.	236,539	2,755,679
New York Community Bancorp Inc.	210,968	3,571,688
NewAlliance Bancshares Inc.	47,415	611,179
People’s United Financial Inc.	181,449	2,233,637
Provident Financial Services Inc.	27,610	348,991

		11,246,601

SAVINGS & LOANS/THRIFTS – WESTERN U.S. – 0.67%
Washington Federal Inc.	54,380	817,332

		817,332

SUPER-REGIONAL BANKS – U.S. – 45.63%
Comerica Inc.	85,456	3,057,616
Fifth Third Bancorp	385,320	4,839,619
Huntington Bancshares Inc.	346,158	1,962,716
KeyCorp	425,762	3,486,991

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2010

Security	Shares	Value
PNC Financial Services Group Inc. (The)[c]	254,858	$13,736,846
SunTrust Banks Inc.	241,673	6,046,658
U.S. Bancorp	926,299	22,397,910

		55,528,356

TOTAL COMMON STOCKS
(Cost: $172,750,727)		121,526,227

SHORT-TERM INVESTMENTS – 0.53%

MONEY MARKET FUNDS – 0.53%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	484,700	484,700
BlackRock Cash Funds: Prime,
SL Agency Shares 0.26%[c,d,e]	67,468	67,468
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[c,d]	96,406	96,406

		648,574

TOTAL SHORT-TERM INVESTMENTS
(Cost: $648,574)		648,574

TOTAL INVESTMENTS IN SECURITIES – 100.40%
(Cost: $173,399,301)		122,174,801
Other Assets, Less Liabilities – (0.40)%		(492,949)

NET ASSETS – 100.00%		$121,681,852

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	33

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2010

	iShares Dow Jones U.S. Aerospace & Defense Index Fund	iShares Dow Jones U.S. Broker-Dealers Index Fund	iShares Dow Jones U.S. Healthcare Providers Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$192,221,056	$102,146,017	$132,179,829
Affiliated issuers (Note 2)	5,692,902	1,420,785	716,024

Total cost of investments	$197,913,958	$103,566,802	$132,895,853

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$159,066,345	$81,381,231	$107,622,398
Affiliated issuers (Note 2)	5,692,902	1,420,785	716,024

Total fair value of investments	164,759,247	82,802,016	108,338,422
Receivables:
Dividends and interest	126,050	19,992	7,335

Total Assets	164,885,297	82,822,008	108,345,757

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	5,604,440	1,321,338	647,348
Investment advisory fees (Note 2)	62,383	31,714	43,078

Total Liabilities	5,666,823	1,353,052	690,426

NET ASSETS	$159,218,474	$81,468,956	$107,655,331

Net assets consist of:
Paid-in capital	$232,132,282	$174,888,121	$147,699,927
Undistributed (distributions in excess of) net investment income	53,764	(3,378)	(27,584)
Accumulated net realized loss	(39,812,861)	(72,651,001)	(15,459,581)
Net unrealized depreciation	(33,154,711)	(20,764,786)	(24,557,431)

NET ASSETS	$159,218,474	$81,468,956	$107,655,331

Shares outstanding[b]	2,800,000	3,050,000	2,150,000

Net asset value per share	$56.86	$26.71	$50.07

[a]	Securities on loan with values of $5,440,388, $1,293,760 and $633,670, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2010

	iShares Dow Jones U.S. Home Construction Index Fund	iShares Dow Jones U.S. Insurance Index Fund	iShares Dow Jones U.S. Medical Devices Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$397,308,912	$84,571,838	$385,838,507
Affiliated issuers (Note 2)	9,145,201	1,513,298	15,566,103

Total cost of investments	$406,454,113	$86,085,136	$401,404,610

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$329,776,370	$80,552,345	$346,051,361
Affiliated issuers (Note 2)	9,145,201	1,513,298	15,566,103

Total fair value of investments	338,921,571	82,065,643	361,617,464
Receivables:
Dividends and interest	178,245	12,595	127,050
Capital shares sold	17,442	–	54,991

Total Assets	339,117,258	82,078,238	361,799,505

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	8,685,777	1,390,806	15,067,535
Investment advisory fees (Note 2)	137,093	32,831	130,071

Total Liabilities	8,822,870	1,423,637	15,197,606

NET ASSETS	$330,294,388	$80,654,601	$346,601,899

Net assets consist of:
Paid-in capital	$587,782,251	$102,911,115	$433,481,760
Undistributed net investment income	195,757	30,660	158,733
Accumulated net realized loss	(190,151,078)	(18,267,681)	(47,251,448)
Net unrealized depreciation	(67,532,542)	(4,019,493)	(39,787,146)

NET ASSETS	$330,294,388	$80,654,601	$346,601,899

Shares outstanding[b]	29,050,000	2,700,000	6,400,000

Net asset value per share	$11.37	$29.87	$54.16

[a]	Securities on loan with values of $8,500,163, $1,361,931 and $14,721,420, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2010

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	iShares Dow Jones U.S. Pharmaceuticals Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$361,986,530	$386,041,273	$154,362,008
Affiliated issuers (Note 2)	3,519,424	9,219,174	7,784,711

Total cost of investments	$365,505,954	$395,260,447	$162,146,719

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$318,254,204	$399,833,339	$161,090,443
Affiliated issuers (Note 2)	3,519,424	9,219,174	7,784,711

Total fair value of investments	321,773,628	409,052,513	168,875,154
Receivables:
Dividends and interest	54,330	234,806	202,615
Capital shares sold	–	1,534	–

Total Assets	321,827,958	409,288,853	169,077,769

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	2,981,239	8,845,910	7,578,181
Capital shares redeemed	11,674	–	–
Investment advisory fees (Note 2)	131,079	149,958	64,046

Total Liabilities	3,123,992	8,995,868	7,642,227

NET ASSETS	$318,703,966	$400,292,985	$161,435,542

Net assets consist of:
Paid-in capital	$398,825,660	$487,587,989	$154,379,436
Undistributed (distributions in excess of) net investment income	(13,523)	105,675	127,063
Undistributed net realized gain (accumulated net realized loss)	(36,375,845)	(101,192,745)	200,608
Net unrealized appreciation (depreciation)	(43,732,326)	13,792,066	6,728,435

NET ASSETS	$318,703,966	$400,292,985	$161,435,542

Shares outstanding[b]	5,950,000	8,500,000	2,550,000

Net asset value per share	$53.56	$47.09	$63.31

[a]	Securities on loan with values of $2,828,478, $8,667,627 and $7,356,041, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2010

iShares Dow Jones U.S. Regional Banks Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$155,659,919
Affiliated issuers (Note 2)	17,739,382

Total cost of investments	$173,399,301

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$107,789,381
Affiliated issuers (Note 2)	14,385,420

Total fair value of investments	122,174,801
Receivables:
Dividends and interest	109,869

Total Assets	122,284,670

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	552,168
Investment advisory fees (Note 2)	50,650

Total Liabilities	602,818

NET ASSETS	$121,681,852

Net assets consist of:
Paid-in capital	$216,642,912
Undistributed net investment income	149,425
Accumulated net realized loss	(43,885,985)
Net unrealized depreciation	(51,224,500)

NET ASSETS	$121,681,852

Shares outstanding[b]	5,600,000

Net asset value per share	$21.73

[a]	Securities on loan with a value of $541,286. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares Dow Jones U.S. Aerospace & Defense Index Fund	iShares Dow Jones U.S. Broker-Dealers Index Fund	iShares Dow Jones U.S. Healthcare Providers Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,395,189	$488,106	$322,381
Interest from affiliated issuers (Note 2)	113	75	83
Securities lending income from affiliated issuers (Note 2)	2,553	1,643	19,575

Total investment income	1,397,855	489,824	342,039

EXPENSES
Investment advisory fees (Note 2)	457,314	215,192	330,484

Total expenses	457,314	215,192	330,484

Net investment income	940,541	274,632	11,555

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,570,134)	(4,240,878)	(2,295,706)
In-kind redemptions	(2,751,567)	(1,266,484)	(412,553)

Net realized loss	(5,321,701)	(5,507,362)	(2,708,259)

Net change in unrealized appreciation/depreciation	(10,701,514)	(4,562,830)	(4,946,199)

Net realized and unrealized loss	(16,023,215)	(10,070,192)	(7,654,458)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,082,674)	$(9,795,560)	$(7,642,903)

See notes to financial statements.

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares Dow Jones U.S. Home Construction Index Fund	iShares Dow Jones U.S. Insurance Index Fund	iShares Dow Jones U.S. Medical Devices Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,807,400	$636,233	$1,037,689
Interest from affiliated issuers (Note 2)	181	66	514
Securities lending income from affiliated issuers (Note 2)	6,849	616	10,677

Total investment income	1,814,430	636,915	1,048,880

EXPENSES
Investment advisory fees (Note 2)	688,675	192,238	962,008

Total expenses	688,675	192,238	962,008

Net investment income	1,125,755	444,677	86,872

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(12,847,535)	(2,664,534)	(9,345,420)
In-kind redemptions	18,189,207	696,645	6,321,055

Net realized gain (loss)	5,341,672	(1,967,889)	(3,024,365)

Net change in unrealized appreciation/depreciation	(94,707,176)	131,124	(49,170,048)

Net realized and unrealized loss	(89,365,504)	(1,836,765)	(52,194,413)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(88,239,749)	$(1,392,088)	$(52,107,541)

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	iShares Dow Jones U.S. Pharmaceuticals Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,325,530	$1,639,930	$1,436,890
Interest from affiliated issuers (Note 2)	184	213	106
Securities lending income from affiliated issuers (Note 2)	58,230	38,244	19,000

Total investment income	1,383,944	1,678,387	1,455,996

EXPENSES
Investment advisory fees (Note 2)	832,350	842,950	353,032

Total expenses	832,350	842,950	353,032

Net investment income	551,594	835,437	1,102,964

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(23,703,362)	(33,124,533)	(1,029,703)
In-kind redemptions	8,853,877	14,040,343	6,422,926

Net realized gain (loss)	(14,849,485)	(19,084,190)	5,393,223

Net change in unrealized appreciation/depreciation	(10,554,542)	8,863,474	4,729,014

Net realized and unrealized gain (loss)	(25,404,027)	(10,220,716)	10,122,237

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,852,433)	$(9,385,279)	$11,225,201

See notes to financial statements.

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2010

iShares Dow Jones U.S. Regional Banks Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,230,025
Dividends from affiliated issuers (Note 2)	61,021
Interest from affiliated issuers (Note 2)	106
Securities lending income from affiliated issuers (Note 2)	15,746

Total investment income	1,306,898

EXPENSES
Investment advisory fees (Note 2)	375,969

Total expenses	375,969

Net investment income	930,929

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,946,315)
Investments in affiliated issuers (Note 2)	119,900
In-kind redemptions	(512,435)

Net realized loss	(4,338,850)

Net change in unrealized appreciation/depreciation	(31,207,808)

Net realized and unrealized loss	(35,546,658)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,615,729)

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Aerospace & Defense Index Fund		iShares Dow Jones U.S. Broker-Dealers Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$940,541	$2,054,769	$274,632	$850,689
Net realized gain (loss)	(5,321,701)	(13,813,574)	(5,507,362)	8,989,382
Net change in unrealized appreciation/depreciation	(10,701,514)	79,062,119	(4,562,830)	30,629,922

Net increase (decrease) in net assets resulting from operations	(15,082,674)	67,303,314	(9,795,560)	40,469,993

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(976,086)	(2,101,156)	(278,010)	(956,513)
Return of capital	–	–	–	(26,110)

Total distributions to shareholders	(976,086)	(2,101,156)	(278,010)	(982,623)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	421,695,044	149,200,058	52,998,777	332,123,115
Cost of shares redeemed	(485,212,382)	(107,747,875)	(69,933,246)	(401,293,699)

Net increase (decrease) in net assets from capital share transactions	(63,517,338)	41,452,183	(16,934,469)	(69,170,584)

INCREASE (DECREASE) IN NET ASSETS	(79,576,098)	106,654,341	(27,008,039)	(29,683,214)

NET ASSETS
Beginning of period	238,794,572	132,140,231	108,476,995	138,160,209

End of period	$159,218,474	$238,794,572	$81,468,956	$108,476,995

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$53,764	$89,309	$(3,378)	$–

SHARES ISSUED AND REDEEMED
Shares sold	8,150,000	2,800,000	2,050,000	12,300,000
Shares redeemed	(9,400,000)	(2,100,000)	(2,700,000)	(14,650,000)

Net increase (decrease) in shares outstanding	(1,250,000)	700,000	(650,000)	(2,350,000)

See notes to financial statements.

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Providers Index Fund		iShares Dow Jones U.S. Home Construction Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$11,555	$(402,300)	$1,125,755	$1,822,449
Net realized gain (loss)	(2,708,259)	5,673,191	5,341,672	7,104,730
Net change in unrealized appreciation/depreciation	(4,946,199)	38,773,392	(94,707,176)	73,515,415

Net increase (decrease) in net assets resulting from operations	(7,642,903)	44,044,283	(88,239,749)	82,442,594

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,139)	–	(972,028)	(2,033,804)

Total distributions to shareholders	(39,139)	–	(972,028)	(2,033,804)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,106,659	316,538,315	292,228,315	297,828,109
Cost of shares redeemed	(142,680,760)	(237,555,171)	(217,062,624)	(232,352,237)

Net increase (decrease) in net assets from capital share transactions	(82,574,101)	78,983,144	75,165,691	65,475,872

INCREASE (DECREASE) IN NET ASSETS	(90,256,143)	123,027,427	(14,046,086)	145,884,662

NET ASSETS
Beginning of period	197,911,474	74,884,047	344,340,474	198,455,812

End of period	$107,655,331	$197,911,474	$330,294,388	$344,340,474

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(27,584)	$–	$195,757	$42,030

SHARES ISSUED AND REDEEMED
Shares sold	1,250,000	7,250,000	22,800,000	23,300,000
Shares redeemed	(3,050,000)	(5,450,000)	(16,400,000)	(18,450,000)

Net increase (decrease) in shares outstanding	(1,800,000)	1,800,000	6,400,000	4,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Insurance Index Fund		iShares Dow Jones U.S. Medical Devices Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$444,677	$593,810	$86,872	$651,662
Net realized loss	(1,967,889)	(1,620,700)	(3,024,365)	(16,734,245)
Net change in unrealized appreciation/depreciation	131,124	16,295,309	(49,170,048)	140,392,168

Net increase (decrease) in net assets resulting from operations	(1,392,088)	15,268,419	(52,107,541)	124,309,585

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(423,567)	(597,218)	–	(579,801)

Total distributions to shareholders	(423,567)	(597,218)	–	(579,801)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,497,360	64,670,475	113,347,059	176,927,511
Cost of shares redeemed	(8,445,453)	(22,273,095)	(160,892,881)	(69,304,163)

Net increase (decrease) in net assets from capital share transactions	(2,948,093)	42,397,380	(47,545,822)	107,623,348

INCREASE (DECREASE) IN NET ASSETS	(4,763,748)	57,068,581	(99,653,363)	231,353,132

NET ASSETS
Beginning of period	85,418,349	28,349,768	446,255,262	214,902,130

End of period	$80,654,601	$85,418,349	$346,601,899	$446,255,262

Undistributed net investment income included in net assets at end of period	$30,660	$9,550	$158,733	$71,861

SHARES ISSUED AND REDEEMED
Shares sold	200,000	2,250,000	2,050,000	3,450,000
Shares redeemed	(300,000)	(900,000)	(3,100,000)	(1,400,000)

Net increase (decrease) in shares outstanding	(100,000)	1,350,000	(1,050,000)	2,050,000

See notes to financial statements.

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund		iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$551,594	$1,501,836	$835,437	$2,535,428
Net realized gain (loss)	(14,849,485)	59,241,957	(19,084,190)	25,264,582
Net change in unrealized appreciation/depreciation	(10,554,542)	69,260,836	8,863,474	101,375,252

Net increase (decrease) in net assets resulting from operations	(24,852,433)	130,004,629	(9,385,279)	129,175,262

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(597,198)	(1,647,785)	(739,608)	(2,683,244)

Total distributions to shareholders	(597,198)	(1,647,785)	(739,608)	(2,683,244)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	192,842,773	650,927,841	90,694,938	230,381,593
Cost of shares redeemed	(273,474,724)	(689,554,546)	(93,017,256)	(138,368,812)

Net increase (decrease) in net assets from capital share transactions	(80,631,951)	(38,626,705)	(2,322,318)	92,012,781

INCREASE (DECREASE) IN NET ASSETS	(106,081,582)	89,730,139	(12,447,205)	218,504,799

NET ASSETS
Beginning of period	424,785,548	335,055,409	412,740,190	194,235,391

End of period	$318,703,966	$424,785,548	$400,292,985	$412,740,190

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(13,523)	$32,081	$105,675	$9,846

SHARES ISSUED AND REDEEMED
Shares sold	3,800,000	12,650,000	2,050,000	5,800,000
Shares redeemed	(5,350,000)	(13,700,000)	(2,300,000)	(3,300,000)

Net increase (decrease) in shares outstanding	(1,550,000)	(1,050,000)	(250,000)	2,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Pharmaceuticals Index Fund		iShares Dow Jones U.S. Regional Banks Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,102,964	$1,928,230	$930,929	$1,889,375
Net realized gain (loss)	5,393,223	11,463,333	(4,338,850)	(27,429,954)
Net change in unrealized appreciation/depreciation	4,729,014	30,079,188	(31,207,808)	77,889,887

Net increase (decrease) in net assets resulting from operations	11,225,201	43,470,751	(34,615,729)	52,349,308

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,116,091)	(1,902,435)	(937,797)	(2,079,554)

Total distributions to shareholders	(1,116,091)	(1,902,435)	(937,797)	(2,079,554)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,587,229	145,702,794	15,377,164	165,468,854
Cost of shares redeemed	(46,062,965)	(115,144,685)	(60,900,741)	(134,004,081)

Net increase (decrease) in net assets from capital share transactions	(19,475,736)	30,558,109	(45,523,577)	31,464,773

INCREASE (DECREASE) IN NET ASSETS	(9,366,626)	72,126,425	(81,077,103)	81,734,527

NET ASSETS
Beginning of period	170,802,168	98,675,743	202,758,955	121,024,428

End of period	$161,435,542	$170,802,168	$121,681,852	$202,758,955

Undistributed net investment income included in net assets at end of period	$127,063	$140,190	$149,425	$156,293

SHARES ISSUED AND REDEEMED
Shares sold	450,000	2,700,000	650,000	7,600,000
Shares redeemed	(800,000)	(2,200,000)	(2,750,000)	(6,650,000)

Net increase (decrease) in shares outstanding	(350,000)	500,000	(2,100,000)	950,000

See notes to financial statements.

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Aerospace & Defense Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$58.96	$39.44	$63.73	$58.60	$50.58

Income from investment operations:
Net investment income[b]	0.26	0.61	0.49	0.32	0.23
Net realized and unrealized gain (loss)[c]	(2.06)	19.54	(24.29)	5.10	8.00

Total from investment operations	(1.80)	20.15	(23.80)	5.42	8.23

Less distributions from:
Net investment income	(0.30)	(0.63)	(0.49)	(0.29)	(0.21)
Return of capital	–	–	–	(0.00)[d]	–

Total distributions	(0.30)	(0.63)	(0.49)	(0.29)	(0.21)

Net asset value, end of period	$56.86	$58.96	$39.44	$63.73	$58.60

Total return	(3.00)%[e]	51.46%	(37.39)%	9.24%	16.33%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$159,218	$238,795	$132,140	$328,222	$178,739
Ratio of expenses to average net assets[f]	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.98%	1.24%	1.02%	0.50%	0.43%
Portfolio turnover rate[g]	4%	14%	14%	21%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Broker-Dealers Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$29.32	$22.84	$41.20	$54.81	$48.41

Income from investment operations:
Net investment income[b]	0.08	0.13	0.43	0.40	0.16
Net realized and unrealized gain (loss)[c]	(2.61)	6.51	(18.32)	(13.69)	6.41

Total from investment operations	(2.53)	6.64	(17.89)	(13.29)	6.57

Less distributions from:
Net investment income	(0.08)	(0.16)	(0.47)	(0.32)	(0.17)
Return of capital	–	(0.00)[d]	–	–	–

Total distributions	(0.08)	(0.16)	(0.47)	(0.32)	(0.17)

Net asset value, end of period	$26.71	$29.32	$22.84	$41.20	$54.81

Total return	(8.61)%[e]	29.11%	(43.42)%	(24.35)%	13.59%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$81,469	$108,477	$138,160	$273,987	$186,359
Ratio of expenses to average net assets[f]	0.47%	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.61%	0.50%	1.55%	0.85%	0.31%
Portfolio turnover rate[g]	10%	24%	59%	73%	44%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Providers Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$50.10	$34.83	$49.64	$58.55	$49.60

Income from investment operations:
Net investment income (loss)[b]	0.00 [c]	(0.13)	(0.13)	(0.19)	1.35
Net realized and unrealized gain (loss)[d]	(0.01)	15.40	(14.68)	(8.18)	7.91

Total from investment operations	(0.01)	15.27	(14.81)	(8.37)	9.26

Less distributions from:
Net investment income	(0.02)	–	–	(0.54)	(0.31)

Total distributions	(0.02)	–	–	(0.54)	(0.31)

Net asset value, end of period	$50.07	$50.10	$34.83	$49.64	$58.55

Total return	(0.02)%[e]	43.84%	(29.84)%	(14.45)%	18.68%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$107,655	$197,911	$74,884	$131,536	$152,242
Ratio of expenses to average net assets[f]	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	0.02%	(0.28)%	(0.31)%	(0.33)%	2.51%
Portfolio turnover rate[g]	5%	19%	13%	14%	51%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Home Construction Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$15.20	$11.15	$20.20	$36.19	$49.50

Income from investment operations:
Net investment income[b]	0.05	0.08	0.19	0.37	0.26
Net realized and unrealized gain (loss)[c]	(3.84)	4.06	(8.99)	(16.06)	(13.33)

Total from investment operations	(3.79)	4.14	(8.80)	(15.69)	(13.07)

Less distributions from:
Net investment income	(0.04)	(0.09)	(0.25)	(0.20)	(0.24)
Return of capital	–	–	–	(0.10)	–

Total distributions	(0.04)	(0.09)	(0.25)	(0.30)	(0.24)

Net asset value, end of period	$11.37	$15.20	$11.15	$20.20	$36.19

Total return	(24.95)%[d]	37.44%	(43.65)%	(43.39)%	(26.44)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$330,294	$344,340	$198,456	$418,134	$76,005
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.78%	0.67%	1.44%	1.83%	0.66%
Portfolio turnover rate[f]	12%	35%	35%	34%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Insurance Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$30.51	$19.55	$44.05	$55.64	$49.55

Income from investment operations:
Net investment income[b]	0.16	0.39	0.55	0.76	0.45
Net realized and unrealized gain (loss)[c]	(0.65)	10.99	(24.50)	(11.71)	6.06

Total from investment operations	(0.49)	11.38	(23.95)	(10.95)	6.51

Less distributions from:
Net investment income	(0.15)	(0.42)	(0.55)	(0.64)	(0.42)

Total distributions	(0.15)	(0.42)	(0.55)	(0.64)	(0.42)

Net asset value, end of period	$29.87	$30.51	$19.55	$44.05	$55.64

Total return	(1.57)%[d]	58.58%	(54.66)%	(19.82)%	13.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$80,655	$85,418	$28,350	$46,257	$27,821
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.10%	1.50%	2.06%	1.54%	0.89%
Portfolio turnover rate[f]	9%	9%	25%	10%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Medical Devices Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$59.90	$39.80	$56.58	$54.42	$49.43

Income from investment operations:
Net investment income (loss)[b]	0.01	0.11	0.03	(0.04)	(0.09)
Net realized and unrealized gain (loss)[c]	(5.75)	20.08	(16.77)	2.20	5.08

Total from investment operations	(5.74)	20.19	(16.74)	2.16	4.99

Less distributions from:
Net investment income	–	(0.09)	(0.04)	–	–
Return of capital	–	–	–	–	(0.00)[d]

Total distributions	–	(0.09)	(0.04)	–	(0.00)[d]

Net asset value, end of period	$54.16	$59.90	$39.80	$56.58	$54.42

Total return	(9.59)%[e]	50.74%	(29.58)%	3.97%	10.10%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$346,602	$446,255	$214,902	$291,412	$119,717
Ratio of expenses to average net assets[f]	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	0.04%	0.21%	0.07%	(0.08)%	(0.18)%
Portfolio turnover rate[g]	17%	25%	26%	30%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$56.64	$39.19	$75.29	$54.72	$50.80

Income from investment operations:
Net investment income[b]	0.08	0.21	0.24	0.18	0.14
Net realized and unrealized gain (loss)[c]	(3.07)	17.48	(36.12)	20.55	3.90

Total from investment operations	(2.99)	17.69	(35.88)	20.73	4.04

Less distributions from:
Net investment income	(0.09)	(0.24)	(0.22)	(0.16)	(0.12)

Total distributions	(0.09)	(0.24)	(0.22)	(0.16)	(0.12)

Net asset value, end of period	$53.56	$56.64	$39.19	$75.29	$54.72

Total return	(5.26)%[d]	45.23%	(47.69)%	37.95%	7.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$318,704	$424,786	$335,055	$289,873	$65,661
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.31%	0.43%	0.47%	0.28%	0.29%
Portfolio turnover rate[f]	17%	22%	19%	15%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$47.17	$31.08	$69.03	$51.49	$51.16

Income from investment operations:
Net investment income[b]	0.10	0.30	0.16	0.04	0.09
Net realized and unrealized gain (loss)[c]	(0.09)	16.10	(37.97)	17.53	0.33

Total from investment operations	0.01	16.40	(37.81)	17.57	0.42

Less distributions from:
Net investment income	(0.09)	(0.31)	(0.14)	(0.03)	(0.07)
Return of capital	–	–	–	–	(0.02)

Total distributions	(0.09)	(0.31)	(0.14)	(0.03)	(0.09)

Net asset value, end of period	$47.09	$47.17	$31.08	$69.03	$51.49

Total return	0.05%[d]	52.92%	(54.76)%	34.13%	0.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$400,293	$412,740	$194,235	$314,093	$133,874
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.47%	0.72%	0.37%	0.07%	0.20%
Portfolio turnover rate[f]	19%	11%	28%	21%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Pharmaceuticals Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$58.90	$41.11	$49.28	$57.56	$49.80

Income from investment operations:
Net investment income[b]	0.43	0.75	0.80	0.60	0.53
Net realized and unrealized gain (loss)[c]	4.42	17.79	(8.18)	(8.30)	7.71

Total from investment operations	4.85	18.54	(7.38)	(7.70)	8.24

Less distributions from:
Net investment income	(0.44)	(0.75)	(0.79)	(0.58)	(0.48)

Total distributions	(0.44)	(0.75)	(0.79)	(0.58)	(0.48)

Net asset value, end of period	$63.31	$58.90	$41.11	$49.28	$57.56

Total return	8.31%[d]	45.32%	(15.13)%	(13.43)%	16.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$161,436	$170,802	$98,676	$71,463	$69,069
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.48%	1.39%	1.76%	1.12%	1.01%
Portfolio turnover rate[f]	9%	29%	27%	21%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Regional Banks Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$26.33	$17.93	$36.36	$50.39	$49.34

Income from investment operations:
Net investment income[b]	0.13	0.30	1.05	1.55	1.43
Net realized and unrealized gain (loss)[c]	(4.59)	8.43	(18.34)	(14.32)	1.08

Total from investment operations	(4.46)	8.73	(17.29)	(12.77)	2.51

Less distributions from:
Net investment income	(0.14)	(0.33)	(1.14)	(1.26)	(1.46)

Total distributions	(0.14)	(0.33)	(1.14)	(1.26)	(1.46)

Net asset value, end of period	$21.73	$26.33	$17.93	$36.36	$50.39

Total return	(16.94)%[d]	49.30%	(48.35)%	(25.69)%	5.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$121,682	$202,759	$121,024	$189,069	$27,716
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.18%	1.44%	4.20%	4.00%	2.87%
Portfolio turnover rate[f]	3%	23%	19%	14%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Pharmaceuticals and iShares Dow Jones U.S. Regional Banks Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of October 31, 2010, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2010.

The Funds had tax basis net capital loss carryforwards as of April 30, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Dow Jones U.S. Aerospace & Defense	$218,173	$257,417	$9,600,011	$18,274,518	$28,350,119
Dow Jones U.S. Broker-Dealers	203,587	7,089,008	31,804,022	17,785,438	56,882,055
Dow Jones U.S. Healthcare Providers	142,089	797,034	1,512,696	6,657,015	9,108,834
Dow Jones U.S. Home Construction	–	4,410,404	24,583,851	146,896,099	175,890,354
Dow Jones U.S. Insurance	83,550	25,936	11,890,168	2,305,872	14,305,526
Dow Jones U.S. Medical Devices	42,150	610,958	6,007,659	19,646,702	26,307,469
Dow Jones U.S. Oil & Gas Exploration & Production	115,443	413,565	1,593,277	9,040,459	11,162,744
Dow Jones U.S. Oil Equipment & Services	64,599	715,492	2,017,307	57,694,132	60,491,530

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Dow Jones U.S. Pharmaceuticals	$50,522	$818,343	$89,576	$487,890	$1,446,331
Dow Jones U.S. Regional Banks	47,538	94,893	14,260,731	19,012,829	33,415,991

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2010 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Aerospace & Defense	$201,058,067	$3,225,473	$(39,524,293)	$(36,298,820)
Dow Jones U.S. Broker-Dealers	110,397,783	873,619	(28,469,386)	(27,595,767)
Dow Jones U.S. Healthcare Providers	135,252,503	1,881,420	(28,795,501)	(26,914,081)
Dow Jones U.S. Home Construction	423,529,841	397,787	(85,006,057)	(84,608,270)
Dow Jones U.S. Insurance	87,680,534	3,242,771	(8,857,662)	(5,614,891)
Dow Jones U.S. Medical Devices	410,511,856	11,013,728	(59,908,120)	(48,894,392)
Dow Jones U.S. Oil & Gas Exploration & Production	374,967,963	9,542,217	(62,736,552)	(53,194,335)
Dow Jones U.S. Oil Equipment & Services	418,312,516	7,038,263	(16,298,266)	(9,260,003)
Dow Jones U.S. Pharmaceuticals	165,797,143	12,135,551	(9,057,540)	3,078,011
Dow Jones U.S. Regional Banks	176,642,647	163,591	(54,631,437)	(54,467,846)

Management has reviewed the tax positions as of October 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended October 31, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Aerospace & Defense	$1,362
Dow Jones U.S. Broker-Dealers	880
Dow Jones U.S. Healthcare Providers	10,538
Dow Jones U.S. Home Construction	3,671
Dow Jones U.S. Insurance	330
Dow Jones U.S. Medical Devices	5,713

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Oil & Gas Exploration & Production	$31,234
Dow Jones U.S. Oil Equipment & Services	20,585
Dow Jones U.S. Pharmaceuticals	10,200
Dow Jones U.S. Regional Banks	8,426

Cross trades for the six months ended October 31, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

As of October 31, 2010, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the iShares Dow Jones U.S. Regional Banks Index Fund (excluding short-term investments) during the six months ended October 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain
PNC Financial Services Group Inc. (The)	357,111	31,158	(133,411)	254,858	$13,736,846	$61,021	$119,900

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Aerospace & Defense	$8,749,442	$8,858,737
Dow Jones U.S. Broker-Dealers	9,754,417	9,325,044
Dow Jones U.S. Healthcare Providers	7,607,017	6,805,752
Dow Jones U.S. Home Construction	35,455,066	35,700,831
Dow Jones U.S. Insurance	8,113,469	7,608,367
Dow Jones U.S. Medical Devices	91,302,631	67,054,209
Dow Jones U.S. Oil & Gas Exploration & Production	60,916,628	59,031,016
Dow Jones U.S. Oil Equipment & Services	68,170,742	68,208,402
Dow Jones U.S. Pharmaceuticals	14,123,617	14,292,300
Dow Jones U.S. Regional Banks	5,104,954	5,160,675

In-kind transactions (see Note 4) for the six months ended October 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Aerospace & Defense	$421,072,786	$484,409,289
Dow Jones U.S. Broker-Dealers	52,883,546	69,790,548
Dow Jones U.S. Healthcare Providers	60,030,350	142,498,347
Dow Jones U.S. Home Construction	291,961,873	216,801,421
Dow Jones U.S. Insurance	5,463,766	8,423,008
Dow Jones U.S. Medical Devices	112,976,170	160,676,417
Dow Jones U.S. Oil & Gas Exploration & Production	192,254,309	272,725,446
Dow Jones U.S. Oil Equipment & Services	90,602,684	92,900,283
Dow Jones U.S. Pharmaceuticals	26,540,023	45,859,331
Dow Jones U.S. Regional Banks	15,350,880	60,818,851

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of October 31, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	63

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC
iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS
iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL
iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY
iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA
iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD
iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY
iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds	Trading Symbol
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE
iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU
iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB
iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL
iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Russia Capped	ERUS
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays 0-5 Year TIPS	STIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	65

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc., iShares Trust and iShares MSCI Russia Capped Index Fund, Inc. (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares» is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA»”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx», JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3895-1210

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-43-1010

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MORNINGSTAR SERIES

OCTOBER 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares Morningstar Large Core Index Fund  |  JKD  |  NYSE Arca

iShares Morningstar Large Growth Index Fund  |  JKE  |  NYSE Arca

iShares Morningstar Large Value Index Fund  |  JKF  |  NYSE Arca

iShares Morningstar Mid Core Index Fund  |  JKG  |  NYSE Arca

iShares Morningstar Mid Growth Index Fund  |  JKH  |  NYSE Arca

iShares Morningstar Mid Value Index Fund  |  JKI  |  NYSE Arca

iShares Morningstar Small Core Index Fund  |  JKJ  |  NYSE Arca

iShares Morningstar Small Growth Index Fund  |  JKK  |  NYSE Arca

iShares Morningstar Small Value Index Fund  |  JKL  |  NYSE Arca

Fund Performance Overviews

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Performance as of October 31, 2010

	Average Annual Total Returns

	Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Large Core	13.18%	13.26%	13.43%	2.60%	2.56%	2.77%	3.45%	3.43%	3.64%
Morningstar Large Growth	17.91%	18.04%	18.21%	1.75%	1.80%	2.00%	1.42%	1.42%	1.66%
Morningstar Large Value	12.68%	12.79%	13.02%	(0.52)%	(0.53)%	(0.28)%	1.83%	1.82%	2.07%

	Cumulative Total Returns

	Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Large Core	13.18%	13.26%	13.43%	13.68%	13.50%	14.66%	23.99%	23.89%	25.45%
Morningstar Large Growth	17.91%	18.04%	18.21%	9.07%	9.32%	10.42%	9.33%	9.34%	11.01%
Morningstar Large Value	12.68%	12.79%	13.02%	(2.55)%	(2.64)%	(1.37)%	12.19%	12.10%	13.89%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Large Core IndexSM (the “Core Index”). The Core Index measures the performance of stocks issued by large-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2010, the total return for the Core Fund was (1.43)%, while the total return for the Core Index was (1.34)%.

PORTFOLIO ALLOCATION As of 10/31/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	29.43%

Financial	16.70

Industrial	15.02

Technology	12.97

Consumer Cyclical	11.78

Communications	7.44

Energy	6.14

Basic Materials	0.31

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
International Business Machines Corp.	5.43%

Procter & Gamble Co. (The)	5.41

Johnson & Johnson	5.28

Coca-Cola Co. (The)	3.91

Wells Fargo & Co.	3.83

Wal-Mart Stores Inc.	3.42

Bank of America Corp.	3.41

Intel Corp.	3.35

Philip Morris International Inc.	3.21

PepsiCo Inc.	3.11

TOTAL	40.36%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Large Growth IndexSM (the “Growth Index”). The Growth Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended October 31, 2010, the total return for the Growth Fund was 3.01%, while the total return for the Growth Index was 3.16%.

PORTFOLIO ALLOCATION As of 10/31/10
Sector	Percentage of Net Assets
Technology	29.88%

Communications	21.76

Consumer Non-Cyclical	17.88

Consumer Cyclical	10.03

Energy	7.29

Basic Materials	5.38

Industrial	4.42

Financial	3.16

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets

Apple Inc.	9.64%

Microsoft Corp.	7.25

Google Inc. Class A	5.29

Cisco Systems Inc.	4.65

Oracle Corp.	3.98

Schlumberger Ltd.	3.37

Abbott Laboratories	2.79

QUALCOMM Inc.	2.56

Amazon.com Inc.	2.03

Freeport-McMoRan Copper & Gold Inc.	1.57

TOTAL	43.13%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Large Value IndexSM (the “Value Index”). The Value Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended October 31, 2010, the total return for the Value Fund was 0.45%, while the total return for the Value Index was 0.58%.

PORTFOLIO ALLOCATION As of 10/31/10
Sector	Percentage of Net Assets

Energy	24.19%

Financial	21.16

Consumer Non-Cyclical	19.75

Industrial	10.75

Communications	9.65

Utilities	8.74

Basic Materials	3.51

Consumer Cyclical	1.59

Technology	0.55

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	11.47%

General Electric Co.	5.78

AT&T Inc.	5.72

Chevron Corp.	5.60

JPMorgan Chase & Co.	5.05

Pfizer Inc.	4.74

Merck & Co. Inc.	3.77

Citigroup Inc.	3.35

Verizon Communications Inc.	3.10

ConocoPhillips	2.78

TOTAL	51.36%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Performance as of October 31, 2010

	Average Annual Total Returns

	Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Mid Core	28.54%	28.64%	28.86%	4.09%	4.10%	4.34%	5.61%	5.61%	5.86%
Morningstar Mid Growth	28.87%	28.95%	29.18%	4.14%	4.14%	4.39%	6.59%	6.58%	6.86%
Morningstar Mid Value	24.14%	24.11%	24.56%	2.61%	2.62%	2.89%	5.32%	5.32%	5.57%

	Cumulative Total Returns

	Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Mid Core	28.54%	28.64%	28.86%	22.22%	22.27%	23.69%	41.39%	41.38%	43.48%
Morningstar Mid Growth	28.87%	28.95%	29.18%	22.50%	22.47%	23.96%	49.89%	49.87%	52.32%
Morningstar Mid Value	24.14%	24.11%	24.56%	13.77%	13.81%	15.31%	38.98%	38.98%	41.00%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Mid Core IndexSM (the “Core Index”). The Core Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2010, the total return for the Core Fund was 2.89%, while the total return for the Core Index was 3.00%.

PORTFOLIO ALLOCATION As of 10/31/10
Sector	Percentage of Net Assets
Financial	19.73%

Industrial	17.82

Consumer Cyclical	17.37

Consumer Non-Cyclical	14.76

Technology	11.59

Basic Materials	7.24

Energy	5.31

Communications	4.52

Utilities	1.62

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Mead Johnson Nutrition Co. Class A	1.25%

Boston Properties Inc.	1.24

HCP Inc.	1.15

Invesco Ltd.	1.12

Goodrich Corp.	1.06

Southwest Airlines Co.	1.06

Analog Devices Inc.	1.04

Dover Corp.	1.03

Discover Financial Services	1.00

Rockwell Collins Inc.	0.99

TOTAL	10.94%

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Mid Growth IndexSM (the “Growth Index”). The Growth Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended October 31, 2010, the total return for the Growth Fund was 3.70%, while the total return for the Growth Index was 3.83%.

PORTFOLIO ALLOCATION As of 10/31/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.36%

Technology	17.98

Industrial	15.75

Communications	11.62

Consumer Cyclical	11.47

Energy	11.38

Financial	4.27

Basic Materials	2.59

Utilities	0.93

Diversified	0.61

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Salesforce.com Inc.	1.66%

Citrix Systems Inc.	1.47

C.H. Robinson Worldwide Inc.	1.44

Expeditors International of Washington Inc.	1.30

Hospira Inc.	1.21

Altera Corp.	1.18

Akamai Technologies Inc.	1.16

Wynn Resorts Ltd.	1.16

F5 Networks Inc.	1.14

Life Technologies Corp.	1.13

TOTAL	12.85%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Mid Value IndexSM (the “Value Index”). The Value Index measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended October 31, 2010, the total return for the Value Fund was (1.31)%, while the total return for the Value Index was (1.17)%.

PORTFOLIO ALLOCATION
As of 10/31/10
Sector	Percentage of Net Assets
Financial	28.12%

Utilities	18.07

Consumer Non-Cyclical	13.82

Consumer Cyclical	11.13

Communications	8.93

Industrial	6.12

Basic Materials	5.34

Energy	4.78

Technology	3.64

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 10/31/10
Security	Percentage of Net Assets
PPL Corp.	1.56%

McGraw-Hill Companies Inc. (The)	1.40

Annaly Capital Management Inc.	1.32

Delta Air Lines Inc.	1.32

Xcel Energy Inc.	1.31

CBS Corp. Class B NVS	1.28

Host Hotels & Resorts Inc.	1.26

Stanley Black & Decker Inc.	1.24

Humana Inc.	1.20

Macy’s Inc.	1.20

TOTAL	13.09%

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Performance as of October 31, 2010

	Average Annual Total Returns

	Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Small Core	26.13%	25.95%	26.42%	4.03%	4.04%	4.18%	5.61%	5.59%	5.79%
Morningstar Small Growth	30.56%	30.55%	30.87%	3.66%	3.68%	3.89%	4.04%	4.03%	4.29%
Morningstar Small Value	29.25%	29.13%	29.74%	4.38%	4.39%	4.66%	6.03%	6.01%	6.33%

	Cumulative Total Returns

	Year Ended 10/31/10			Five Years Ended 10/31/10			Inception to 10/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Small Core	26.13%	25.95%	26.42%	21.84%	21.88%	22.73%	41.37%	41.18%	42.91%
Morningstar Small Growth	30.56%	30.55%	30.87%	19.71%	19.79%	21.05%	28.61%	28.46%	30.48%
Morningstar Small Value	29.25%	29.13%	29.74%	23.92%	23.95%	25.56%	45.03%	44.83%	47.56%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Small Core IndexSM (the “Core Index”). The Core Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2010, the total return for the Core Fund was (1.68)%, while the total return for the Core Index was (1.57)%.

PORTFOLIO ALLOCATION
As of 10/31/10
Sector	Percentage of Net Assets
Industrial	20.95%

Financial	20.40

Consumer Cyclical	17.84

Consumer Non-Cyclical	14.28

Technology	10.53

Energy	6.18

Communications	4.95

Basic Materials	4.47

Utilities	0.23

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 10/31/10
Security	Percentage of Net Assets
Gardner Denver Inc.	0.96%

Kennametal Inc.	0.88

BRE Properties Inc. Class A	0.88

East West Bancorp Inc.	0.84

Oil States International Inc.	0.83

Taubman Centers Inc.	0.82

Parametric Technology Corp.	0.80

Towers Watson & Co. Class A	0.77

BioMed Realty Trust Inc.	0.76

Polaris Industries Inc.	0.74

TOTAL	8.28%

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Small Growth IndexSM (the “Growth Index”). The Growth Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended October 31, 2010, the total return for the Growth Fund was 4.40%, while the total return for the Growth Index was 4.50%.

PORTFOLIO ALLOCATION
As of 10/31/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.91%

Technology	19.59

Industrial	15.58

Consumer Cyclical	13.78

Communications	12.08

Financial	6.63

Energy	5.65

Basic Materials	1.93

Utilities	0.57

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 10/31/10
Security	Percentage of Net Assets
Riverbed Technology Inc.	1.41%

Informatica Corp.	1.29

TIBCO Software Inc.	1.10

WABCO Holdings Inc.	1.02

Sotheby’s	1.02

VeriFone Systems Inc.	1.00

Tractor Supply Co.	0.99

BioMarin Pharmaceutical Inc.	0.92

Rackspace Hosting Inc.	0.89

Brigham Exploration Co.	0.85

TOTAL	10.49%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Small Value IndexSM (the “Value Index”). The Value Index measures the performance of stocks issued by small-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended October 31, 2010, the total return for the Value Fund was (2.57)%, while the total return for the Value Index was (2.44)%.

PORTFOLIO ALLOCATION
As of 10/31/10
Sector	Percentage of Net Assets
Financial	32.28%

Utilities	13.67

Consumer Cyclical	14.16

Industrial	10.89

Consumer Non-Cyclical	9.63

Basic Materials	8.00

Energy	4.89

Technology	4.14

Communications	2.23

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 10/31/10
Security	Percentage of Net Assets
Apartment Investment and Management Co. Class A	0.98%

Health Net Inc.	0.94

Highwoods Properties Inc.	0.90

Foot Locker Inc.	0.88

Hill-Rom Holdings Inc.	0.87

Cytec Industries Inc.	0.86

Allied World Assurance Holdings Ltd.	0.84

National Retail Properties Inc.	0.81

Temple-Inland Inc.	0.80

MFA Financial Inc.	0.80

TOTAL	8.68%

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/10)	Ending Account Value (10/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/10 to 10/31/10)
Morningstar Large Core
Actual	$1,000.00	$ 985.70	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Morningstar Large Growth
Actual	1,000.00	1,030.10	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Morningstar Large Value
Actual	1,000.00	1,004.50	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Morningstar Mid Core
Actual	1,000.00	1,028.90	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

SHAREHOLDER EXPENSES	17

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/10)	Ending Account Value (10/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/10 to 10/31/10)
Morningstar Mid Growth
Actual	$1,000.00	$1,037.00	0.30%	$1.54
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Morningstar Mid Value
Actual	1,000.00	986.90	0.30	1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Morningstar Small Core
Actual	1,000.00	983.20	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Morningstar Small Growth
Actual	1,000.00	1,044.00	0.30	1.55
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Morningstar Small Value
Actual	1,000.00	974.30	0.30	1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.79%

ADVERTISING – 0.40%
Omnicom Group Inc.	22,920	$1,007,563

		1,007,563

AEROSPACE & DEFENSE – 1.94%
United Technologies Corp.	65,477	4,895,715

		4,895,715

AGRICULTURE – 3.21%
Philip Morris International Inc.	138,759	8,117,402

		8,117,402

AUTO PARTS & EQUIPMENT – 0.71%
Johnson Controls Inc.	50,782	1,783,464

		1,783,464

BANKS – 9.61%
Bank of America Corp.	752,375	8,607,170
Bank of New York Mellon Corp. (The)	91,494	2,292,839
PNC Financial Services Group Inc. (The)[a]	39,832	2,146,945
State Street Corp.	37,414	1,562,409
Wells Fargo & Co.	370,991	9,675,445

		24,284,808

BEVERAGES – 7.02%
Coca-Cola Co. (The)	161,176	9,883,312
PepsiCo Inc.	120,448	7,865,255

		17,748,567

BIOTECHNOLOGY – 2.07%
Amgen Inc.[b]	72,556	4,149,478
Biogen Idec Inc.[b]	17,164	1,076,354

		5,225,832

COMMERCIAL SERVICES – 0.51%
McKesson Corp.	19,658	1,297,035

		1,297,035

COMPUTERS – 9.13%
Dell Inc.[b]	130,653	1,878,790
Hewlett-Packard Co.	177,547	7,467,627
International Business Machines Corp.	95,476	13,710,354

		23,056,771

COSMETICS & PERSONAL CARE – 5.80%
Avon Products Inc.	32,403	986,671

Security	Shares	Value
Procter & Gamble Co. (The)	214,895	$13,660,875

		14,647,546

DIVERSIFIED FINANCIAL SERVICES – 3.79%
American Express Co.	80,608	3,342,008
Ameriprise Financial Inc.	18,943	979,163
Goldman Sachs Group Inc. (The)	32,638	5,253,086

		9,574,257

ELECTRONICS – 0.42%
Tyco Electronics Ltd.	33,745	1,069,042

		1,069,042

FOOD – 2.00%
General Mills Inc.	46,621	1,750,152
Kellogg Co.	19,487	979,417
Kroger Co. (The)	45,383	998,426
Sysco Corp.	44,572	1,313,091

		5,041,086

FOREST PRODUCTS & PAPER – 0.31%
International Paper Co.	30,527	771,723

		771,723

HEALTH CARE – PRODUCTS – 7.06%
Baxter International Inc.	44,257	2,252,681
Boston Scientific Corp.[b]	113,986	727,231
Covidien PLC	38,135	1,520,442
Johnson & Johnson	209,394	13,332,116

		17,832,470

INSURANCE – 1.16%
Aon Corp.	22,313	886,942
Loews Corp.	25,711	1,015,070
Marsh & McLennan Companies Inc.	40,896	1,021,582

		2,923,594

INTERNET – 0.38%
Symantec Corp.[b]	60,028	971,253

		971,253

LEISURE TIME – 0.53%
Carnival Corp.	31,162	1,345,264

		1,345,264

LODGING – 0.35%
Marriott International Inc. Class A	23,803	881,901

		881,901

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2010

Security	Shares	Value
MACHINERY – 2.79%
Caterpillar Inc.	43,077	$3,385,852
Cummins Inc.	13,655	1,203,006
Deere & Co.	31,884	2,448,691

		7,037,549

MANUFACTURING – 4.98%
3M Co.	49,422	4,162,321
Eaton Corp.	12,758	1,133,293
Honeywell International Inc.	52,852	2,489,858
Illinois Tool Works Inc.	32,463	1,483,559
Ingersoll-Rand PLC	24,032	944,698
Parker Hannifin Corp.	12,188	932,991
Tyco International Ltd.	37,673	1,442,123

		12,588,843

MEDIA – 5.28%
News Corp. Class A NVS	137,454	1,987,585
News Corp. Class B	32,887	528,823
Time Warner Cable Inc.	26,653	1,542,409
Time Warner Inc.	85,138	2,767,836
Viacom Inc. Class A	788	33,703
Viacom Inc. Class B NVS	41,999	1,620,742
Walt Disney Co. (The)	134,519	4,857,481

		13,338,579

OIL & GAS – 4.22%
Anadarko Petroleum Corp.	37,461	2,306,474
Murphy Oil Corp.	14,350	935,046
Noble Energy Inc.	13,114	1,068,528
Occidental Petroleum Corp.	61,311	4,820,884
Transocean Ltd.[b]	24,216	1,534,326

		10,665,258

OIL & GAS SERVICES – 1.54%
Halliburton Co.	68,740	2,190,057
National Oilwell Varco Inc.	31,628	1,700,321

		3,890,378

PHARMACEUTICALS – 1.76%
Bristol-Myers Squibb Co.	130,097	3,499,609
Cardinal Health Inc.	27,275	946,170

		4,445,779

PIPELINES – 0.38%
Williams Companies Inc. (The)	44,449	956,542

		956,542

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 2.14%
Equity Residential	21,402	$1,040,779
Public Storage	10,658	1,057,487
Simon Property Group Inc.	22,192	2,130,876
Vornado Realty Trust[c]	13,621	1,190,339

		5,419,481

RETAIL – 10.19%
Best Buy Co. Inc.	25,644	1,102,179
Gap Inc. (The)	28,254	537,108
Home Depot Inc. (The)	128,597	3,971,075
Lowe’s Companies Inc.	109,293	2,331,220
McDonald’s Corp.	80,584	6,267,018
Sears Holdings Corp.[b,c]	3,608	259,704
Target Corp.	50,753	2,636,111
Wal-Mart Stores Inc.	159,305	8,629,552

		25,733,967

SEMICONDUCTORS – 3.84%
Applied Materials Inc.	101,380	1,253,057
Intel Corp.	421,146	8,452,400

		9,705,457

TELECOMMUNICATIONS – 1.38%
Corning Inc.	118,475	2,165,723
Motorola Inc.[b]	162,496	1,324,342

		3,490,065

TRANSPORTATION – 4.89%
CSX Corp.	28,746	1,766,442
FedEx Corp.	22,022	1,931,770
Norfolk Southern Corp.	27,746	1,706,101
Union Pacific Corp.	37,670	3,302,905
United Parcel Service Inc. Class B	54,049	3,639,660

		12,346,878

TOTAL COMMON STOCKS
(Cost: $228,470,895)		252,094,069

SHORT-TERM INVESTMENTS – 0.55%

MONEY MARKET FUNDS – 0.55%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.28%[a,d,e]	924,312	924,312

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[a,d,e]	128,659	$128,659
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[a,d]	333,252	333,252

		1,386,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,386,223)		1,386,223

TOTAL INVESTMENTS IN SECURITIES – 100.34%
(Cost: $229,857,118)		253,480,292

Other Assets, Less Liabilities – (0.34)%		(846,727)

NET ASSETS – 100.00%		$252,633,565

NVS – Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.80%

AGRICULTURE – 1.14%
Monsanto Co.	67,995	$4,040,263

		4,040,263

APPAREL – 1.39%
Coach Inc.	38,354	1,917,700
Nike Inc. Class B	37,301	3,037,793

		4,955,493

AUTO MANUFACTURERS – 0.66%
PACCAR Inc.	45,497	2,332,176

		2,332,176

BANKS – 0.42%
Northern Trust Corp.	30,343	1,505,923

		1,505,923

BIOTECHNOLOGY – 1.66%
Celgene Corp.[a]	57,835	3,589,819
Genzyme Corp.[a]	31,970	2,305,996

		5,895,815

CHEMICALS – 2.38%
Air Products and Chemicals Inc.	24,802	2,107,426
Ecolab Inc.	29,336	1,446,852
Mosaic Co. (The)	18,734	1,370,579
Praxair Inc.	38,750	3,539,425

		8,464,282

COAL – 0.50%
Peabody Energy Corp.	33,510	1,772,679

		1,772,679

COMMERCIAL SERVICES – 2.66%
MasterCard Inc. Class A	13,083	3,140,705
Visa Inc. Class A	62,196	4,861,861
Western Union Co.	83,075	1,462,120

		9,464,686

COMPUTERS – 13.51%
Accenture PLC Class A	79,464	3,552,835
Apple Inc.[a]	113,942	34,281,730
Cognizant Technology Solutions
Corp. Class Aa	37,617	2,452,252
EMC Corp.[a]	256,305	5,384,968
NetApp Inc.[a]	44,600	2,374,950

		48,046,735

Security	Shares	Value
COSMETICS & PERSONAL CARE – 1.65%
Colgate-Palmolive Co.	61,847	$4,769,641
Estee Lauder Companies Inc.
(The) Class A	15,248	1,085,200

		5,854,841

DIVERSIFIED FINANCIAL SERVICES – 2.74%
BlackRock Inc.[b]	5,266	900,433
Charles Schwab Corp. (The)	121,610	1,872,794
CME Group Inc.	8,433	2,442,618
Franklin Resources Inc.	19,569	2,244,564
T. Rowe Price Group Inc.	32,547	1,798,873
TD AMERITRADE Holding Corp.[a]	29,163	498,396

		9,757,678

ELECTRICAL COMPONENTS & EQUIPMENT – 1.47%
Emerson Electric Co.	94,872	5,208,473

		5,208,473

ELECTRONICS – 1.17%
Agilent Technologies Inc.[a]	43,842	1,525,702
Thermo Fisher Scientific Inc.[a]	51,283	2,636,972

		4,162,674

ENERGY – ALTERNATE SOURCES – 0.27%
First Solar Inc.[a,c]	6,912	951,644

		951,644

ENVIRONMENTAL CONTROL – 0.33%
Republic Services Inc.	39,420	1,175,110

		1,175,110

HEALTH CARE – PRODUCTS – 4.06%
Alcon Inc.	9,590	1,608,435
Becton, Dickinson and Co.	27,562	2,081,482
Intuitive Surgical Inc.[a]	4,955	1,302,917
Medtronic Inc.	136,074	4,791,166
St. Jude Medical Inc.[a]	40,908	1,566,776
Stryker Corp.	38,247	1,892,844
Zimmer Holdings Inc.[a]	25,479	1,208,724

		14,452,344

HEALTH CARE – SERVICES – 0.26%
Quest Diagnostics Inc.	18,600	914,004

		914,004

INTERNET – 9.88%
Amazon.com Inc.[a]	43,648	7,208,031
eBay Inc.[a]	140,958	4,201,958

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2010

Security	Shares	Value
Google Inc. Class Aa	30,666	$18,797,951
Priceline.com Inc.[a]	6,069	2,286,860
Yahoo! Inc.[a]	158,611	2,618,668

		35,113,468
IRON & STEEL – 0.39%
Nucor Corp.	35,813	1,368,773

		1,368,773
LODGING – 0.70%
Las Vegas Sands Corp.[a]	54,338	2,493,027

		2,493,027
MANUFACTURING – 0.77%
Danaher Corp.	63,446	2,751,019

		2,751,019
MEDIA – 3.33%
Comcast Corp. Class A	258,698	5,324,005
Comcast Corp. Class A Special	91,698	1,772,522
DIRECTV Class Aa	108,912	4,733,316

		11,829,843
METAL FABRICATE & HARDWARE – 0.68%
Precision Castparts Corp.	17,811	2,432,626

		2,432,626
MINING – 2.61%
Freeport-McMoRan Copper & Gold Inc.	59,111	5,596,629
Newmont Mining Corp.	60,747	3,697,670

		9,294,299
OIL & GAS – 2.08%
Diamond Offshore Drilling Inc.	8,175	540,858
EOG Resources Inc.	31,652	3,029,730
Hess Corp.	37,099	2,338,350
Southwestern Energy Co.[a]	43,491	1,472,170

		7,381,108
OIL & GAS SERVICES – 4.44%
Baker Hughes Inc.	53,504	2,478,840
Cameron International Corp.[a]	30,604	1,338,925
Schlumberger Ltd.	171,441	11,982,012

		15,799,777

PHARMACEUTICALS – 6.45%
Abbott Laboratories	193,331	9,921,747
Allergan Inc.	38,208	2,766,641

Security	Shares	Value
Express Scripts Inc.[a]	63,160	$3,064,523
Gilead Sciences Inc.[a]	105,352	4,179,314
Medco Health Solutions Inc.[a]	57,417	3,016,115

		22,948,340

RETAIL – 7.28%
Bed Bath & Beyond Inc.[a]	32,918	1,445,100
Costco Wholesale Corp.	55,203	3,465,092
CVS Caremark Corp.	170,996	5,150,400
Kohl’s Corp.[a]	36,078	1,847,194
Staples Inc.	91,722	1,877,549
Starbucks Corp.	93,407	2,660,232
TJX Companies Inc. (The)	51,335	2,355,763
Walgreen Co.	122,940	4,165,207
Yum! Brands Inc.	58,714	2,909,866

		25,876,403

SEMICONDUCTORS – 2.26%
Broadcom Corp. Class A	56,434	2,299,121
Marvell Technology Group Ltd.[a,c]	67,679	1,306,881
Texas Instruments Inc.	150,147	4,439,847

		8,045,849

SOFTWARE – 14.11%
Activision Blizzard Inc.	69,093	792,497
Adobe Systems Inc.[a]	65,833	1,853,199
Automatic Data Processing Inc.	63,030	2,799,793
CA Inc.	51,622	1,198,147
Intuit Inc.[a]	36,520	1,752,960
Microsoft Corp.	967,082	25,763,064
Oracle Corp.	480,778	14,134,873
Paychex Inc.	40,733	1,128,304
VMware Inc. Class Aa	9,678	739,980

		50,162,817

TELECOMMUNICATIONS – 8.55%
American Tower Corp. Class Aa	50,442	2,603,312
Cisco Systems Inc.[a]	724,747	16,545,974
Juniper Networks Inc.[a]	66,355	2,149,238
QUALCOMM Inc.	201,695	9,102,495

		30,401,019

TOTAL COMMON STOCKS
(Cost: $336,802,937)		354,853,188

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.47%

MONEY MARKET FUNDS – 0.47%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[b,d,e]	1,059,969	$1,059,969
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,d,e]	147,542	147,542
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[b,d]	485,618	485,618

		1,693,129

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,693,129)		1,693,129

TOTAL INVESTMENTS IN SECURITIES – 100.27%
(Cost: $338,496,066)		356,546,317

Other Assets, Less Liabilities – (0.27)%		(969,816)

NET ASSETS – 100.00%		$355,576,501

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.89%

AEROSPACE & DEFENSE – 4.43%
Boeing Co. (The)	43,375	$3,064,011
General Dynamics Corp.	21,092	1,436,787
L-3 Communications Holdings Inc.	7,624	550,376
Lockheed Martin Corp.	19,144	1,364,776
Northrop Grumman Corp.	18,195	1,150,106
Raytheon Co.	24,835	1,144,397

		8,710,453

AGRICULTURE – 3.26%
Altria Group Inc.	138,246	3,514,213
Archer-Daniels-Midland Co.	38,977	1,298,714
Lorillard Inc.	10,230	873,028
Reynolds American Inc.	11,234	729,087

		6,415,042

AUTO MANUFACTURERS – 1.59%
Ford Motor Co.[a]	221,441	3,128,961

		3,128,961

BANKS – 2.87%
BB&T Corp.	45,931	1,075,245
Fifth Third Bancorp	52,951	665,065
SunTrust Banks Inc.	33,169	829,888
U.S. Bancorp	126,925	3,069,046

		5,639,244

BEVERAGES – 0.27%
Coca-Cola Enterprises Inc.	21,724	521,593

		521,593

CHEMICALS – 3.06%
Dow Chemical Co. (The)	75,928	2,340,860
E.I. du Pont de Nemours and Co.	59,682	2,821,765
PPG Industries Inc.	11,000	843,700

		6,006,325

DIVERSIFIED FINANCIAL SERVICES – 10.05%
Capital One Financial Corp.	30,292	1,128,983
Citigroup Inc.[a]	1,577,672	6,578,892
JPMorgan Chase & Co.	263,778	9,925,966
Morgan Stanley	84,728	2,107,186

		19,741,027

ELECTRIC – 8.32%
American Electric Power Co. Inc.	31,650	1,184,976
Consolidated Edison Inc.	18,650	927,278

Security	Shares	Value
Dominion Resources Inc.	39,050	$1,697,113
Duke Energy Corp.	86,510	1,575,347
Edison International	19,913	734,790
Entergy Corp.	12,417	925,439
Exelon Corp.	43,860	1,790,365
FirstEnergy Corp.[b]	20,288	736,860
NextEra Energy Inc.	27,411	1,508,701
PG&E Corp.	25,934	1,240,164
Progress Energy Inc.	19,452	875,340
Public Service Enterprise Group Inc.	33,757	1,092,039
Southern Co.	54,487	2,063,423

		16,351,835

ENVIRONMENTAL CONTROL – 0.54%
Waste Management Inc.	29,589	1,056,919

		1,056,919

FOOD – 3.16%
Campbell Soup Co.	14,019	508,189
ConAgra Foods Inc.	29,764	669,392
H.J. Heinz Co.	20,827	1,022,814
Kraft Foods Inc. Class A	106,288	3,429,914
Safeway Inc.	25,395	581,545

		6,211,854

GAS – 0.42%
Sempra Energy	15,327	819,688

		819,688

HEALTH CARE – SERVICES – 2.52%
Aetna Inc.	27,754	828,734
UnitedHealth Group Inc.	74,633	2,690,520
WellPoint Inc.[a]	26,511	1,440,608

		4,959,862

HOUSEHOLD PRODUCTS & WARES – 0.87%
Kimberly-Clark Corp.	27,129	1,718,351

		1,718,351

INSURANCE – 8.24%
ACE Ltd.	22,469	1,335,108
Aflac Inc.	30,900	1,727,001
Allstate Corp. (The)	33,484	1,020,927
Berkshire Hathaway Inc. Class Ba	55,836	4,442,312
Chubb Corp.	20,879	1,211,400

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2010

Security	Shares	Value
Hartford Financial Services Group Inc. (The)	29,558	$708,801
MetLife Inc.	38,418	1,549,398
Progressive Corp. (The)	41,497	878,076
Prudential Financial Inc.	30,562	1,606,950
Travelers Companies Inc. (The)	31,159	1,719,977

		16,199,950

MANUFACTURING – 5.78%
General Electric Co.	708,401	11,348,584

		11,348,584

MINING – 0.45%
Alcoa Inc.	67,831	890,621

		890,621

OFFICE & BUSINESS EQUIPMENT – 0.55%
Xerox Corp.	91,576	1,071,439

		1,071,439

OIL & GAS – 23.67%
Apache Corp.	24,182	2,442,866
Chesapeake Energy Corp.	43,049	934,163
Chevron Corp.	133,089	10,994,482
ConocoPhillips	92,087	5,469,968
Devon Energy Corp.	27,282	1,773,876
Exxon Mobil Corp.	339,109	22,540,574
Marathon Oil Corp.	47,086	1,674,849
Valero Energy Corp.	37,439	672,030

		46,502,808

PHARMACEUTICALS – 9.67%
Eli Lilly and Co.	65,174	2,294,125
Merck & Co. Inc.	204,060	7,403,297
Pfizer Inc.	534,801	9,305,537

		19,002,959

PIPELINES – 0.52%
Spectra Energy Corp.	43,014	1,022,443

		1,022,443

TELECOMMUNICATIONS – 9.65%
AT&T Inc.	394,440	11,241,540
CenturyLink Inc.	19,979	826,731
Sprint Nextel Corp.[a]	195,784	806,630

Security	Shares	Value
Verizon Communications Inc.	187,668	$6,093,580

		18,968,481

TOTAL COMMON STOCKS
(Cost: $207,514,028)		196,288,439

SHORT-TERM INVESTMENTS – 0.22%

MONEY MARKET FUNDS – 0.22%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	88,331	88,331
BlackRock Cash Funds: Prime,
SL Agency Shares 0.26%[c,d,e]	12,295	12,295
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[c,d]	333,712	333,712

		434,338

TOTAL SHORT-TERM INVESTMENTS
(Cost: $434,338)		434,338

TOTAL INVESTMENTS IN SECURITIES – 100.11%
(Cost: $207,948,366)		196,722,777

Other Assets, Less Liabilities – (0.11)%		(219,469)

NET ASSETS – 100.00%		$196,503,308

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.96%

ADVERTISING – 0.52%
Interpublic Group of Companies Inc. (The)[a]	65,014	$672,895

		672,895

AEROSPACE & DEFENSE – 2.66%
BE Aerospace Inc.[a]	12,824	471,410
Goodrich Corp.	16,659	1,367,204
Rockwell Collins Inc.	21,120	1,277,971
Spirit AeroSystems Holdings Inc. Class Aa	14,289	309,214

		3,425,799

AIRLINES – 1.06%
Southwest Airlines Co.	99,043	1,362,832

		1,362,832

APPAREL – 0.74%
VF Corp.	11,430	951,433

		951,433

AUTO PARTS & EQUIPMENT – 1.38%
BorgWarner Inc.[a]	15,240	855,116
Goodyear Tire & Rubber Co. (The)[a]	32,120	328,266
Lear Corp.[a]	6,624	585,562

		1,768,944

BANKS – 0.91%
Bank of Hawaii Corp.	6,354	274,429
BOK Financial Corp.	3,546	163,932
City National Corp.	6,360	327,985
Cullen/Frost Bankers Inc.	7,579	397,443

		1,163,789

BEVERAGES – 1.48%
Brown-Forman Corp. Class B NVS	12,071	734,038
Dr Pepper Snapple Group Inc.	31,908	1,166,237

		1,900,275

BIOTECHNOLOGY – 0.38%
Charles River Laboratories International Inc.[a]	8,801	288,409
Talecris Biotherapeutics Holdings Corp.[a]	8,153	199,911

		488,320

Security	Shares	Value
BUILDING MATERIALS – 0.68%
Armstrong World Industries Inc.[a]	2,387	$99,657
Lennox International Inc.	6,882	282,231
Martin Marietta Materials Inc.[b]	6,037	485,858

		867,746

CHEMICALS – 4.37%
Albemarle Corp.	12,235	613,341
CF Industries Holdings Inc.	9,492	1,163,055
FMC Corp.	9,721	710,605
International Flavors & Fragrances Inc.	10,522	527,783
Lubrizol Corp.	9,120	934,709
RPM International Inc.	17,139	354,949
Sherwin-Williams Co. (The)	12,357	901,690
Valhi Inc.	740	14,933
Valspar Corp. (The)	12,423	398,778

		5,619,843

COAL – 0.90%
Arch Coal Inc.	21,748	534,783
Walter Energy Inc.	7,083	623,021

		1,157,804

COMMERCIAL SERVICES – 3.24%
Alliance Data Systems Corp.[a,b]	7,053	428,258
Career Education Corp.[a]	8,720	152,949
Equifax Inc.	16,914	560,361
Lender Processing Services Inc.	12,394	357,443
Manpower Inc.	10,958	599,731
Moody’s Corp.	27,277	738,116
Robert Half International Inc.	19,765	535,829
SAIC Inc.[a]	50,791	789,292

		4,161,979

COMPUTERS – 3.04%
Brocade Communications Systems Inc.[a]	59,122	373,651
SanDisk Corp.[a]	31,134	1,170,016
Synopsys Inc.[a]	20,045	512,751
Teradata Corp.[a]	22,281	876,980
Western Digital Corp.[a]	30,550	978,211

		3,911,609

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2010

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.77%
W.W. Grainger Inc.	7,998	$991,992

		991,992

DIVERSIFIED FINANCIAL SERVICES – 5.34%
Affiliated Managers Group Inc.[a]	6,840	585,572
Discover Financial Services	72,643	1,282,149
E*TRADE Financial Corp.[a]	26,810	383,383
Federated Investors Inc. Class B	13,696	341,167
Invesco Ltd.	62,533	1,438,259
Janus Capital Group Inc.	24,524	258,974
Jefferies Group Inc.[b]	15,009	359,165
NASDAQ OMX Group Inc. (The)[a]	21,222	446,087
NYSE Euronext Inc.	34,598	1,060,083
Raymond James Financial Inc.	13,170	371,657
Waddell & Reed Financial Inc. Class A	11,464	333,259

		6,859,755

ELECTRIC – 1.31%
AES Corp. (The)[a]	106,247	1,268,589
DPL Inc.	15,983	417,156

		1,685,745

ELECTRICAL COMPONENTS & EQUIPMENT – 1.09%
Energizer Holdings Inc.[a]	9,284	694,257
Hubbell Inc. Class B	7,024	379,436
Molex Inc.	8,559	173,748
Molex Inc. Class A NVS	9,351	159,622

		1,407,063

ELECTRONICS – 1.47%
Avnet Inc.[a]	20,250	603,045
Garmin Ltd.[b]	15,445	507,214
Jabil Circuit Inc.	26,714	409,793
PerkinElmer Inc.	15,523	364,014

		1,884,066

ENGINEERING & CONSTRUCTION – 2.28%
Fluor Corp.	23,902	1,151,837
KBR Inc.	20,929	531,597
McDermott International Inc.[a]	30,930	477,250
Shaw Group Inc. (The)[a]	11,088	338,849
URS Corp.[a]	11,119	432,863

		2,932,396

Security	Shares	Value
ENTERTAINMENT – 0.71%
DreamWorks Animation SKG Inc. Class Aa	8,297	$292,884
International Game Technology	39,737	619,500

		912,384

FOOD – 2.25%
Flowers Foods Inc.	12,214	311,213
Hershey Co. (The)	20,742	1,026,522
Hormel Foods Corp.	9,624	441,934
McCormick & Co. Inc. NVS	14,798	654,367
Ralcorp Holdings Inc.[a]	7,301	453,100

		2,887,136

FOREST PRODUCTS & PAPER – 1.51%
MeadWestvaco Corp.	22,866	588,342
Plum Creek Timber Co. Inc.[b]	21,762	801,712
Rayonier Inc.[b]	10,588	552,694

		1,942,748

HAND & MACHINE TOOLS – 0.57%
Lincoln Electric Holdings Inc.	5,710	341,230
Snap-on Inc.	7,649	390,099

		731,329

HEALTH CARE – PRODUCTS – 1.06%
Beckman Coulter Inc.	9,233	491,565
Hologic Inc.[a]	34,606	554,388
Kinetic Concepts Inc.[a]	8,350	317,551

		1,363,504

HEALTH CARE – SERVICES – 0.90%
Community Health Systems Inc.[a]	12,674	381,234
Tenet Healthcare Corp.[a]	63,937	278,765
Universal Health Services Inc. Class B	11,951	493,218

		1,153,217

HOME BUILDERS – 0.38%
NVR Inc.[a]	784	491,889

		491,889

HOME FURNISHINGS – 0.24%
Harman International Industries Inc.[a]	9,235	309,834

		309,834

HOUSEHOLD PRODUCTS & WARES – 1.50%
Clorox Co. (The)	18,484	1,230,110

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2010

Security	Shares	Value
Scotts Miracle-Gro Co. (The) Class A	5,984	$319,546
Tupperware Brands Corp.	8,339	373,670

		1,923,326

INSURANCE – 1.52%
Alleghany Corp.[a]	961	288,761
Arthur J. Gallagher & Co.	14,037	395,282
Brown & Brown Inc.	15,315	341,371
Markel Corp.[a]	1,307	437,871
Old Republic International Corp.	32,077	423,417
Wesco Financial Corp.	192	69,773

		1,956,475

INTERNET – 0.84%
Expedia Inc.	27,860	806,547
IAC/InterActiveCorp[a]	9,993	278,805

		1,085,352

IRON & STEEL – 0.92%
Cliffs Natural Resources Inc.	18,091	1,179,533

		1,179,533

LEISURE TIME – 1.30%
Harley-Davidson Inc.	31,102	954,209
Royal Caribbean Cruises Ltd.[a]	17,981	710,969

		1,665,178

LODGING – 1.50%
Hyatt Hotels Corp. Class Aa	4,792	193,118
MGM Resorts International[a]	42,463	464,120
Starwood Hotels & Resorts Worldwide Inc.	23,359	1,264,656

		1,921,894

MACHINERY – 2.04%
AGCO Corp.[a]	12,405	526,840
Flowserve Corp.	7,459	745,900
IDEX Corp.	10,745	387,680
Joy Global Inc.	13,642	967,900

		2,628,320

MANUFACTURING – 5.64%
AptarGroup Inc.	8,374	375,825
Cooper Industries PLC	22,286	1,168,232
Dover Corp.	24,842	1,319,110
Harsco Corp.	10,730	248,722
ITT Corp.	24,482	1,155,306

Security	Shares	Value
Leggett & Platt Inc.	19,500	$397,410
Pall Corp.	15,637	667,231
Pentair Inc.	13,097	428,665
SPX Corp.	6,639	445,211
Teleflex Inc.	5,283	294,527
Textron Inc.[b]	36,126	752,143

		7,252,382

MEDIA – 1.10%
John Wiley & Sons Inc. Class A	6,748	291,244
Liberty Global Inc. Series Aa	15,109	570,969
Liberty Global Inc. Series Ca	15,385	556,783

		1,418,996

METAL FABRICATE & HARDWARE – 0.33%
Timken Co. (The)	10,283	425,922

		425,922

MINING – 0.44%
Vulcan Materials Co.	15,447	563,970

		563,970

OIL & GAS – 3.85%
Cabot Oil & Gas Corp.	13,837	400,996
Continental Resources Inc.[a]	4,224	200,767
Helmerich & Payne Inc.	12,949	553,958
Mariner Energy Inc.[a]	13,561	337,940
Nabors Industries Ltd.[a]	38,051	795,266
Pioneer Natural Resources Co.	12,327	860,425
Plains Exploration & Production Co.[a]	18,562	517,323
Rowan Companies Inc.[a]	15,186	499,619
Whiting Petroleum Corp.[a]	7,825	785,943

		4,952,237

OIL & GAS SERVICES – 0.25%
Tidewater Inc.	6,867	316,775

		316,775

PACKAGING & CONTAINERS – 1.06%
Ball Corp.	12,345	794,524
Packaging Corp. of America	13,635	333,103
Silgan Holdings Inc.	6,829	230,479

		1,358,106

PHARMACEUTICALS – 3.95%
AmerisourceBergen Corp.	37,248	1,222,479
Cephalon Inc.[a]	9,989	663,669

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2010

Security	Shares	Value
Endo Pharmaceuticals Holdings Inc.[a]	13,922	$511,494
Mead Johnson Nutrition Co. Class A	27,317	1,606,785
Warner Chilcott PLC Class A	15,386	369,880
Watson Pharmaceuticals Inc.[a]	15,026	700,963

		5,075,270

PIPELINES – 0.31%
Questar Corp.	23,306	395,503

		395,503

REAL ESTATE – 0.90%
CB Richard Ellis Group Inc. Class Aa	39,308	721,302
Jones Lang LaSalle Inc.	5,632	439,634

		1,160,936

REAL ESTATE INVESTMENT TRUSTS – 10.50%
Alexandria Real Estate Equities Inc.	6,663	489,597
AvalonBay Communities Inc.	11,377	1,209,489
Boston Properties Inc.	18,512	1,595,549
Camden Property Trust[b]	8,931	442,888
Corporate Office Properties Trust	7,850	278,597
Essex Property Trust Inc.	4,016	453,647
Federal Realty Investment Trust	8,149	668,055
General Growth Properties Inc.	42,444	713,059
HCP Inc.	41,143	1,481,560
Health Care REIT Inc.	16,443	840,237
Kimco Realty Corp.	53,678	924,872
Macerich Co. (The)	17,346	773,805
Nationwide Health Properties Inc.	16,555	675,941
Realty Income Corp.	13,890	476,149
Regency Centers Corp.	10,919	460,564
Senior Housing Properties Trust	16,906	403,884
UDR Inc.	21,606	485,703
Ventas Inc.[b]	20,907	1,119,779

		13,493,375

RETAIL – 7.10%
Abercrombie & Fitch Co. Class A	11,815	506,391
Advance Auto Parts Inc.	11,751	763,580
American Eagle Outfitters Inc.	27,380	438,354
AutoZone Inc.[a]	3,889	924,143
Darden Restaurants Inc.	18,637	851,897
Family Dollar Stores Inc.	17,034	786,460

Security	Shares	Value
GameStop Corp. Class Aa,b	20,350	$400,081
Limited Brands Inc.	36,726	1,079,377
Nordstrom Inc.	22,732	875,409
PetSmart Inc.	15,834	592,667
Signet Jewelers Ltd.[a]	11,356	399,504
Tiffany & Co.	16,891	895,223
Wendy’s/Arby’s Group Inc. Class A	43,781	201,393
Williams-Sonoma Inc.	12,839	415,598

		9,130,077

SAVINGS & LOANS – 0.56%
People’s United Financial Inc.	50,051	616,128
TFS Financial Corp.	12,448	108,920

		725,048

SEMICONDUCTORS – 6.02%
Advanced Micro Devices Inc.[a]	75,140	550,776
Analog Devices Inc.	39,766	1,338,921
Atmel Corp.[a]	61,696	546,626
KLA-Tencor Corp.	22,437	801,450
LSI Corp.[a]	85,466	447,842
Maxim Integrated Products Inc.	39,888	863,974
Microchip Technology Inc.	24,322	782,682
National Semiconductor Corp.	31,474	431,194
Novellus Systems Inc.[a]	12,239	357,501
ON Semiconductor Corp.[a]	56,619	434,268
QLogic Corp.[a]	14,547	255,591
Xilinx Inc.	34,582	927,143

		7,737,968

SOFTWARE – 2.53%
Broadridge Financial Solutions Inc.	15,689	345,158
Dun & Bradstreet Corp. (The)	6,750	502,268
Fidelity National Information Services Inc.	33,357	903,975
Fiserv Inc.[a]	20,052	1,093,235
Total System Services Inc.	26,209	409,122

		3,253,758

TELECOMMUNICATIONS – 2.06%
Amdocs Ltd.[a]	25,275	775,437
CommScope Inc.[a]	12,463	394,579
Harris Corp.	17,475	789,695
Tellabs Inc.	47,098	321,208
tw telecom inc.[a]	20,239	372,398

		2,653,317

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2010

Security	Shares	Value
TEXTILES – 0.71%
Cintas Corp.	17,768	$488,087
Mohawk Industries Inc.[a]	7,353	421,621

		909,708

TOYS, GAMES & HOBBIES – 1.48%
Hasbro Inc.	16,788	776,445
Mattel Inc.	48,271	1,126,162

		1,902,607

WATER – 0.31%
Aqua America Inc.	18,235	392,600

		392,600

TOTAL COMMON STOCKS
(Cost: $113,956,179)		128,484,959

SHORT-TERM INVESTMENTS – 2.44%

MONEY MARKET FUNDS – 2.44%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	2,731,766	2,731,766
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	380,247	380,247
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[c,d]	28,401	28,401

		3,140,414

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,140,414)		3,140,414

TOTAL INVESTMENTS IN SECURITIES – 102.40%
(Cost: $117,096,593)		131,625,373

Other Assets, Less Liabilities – (2.40)%		(3,082,916)

NET ASSETS – 100.00%		$128,542,457

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.96%

AEROSPACE & DEFENSE – 0.30%
TransDigm Group Inc.[a]	7,567	$501,466

		501,466

APPAREL – 1.56%
Guess? Inc.	13,358	519,893
Phillips-Van Heusen Corp.	12,558	770,308
Polo Ralph Lauren Corp.	13,366	1,294,898

		2,585,099

BEVERAGES – 0.92%
Green Mountain Coffee Roasters Inc.[a]	23,832	786,218
Hansen Natural Corp.[a]	14,561	745,669

		1,531,887

BIOTECHNOLOGY – 2.93%
Alexion Pharmaceuticals Inc.[a]	18,410	1,257,403
Bio-Rad Laboratories Inc. Class Aa	3,897	353,146
Illumina Inc.[a]	25,543	1,387,240
Life Technologies Corp.[a]	37,443	1,878,890

		4,876,679

BUILDING MATERIALS – 0.37%
Owens Corning[a]	22,912	619,540

		619,540

CHEMICALS – 1.45%
Airgas Inc.	14,662	1,039,975
Sigma-Aldrich Corp.	21,504	1,363,784

		2,403,759

COAL – 2.22%
Alpha Natural Resources Inc.[a]	24,521	1,107,613
CONSOL Energy Inc.	46,283	1,701,363
Massey Energy Co.	21,081	886,878

		3,695,854

COMMERCIAL SERVICES – 4.05%
Apollo Group Inc. Class Aa	27,080	1,014,958
Corrections Corp. of America[a]	22,626	580,809
DeVry Inc.	12,679	606,817
Education Management Corp.[a]	8,795	105,540
Iron Mountain Inc.	37,990	827,802
ITT Educational Services Inc.[a,b]	7,069	456,163
Morningstar Inc.[a]	4,519	220,618

Security	Shares	Value
Pharmaceutical Product Development Inc.	22,535	$581,628
Quanta Services Inc.[a]	43,027	845,911
Strayer Education Inc.	2,868	401,032
Verisk Analytics Inc. Class Aa	24,787	738,901
VistaPrint NVa	8,210	345,395

		6,725,574

COMPUTERS – 1.33%
FactSet Research Systems Inc.	8,789	771,499
IHS Inc. Class Aa	9,660	697,838
MICROS Systems Inc.[a]	16,406	744,668

		2,214,005

COSMETICS & PERSONAL CARE – 0.40%
Alberto-Culver Co.	17,952	669,430

		669,430

DISTRIBUTION & WHOLESALE – 1.24%
Fastenal Co.[b]	28,105	1,446,846
LKQ Corp.[a]	28,611	622,003

		2,068,849

DIVERSIFIED FINANCIAL SERVICES – 1.78%
CBOE Holdings Inc.	2,318	55,655
Eaton Vance Corp.	24,297	699,025
Greenhill & Co. Inc.	6,029	468,273
IntercontinentalExchange Inc.[a]	15,128	1,737,753

		2,960,706

ELECTRIC – 0.93%
Calpine Corp.[a]	71,778	897,225
ITC Holdings Corp.	10,263	642,566

		1,539,791

ELECTRICAL COMPONENTS & EQUIPMENT – 0.71%
AMETEK Inc.	21,788	1,177,641

		1,177,641

ELECTRONICS – 4.85%
Amphenol Corp. Class A	35,588	1,784,026
Dolby Laboratories Inc. Class Aa	11,051	681,626
FLIR Systems Inc.[a]	32,514	905,190
Gentex Corp.	28,188	563,196
Itron Inc.[a]	8,182	497,220
Mettler-Toledo International Inc.[a]	6,894	900,081
National Instruments Corp.	12,410	431,744
Trimble Navigation Ltd.[a]	24,711	885,642

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2010

Security	Shares	Value
Waters Corp.[a]	19,084	$1,414,697

		8,063,422

ENERGY – ALTERNATE SOURCES – 0.25%
Covanta Holding Corp.	26,849	423,677

		423,677

ENGINEERING & CONSTRUCTION – 0.92%
AECOM Technology Corp.[a]	20,746	549,562
Jacobs Engineering Group Inc.[a]	25,469	983,358

		1,532,920

ENVIRONMENTAL CONTROL – 1.60%
Nalco Holding Co.	26,541	747,926
Stericycle Inc.[a,b]	17,445	1,251,504
Waste Connections Inc.	15,992	651,514

		2,650,944

FOOD – 0.66%
Whole Foods Market Inc.[a]	27,706	1,101,314

		1,101,314

HEALTH CARE - PRODUCTS – 6.77%
Alere Inc.[a]	17,293	511,008
C.R. Bard Inc.	19,248	1,599,894
CareFusion Corp.[a]	36,971	892,480
DENTSPLY International Inc.	29,360	921,610
Edwards Lifesciences Corp.[a]	23,113	1,477,152
Gen-Probe Inc.[a]	9,963	482,508
Henry Schein Inc.[a]	18,779	1,054,441
IDEXX Laboratories Inc.[a]	11,847	710,346
Patterson Companies Inc.	20,479	566,244
ResMed Inc.[a]	31,110	991,476
TECHNE Corp.	7,668	467,135
Varian Medical Systems Inc.[a]	24,998	1,580,373

		11,254,667

HEALTH CARE – SERVICES – 3.00%
Covance Inc.[a]	13,253	622,758
DaVita Inc.[a]	21,354	1,532,150
Laboratory Corp. of America Holdings[a]	21,128	1,718,129
Lincare Holdings Inc.	20,399	534,862
MEDNAX Inc.[a]	9,626	569,955

		4,977,854

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 0.61%
Leucadia National Corp.[a]	39,723	$1,009,759

		1,009,759

HOUSEHOLD PRODUCTS & WARES – 0.91%
Church & Dwight Co. Inc.	14,397	948,043
Fossil Inc.[a]	9,658	569,725

		1,517,768

INSURANCE – 0.27%
White Mountains Insurance Group Ltd.	1,421	453,583

		453,583

INTERNET – 6.58%
Akamai Technologies Inc.[a]	37,326	1,928,634
Check Point Software Technologies Ltd.[a]	34,524	1,475,901
Equinix Inc.[a]	9,305	783,853
F5 Networks Inc.[a]	16,145	1,900,267
McAfee Inc.[a]	31,226	1,476,990
Netflix Inc.[a]	9,274	1,609,039
VeriSign Inc.[a]	35,787	1,243,598
WebMD Health Corp.[a]	9,818	513,285

		10,931,567

IRON & STEEL – 0.61%
Allegheny Technologies Inc.	19,100	1,006,379

		1,006,379

LEISURE TIME – 0.32%
WMS Industries Inc.[a]	12,008	523,909

		523,909

LODGING – 1.16%
Wynn Resorts Ltd.	17,945	1,923,166

		1,923,166

MACHINERY – 2.05%
Babcock & Wilcox Co. (The)[a]	23,626	539,145
Bucyrus International Inc.	15,440	1,052,391
Rockwell Automation Inc.	29,016	1,809,728

		3,401,264

MANUFACTURING – 1.24%
Donaldson Co. Inc.	14,682	715,307
Roper Industries Inc.	19,296	1,339,721

		2,055,028

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2010

Security	Shares	Value
MEDIA – 2.58%
Discovery Communications Inc. Series Aa	28,008	$1,249,437
Discovery Communications Inc. Series Ca	29,134	1,132,147
Liberty Media Corp. – Liberty Capital Group Series Aa	17,082	982,898
Scripps Networks Interactive Inc. Class A	18,309	931,745

		4,296,227

MINING – 0.53%
Royal Gold Inc.	10,802	534,807
Titanium Metals Corp.[a]	17,511	344,266

		879,073

OIL & GAS – 7.08%
Atlas Energy Inc.[a]	16,110	469,123
Atwood Oceanics Inc.[a]	11,388	370,224
Concho Resources Inc.[a]	17,743	1,218,412
Denbury Resources Inc.[a]	81,793	1,392,117
EQT Corp.	30,648	1,147,461
EXCO Resources Inc.	35,215	522,239
Petrohawk Energy Corp.[a]	61,837	1,051,847
Pride International Inc.[a]	32,660	990,251
QEP Resources Inc.	35,971	1,188,122
Quicksilver Resources Inc.[a]	24,446	365,957
Range Resources Corp.	32,764	1,225,046
SM Energy Co.	12,921	538,547
Ultra Petroleum Corp.[a]	31,229	1,285,073

		11,764,419

OIL & GAS SERVICES – 1.83%
Dresser-Rand Group Inc.[a]	16,881	577,668
FMC Technologies Inc.[a]	24,665	1,778,346
Oceaneering International Inc.[a]	11,080	685,520

		3,041,534

PHARMACEUTICALS – 3.72%
Herbalife Ltd.	12,415	792,822
Hospira Inc.[a]	33,836	2,012,565
Mylan Inc.[a,b]	63,352	1,287,313
Perrigo Co.	16,954	1,116,929
United Therapeutics Corp.[a]	10,224	613,440
VCA Antech Inc.[a]	17,661	365,053

		6,188,122

Security	Shares	Value
REAL ESTATE – 0.23%
St. Joe Co. (The)[a,b]	18,765	$378,865

		378,865

REAL ESTATE INVESTMENT TRUSTS – 1.23%
AMB Property Corp.	34,576	974,698
Digital Realty Trust Inc.[b]	17,892	1,068,689

		2,043,387

RETAIL – 7.19%
Aeropostale Inc.[a]	19,280	470,046
Big Lots Inc.[a]	16,591	520,460
CarMax Inc.[a]	45,801	1,419,373
Chico’s FAS Inc.	36,772	357,424
Chipotle Mexican Grill Inc.[a]	6,393	1,343,873
Copart Inc.[a]	15,224	515,485
Dick’s Sporting Goods Inc.[a]	18,581	535,504
Dollar Tree Inc.[a]	26,149	1,341,705
J. Crew Group Inc.[a]	12,412	397,060
MSC Industrial Direct Co. Inc. Class A	9,234	525,784
O’Reilly Automotive Inc.[a]	28,104	1,644,084
Panera Bread Co. Class Aa	6,085	544,668
Ross Stores Inc.	25,151	1,483,658
Urban Outfitters Inc.[a]	27,403	843,190

		11,942,314

SAVINGS & LOANS – 0.76%
Capitol Federal Financial	4,300	100,620
Hudson City Bancorp Inc.	100,257	1,167,994

		1,268,614

SEMICONDUCTORS – 5.99%
Altera Corp.	63,004	1,966,355
Cree Inc.[a]	20,117	1,031,801
Lam Research Corp.[a]	25,976	1,189,441
Linear Technology Corp.	42,372	1,365,650
MEMC Electronic Materials Inc.[a]	46,542	596,668
NVIDIA Corp.[a]	116,946	1,406,860
Rovi Corp.[a]	21,199	1,073,729
Skyworks Solutions Inc.[a]	36,327	832,252
Varian Semiconductor Equipment Associates Inc.[a]	15,300	499,851

		9,962,607

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2010

Security	Shares	Value
SOFTWARE – 10.66%
Allscripts Healthcare Solutions Inc.[a]	34,338	$655,512
ANSYS Inc.[a]	18,587	841,062
Autodesk Inc.[a]	47,120	1,704,802
BMC Software Inc.[a]	37,038	1,683,747
Cerner Corp.[a]	14,254	1,251,929
Citrix Systems Inc.[a]	38,110	2,441,708
Electronic Arts Inc.[a]	67,130	1,064,010
Global Payments Inc.	16,414	639,489
MSCI Inc. Class Aa	24,173	866,602
Nuance Communications Inc.[a]	49,692	780,661
Red Hat Inc.[a]	38,641	1,632,969
Salesforce.com Inc.[a]	23,823	2,765,136
SEI Investments Co.	32,104	711,104
Solera Holdings Inc.	14,174	681,061

		17,719,792

TELECOMMUNICATIONS – 2.46%
Atheros Communications Inc.[a]	14,366	445,921
JDS Uniphase Corp.[a]	44,605	468,798
MetroPCS Communications Inc.[a]	51,169	532,669
NII Holdings Inc.[a]	34,054	1,423,798
Polycom Inc.[a]	17,441	589,157
Telephone and Data Systems Inc.	10,265	357,530
Telephone and Data Systems Inc. Special	8,970	267,575

		4,085,448

TRANSPORTATION – 3.71%
C.H. Robinson Worldwide Inc.	34,038	2,398,998
Expeditors International of Washington Inc.	43,717	2,157,871
J.B. Hunt Transport Services Inc.	19,024	684,103
Kansas City Southern Industries Inc.[a]	20,926	916,978

		6,157,950

TOTAL COMMON STOCKS
(Cost: $155,947,661)		166,125,853

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.85%

MONEY MARKET FUNDS – 1.85%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	2,590,817	$2,590,817
BlackRock Cash Funds: Prime,
SL Agency Shares 0.26%[c,d,e]	360,627	360,627
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[c,d]	133,405	133,405

		3,084,849

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,084,849)		3,084,849

TOTAL INVESTMENTS IN SECURITIES – 101.81%
(Cost: $159,032,510)		169,210,702

Other Assets, Less Liabilities – (1.81)%		(3,015,826)

NET ASSETS – 100.00%		$166,194,876

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.95%

ADVERTISING – 0.30%
Clear Channel Outdoor Holdings Inc. Class Aa	5,381	$63,926
Lamar Advertising Co. Class Aa,b	7,467	253,804

		317,730

AEROSPACE & DEFENSE – 0.29%
Alliant Techsystems Inc.[a]	4,002	305,112

		305,112

AGRICULTURE – 1.02%
Bunge Ltd.	18,053	1,084,444

		1,084,444

AIRLINES – 2.74%
AMR Corp.[a]	42,669	336,232
Delta Air Lines Inc.[a]	101,079	1,403,987
United Continental Holdings Inc.[a]	40,651	1,180,505

		2,920,724

APPAREL – 0.28%
Hanesbrands Inc.[a]	12,035	298,468

		298,468

AUTO MANUFACTURERS – 0.63%
Navistar International Corp.[a]	6,800	327,624
Oshkosh Corp.[a]	11,491	339,099

		666,723

AUTO PARTS & EQUIPMENT – 0.46%
TRW Automotive Holdings Corp.[a]	10,635	485,913

		485,913

BANKS – 5.79%
Associated Banc-Corp	22,193	281,185
Comerica Inc.	22,708	812,492
Commerce Bancshares Inc.	9,491	349,648
First Horizon National Corp.[a]	30,035	303,053
Huntington Bancshares Inc.	91,780	520,393
KeyCorp	113,110	926,371
M&T Bank Corp.[b]	10,986	821,204
Marshall & Ilsley Corp.	67,345	398,009
Regions Financial Corp.	161,607	1,018,124
Valley National Bancorp	20,805	277,539
Zions Bancorporation	22,248	459,644

		6,167,662

Security	Shares	Value
BEVERAGES – 1.35%
Constellation Brands Inc. Class Aa	24,027	$474,053
Molson Coors Brewing Co. Class B NVS	20,513	968,829

		1,442,882

BIOTECHNOLOGY – 0.61%
Human Genome Sciences Inc.[a]	24,149	649,125

		649,125

BUILDING MATERIALS – 0.46%
Masco Corp.	46,127	491,714

		491,714

CHEMICALS – 2.09%
Ashland Inc.	9,105	470,091
Celanese Corp. Series A	20,197	720,023
Eastman Chemical Co.	8,805	691,809
Huntsman Corp.	24,682	341,846

		2,223,769

COMMERCIAL SERVICES – 1.36%
CoreLogic Inc.	12,625	221,821
H&R Block Inc.	40,214	474,123
Hertz Global Holdings Inc.[a,b]	23,622	267,401
R.R. Donnelley & Sons Co.	26,312	485,457

		1,448,802

COMPUTERS – 2.10%
Computer Sciences Corp.	19,781	970,258
Lexmark International Inc. Class Aa	10,064	382,734
Seagate Technology PLC[a]	60,795	890,647

		2,243,639

DISTRIBUTION & WHOLESALE – 1.25%
Genuine Parts Co.	20,530	982,566
Ingram Micro Inc. Class Aa	20,111	355,160

		1,337,726

DIVERSIFIED FINANCIAL SERVICES – 1.24%
Legg Mason Inc.	18,460	572,814
SLM Corp.[a]	62,609	745,047

		1,317,861

ELECTRIC – 14.71%
Allegheny Energy Inc.	21,742	504,414
Alliant Energy Corp.	14,159	517,228
Ameren Corp.	30,510	884,180
CenterPoint Energy Inc.	50,845	841,993

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2010

Security	Shares	Value
CMS Energy Corp.	29,472	$541,695
Constellation Energy Group Inc.	23,210	701,870
DTE Energy Co.	21,678	1,013,663
Great Plains Energy Inc.	17,352	330,209
Integrys Energy Group Inc.	9,809	521,741
MDU Resources Group Inc.	22,291	444,260
Northeast Utilities	22,575	706,146
NRG Energy Inc.[a]	33,048	657,986
NSTAR	13,296	554,576
NV Energy Inc.	29,996	409,745
OGE Energy Corp.	12,468	550,587
Pepco Holdings Inc.	28,595	550,740
Pinnacle West Capital Corp.	13,920	572,947
PPL Corp.	61,903	1,665,192
SCANA Corp.	14,764	602,962
TECO Energy Inc.	25,887	455,352
Westar Energy Inc.	14,177	358,678
Wisconsin Energy Corp.	15,066	897,030
Xcel Energy Inc.	58,613	1,398,506

		15,681,700

ELECTRONICS – 0.42%
Arrow Electronics Inc.[a]	15,122	447,762

		447,762

ENTERTAINMENT – 0.13%
Regal Entertainment Group Class A	10,124	136,674

		136,674

FOOD – 4.15%
Corn Products International Inc.	9,657	410,905
Dean Foods Co.[a]	23,151	240,770
Del Monte Foods Co.	25,577	366,774
J.M. Smucker Co. (The)	15,192	976,542
Pilgrim’s Pride Corp.[a]	6,282	38,320
Sara Lee Corp.	80,490	1,153,422
Smithfield Foods Inc.[a]	19,852	332,521
SUPERVALU Inc.	27,208	293,574
Tyson Foods Inc. Class A	39,483	613,961

		4,426,789

FOREST PRODUCTS & PAPER – 1.45%
Domtar Corp.	5,383	427,195
Weyerhaeuser Co.	68,713	1,114,525

		1,541,720

Security	Shares	Value
GAS – 2.86%
AGL Resources Inc.	10,012	$393,071
Atmos Energy Corp.	11,571	340,766
Energen Corp.	9,286	414,527
National Fuel Gas Co.	8,869	489,391
NiSource Inc.	35,691	617,811
Southern Union Co.	14,922	374,990
UGI Corp.	13,972	420,418

		3,050,974

HAND & MACHINE TOOLS – 1.24%
Stanley Black & Decker Inc.	21,312	1,320,705

		1,320,705

HEALTH CARE – SERVICES – 1.61%
Coventry Health Care Inc.[a]	19,010	445,214
Humana Inc.[a]	21,900	1,276,551

		1,721,765

HOME BUILDERS – 1.24%
D.R. Horton Inc.	35,623	371,904
Lennar Corp. Class A	19,716	286,079
Lennar Corp. Class B	1,385	16,509
Pulte Group Inc.[a]	42,871	336,538
Toll Brothers Inc.[a]	17,316	310,649

		1,321,679

HOME FURNISHINGS – 0.70%
Whirlpool Corp.	9,793	742,603

		742,603

HOUSEHOLD PRODUCTS & WARES – 1.80%
Avery Dennison Corp.	13,308	483,746
Fortune Brands Inc.	19,561	1,057,272
Jarden Corp.	11,835	379,430

		1,920,448

HOUSEWARES – 0.60%
Newell Rubbermaid Inc.	35,977	634,994

		634,994

INSURANCE – 13.25%
American Financial Group Inc.	10,073	308,032
American International Group Inc.[a]	15,236	640,064
American National Insurance Co.	1,854	145,428
Arch Capital Group Ltd.[a,b]	6,375	550,736
Aspen Insurance Holdings Ltd.	9,323	264,494
Assurant Inc.	13,675	540,710

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2010

Security	Shares	Value
Axis Capital Holdings Ltd.	15,401	$523,788
CIGNA Corp.	35,371	1,244,705
Cincinnati Financial Corp.	19,495	573,933
CNA Financial Corp.[a]	3,786	104,948
Everest Re Group Ltd.	6,801	573,188
Fidelity National Financial Inc. Class A	29,601	396,357
Genworth Financial Inc. Class Aa	62,936	713,694
HCC Insurance Holdings Inc.	14,757	390,765
Lincoln National Corp.	40,521	991,954
Mercury General Corp.	3,406	144,687
PartnerRe Ltd.	9,157	726,333
Principal Financial Group Inc.	38,646	1,037,259
Reinsurance Group of America Inc.	9,340	467,654
RenaissanceRe Holdings Ltd.	7,041	424,291
Torchmark Corp.	10,374	594,223
Transatlantic Holdings Inc.	8,255	434,213
Unum Group	42,075	943,322
W.R. Berkley Corp.	16,649	458,180
XL Group PLC	44,051	931,679

		14,124,637

INTERNET – 1.01%
Liberty Media Corp. – Liberty Interactive Group Series Aa	72,642	1,072,196

		1,072,196

IRON & STEEL – 1.49%
Reliance Steel & Aluminum Co.	9,524	398,579
Steel Dynamics Inc.	27,615	400,970
United States Steel Corp.	18,461	789,946

		1,589,495

LODGING – 0.62%
Wyndham Worldwide Corp.	23,025	661,969

		661,969

MACHINERY – 0.29%
Terex Corp.[a]	13,862	311,202

		311,202

MEDIA – 4.61%
Cablevision NY Group Class A	32,378	865,788
CBS Corp. Class B NVS	80,369	1,360,647
DISH Network Corp. Class A	26,692	530,103
Gannett Co. Inc.	30,320	359,292

Security	Shares	Value
McGraw-Hill Companies Inc. (The)	39,760	$1,496,964
Washington Post Co. (The) Class B	739	297,189

		4,909,983

MINING – 0.31%
Compass Minerals International Inc.	4,200	331,254

		331,254

OFFICE & BUSINESS EQUIPMENT – 0.55%
Pitney Bowes Inc.	26,775	587,443

		587,443

OIL & GAS – 3.06%
Cimarex Energy Co.	10,805	829,284
Forest Oil Corp.[a]	14,407	442,727
Newfield Exploration Co.[a]	17,178	1,024,152
Patterson-UTI Energy Inc.	19,845	385,192
Sunoco Inc.	15,549	582,621

		3,263,976

PACKAGING & CONTAINERS – 3.14%
Bemis Co. Inc.	13,861	440,225
Crown Holdings Inc.[a]	20,871	671,838
Greif Inc. Class A	3,147	184,855
Owens-Illinois Inc.[a]	21,173	593,479
Pactiv Corp.[a]	16,930	561,737
Sealed Air Corp.	20,292	469,760
Sonoco Products Co.	12,762	427,527

		3,349,421

PHARMACEUTICALS – 1.92%
Forest Laboratories Inc.[a]	37,062	1,224,899
King Pharmaceuticals Inc.[a]	32,035	452,975
Omnicare Inc.	15,165	365,780

		2,043,654

PIPELINES – 1.72%
El Paso Corp.	90,765	1,203,544
ONEOK Inc.	12,699	632,664

		1,836,208

REAL ESTATE INVESTMENT TRUSTS – 6.65%
Annaly Capital Management Inc.[b]	79,706	1,411,593
Chimera Investment Corp.	106,281	435,752
Developers Diversified Realty Corp.	24,252	312,851
Duke Realty Corp.	31,680	395,049
Hospitality Properties Trust[b]	15,835	361,196

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2010

Security	Shares	Value
Host Hotels & Resorts Inc.	84,675	$1,345,486
Liberty Property Trust	14,535	486,341
Mack-Cali Realty Corp.	10,164	341,307
ProLogis	71,052	969,860
SL Green Realty Corp.	10,051	660,552
Weingarten Realty Investors	15,351	370,420

		7,090,407

RETAIL – 2.48%
AutoNation Inc.[a]	9,212	213,902
J.C. Penney Co. Inc.	26,710	832,818
Macy’s Inc.	53,989	1,276,300
RadioShack Corp.	16,053	323,147

		2,646,167

SAVINGS & LOANS – 1.19%
First Niagara Financial Group Inc.	26,752	317,011
New York Community Bancorp Inc.	56,069	949,248

		1,266,259

SEMICONDUCTORS – 0.99%
Micron Technology Inc.[a]	127,988	1,058,461

		1,058,461

TELECOMMUNICATIONS – 3.01%
Frontier Communications Corp.	128,403	1,127,378
Qwest Communications International Inc.	182,625	1,205,325
United States Cellular Corp.[a]	1,995	92,688
Windstream Corp.	62,269	788,326

		3,213,717

TRANSPORTATION – 0.28%
Ryder System Inc.	6,728	294,350

		294,350

WATER – 0.50%
American Water Works Co. Inc.	22,405	535,031

		535,031

TOTAL COMMON STOCKS
(Cost: $109,569,148)		106,535,937

SHORT-TERM INVESTMENTS – 1.82%

MONEY MARKET FUNDS – 1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[c,d,e]	1,566,079	1,566,079

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	217,989	$217,989
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	161,456	161,456

		1,945,524

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,945,524)		1,945,524

TOTAL INVESTMENTS IN SECURITIES — 101.77%
(Cost: $111,514,672)		108,481,461

Other Assets, Less Liabilities – (1.77)%		(1,889,202)

NET ASSETS – 100.00%		$106,592,259

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.83%

AEROSPACE & DEFENSE – 1.55%
Esterline Technologies Corp.[a]	14,895	$900,254
Moog Inc. Class Aa	20,570	773,432
Teledyne Technologies Inc.[a]	18,002	748,343

		2,422,029

APPAREL – 2.89%
Carter’s Inc.[a]	29,806	742,169
Columbia Sportswear Co.	7,437	388,583
Gymboree Corp.[a]	14,874	967,702
Iconix Brand Group Inc.[a]	35,789	626,308
Liz Claiborne Inc.[a]	47,947	293,436
SKECHERS U.S.A. Inc. Class Aa	17,952	348,987
Timberland Co. Class Aa	20,787	436,111
Wolverine World Wide Inc.	24,588	716,003

		4,519,299

AUTO PARTS & EQUIPMENT – 0.47%
ArvinMeritor Inc.[a]	44,293	734,378

		734,378

BANKS – 7.17%
Cathay General Bancorp	39,535	537,676
East West Bancorp Inc.	74,342	1,310,649
First Citizens BancShares Inc. Class A	2,732	510,283
First Financial Bancorp	29,131	490,566
First Financial Bankshares Inc.	10,414	492,166
First Midwest Bancorp Inc.	37,137	397,737
Glacier Bancorp Inc.	35,368	459,784
Hancock Holding Co.	15,876	498,824
Home Bancshares Inc.	12,784	262,967
IBERIABANK Corp.	13,414	698,199
International Bancshares Corp.	29,256	501,155
Park National Corp.	6,203	405,366
PrivateBancorp Inc.	31,025	365,785
Prosperity Bancshares Inc.	23,110	718,490
Susquehanna Bancshares Inc.	65,087	514,187
SVB Financial Group[a]	20,749	899,262
UMB Financial Corp.	16,374	606,820
Westamerica Bancorporation	14,546	727,591
Wilmington Trust Corp.	45,802	325,652

Security	Shares	Value
Wintrust Financial Corp.	15,587	$466,675

		11,189,834

BIOTECHNOLOGY – 0.71%
Martek Biosciences Corp.[a,b]	16,762	367,926
PDL BioPharma Inc.	60,227	314,987
Savient Pharmaceuticals Inc.[a]	33,828	419,806

		1,102,719

BUILDING MATERIALS – 0.52%
Eagle Materials Inc.	22,134	519,264
Universal Forest Products Inc.	9,721	292,991

		812,255

CHEMICALS – 2.61%
Intrepid Potash Inc.[a]	21,404	734,799
Minerals Technologies Inc.	9,433	553,434
NewMarket Corp.	5,213	617,845
OM Group Inc.[a]	15,472	514,753
PolyOne Corp.[a]	43,239	558,648
Solutia Inc.[a]	60,918	1,103,225

		4,082,704

COAL – 0.33%
Patriot Coal Corp.[a,b]	38,716	522,279

		522,279

COMMERCIAL SERVICES – 5.54%
Aaron’s Inc.	34,935	658,874
ABM Industries Inc.	21,687	489,042
Arbitron Inc.	13,547	343,010
Avis Budget Group Inc.[a]	51,174	594,130
Chemed Corp.	11,450	674,863
Corinthian Colleges Inc.[a]	44,149	230,458
Corporate Executive Board Co. (The)	17,165	536,235
Dollar Thrifty Automotive Group Inc.[a]	13,366	620,182
Euronet Worldwide Inc.[a]	24,048	434,307
GEO Group Inc. (The)[a]	34,438	883,335
Hillenbrand Inc.	31,060	667,479
MAXIMUS Inc.	8,742	530,027
RSC Holdings Inc.[a]	24,010	194,001
Towers Watson & Co. Class A	23,476	1,207,136
Weight Watchers International Inc.	17,347	580,951

		8,644,030

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2010

Security	Shares	Value
COMPUTERS – 1.13%
CACI International Inc. Class Aa	15,041	$753,855
Mentor Graphics Corp.[a]	53,601	578,891
SRA International Inc. Class Aa	21,875	437,718

		1,770,464

DISTRIBUTION & WHOLESALE – 2.34%
Owens & Minor Inc.	31,323	892,079
Pool Corp.	24,797	499,411
United Stationers Inc.[a]	11,780	662,036
Watsco Inc.	12,441	696,323
WESCO International Inc.[a]	21,139	905,172

		3,655,021

DIVERSIFIED FINANCIAL SERVICES – 0.71%
Cohen & Steers Inc.[b]	10,140	254,210
GAMCO Investors Inc. Class A	1,880	80,539
GFI Group Inc.	33,248	159,258
Knight Capital Group Inc. Class Aa	47,421	617,896

		1,111,903

ELECTRICAL COMPONENTS & EQUIPMENT – 1.83%
Belden Inc.	23,336	651,074
General Cable Corp.[a]	26,102	729,290
GrafTech International Ltd.[a]	60,816	1,001,639
Littelfuse Inc.[a]	11,069	469,658

		2,851,661

ELECTRONICS – 2.88%
Benchmark Electronics Inc.[a]	31,660	520,174
Checkpoint Systems Inc.[a]	19,791	435,402
Cubic Corp.	8,063	351,305
Plexus Corp.[a]	19,693	597,683
Thomas & Betts Corp.[a]	26,477	1,153,073
Watts Water Technologies Inc. Class A	14,907	524,279
Woodward Governor Co.	29,170	914,188

		4,496,104

ENGINEERING & CONSTRUCTION – 0.55%
EMCOR Group Inc.[a]	33,232	859,047

		859,047

ENTERTAINMENT – 0.21%
International Speedway Corp. Class A	14,075	321,473

		321,473

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.29%
Mine Safety Appliances Co.	15,947	$449,067

		449,067

FOOD – 1.96%
Hain Celestial Group Inc.[a]	20,416	504,888
J&J Snack Foods Corp.	6,991	299,704
Lance Inc.	16,095	366,000
Ruddick Corp.	21,167	738,729
Seaboard Corp.	181	335,583
TreeHouse Foods Inc.[a]	17,453	815,055

		3,059,959

FOREST PRODUCTS & PAPER – 0.38%
Schweitzer-Mauduit International Inc.	9,226	592,125

		592,125

HAND & MACHINE TOOLS – 1.58%
Kennametal Inc.	40,330	1,376,866
Regal Beloit Corp.	18,848	1,087,718

		2,464,584

HEALTH CARE – PRODUCTS – 1.60%
Cooper Companies Inc. (The)	23,445	1,156,777
Invacare Corp.	15,558	420,066
Steris Corp.	27,074	926,472

		2,503,315

HEALTH CARE – SERVICES – 3.55%
Amedisys Inc.[a]	14,351	365,377
AMERIGROUP Corp.[a]	26,021	1,085,856
AmSurg Corp.[a]	15,518	280,566
Centene Corp.[a]	25,853	577,039
Emeritus Corp.[a]	10,059	187,600
Gentiva Health Services Inc.[a]	14,843	345,545
Health Management Associates Inc. Class Aa	125,483	1,005,119
Magellan Health Services Inc.[a]	16,722	802,656
Psychiatric Solutions Inc.[a]	26,592	896,150

		5,545,908

HOME BUILDERS – 0.36%
Thor Industries Inc.	17,626	555,043

		555,043

HOUSEWARES – 0.77%
National Presto Industries Inc.	2,445	273,669

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2010

Security	Shares	Value
Toro Co. (The)	16,334	$927,118

		1,200,787

INSURANCE – 2.41%
CNA Surety Corp.[a]	7,922	152,498
Endurance Specialty Holdings Ltd.	23,375	967,725
MGIC Investment Corp.[a]	100,520	886,586
Navigators Group Inc. (The)[a]	5,833	268,143
Radian Group Inc.	66,745	506,595
RLI Corp.	8,830	507,019
Tower Group Inc.	19,470	472,732

		3,761,298

INTERNET – 0.38%
j2 Global Communications Inc.[a]	22,409	590,477

		590,477

IRON & STEEL – 0.38%
Schnitzer Steel Industries Inc. Class A	11,402	589,369

		589,369

LEISURE TIME – 0.93%
Interval Leisure Group Inc.[a]	20,080	288,148
Polaris Industries Inc.	16,335	1,161,255

		1,449,403

LODGING – 1.06%
Ameristar Casinos Inc.	11,941	213,505
Boyd Gaming Corp.[a]	28,258	234,824
Choice Hotels International Inc.	16,312	620,345
Gaylord Entertainment Co.[a,b]	17,659	588,751

		1,657,425

MACHINERY – 3.18%
Applied Industrial Technologies Inc.	19,473	592,174
Astec Industries Inc.[a]	9,334	275,073
Briggs & Stratton Corp.	25,172	443,027
Gardner Denver Inc.	25,995	1,503,031
Graco Inc.	30,244	1,040,696
Manitowoc Co. Inc. (The)	65,800	733,012
Robbins & Myers Inc.	13,016	377,855

		4,964,868

MACHINERY – DIVERSIFIED – 0.22%
Chart Industries Inc.[a]	14,528	338,502

		338,502

Security	Shares	Value
MANUFACTURING – 4.61%
Actuant Corp. Class A	34,013	$764,272
Acuity Brands Inc.	21,609	1,081,963
Barnes Group Inc.	22,147	402,854
Brink’s Co. (The)	23,482	554,175
Carlisle Companies Inc.	30,664	1,075,386
CLARCOR Inc.	25,646	1,017,120
Lancaster Colony Corp.	10,231	510,322
Matthews International Corp. Class A	14,903	492,097
Polypore International Inc.[a]	11,680	388,594
Trinity Industries Inc.	39,909	907,132

		7,193,915

MEDIA – 0.12%
World Wrestling Entertainment Inc.	13,577	187,906

		187,906

MINING – 1.10%
AMCOL International Corp.	13,255	367,694
Hecla Mining Co.[a,b]	128,470	885,158
RTI International Metals Inc.[a]	15,120	470,232

		1,723,084

OFFICE FURNISHINGS – 0.49%
Interface Inc. Class A	28,449	409,381
Steelcase Inc. Class A	42,925	360,999

		770,380

OIL & GAS – 2.54%
ATP Oil & Gas Corp.[a,b]	21,904	314,542
Bill Barrett Corp.[a]	20,685	780,859
Carrizo Oil & Gas Inc.[a]	15,618	368,897
CVR Energy Inc.[a]	27,260	259,515
Goodrich Petroleum Corp.[a]	13,185	179,843
Penn Virginia Corp.	22,866	338,874
Rosetta Resources Inc.[a]	26,270	628,116
Unit Corp.[a]	23,738	931,242
Venoco Inc.[a,b]	10,259	158,809

		3,960,697

OIL & GAS SERVICES – 3.31%
Cal Dive International Inc.[a]	47,704	241,382
Global Industries Ltd.[a]	54,977	318,317
Key Energy Services Inc.[a]	62,987	620,422
Oil States International Inc.[a]	25,208	1,288,633

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2010

Security	Shares	Value
RPC Inc.	16,474	$362,593
SEACOR Holdings Inc.[a]	10,665	1,010,509
Tetra Technologies Inc.[a]	37,945	370,343
World Fuel Services Corp.	33,958	958,634

		5,170,833

PHARMACEUTICALS – 0.92%
Medicis Pharmaceutical Corp. Class A	29,360	873,460
Par Pharmaceutical Companies Inc.[a]	17,352	564,113

		1,437,573

REAL ESTATE INVESTMENT TRUSTS – 9.00%
Acadia Realty Trust	20,242	386,217
American Campus Communities Inc.	32,463	1,026,805
BioMed Realty Trust Inc.	64,582	1,185,080
BRE Properties Inc. Class Ab	32,056	1,376,164
EastGroup Properties Inc.	13,538	548,018
Entertainment Properties Trust	23,382	1,080,950
Franklin Street Properties Corp.	36,271	484,218
Home Properties Inc.	18,887	1,028,397
Kilroy Realty Corp.	26,235	896,450
Mid-America Apartment Communities Inc.[b]	16,464	1,004,798
National Health Investors Inc.	11,802	546,433
Omega Healthcare Investors Inc.[b]	46,759	1,075,457
Saul Centers Inc.	3,799	162,141
Tanger Factory Outlet Centers Inc.	20,193	967,648
Taubman Centers Inc.	27,434	1,273,486
Washington Real Estate Investment Trust	31,463	1,007,760

		14,050,022

RETAIL – 8.10%
AnnTaylor Stores Corp.[a]	29,355	683,971
BJ’s Wholesale Club Inc.[a]	26,969	1,125,416
Buckle Inc. (The)	13,534	393,704
Casey’s General Stores Inc.	18,822	780,360
Cash America International Inc.	14,835	522,637
CEC Entertainment Inc.[a]	10,777	357,796
Cheesecake Factory Inc. (The)[a]	28,700	835,744
Children’s Place Retail Stores Inc. (The)[a]	13,980	615,959

Security	Shares	Value
Collective Brands Inc.[a]	32,107	$492,200
Domino’s Pizza Inc.[a]	21,550	319,802
Dress Barn Inc.[a]	34,745	797,050
Finish Line Inc. (The) Class A	26,629	407,424
Genesco Inc.[a]	11,980	392,465
Jack in the Box Inc.[a]	27,747	642,621
Jo-Ann Stores Inc.[a]	13,736	594,082
Nu Skin Enterprises Inc. Class A	27,921	854,383
OfficeMax Inc.[a]	42,571	753,507
Papa John’s International Inc.[a]	10,293	265,868
Pier 1 Imports Inc.[a]	58,853	510,844
PriceSmart Inc.	8,108	237,808
Sally Beauty Holdings Inc.[a]	47,856	582,408
Sonic Corp.[a]	30,758	273,131
Systemax Inc.	2,380	30,821
Talbots Inc. (The)[a,b]	17,336	169,546

		12,639,547

SAVINGS & LOANS – 1.11%
NewAlliance Bancshares Inc.	49,419	637,011
Northwest Bancshares Inc.	22,058	250,138
Washington Federal Inc.	56,537	849,751

		1,736,900

SEMICONDUCTORS – 5.80%
Cabot Microelectronics Corp.[a]	11,829	456,954
Cypress Semiconductor Corp.[a]	80,516	1,135,276
Emulex Corp.[a]	40,755	464,607
Integrated Device Technology Inc.[a]	79,316	467,171
International Rectifier Corp.[a]	35,760	830,705
MKS Instruments Inc.[a]	23,677	488,930
OmniVision Technologies Inc.[a]	26,677	723,747
PMC-Sierra Inc.[a]	114,572	881,059
Rambus Inc.[a]	56,315	1,113,347
Semtech Corp.[a]	30,955	662,747
Teradyne Inc.[a]	90,763	1,020,176
TriQuint Semiconductor Inc.[a]	77,930	802,679

		9,047,398

SOFTWARE – 3.60%
Compuware Corp.[a]	114,421	1,145,354
JDA Software Group Inc.[a]	20,876	528,163
ManTech International Corp. Class Aa	11,536	452,327
MicroStrategy Inc. Class Aa	4,361	395,238

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2010

Security	Shares	Value
Novell Inc.[a]	173,612	$1,029,519
Parametric Technology Corp.[a]	58,324	1,252,216
Quest Software Inc.[a]	31,477	823,753

		5,626,570

TELECOMMUNICATIONS – 4.45%
ADTRAN Inc.	31,308	1,010,309
Anixter International Inc.[a]	14,701	789,297
ARRIS Group Inc.[a]	63,574	591,874
Atlantic Tele-Network Inc.	4,750	200,735
Leap Wireless International Inc.[a]	31,478	359,164
NTELOS Holdings Corp.	14,237	258,686
Plantronics Inc.	23,994	860,905
RF Micro Devices Inc.[a]	136,179	992,745
SAVVIS Inc.[a]	20,347	488,125
Sonus Networks Inc.[a]	104,919	326,298
Syniverse Holdings Inc.[a]	34,970	1,066,235

		6,944,373

TEXTILES – 0.22%
UniFirst Corp.	7,479	344,258

		344,258

TRANSPORTATION – 3.33%
Con-way Inc.	27,282	900,579
Genco Shipping & Trading Ltd.[a,b]	15,373	254,423
GulfMark Offshore Inc. Class Aa	13,198	390,793
Heartland Express Inc.	27,919	416,272
Kirby Corp.[a,b]	27,009	1,161,117
Old Dominion Freight Line Inc.[a]	22,830	640,381
Overseas Shipholding Group Inc.	13,485	450,804
UTi Worldwide Inc.	50,943	979,124

		5,193,493

TRUCKING & LEASING – 0.41%
GATX Corp.	20,324	643,458

		643,458

WATER – 0.23%
California Water Service Group	9,744	363,841

		363,841

TOTAL COMMON STOCKS
(Cost: $150,826,782)		155,851,578

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.24%

MONEY MARKET FUNDS – 3.24%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[c,d,e]	4,249,306	$4,249,306
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	591,480	591,480
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	220,743	220,743

		5,061,529

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,061,529)		5,061,529

TOTAL INVESTMENTS IN SECURITIES – 103.07%
(Cost: $155,888,311)		160,913,107

Other Assets, Less Liabilities – (3.07)%		(4,799,772)

NET ASSETS – 100.00%		$156,113,335

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.72%

AEROSPACE & DEFENSE – 1.03%
AAR Corp.[a]	10,850	$239,134
HEICO Corp.	2,734	136,099
HEICO Corp. Class A	5,043	187,297
Orbital Sciences Corp.[a]	15,646	254,091

		816,621

AIRLINES – 0.26%
Allegiant Travel Co.	4,328	203,806

		203,806

APPAREL – 2.54%
Crocs Inc.[a]	23,575	328,399
Deckers Outdoor Corp.[a]	10,589	615,221
Steven Madden Ltd.[a]	6,896	291,701
True Religion Apparel Inc.[a]	6,956	142,250
Warnaco Group Inc. (The)[a]	12,198	647,836

		2,025,407

AUTO PARTS & EQUIPMENT – 1.02%
WABCO Holdings Inc.[a]	17,578	815,971

		815,971

BANKS – 0.59%
Signature Bank[a]	11,172	471,905

		471,905

BEVERAGES – 0.24%
Boston Beer Co. Inc. (The) Class Aa	2,658	190,286

		190,286

BIOTECHNOLOGY – 0.93%
Integra LifeSciences Holdings Corp.[a]	5,170	222,413
Myriad Genetics Inc.[a]	25,871	515,609

		738,022

BUILDING MATERIALS – 0.35%
Simpson Manufacturing Co. Inc.	10,419	276,937

		276,937

CHEMICALS – 0.48%
Olin Corp.	18,986	379,530

		379,530

COAL – 0.27%
International Coal Group Inc.[a]	38,871	218,455

		218,455

Security	Shares	Value
COMMERCIAL SERVICES – 10.29%
American Public Education Inc.[a]	5,082	$142,093
Bridgepoint Education Inc.[a,b]	5,324	75,814
Capella Education Co.[a]	4,057	222,445
Coinstar Inc.[a]	8,336	479,987
CoStar Group Inc.[a,b]	5,695	282,814
Emergency Medical Services Corp. Class Aa	8,291	450,865
Forrester Research Inc.[a]	3,889	128,609
FTI Consulting Inc.[a]	12,904	457,576
Gartner Inc.[a]	20,528	650,532
Grand Canyon Education Inc.[a]	8,629	162,311
Healthcare Services Group Inc.	10,670	256,400
HMS Holdings Corp.[a]	7,472	449,142
Korn/Ferry International[a]	12,782	225,347
Lincoln Educational Services Corp.[a]	5,146	64,119
Monro Muffler Brake Inc.	5,441	259,753
Monster Worldwide Inc.[a]	35,660	644,020
PAREXEL International Corp.[a]	15,866	341,119
Resources Connection Inc.	12,732	206,131
Rollins Inc.	14,146	368,503
Sotheby’s	18,497	810,908
SuccessFactors Inc.[a]	19,889	539,390
TeleTech Holdings Inc.[a]	8,332	126,480
Valassis Communications Inc.[a]	13,688	451,704
Wright Express Corp.[a]	10,535	397,275

		8,193,337

COMPUTERS – 5.35%
Cadence Design Systems Inc.[a]	74,242	628,830
Jack Henry & Associates Inc.	23,016	625,115
NCR Corp.[a]	43,866	601,841
Netezza Corp.[a]	15,119	407,608
Riverbed Technology Inc.[a]	19,526	1,123,526
STEC Inc.[a,b]	8,224	128,294
Sykes Enterprises Inc.[a]	11,595	192,593
Synaptics Inc.[a]	9,186	247,379
Syntel Inc.	6,209	303,372

		4,258,558

DISTRIBUTION & WHOLESALE – 0.23%
Beacon Roofing Supply Inc.[a]	12,445	183,688

		183,688

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2010

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 2.03%
Credit Acceptance Corp.[a]	1,409	$82,863
KBW Inc.	9,773	247,257
MF Global Holdings Ltd.[a]	40,609	317,968
optionsXpress Holdings Inc.[a]	12,345	197,150
Portfolio Recovery Associates Inc.[a]	4,650	311,783
Stifel Financial Corp.[a]	9,757	462,384

		1,619,405

ELECTRIC – 0.36%
EnerNOC Inc.[a,b]	4,946	148,726
Ormat Technologies Inc.	4,922	140,326

		289,052

ELECTRICAL COMPONENTS & EQUIPMENT – 1.33%
American Superconductor Corp.[a,b]	10,947	368,366
EnerSys Inc.[a]	12,681	334,271
SunPower Corp. Class Aa	15,201	207,342
SunPower Corp. Class Ba	11,500	151,800

		1,061,779

ELECTRONICS – 2.50%
Coherent Inc.[a]	6,515	273,369
Dionex Corp.[a]	4,881	435,532
FEI Co.[a]	10,186	221,647
II-VI Inc.[a]	7,112	279,786
L-1 Identity Solutions Inc.[a]	23,717	279,624
Rofin-Sinar Technologies Inc.[a]	7,755	216,597
Sanmina-SCI Corp.[a]	21,550	284,029

		1,990,584

ENERGY – ALTERNATE SOURCES – 0.38%
Clean Energy Fuels Corp.[a,b]	10,714	155,567
GT Solar International Inc.[a]	18,123	149,153

		304,720

ENGINEERING & CONSTRUCTION – 0.29%
Insituform Technologies Inc. Class Aa	10,548	227,837

		227,837

ENTERTAINMENT – 2.39%
Bally Technologies Inc.[a]	14,942	539,107
National CineMedia Inc.	11,110	205,757
Penn National Gaming Inc.[a]	18,247	606,895
Scientific Games Corp. Class Aa	18,769	148,275

Security	Shares	Value
Vail Resorts Inc.[a,b]	9,976	$404,627

		1,904,661

ENVIRONMENTAL CONTROL – 1.28%
Calgon Carbon Corp.[a]	15,349	230,388
Clean Harbors Inc.[a]	6,311	444,926
Tetra Tech Inc.[a]	16,501	347,511

		1,022,825

FOOD – 1.17%
Diamond Foods Inc.	5,994	264,935
Tootsie Roll Industries Inc.	6,538	171,622
United Natural Foods Inc.[a]	10,934	391,000
Winn-Dixie Stores Inc.[a]	15,179	101,699

		929,256

HAND & MACHINE TOOLS – 0.86%
Baldor Electric Co.	11,701	491,676
Franklin Electric Co. Inc.	5,246	189,433

		681,109

HEALTH CARE – PRODUCTS – 6.63%
AGA Medical Holdings Inc.[a]	3,747	77,750
Align Technology Inc.[a]	16,175	275,460
American Medical Systems Holdings Inc.[a]	20,707	418,282
Arthrocare Corp.[a]	7,369	201,026
Bruker Corp.[a]	20,024	300,160
Haemonetics Corp.[a]	6,920	378,178
Immucor Inc.[a]	19,155	333,297
Luminex Corp.[a]	11,464	206,467
Masimo Corp.	14,743	444,796
Meridian Bioscience Inc.	11,054	253,026
NuVasive Inc.[a,b]	10,765	282,043
PSS World Medical Inc.[a]	15,538	367,163
Sirona Dental Systems Inc.[a]	11,142	419,496
Thoratec Corp.[a]	15,748	514,015
Volcano Corp.[a]	13,878	338,901
West Pharmaceutical Services Inc.	9,104	324,922
Wright Medical Group Inc.[a]	10,651	142,084

		5,277,066

HOME FURNISHINGS – 1.23%
Tempur-Pedic International Inc.[a]	18,029	622,001
TiVo Inc.[a]	31,822	354,497

		976,498

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2010

Security	Shares	Value
INSURANCE – 0.28%
Enstar Group Ltd.[a]	2,776	$222,607

		222,607

INTERNET – 6.60%
AboveNet Inc.[a]	6,153	350,044
Ancestry.com Inc.[a]	5,419	144,525
Ariba Inc.[a]	24,675	463,396
Blue Coat Systems Inc.[a]	11,726	316,250
Blue Nile Inc.[a,b]	3,997	170,272
DealerTrack Holdings Inc.[a]	11,078	214,027
Digital River Inc.[a]	10,915	406,693
GSI Commerce Inc.[a]	16,507	403,101
OpenTable Inc.[a]	4,751	291,474
Rackspace Hosting Inc.[a,b]	28,460	710,362
Sapient Corp.	29,125	383,285
TIBCO Software Inc.[a]	45,747	879,257
ValueClick Inc.[a]	22,288	306,683
Websense Inc.[a]	10,816	217,618

		5,256,987

IRON & STEEL – 0.54%
Carpenter Technology Corp.	12,131	432,592

		432,592

LEISURE TIME – 0.52%
Life Time Fitness Inc.[a,b]	11,502	415,567

		415,567

LODGING – 0.36%
Orient-Express Hotels Ltd. Class Aa	22,899	289,901

		289,901

MACHINERY – 3.31%
Cognex Corp.	9,896	264,223
Intermec Inc.[a]	13,376	155,831
Middleby Corp. (The)[a,b]	5,052	377,182
Nordson Corp.	8,392	654,744
Wabtec Corp.	13,179	617,304
Zebra Technologies Corp. Class Aa	15,858	567,399

		2,636,683

MANUFACTURING – 1.26%
ESCO Technologies Inc.	7,244	248,324
Hexcel Corp.[a]	26,441	469,857
STR Holdings Inc.[a]	11,334	281,650

		999,831

Security	Shares	Value
MEDIA – 0.21%
DG FastChannel Inc.[a]	7,021	$165,345

		165,345

METAL FABRICATE & HARDWARE – 0.97%
Kaydon Corp.	9,105	317,492
Valmont Industries Inc.	5,805	457,724

		775,216

MINING – 0.91%
Coeur d’Alene Mines Corp.[a]	24,186	498,473
Globe Specialty Metals Inc.	14,324	222,595

		721,068

OFFICE FURNISHINGS – 0.37%
Herman Miller Inc.	15,315	294,507

		294,507

OIL & GAS – 1.89%
BPZ Resources Inc.[a,b]	28,963	107,742
Brigham Exploration Co.[a]	31,969	674,226
Comstock Resources Inc.[a]	12,613	281,901
Contango Oil & Gas Co.[a]	3,651	192,006
Contango ORE Inc.[a,c]	365	—
Northern Oil and Gas Inc.[a]	12,791	251,727

		1,507,602

OIL & GAS SERVICES – 3.11%
CARBO Ceramics Inc.	5,513	461,824
Dril-Quip Inc.[a]	8,455	584,241
Exterran Holdings Inc.[a]	17,188	432,622
Lufkin Industries Inc.	8,144	397,834
Superior Energy Services Inc.[a]	21,584	596,150

		2,472,671

PHARMACEUTICALS – 4.65%
Alkermes Inc.[a]	25,902	299,686
BioMarin Pharmaceutical Inc.[a]	27,914	730,230
Catalyst Health Solutions Inc.[a]	10,695	404,806
Cubist Pharmaceuticals Inc.[a]	16,055	373,761
Impax Laboratories Inc.[a]	17,167	323,426
Isis Pharmaceuticals Inc.[a]	25,460	232,705
Onyx Pharmaceuticals Inc.[a]	17,093	458,605
Salix Pharmaceuticals Ltd.[a]	14,070	532,268
ViroPharma Inc.[a]	21,214	347,061

		3,702,548

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2010

Security	Shares	Value
REAL ESTATE – 0.21%
Forestar Group Inc.[a]	9,760	$166,896

		166,896

REAL ESTATE INVESTMENT TRUSTS – 3.23%
Alexander’s Inc.	946	355,545
DuPont Fabros Technology Inc.	16,273	408,452
Equity Lifestyle Properties Inc.[b]	8,343	474,884
Equity One Inc.	11,506	215,162
Extra Space Storage Inc.	23,805	385,641
Healthcare Realty Trust Inc.	17,496	422,354
PS Business Parks Inc.[b]	5,213	308,922

		2,570,960

RETAIL – 4.86%
99 Cents Only Stores[a]	12,504	192,812
Bebe Stores Inc.	9,387	61,579
Buffalo Wild Wings Inc.[a]	4,946	232,610
DSW Inc. Class Aa	3,973	132,182
EZCORP Inc.[a]	11,642	250,070
hhgregg Inc.[a,b]	6,360	146,534
Hibbett Sports Inc.[a]	7,922	213,498
Jos. A. Bank Clothiers Inc.[a]	7,475	325,910
Lumber Liquidators Holdings Inc.[a]	6,391	153,895
P.F. Chang’s China Bistro Inc.[b]	6,039	277,311
Texas Roadhouse Inc.[a]	16,094	247,204
Tractor Supply Co.	19,909	788,396
Ulta Salon Cosmetics & Fragrance Inc.[a]	13,040	400,198
Under Armour Inc. Class Aa	9,630	449,528

		3,871,727

SAVINGS & LOANS – 0.29%
Beneficial Mutual Bancorp Inc.[a]	10,028	73,606
Investors Bancorp Inc.[a]	12,856	154,272

		227,878

SEMICONDUCTORS – 4.84%
Cavium Networks Inc.[a]	12,156	387,412
Diodes Inc.[a]	9,227	202,809
FormFactor Inc.[a]	13,472	131,083
Hittite Microwave Corp.[a]	7,530	389,075
IPG Photonics Corp.[a]	7,157	161,033
Microsemi Corp.[a]	22,826	456,520
Monolithic Power Systems Inc.[a]	10,094	162,211
NetLogic Microsystems Inc.[a]	15,741	473,174

Security	Shares	Value
Power Integrations Inc.	7,698	$262,964
Silicon Laboratories Inc.[a]	12,279	489,932
Tessera Technologies Inc.[a]	13,766	271,603
Veeco Instruments Inc.[a,b]	11,159	467,004

		3,854,820

SOFTWARE – 9.40%
ACI Worldwide Inc.[a]	9,330	227,372
Acxiom Corp.[a]	22,022	386,486
Advent Software Inc.[a]	4,465	239,860
Aspen Technology Inc.[a]	22,012	246,534
athenahealth Inc.[a]	9,095	363,527
Blackbaud Inc.	12,313	312,627
Blackboard Inc.[a,b]	9,404	392,523
CommVault Systems Inc.[a]	10,931	316,234
Concur Technologies Inc.[a]	12,377	638,901
Emdeon Inc. Class Aa	12,451	169,707
Informatica Corp.[a]	25,222	1,026,283
Lawson Software Inc.[a]	38,933	346,504
MedAssets Inc.[a]	12,436	230,563
NetSuite Inc.[a]	7,638	156,426
Pegasystems Inc.	4,298	116,261
Progress Software Corp.[a]	11,895	444,516
Quality Systems Inc.	5,050	324,513
SolarWinds Inc.[a]	8,764	159,067
Taleo Corp. Class Aa	10,869	311,832
Ultimate Software Group Inc.[a]	6,833	282,750
VeriFone Systems Inc.[a]	23,470	793,990

		7,486,476

TELECOMMUNICATIONS – 5.27%
Acme Packet Inc.[a]	14,035	555,084
Aruba Networks Inc.[a,b]	19,026	416,860
Ciena Corp.[a,b]	25,509	354,320
Comtech Telecommunications Corp.	7,714	237,745
DigitalGlobe Inc.[a]	7,617	248,695
Finisar Corp.[a,b]	19,056	324,143
Infinera Corp.[a]	26,800	219,492
InterDigital Inc.[a,b]	11,977	402,068
NETGEAR Inc.[a]	9,635	296,854
NeuStar Inc. Class Aa	19,129	493,719
Tekelec[a]	18,776	244,464
ViaSat Inc.[a]	9,818	404,207

		4,197,651

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2010

Security	Shares	Value
TRANSPORTATION – 2.40%
Forward Air Corp.	7,887	$212,003
Genesee & Wyoming Inc. Class Aa	10,541	487,310
Hub Group Inc. Class Aa	10,184	330,675
Knight Transportation Inc.	16,031	286,474
Landstar System Inc.	13,803	519,269
RailAmerica Inc.[a]	6,197	71,885

		1,907,616

WATER – 0.21%
PICO Holdings Inc.[a]	5,358	164,705

		164,705

TOTAL COMMON STOCKS
(Cost: $74,368,100)		79,399,169

SHORT-TERM INVESTMENTS – 6.80%

MONEY MARKET FUNDS – 6.80%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[d,e,f]	4,555,949	4,555,949
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[d,e,f]	634,163	634,163
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[d,e]	221,500	221,500

		5,411,612

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,411,612)		5,411,612

TOTAL INVESTMENTS IN SECURITIES – 106.52% (Cost: $79,779,712)		84,810,781

Other Assets, Less Liabilities – (6.52)%		(5,194,353)

NET ASSETS – 100.00%		$79,616,428

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.17%
Harte-Hanks Inc.	24,035	$290,343

		290,343

AEROSPACE & DEFENSE – 1.08%
Curtiss-Wright Corp.	28,543	881,408
Triumph Group Inc.	11,884	993,383

		1,874,791

AGRICULTURE – 0.65%
Universal Corp.	15,029	622,802
Vector Group Ltd.[a]	27,341	511,276

		1,134,078

AIRLINES – 2.63%
AirTran Holdings Inc.[b]	83,959	621,297
Alaska Air Group Inc.[b]	22,206	1,172,477
JetBlue Airways Corp.[b]	152,752	1,066,209
SkyWest Inc.	34,751	526,825
US Airways Group Inc.[b]	100,371	1,183,374

		4,570,182

APPAREL – 0.45%
Jones Group Inc. (The)	54,115	782,503

		782,503

AUTO PARTS & EQUIPMENT – 1.30%
Cooper Tire & Rubber Co.	38,047	746,102
Federal-Mogul Corp. Class Ab	15,609	309,526
Tenneco Inc.[b]	36,993	1,206,712

		2,262,340

BANKS – 7.81%
BancFirst Corp.	4,392	180,511
BancorpSouth Inc.	48,445	638,990
CapitalSource Inc.	185,024	1,130,497
Community Bank System Inc.	20,520	479,552
CVB Financial Corp.	58,829	447,689
F.N.B. Corp.	71,097	604,324
FirstMerit Corp.	67,175	1,154,066
Fulton Financial Corp.	122,446	1,143,646
MB Financial Inc.	32,768	487,915
National Penn Bancshares Inc.	78,109	506,927
NBT Bancorp Inc.	21,272	469,048
Old National Bancorp	54,390	514,529
PacWest Bancorp	19,619	341,959

Security	Shares	Value
Synovus Financial Corp.	411,241	$888,281
TCF Financial Corp.	83,233	1,095,346
Trustmark Corp.	35,074	774,785
Umpqua Holdings Corp.	70,550	776,050
United Bankshares Inc.[a]	26,737	714,413
Webster Financial Corp.	40,933	700,773
Whitney Holding Corp.	59,922	496,154

		13,545,455

BUILDING MATERIALS – 0.59%
Texas Industries Inc.	14,419	492,697
USG Corp.[b]	41,872	530,937

		1,023,634

CHEMICALS – 4.26%
Arch Chemicals Inc.	15,617	554,560
Cabot Corp.	31,419	1,068,874
Cytec Industries Inc.	30,124	1,491,740
H.B. Fuller Co.	30,136	622,007
Rockwood Holdings Inc.[b]	31,648	1,073,500
Sensient Technologies Corp.	30,752	993,597
W.R. Grace & Co.[b]	37,559	1,204,142
Westlake Chemical Corp.	11,959	382,210

		7,390,630

COMMERCIAL SERVICES – 3.07%
Convergys Corp.[b]	67,229	761,032
Deluxe Corp.	32,006	654,203
HealthSpring Inc.[b]	32,392	945,523
PHH Corp.[b]	34,408	663,042
Rent-A-Center Inc.	41,165	1,034,888
Service Corp. International	153,832	1,273,729

		5,332,417

COMPUTERS – 1.63%
Diebold Inc.	41,317	1,266,366
DST Systems Inc.	23,228	1,005,075
Unisys Corp.[b]	23,956	552,186

		2,823,627

COSMETICS & PERSONAL CARE – 0.05%
Revlon Inc. Class Aa,b	7,537	86,073

		86,073

DISTRIBUTION & WHOLESALE – 1.07%
ScanSource Inc.[b]	16,544	495,327

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2010

Security	Shares	Value
Tech Data Corp.[b]	31,607	$1,358,785

		1,854,112

DIVERSIFIED FINANCIAL SERVICES – 1.13%
Artio Global Investors Inc. Class A	26,083	406,112
Investment Technology Group Inc.[b]	26,943	383,668
Nelnet Inc. Class A	17,773	399,359
Ocwen Financial Corp.[b]	45,944	396,497
Piper Jaffray Companies, Inc.[b]	12,274	380,126

		1,965,762

ELECTRIC – 8.00%
ALLETE Inc.	18,225	663,026
Avista Corp.	33,901	740,398
Black Hills Corp.	24,166	769,446
Cleco Corp.	37,656	1,177,503
Dynegy Inc.[a,b]	64,014	297,025
El Paso Electric Co.[b]	27,247	670,276
Empire District Electric Co. (The)	25,702	540,770
Hawaiian Electric Industries Inc.	56,843	1,281,241
IDACORP Inc.	29,989	1,103,595
MGE Energy Inc.	14,359	582,258
Mirant Corp.[b]	89,907	953,913
NorthWestern Corp.	22,266	662,859
Otter Tail Corp.	19,791	406,111
PNM Resources Inc.	48,798	575,328
Portland General Electric Co.	46,851	979,186
RRI Energy Inc.[b]	220,315	828,384
UIL Holdings Corp.	29,607	857,419
UniSource Energy Corp.	22,438	786,901

		13,875,639

ELECTRONICS – 1.87%
AVX Corp.	31,886	457,245
Brady Corp. Class A	30,376	934,062
Cymer Inc.[b]	17,407	643,189
Vishay Intertechnology Inc.[b]	107,210	1,211,473

		3,245,969

ENGINEERING & CONSTRUCTION – 0.51%
Granite Construction Inc.	21,285	514,671
Tutor Perini Corp.[b]	16,283	377,929

		892,600

ENTERTAINMENT – 0.54%
Cinemark Holdings Inc.	36,446	639,627

Security	Shares	Value
Speedway Motorsports Inc.	8,303	$127,036
Warner Music Group Corp.[b]	32,773	170,420

		937,083

ENVIRONMENTAL CONTROL – 0.29%
Darling International Inc.[b]	51,020	510,710

		510,710

FOOD – 1.26%
Cal-Maine Foods Inc.[a]	7,664	222,026
Chiquita Brands International Inc.[b]	27,799	368,893
Dole Food Co. Inc.[a,b]	22,229	204,951
Fresh Del Monte Produce Inc.[b]	25,492	564,138
Sanderson Farms Inc.	13,271	557,117
Weis Markets Inc.	6,923	269,720

		2,186,845

FOREST PRODUCTS & PAPER – 2.43%
Louisiana-Pacific Corp.[b]	78,904	610,717
Potlatch Corp.[a]	24,900	847,845
Rock-Tenn Co. Class A	24,144	1,372,586
Temple-Inland Inc.	67,004	1,388,323

		4,219,471

GAS – 5.42%
Laclede Group Inc. (The)	12,983	455,833
New Jersey Resources Corp.	25,925	1,049,703
Nicor Inc.	27,990	1,333,164
Northwest Natural Gas Co.	16,564	816,440
Piedmont Natural Gas Co.	41,990	1,238,285
South Jersey Industries Inc.	18,578	935,588
Southwest Gas Corp.	28,244	981,761
Vectren Corp.	50,467	1,381,787
WGL Holdings Inc.	31,244	1,204,456

		9,397,017

HEALTH CARE – PRODUCTS – 1.10%
CONMED Corp.[b]	17,986	395,872
Hill-Rom Holdings Inc.	38,997	1,511,134

		1,907,006

HEALTH CARE – SERVICES – 2.98%
Health Net Inc.[b]	60,537	1,627,840
HealthSouth Corp.[b]	57,926	1,047,881
Kindred Healthcare Inc.[b]	24,419	335,028
LifePoint Hospitals Inc.[b]	34,153	1,158,470
Select Medical Holdings Corp.[b]	36,639	274,060

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2010

Security	Shares	Value
WellCare Health Plans Inc.[b]	26,301	$730,642

		5,173,921

HOME BUILDERS – 0.86%
KB Home	47,478	498,994
M.D.C. Holdings Inc.	22,804	587,203
Ryland Group Inc.	27,334	409,463

		1,495,660

HOUSEHOLD PRODUCTS & WARES – 0.52%
American Greetings Corp. Class A	23,013	445,762
Helen of Troy Ltd.[a,b]	17,847	457,775

		903,537

INSURANCE – 10.35%
Allied World Assurance Holdings Ltd.	25,426	1,454,621
Alterra Capital Holdings Ltd.	61,372	1,239,714
AmTrust Financial Services Inc.	14,903	223,098
Argo Group International Holdings Ltd.[a]	19,330	670,558
CNO Financial Group Inc.[b]	140,731	765,577
Delphi Financial Group Inc. Class A	30,143	815,971
Employers Holdings Inc.	15,250	246,898
Erie Indemnity Co. Class A	17,854	1,020,892
FBL Financial Group Inc. Class A	8,291	216,893
Flagstone Reinsurance Holdings SA	22,254	242,569
Greenlight Capital Re Ltd. Class Ab	18,538	529,445
Hanover Insurance Group Inc. (The)	27,849	1,260,167
Harleysville Group Inc.	7,719	264,993
MBIA Inc.[b]	97,134	1,088,872
Montpelier Re Holdings Ltd.	43,628	799,265
National Western Life Insurance Co. Class A	1,419	227,054
OneBeacon Insurance Group Ltd.[a]	14,393	202,653
Platinum Underwriters Holdings Ltd.	28,358	1,220,812
ProAssurance Corp.[b]	19,828	1,139,912
Protective Life Corp.	53,358	1,278,991
Selective Insurance Group Inc.	32,810	555,145
StanCorp Financial Group Inc.	29,514	1,266,151
State Auto Financial Corp.	8,502	133,141
Unitrin Inc.	28,437	691,019
Universal American Corp.	25,570	411,166

		17,965,577

Security	Shares	Value
INTERNET – 0.35%
EarthLink Inc.	67,131	$603,508

		603,508

IRON & STEEL – 0.50%
AK Steel Holding Corp.	68,162	858,160

		858,160

LEISURE TIME – 0.50%
Brunswick Corp.	55,134	872,220

		872,220

MANUFACTURING – 1.88%
A.O. Smith Corp.	15,663	877,598
Crane Co.	31,620	1,209,781
Eastman Kodak Co.[a,b]	167,020	786,664
Griffon Corp.[b]	32,140	378,931

		3,252,974

MEDIA – 1.18%
Belo Corp. Class Ab	56,288	325,907
Meredith Corp.	22,444	761,974
New York Times Co. (The) Class Ab	60,105	461,005
Scholastic Corp.	17,179	505,922

		2,054,808

METAL FABRICATE & HARDWARE – 1.48%
Commercial Metals Co.	70,043	972,197
Mueller Industries Inc.	23,487	690,518
Mueller Water Products Inc. Class A	96,025	289,995
Worthington Industries Inc.	40,020	616,308

		2,569,018

MINING – 0.81%
Century Aluminum Co.[b]	34,943	472,429
Kaiser Aluminum Corp.	9,105	409,634
Stillwater Mining Co.[b]	29,527	525,581

		1,407,644

OFFICE FURNISHINGS – 0.33%
HNI Corp.	23,134	570,484

		570,484

OIL & GAS – 3.80%
Berry Petroleum Co. Class A	29,647	1,014,224
Frontier Oil Corp.	64,506	854,704
Holly Corp.	27,729	907,570
SandRidge Energy Inc.[a,b]	232,415	1,271,310

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2010

Security	Shares	Value
Stone Energy Corp.[b]	26,482	$413,914
Swift Energy Co.[b]	23,541	749,781
Tesoro Corp.	87,055	1,128,233
W&T Offshore Inc.	22,606	245,953

		6,585,689
OIL & GAS SERVICES – 1.09%
Complete Production Services Inc.[b]	45,556	1,067,377
Helix Energy Solutions Group Inc.[b]	65,051	825,497

		1,892,874
PACKAGING & CONTAINERS – 0.10%
Graphic Packaging Holding Co.[b]	49,301	180,442

		180,442
REAL ESTATE – 0.90%
Forest City Enterprises Inc. Class Aa,b	75,294	1,098,540
Government Properties Income Trust	17,490	466,808

		1,565,348
REAL ESTATE INVESTMENT TRUSTS – 11.42%
Anworth Mortgage Asset Corp.	72,571	508,723
Apartment Investment and Management Co. Class A	72,603	1,692,376
Brandywine Realty Trust	81,907	980,427
Capstead Mortgage Corp.	42,999	490,189
CBL & Associates Properties Inc.	85,887	1,346,708
Colonial Properties Trust[a]	44,346	795,124
CommonWealth REIT	44,937	1,143,647
Cousins Properties Inc.	56,375	417,739
DCT Industrial Trust Inc.	131,404	658,334
DiamondRock Hospitality Co.[a,b]	96,358	1,019,468
Hatteras Financial Corp.	27,295	799,197
Highwoods Properties Inc.	47,368	1,569,302
Inland Real Estate Corp.	46,023	399,940
LaSalle Hotel Properties	43,524	1,031,083
Lexington Realty Trust	67,647	526,294
Medical Properties Trust Inc.	69,223	774,605
MFA Financial Inc.[a]	174,739	1,382,185
National Retail Properties Inc.	51,911	1,406,788
Post Properties Inc.[a]	30,207	919,501
Redwood Trust Inc.	43,395	615,341
Sovran Self Storage Inc.	17,118	668,800

Security	Shares	Value
Sunstone Hotel Investors Inc.[b]	61,082	$662,740

		19,808,511
RETAIL – 6.48%
Barnes & Noble Inc.[a]	25,089	375,833
Bob Evans Farms Inc.	19,277	553,250
Brinker International Inc.	63,058	1,169,095
Cabela’s Inc.[a,b]	26,090	483,709
Cato Corp. (The) Class A	17,162	453,935
Cracker Barrel Old Country Store Inc.	14,669	790,512
Dillard’s Inc. Class Aa	29,743	758,744
Foot Locker Inc.	96,227	1,532,896
Group 1 Automotive Inc.[b]	15,255	537,891
HSN Inc.[b]	25,093	751,285
Men’s Wearhouse Inc. (The)	32,779	801,119
Office Depot Inc.[b]	169,562	761,333
Penske Automotive Group Inc.[b]	28,129	378,335
Regis Corp.	35,558	727,161
Rite Aid Corp.[b]	374,944	342,961
Saks Inc.[a,b]	74,498	829,908

		11,247,967
SAVINGS & LOANS – 0.67%
Astoria Financial Corp.	54,840	681,113
Flagstar Bancorp Inc.[b]	27,908	36,280
Provident Financial Services Inc.	35,131	444,056

		1,161,449
SEMICONDUCTORS – 1.34%
Amkor Technology Inc.[b]	62,641	451,642
Fairchild Semiconductor International Inc.[b]	77,105	868,973
Intersil Corp. Class A	76,171	997,078

		2,317,693
SOFTWARE – 1.17%
CSG Systems International Inc.[b]	21,144	411,039
Fair Isaac Corp.	25,963	624,151
SYNNEX Corp.[b]	14,778	429,153
Take-Two Interactive Software Inc.[b]	52,562	560,311

		2,024,654
TELECOMMUNICATIONS – 0.53%
EchoStar Corp. Class Ab	23,031	488,257

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2010

Security	Shares	Value
MasTec Inc.[b]	35,548	$433,686

		921,943
TRANSPORTATION – 2.57%
Alexander & Baldwin Inc.	25,749	886,538
Arkansas Best Corp.	15,665	396,794
Atlas Air Worldwide Holdings Inc.[b]	16,097	841,229
Bristow Group Inc.[b]	21,114	818,801
Teekay Corp.	26,327	837,199
Werner Enterprises Inc.	32,063	683,583

		4,464,144
TRUCKING & LEASING – 0.52%
Aircastle Ltd.	32,927	303,258
AMERCO[b]	3,704	304,913
Textainer Group Holdings Ltd.	11,160	289,937

		898,108
WATER – 0.25%
American States Water Co.	11,503	429,637

		429,637

TOTAL COMMON STOCKS
(Cost: $169,268,798)		173,334,257

SHORT-TERM INVESTMENTS – 5.16%

MONEY MARKET FUNDS – 5.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%[c,d,e]	7,732,239	7,732,239
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%[c,d,e]	1,076,284	1,076,284
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%[c,d]	147,490	147,490

		8,956,013

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,956,013)		8,956,013

Value
TOTAL INVESTMENTS IN SECURITIES – 105.05%
(Cost: $178,224,811)	$182,290,270

Other Assets, Less Liabilities – (5.05)%	(8,766,730)

NET ASSETS – 100.00%	$173,523,540

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2010

	iShares Morningstar Large Core Index Fund	iShares Morningstar Large Growth Index Fund	iShares Morningstar Large Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$226,651,432	$335,545,338	$207,514,028
Affiliated issuers (Note 2)	3,205,686	2,950,728	434,338

Total cost of investments	$229,857,118	$338,496,066	$207,948,366

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$249,947,124	$353,952,755	$196,288,439
Affiliated issuers (Note 2)	3,533,168	2,593,562	434,338

Total fair value of investments	253,480,292	356,546,317	196,722,777
Receivables:
Dividends and interest	248,270	311,194	411,048

Total Assets	253,728,562	356,857,511	197,133,825

LIABILITIES
Payables:
Investment securities purchased	–	–	487,846
Collateral for securities on loan (Note 5)	1,052,971	1,207,511	100,626
Investment advisory fees (Note 2)	42,026	73,499	42,045

Total Liabilities	1,094,997	1,281,010	630,517

NET ASSETS	$252,633,565	$355,576,501	$196,503,308

Net assets consist of:
Paid-in capital	$265,555,723	$436,958,535	$286,636,029
Undistributed net investment income	230,384	331,774	437,366
Accumulated net realized loss	(36,775,716)	(99,764,059)	(79,344,498)
Net unrealized appreciation (depreciation)	23,623,174	18,050,251	(11,225,589)

NET ASSETS	$252,633,565	$355,576,501	$196,503,308

Shares outstanding[b]	3,800,000	5,700,000	3,500,000

Net asset value per share	$66.48	$62.38	$56.14

[a]	Securities on loan with values of $1,030,544, $1,179,010 and $98,636, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2010

	iShares Morningstar Mid Core Index Fund	iShares Morningstar Mid Growth Index Fund	iShares Morningstar Mid Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$113,956,179	$155,947,661	$109,569,148
Affiliated issuers (Note 2)	3,140,414	3,084,849	1,945,524

Total cost of investments	$117,096,593	$159,032,510	$111,514,672

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$128,484,959	$166,125,853	$106,535,937
Affiliated issuers (Note 2)	3,140,414	3,084,849	1,945,524

Total fair value of investments	131,625,373	169,210,702	108,481,461
Receivables:
Dividends and interest	56,004	28,385	66,504
Capital shares sold	–	3,158	–

Total Assets	131,681,377	169,242,245	108,547,965

LIABILITIES
Payables:
Investment securities purchased	–	55,594	137,668
Collateral for securities on loan (Note 5)	3,112,013	2,951,444	1,784,068
Capital shares redeemed	–	–	6,174
Investment advisory fees (Note 2)	26,907	40,331	27,796

Total Liabilities	3,138,920	3,047,369	1,955,706

NET ASSETS	$128,542,457	$166,194,876	$106,592,259

Net assets consist of:
Paid-in capital	$148,997,824	$283,216,701	$135,586,271
Undistributed net investment income	46,016	5,553	119,158
Accumulated net realized loss	(35,030,163)	(127,205,570)	(26,079,959)
Net unrealized appreciation (depreciation)	14,528,780	10,178,192	(3,033,211)

NET ASSETS	$128,542,457	$166,194,876	$106,592,259

Shares outstanding[b]	1,650,000	1,900,000	1,500,000

Net asset value per share	$77.90	$87.47	$71.06

[a]	Securities on loan with values of $3,045,578, $2,890,405 and $1,743,710, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2010

	iShares Morningstar Small Core Index Fund	iShares Morningstar Small Growth Index Fund	iShares Morningstar Small Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$150,826,782	$74,368,100	$169,268,798
Affiliated issuers (Note 2)	5,061,529	5,411,612	8,956,013

Total cost of investments	$155,888,311	$79,779,712	$178,224,811

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$155,851,578	$79,399,169	$173,334,257
Affiliated issuers (Note 2)	5,061,529	5,411,612	8,956,013

Total fair value of investments	160,913,107	84,810,781	182,290,270
Receivables:
Dividends and interest	74,217	15,823	132,759

Total Assets	160,987,324	84,826,604	182,423,029

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	4,840,786	5,190,112	8,808,523
Capital shares redeemed	–	–	44,710
Investment advisory fees (Note 2)	33,203	20,064	46,256

Total Liabilities	4,873,989	5,210,176	8,899,489

NET ASSETS	$156,113,335	$79,616,428	$173,523,540

Net assets consist of:
Paid-in capital	$172,453,849	$91,385,303	$183,565,646
Undistributed (distributions in excess of) net investment income	117,254	(771)	179,955
Accumulated net realized loss	(21,482,564)	(16,799,173)	(14,287,520)
Net unrealized appreciation	5,024,796	5,031,069	4,065,459

NET ASSETS	$156,113,335	$79,616,428	$173,523,540

Shares outstanding[b]	1,950,000	1,050,000	2,300,000

Net asset value per share	$80.06	$75.83	$75.45

[a]	Securities on loan with values of $4,718,105, $5,059,421 and $8,549,224, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares Morningstar Large Core Index Fund	iShares Morningstar Large Growth Index Fund	iShares Morningstar Large Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$2,505,909	$1,920,556	$3,003,058
Dividends from affiliated issuers (Note 2)	7,786	11,538	–
Interest from affiliated issuers (Note 2)	196	277	160
Securities lending income from affiliated issuers (Note 2)	4,923	2,495	731

Total investment income	2,518,814	1,934,866	3,003,949

EXPENSES
Investment advisory fees (Note 2)	240,117	445,997	240,989

Total expenses	240,117	445,997	240,989

Net investment income	2,278,697	1,488,869	2,762,960

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,961,610)	(2,542,430)	(9,088,977)
Investments in affiliated issuers (Note 2)	115,737	(113,411)	–
In-kind redemptions	3,913,796	10,105,136	1,549,002

Net realized gain (loss)	2,067,923	7,449,295	(7,539,975)

Net change in unrealized appreciation/depreciation	(8,256,389)	(6,583,123)	4,845,960

Net realized and unrealized gain (loss)	(6,188,466)	866,172	(2,694,015)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,909,769)	$2,355,041	$68,945

See notes to financial statements.

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares Morningstar Mid Core Index Fund	iShares Morningstar Mid Growth Index Fund	iShares Morningstar Mid Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$980,314	$402,803	$2,130,222
Interest from affiliated issuers (Note 2)	87	118	100
Securities lending income from affiliated issuers (Note 2)	18,768	13,393	14,641

Total investment income	999,169	416,314	2,144,963

EXPENSES
Investment advisory fees (Note 2)	146,546	228,089	173,311

Total expenses	146,546	228,089	173,311

Net investment income	852,623	188,225	1,971,652

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	4,699,694	(3,432,748)	346,818
In-kind redemptions	2,078,529	3,573,988	4,966,071

Net realized gain	6,778,223	141,240	5,312,889

Net change in unrealized appreciation/depreciation	(3,790,827)	4,318,942	(10,313,610)

Net realized and unrealized gain (loss)	2,987,396	4,460,182	(5,000,721)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,840,019	$4,648,407	$(3,029,069)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares Morningstar Small Core Index Fund	iShares Morningstar Small Growth Index Fund	iShares Morningstar Small Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$913,038	$118,246	$1,981,688
Interest from affiliated issuers (Note 2)	113	49	137
Securities lending income from affiliated issuers (Note 2)	37,386	25,431	26,645

Total investment income	950,537	143,726	2,008,470

EXPENSES
Investment advisory fees (Note 2)	194,879	109,943	265,966

Total expenses	194,879	109,943	265,966

Net investment income	755,658	33,783	1,742,504

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	6,338,906	1,208,467	4,115,946
In-kind redemptions	7,321,983	7,057,815	11,553,030

Net realized gain	13,660,889	8,266,282	15,668,976

Net change in unrealized appreciation/depreciation	(20,918,197)	(6,333,553)	(24,939,481)

Net realized and unrealized gain (loss)	(7,257,308)	1,932,729	(9,270,505)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,501,650)	$1,966,512	$(7,528,001)

See notes to financial statements.

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large Core Index Fund		iShares Morningstar Large Growth Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,278,697	$4,975,473	$1,488,869	$3,383,662
Net realized gain (loss)	2,067,923	(8,728,504)	7,449,295	(138,621)
Net change in unrealized appreciation/depreciation	(8,256,389)	79,004,375	(6,583,123)	117,720,450

Net increase (decrease) in net assets resulting from operations	(3,909,769)	75,251,344	2,355,041	120,965,491

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,328,800)	(4,937,681)	(1,489,552)	(3,369,795)

Total distributions to shareholders	(2,328,800)	(4,937,681)	(1,489,552)	(3,369,795)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,430,160	24,698,267	–	78,468,536
Cost of shares redeemed	(22,158,501)	(25,291,714)	(92,226,000)	(80,711,722)

Net decrease in net assets from capital share transactions	(6,728,341)	(593,447)	(92,226,000)	(2,243,186)

INCREASE (DECREASE) IN NET ASSETS	(12,966,910)	69,720,216	(91,360,511)	115,352,510

NET ASSETS
Beginning of period	265,600,475	195,880,259	446,937,012	331,584,502

End of period	$252,633,565	$265,600,475	$355,576,501	$446,937,012

Undistributed net investment income included in net assets at end of period	$230,384	$280,487	$331,774	$332,457

SHARES ISSUED AND REDEEMED
Shares sold	250,000	450,000	–	1,400,000
Shares redeemed	(350,000)	(400,000)	(1,650,000)	(1,500,000)

Net increase (decrease) in shares outstanding	(100,000)	50,000	(1,650,000)	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Large Value Index Fund		iShares Morningstar Mid Core Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,762,960	$5,448,805	$852,623	$1,547,495
Net realized gain (loss)	(7,539,975)	(17,655,423)	6,778,223	(3,888,801)
Net change in unrealized appreciation/depreciation	4,845,960	67,150,642	(3,790,827)	43,600,539

Net increase in net assets resulting from operations	68,945	54,944,024	3,840,019	41,259,233

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,714,277)	(5,548,823)	(811,063)	(1,543,039)

Total distributions to shareholders	(2,714,277)	(5,548,823)	(811,063)	(1,543,039)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	40,739,055	7,216,977	12,032,368
Cost of shares redeemed	(13,451,075)	(36,842,957)	(7,495,662)	(3,615,700)

Net increase (decrease) in net assets from capital share transactions	(13,451,075)	3,896,098	(278,685)	8,416,668

INCREASE (DECREASE) IN NET ASSETS	(16,096,407)	53,291,299	2,750,271	48,132,862

NET ASSETS
Beginning of period	212,599,715	159,308,416	125,792,186	77,659,324

End of period	$196,503,308	$212,599,715	$128,542,457	$125,792,186

Undistributed net investment income included in net assets at end of period	$437,366	$388,683	$46,016	$4,456

SHARES ISSUED AND REDEEMED
Shares sold	–	800,000	100,000	200,000
Shares redeemed	(250,000)	(700,000)	(100,000)	(50,000)

Net increase (decrease) in shares outstanding	(250,000)	100,000	–	150,000

See notes to financial statements.

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid Growth Index Fund		iShares Morningstar Mid Value Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$188,225	$472,348	$1,971,652	$2,416,771
Net realized gain (loss)	141,240	(20,797,725)	5,312,889	(2,711,302)
Net change in unrealized appreciation/depreciation	4,318,942	81,409,210	(10,313,610)	43,763,411

Net increase (decrease) in net assets resulting from operations	4,648,407	61,083,833	(3,029,069)	43,468,880

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(182,672)	(536,637)	(2,039,665)	(2,280,127)
Return of capital	–	(9,588)	–	–

Total distributions to shareholders	(182,672)	(546,225)	(2,039,665)	(2,280,127)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,197,887	41,780,079	6,724,220	37,155,302
Cost of shares redeemed	(27,374,022)	(129,025,777)	(30,716,317)	(12,338,026)

Net increase (decrease) in net assets from capital share transactions	(7,176,135)	(87,245,698)	(23,992,097)	24,817,276

INCREASE (DECREASE) IN NET ASSETS	(2,710,400)	(26,708,090)	(29,060,831)	66,006,029

NET ASSETS
Beginning of period	168,905,276	195,613,366	135,653,090	69,647,061

End of period	$166,194,876	$168,905,276	$106,592,259	$135,653,090

Undistributed net investment income included in net assets at end of period	$5,553	$–	$119,158	$187,171

SHARES ISSUED AND REDEEMED
Shares sold	250,000	550,000	100,000	600,000
Shares redeemed	(350,000)	(1,950,000)	(450,000)	(200,000)

Net increase (decrease) in shares outstanding	(100,000)	(1,400,000)	(350,000)	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Core Index Fund		iShares Morningstar Small Growth Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$755,658	$1,262,158	$33,783	$78,543
Net realized gain	13,660,889	1,095,260	8,266,282	682,097
Net change in unrealized appreciation/depreciation	(20,918,197)	51,403,307	(6,333,553)	27,846,664

Net increase (decrease) in net assets resulting from operations	(6,501,650)	53,760,725	1,966,512	28,607,304

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(638,404)	(1,274,579)	(34,554)	(93,392)
Return of capital	–	(13,525)	–	(8,792)

Total distributions to shareholders	(638,404)	(1,288,104)	(34,554)	(102,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,211,824	64,449,023	30,492,339	12,093,091
Cost of shares redeemed	(61,840,135)	(17,589,892)	(43,642,988)	(15,925,104)

Net increase (decrease) in net assets from capital share transactions	(16,628,311)	46,859,131	(13,150,649)	(3,832,013)

INCREASE (DECREASE) IN NET ASSETS	(23,768,365)	99,331,752	(11,218,691)	24,673,107

NET ASSETS
Beginning of period	179,881,700	80,549,948	90,835,119	66,162,012

End of period	$156,113,335	$179,881,700	$79,616,428	$90,835,119

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$117,254	$–	$(771)	$–

SHARES ISSUED AND REDEEMED
Shares sold	600,000	950,000	450,000	200,000
Shares redeemed	(850,000)	(250,000)	(650,000)	(250,000)

Net increase (decrease) in shares outstanding	(250,000)	700,000	(200,000)	(50,000)

See notes to financial statements.

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Value Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,742,504	$2,431,785
Net realized gain	15,668,976	878,757
Net change in unrealized appreciation/depreciation	(24,939,481)	54,572,680

Net increase (decrease) in net assets resulting from operations	(7,528,001)	57,883,222

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,668,357)	(2,325,977)

Total distributions to shareholders	(1,668,357)	(2,325,977)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	54,088,317	87,901,713
Cost of shares redeemed	(66,818,887)	(13,102,151)

Net increase (decrease) in net assets from capital share transactions	(12,730,570)	74,799,562

INCREASE (DECREASE) IN NET ASSETS	(21,926,928)	130,356,807

NET ASSETS
Beginning of period	195,450,468	65,093,661

End of period	$173,523,540	$195,450,468

Undistributed net investment income included in net assets at end of period	$179,955	$105,808

SHARES ISSUED AND REDEEMED
Shares sold	750,000	1,350,000
Shares redeemed	(950,000)	(200,000)

Net increase (decrease) in shares outstanding	(200,000)	1,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Core Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$68.10	$50.88	$76.07	$78.37	$69.40	$62.68

Income from investment operations:
Net investment income	0.61 [a]	1.22 [a]	1.50 [a]	1.42 [a]	1.16 [a]	0.98
Net realized and unrealized gain (loss)[b]	(1.61)	17.22	(25.24)	(2.35)	8.92	6.71

Total from investment operations	(1.00)	18.44	(23.74)	(0.93)	10.08	7.69

Less distributions from:
Net investment income	(0.62)	(1.22)	(1.45)	(1.37)	(1.11)	(0.97)

Total distributions	(0.62)	(1.22)	(1.45)	(1.37)	(1.11)	(0.97)

Net asset value, end of period	$66.48	$68.10	$50.88	$76.07	$78.37	$69.40

Total return	(1.43)%[c]	36.53%	(31.43)%	(1.25)%	14.66%	12.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$252,634	$265,600	$195,880	$182,567	$160,652	$86,749
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.90%	2.00%	2.57%	1.81%	1.59%	1.58%
Portfolio turnover rate[e]	17%	32%	40%	35%	39%	15%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Growth Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$60.81	$44.51	$67.23	$67.59	$61.79	$54.98

Income from investment operations:
Net investment income	0.24 [a]	0.47 [a]	0.47 [a]	0.32 [a]	0.35 [a]	0.24
Net realized and unrealized gain (loss)[b]	1.57	16.30	(22.74)	(0.40)	5.80	6.80

Total from investment operations	1.81	16.77	(22.27)	(0.08)	6.15	7.04

Less distributions from:
Net investment income	(0.24)	(0.47)	(0.45)	(0.28)	(0.35)	(0.23)

Total distributions	(0.24)	(0.47)	(0.45)	(0.28)	(0.35)	(0.23)

Net asset value, end of period	$62.38	$60.81	$44.51	$67.23	$67.59	$61.79

Total return	3.01%[c]	37.81%	(33.16)%	(0.14)%	10.00%	12.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$355,577	$446,937	$331,585	$494,167	$294,003	$203,907
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.83%	0.87%	0.91%	0.46%	0.56%	0.44%
Portfolio turnover rate[e]	10%	24%	35%	31%	28%	24%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Value Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$56.69	$43.65	$76.51	$86.96	$74.28	$65.09

Income from investment operations:
Net investment income	0.77 [a]	1.47 [a]	2.10 [a]	2.52 [a]	2.18 [a]	1.79
Net realized and unrealized gain (loss)[b]	(0.56)	13.07	(32.84)	(10.36)	12.56	9.17

Total from investment operations	0.21	14.54	(30.74)	(7.84)	14.74	10.96

Less distributions from:
Net investment income	(0.76)	(1.50)	(2.12)	(2.61)	(2.06)	(1.77)

Total distributions	(0.76)	(1.50)	(2.12)	(2.61)	(2.06)	(1.77)

Net asset value, end of period	$56.14	$56.69	$43.65	$76.51	$86.96	$74.28

Total return	0.45%[c]	33.70%	(40.70)%	(9.20)%	20.14%	17.05%

Ratios/Supplemental data:
Net assets, end of period (000s)	$196,503	$212,600	$159,308	$260,117	$439,134	$148,561
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.87%	2.83%	3.83%	3.03%	2.70%	2.89%
Portfolio turnover rate[e]	13%	31%	29%	23%	22%	17%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Core Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$76.24	$51.77	$81.41	$88.58	$78.01	$63.05

Income from investment operations:
Net investment income	0.53 [a]	0.95 [a]	0.86 [a]	0.68 [a]	1.10 [a]	0.91
Net realized and unrealized gain (loss)[b]	1.63	24.47	(29.52)	(7.22)	10.57	14.96

Total from investment operations	2.16	25.42	(28.66)	(6.54)	11.67	15.87

Less distributions from:
Net investment income	(0.50)	(0.95)	(0.98)	(0.63)	(1.00)	(0.88)
Return of capital	–	–	–	–	(0.10)	(0.03)

Total distributions	(0.50)	(0.95)	(0.98)	(0.63)	(1.10)	(0.91)

Net asset value, end of period	$77.90	$76.24	$51.77	$81.41	$88.58	$78.01

Total return	2.89%[c]	49.44%	(35.29)%	(7.41)%	15.09%	25.26%

Ratios/Supplemental data:
Net assets, end of period (000s)	$128,542	$125,792	$77,659	$126,183	$146,153	$105,319
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.45%	1.49%	1.40%	0.80%	1.38%	1.26%
Portfolio turnover rate[e]	24%	46%	60%	53%	53%	19%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Growth Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$84.45	$57.53	$95.61	$92.52	$85.38	$62.58

Income from investment operations:
Net investment income	0.10 [a]	0.21 [a]	0.23 [a]	0.21 [a]	0.16 [a]	0.13
Net realized and unrealized gain (loss)[b]	3.02	26.93	(38.07)	3.12	7.31	22.80

Total from investment operations	3.12	27.14	(37.84)	3.33	7.47	22.93

Less distributions from:
Net investment income	(0.10)	(0.22)	(0.24)	(0.20)	(0.33)	(0.13)
Return of capital	–	(0.00)[c]	–	(0.04)	–	–

Total distributions	(0.10)	(0.22)	(0.24)	(0.24)	(0.33)	(0.13)

Net asset value, end of period	$87.47	$84.45	$57.53	$95.61	$92.52	$85.38

Total return	3.70%[d]	47.28%	(39.60)%	3.59%	8.78%	36.67%

Ratios/Supplemental data:
Net assets, end of period (000s)	$166,195	$168,905	$195,613	$487,629	$235,917	$204,914
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.25%	0.30%	0.32%	0.22%	0.19%	0.23%
Portfolio turnover rate[f]	25%	45%	49%	34%	50%	21%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Value Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$73.33	$48.03	$74.60	$91.74	$79.63	$66.83

Income from investment operations:
Net investment income[a]	1.16	1.46	1.93	1.81	1.88	1.81
Net realized and unrealized gain (loss)[b]	(2.19)	25.19	(26.56)	(17.02)	11.84	12.79

Total from investment operations	(1.03)	26.65	(24.63)	(15.21)	13.72	14.60

Less distributions from:
Net investment income	(1.24)	(1.35)	(1.94)	(1.93)	(1.61)	(1.80)

Total distributions	(1.24)	(1.35)	(1.94)	(1.93)	(1.61)	(1.80)

Net asset value, end of period	$71.06	$73.33	$48.03	$74.60	$91.74	$79.63

Total return	(1.31)%[c]	56.05%	(33.26)%	(16.79)%	17.46%	22.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$106,592	$135,653	$69,647	$126,826	$178,902	$99,535
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	3.41%	2.37%	3.37%	2.17%	2.25%	2.42%
Portfolio turnover rate[e]	26%	41%	61%	37%	43%	18%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Core Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$81.76	$53.70	$78.57	$90.24	$82.87	$62.20

Income from investment operations:
Net investment income	0.37 [a]	0.67 [a]	0.65 [a]	0.73 [a]	0.53 [a]	0.73
Net realized and unrealized gain (loss)[b]	(1.76)	28.06	(24.88)	(11.70)	7.40	20.62

Total from investment operations	(1.39)	28.73	(24.23)	(10.97)	7.93	21.35

Less distributions from:
Net investment income	(0.31)	(0.66)	(0.64)	(0.70)	(0.46)	(0.68)
Return of capital	–	(0.01)	–	–	(0.10)	–

Total distributions	(0.31)	(0.67)	(0.64)	(0.70)	(0.56)	(0.68)

Net asset value, end of period	$80.06	$81.76	$53.70	$78.57	$90.24	$82.87

Total return	(1.68)%[c]	53.72%	(30.86)%	(12.22)%	9.62%	34.47%

Ratios/Supplemental data:
Net assets, end of period (000s)	$156,113	$179,882	$80,550	$102,143	$157,918	$91,157
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.97%	1.00%	1.08%	0.86%	0.63%	1.04%
Portfolio turnover rate[e]	41%	66%	73%	62%	73%	45%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Growth Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$72.67	$50.89	$73.02	$78.81	$76.85	$56.40

Income from investment operations:
Net investment income	0.03 [a]	0.06 [a]	0.27 [a]	0.24 [a]	0.02 [a]	0.01
Net realized and unrealized gain (loss)[b]	3.16	21.80	(22.13)	(5.78)	1.94	20.45

Total from investment operations	3.19	21.86	(21.86)	(5.54)	1.96	20.46

Less distributions from:
Net investment income	(0.03)	(0.07)	(0.27)	(0.25)	–	–
Return of capital	–	(0.01)	–	–	–	(0.01)

Total distributions	(0.03)	(0.08)	(0.27)	(0.25)	–	(0.01)

Net asset value, end of period	$75.83	$72.67	$50.89	$73.02	$78.81	$76.85

Total return	4.40%[c]	42.98%	(29.91)%	(7.05)%	2.55%	36.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$79,616	$90,835	$66,162	$69,367	$70,927	$76,853
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	0.09%	0.10%	0.47%	0.31%	0.03%	0.01%
Portfolio turnover rate[e]	35%	57%	56%	59%	59%	38%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Value Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006
Net asset value, beginning of period	$78.18	$48.22	$72.21	$85.00	$77.78	$62.37

Income from investment operations:
Net investment income[a]	0.71	1.28	1.62	1.82	1.85	1.55
Net realized and unrealized gain (loss)[b]	(2.76)	29.85	(23.83)	(12.81)	7.06	15.31

Total from investment operations	(2.05)	31.13	(22.21)	(10.99)	8.91	16.86

Less distributions from:
Net investment income	(0.68)	(1.17)	(1.78)	(1.80)	(1.69)	(1.45)

Total distributions	(0.68)	(1.17)	(1.78)	(1.80)	(1.69)	(1.45)

Net asset value, end of period	$75.45	$78.18	$48.22	$72.21	$85.00	$77.78

Total return	(2.57)%[c]	65.11%	(30.92)%	(13.08)%	11.63%	27.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$173,524	$195,450	$65,094	$93,873	$135,998	$81,664
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	1.97%	2.00%	2.95%	2.35%	2.31%	2.16%
Portfolio turnover rate[e]	32%	57%	70%	66%	56%	17%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Morningstar Large Core, iShares Morningstar Large Growth and iShares Morningstar Large Value Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2010, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2010.

The Funds had tax basis net capital loss carryforwards as of April 30, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Morningstar Large Core	$–	$–	$524,365	$–	$3,825,640	$31,588,502	$35,938,507
Morningstar Large Growth	54,115	754,949	3,087,927	881,226	27,706,178	66,358,290	98,842,685
Morningstar Large Value	18,851	35,116	468,973	672,390	19,478,955	36,252,824	56,927,109
Morningstar Mid Core	20,026	126,713	2,019,941	326,747	15,009,868	21,095,563	38,598,858
Morningstar Mid Growth	14,863	105,739	132,199	4,115,856	27,347,957	89,015,622	120,732,236
Morningstar Mid Value	9,742	204,827	558,361	704,710	9,919,905	16,451,751	27,849,296
Morningstar Small Core	–	–	3,008,842	–	8,450,337	21,961,791	33,420,970
Morningstar Small Growth	–	–	2,843,017	–	2,841,391	16,153,299	21,837,707
Morningstar Small Value	18,678	142,621	1,039,496	1,649,102	8,276,942	13,746,110	24,872,949

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2010 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large Core	$231,528,092	$29,234,966	$(7,282,766)	$21,952,200
Morningstar Large Growth	341,220,163	43,304,102	(27,977,948)	15,326,154
Morningstar Large Value	220,701,598	15,151,254	(39,130,075)	(23,978,821)
Morningstar Mid Core	118,586,869	17,959,801	(4,921,297)	13,038,504
Morningstar Mid Growth	160,791,525	23,226,607	(14,807,430)	8,419,177
Morningstar Mid Value	112,830,730	9,389,236	(13,738,505)	(4,349,269)
Morningstar Small Core	156,783,916	14,443,117	(10,313,926)	4,129,191
Morningstar Small Growth	80,370,389	8,968,901	(4,528,509)	4,440,392
Morningstar Small Value	179,925,730	13,869,447	(11,504,907)	2,364,540

Management has reviewed the tax positions as of October 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Morningstar Large Core	0.20%
Morningstar Large Growth	0.25
Morningstar Large Value	0.25
Morningstar Mid Core	0.25
Morningstar Mid Growth	0.30

iShares Index Fund	Investment Advisory Fee
Morningstar Mid Value	0.30%
Morningstar Small Core	0.25
Morningstar Small Growth	0.30
Morningstar Small Value	0.30

78	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended October 31, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Morningstar Large Core	$2,612
Morningstar Large Growth	1,335
Morningstar Large Value	393
Morningstar Mid Core	10,098
Morningstar Mid Growth	7,137

iShares Index Fund	Securities Lending Agent Fees
Morningstar Mid Value	$7,851
Morningstar Small Core	20,061
Morningstar Small Growth	13,617
Morningstar Small Value	14,285

Cross trades for the six months ended October 31, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

As of October 31, 2010, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Morningstar Large Core
PNC Financial Services Group Inc. (The)	44,126	3,248	(7,542)	39,832	$2,146,945	$7,786	$115,737

Morningstar Large Growth
BlackRock Inc.	6,732	67	(1,533)	5,266	$900,433	$11,538	$(113,411)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
Morningstar Large Core	$39,979,254	$40,156,272
Morningstar Large Growth	36,906,676	37,303,333
Morningstar Large Value	25,495,505	25,296,021
Morningstar Mid Core	28,885,136	28,095,914
Morningstar Mid Growth	39,821,754	38,386,639
Morningstar Mid Value	29,406,019	29,363,791
Morningstar Small Core	64,765,619	63,363,075
Morningstar Small Growth	27,026,691	25,720,467
Morningstar Small Value	56,316,748	56,083,193

In-kind transactions (see Note 4) for the six months ended October 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Large Core	$15,388,538	$22,106,385
Morningstar Large Growth	–	92,075,124
Morningstar Large Value	–	13,408,336
Morningstar Mid Core	7,189,691	7,480,649
Morningstar Mid Growth	20,169,448	27,265,151
Morningstar Mid Value	6,707,474	30,613,199
Morningstar Small Core	45,149,188	61,715,273
Morningstar Small Growth	30,260,294	43,307,585
Morningstar Small Value	53,549,920	66,111,888

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

80	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of October 31, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Morningstar Large Core	$0.61892	$–	$0.00180	$0.62072	100%	–%	0%[a]	100%
Morningstar Large Growth	0.23822	–	0.00050	0.23872	100	–	0[a]	100
Morningstar Large Value	0.75887	–	0.00045	0.75932	100	–	0[a]	100
Morningstar Mid Core	0.47021	–	0.02679	0.49700	95	–	5	100
Morningstar Mid Growth	0.09601	–	0.00081	0.09682	99	–	1	100
Morningstar Mid Value	1.20114	–	0.04215	1.24329	97	–	3	100
Morningstar Small Core	0.29498	–	0.01651	0.31149	95	–	5	100
Morningstar Small Growth	0.03260	–	0.00031	0.03291	99	–	1	100
Morningstar Small Value	0.63030	–	0.05066	0.68096	93	–	7	100

[a]	Rounds to less than 1%.

82	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	83

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds	Trading Symbol
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

84	2010 iSHARES SEMI-ANNNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Russia Capped	ERUS
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays 0-5 Year TIPS	STIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	85

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc., iShares Trust and iShares MSCI Russia Capped Index Fund, Inc. (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3895-1210

86	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-44-1010

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® FTSE EPRA/NAREIT SERIES

iSHARES FTSE NAREIT SERIES

OCTOBER 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares FTSE EPRA/NAREIT Developed Asia Index Fund  |  IFAS  |  NASDAQ

iShares FTSE EPRA/NAREIT Developed Europe Index Fund  |  IFEU  |  NASDAQ

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund  |  IFGL  |  NASDAQ

iShares FTSE EPRA/NAREIT North America Index Fund  |  IFNA  |  NASDAQ

iShares FTSE NAREIT Industrial/Office Capped Index Fund  |  FIO  |  NYSE Arca

iShares FTSE NAREIT Mortgage Plus Capped Index Fund  |  REM  |  NYSE Arca

iShares FTSE NAREIT Real Estate 50 Index Fund  |  FTY  |  NYSE Arca

iShares FTSE NAREIT Residential Plus Capped Index Fund  |  REZ  |  NYSE Arca

iShares FTSE NAREIT Retail Capped Index Fund  |  RTL  |  NYSE Arca

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.17%	17.61%	14.61%	(9.17)%	(9.23)%	(9.15)%	(24.87)%	(25.01)%	(24.77)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE EPRA/NAREIT Developed Asia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Asia Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of Asian real estate markets as defined by FTSE EPRA/NAREIT. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 11.26%, while the total return for the Index was 11.56%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Real Estate Operating/Development	51.43%

REITs – Shopping Centers	14.74

REITs – Diversified	13.02

Real Estate Management/Services	7.26

REITs – Office Property	7.00

Diversified Operations	2.91

Hotels & Motels	2.18

REITs – Warehouse/Industrial	0.69

REITs – Hotels	0.37

Short-Term and Other Net Assets	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Sun Hung Kai Properties Ltd. (Hong Kong)	10.83%

Westfield Group (Australia)	9.11

Mitsubishi Estate Co. Ltd. (Japan)	6.09

Mitsui Fudosan Co. Ltd. (Japan)	5.37

Hongkong Land Holdings Ltd. (Hong Kong)	3.93

Sumitomo Realty & Development Co. Ltd. (Japan)	3.44

Hang Lung Properties Ltd. (Hong Kong)	3.25

CapitaLand Ltd. (Singapore)	3.04

Wharf (Holdings) Ltd. (The) (Hong Kong)	2.91

Stockland Corp. Ltd. (Australia)	2.87

TOTAL	50.84%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.08%	11.70%	10.04%	(10.17)%	(10.08)%	(10.54)%	(27.29)%	(27.09)%	(28.14)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE EPRA/NAREIT Developed Europe Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Europe Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of European real estate markets as defined by FTSE EPRA/NAREIT. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 19.76%, while the total return for the Index was 19.71%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
REITs – Diversified	62.98%

Real Estate Management/Services	17.81

Real Estate Operating/Development	8.26

REITs – Office Property	7.47

REITs – Warehouse/Industrial	1.14

REITs – Shopping Centers	1.03

REITs – Storage	0.56

REITs – Health Care	0.26

Storage/Warehousing	0.23

Building – Heavy Construction	0.06

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Unibail-Rodamco SE (France)	15.26%

Land Securities Group PLC (United Kingdom)	6.64

British Land Co. PLC (United Kingdom)	5.71

Corio NV (Netherlands)	5.36

Hammerson PLC (United Kingdom)	3.81

Fonciere des Regions (France)	3.33

Capital Shopping Centres Group PLC (United Kingdom)	3.10

Klepierre (France)	2.96

PSP Swiss Property AG

Registered (Switzerland)	2.86

SEGRO PLC (United Kingdom)	2.79

TOTAL	51.82%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.00%	18.38%	15.12%	(8.67)%	(8.54)%	(8.84)%	(23.64)%	(23.31)%	(24.01)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of real estate markets as defined by FTSE EPRA/NAREIT. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 13.69%, while the total return for the Index was 13.85%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
Real Estate Operating/Development	37.45%

REITs – Diversified	27.54

REITs – Shopping Centers	11.86

Real Estate Management/Services	9.70

REITs – Office Property	6.96

Diversified Operations	1.87

Hotels & Motels	1.55

REITs – Apartments	0.83

REITs – Warehouse/Industrial	0.76

REITs – Health Care	0.50

REITs – Hotels	0.39

REITs – Storage	0.15

Storage/Warehousing	0.06

Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Sun Hung Kai Properties Ltd. (Hong Kong)	7.02%

Westfield Group (Australia)	6.01

Unibail-Rodamco SE (France)	4.07

Mitsubishi Estate Co. Ltd. (Japan)	3.91

Mitsui Fudosan Co. Ltd. (Japan)	3.57

Hongkong Land Holdings Ltd. (Hong Kong)	2.61

Hang Lung Properties Ltd. (Hong Kong)	2.16

Sumitomo Realty & Development Co. Ltd. (Japan)	2.13

CapitaLand Ltd. (Singapore)	2.09

Stockland Corp. Ltd. (Australia)	1.89

TOTAL	35.46%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
42.40%	42.80%	41.67%	(2.74)%	(2.46)%	(3.88)%	(7.93)%	(7.15)%	(11.09)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

The iShares FTSE EPRA/NAREIT North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT North America Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of the North American real estate market as defined by FTSE EPRA/NAREIT. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 6.85%, while the total return for the Index was 6.53%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
REITs – Apartments	15.24%

REITs – Diversified	14.36

REITs – Health Care	12.93

REITs – Office Property	12.38

REITs – Regional Malls	11.59

REITs – Shopping Centers	10.95

REITs – Hotels	6.22

REITs – Storage	4.72

REITs – Warehouse/Industrial	4.28

Real Estate Operating/Development	2.51

REITs – Outlet Centers	2.22

Private Corrections Facilities	0.84

REITs – Manufactured Homes	0.71

Real Estate Management/Services	0.41

Hotels & Motels	0.34

Medical – Nursing Homes	0.11

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Simon Property Group Inc.	8.24%

Vornado Realty Trust	4.71

Equity Residential	4.06

Public Storage	3.75

Boston Properties Inc.	3.53

HCP Inc.	3.30

Host Hotels & Resorts Inc.	3.07

AvalonBay Communities Inc.	2.68

Ventas Inc.	2.48

Kimco Realty Corp.	2.07

TOTAL	37.89%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.98%	29.89%	30.77%	(13.02)%	(13.06)%	(13.55)%	(38.66)%	(38.75)%	(39.90)%

Index performance reflects the performance of the FTSE NAREIT Industrial/Office Index through March 1, 2009 and the FTSE NAREIT Industrial/Office Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE NAREIT Industrial/Office Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Industrial/Office Capped Index (the “Index”). The Index measures the performance of the industrial and office real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 1.43%, while the total return for the Index was 1.68%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
REITs – Office Property	65.49%

REITs – Warehouse/Industrial	21.30

REITs – Diversified	12.72

Real Estate Operating/Development	0.34

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Boston Properties Inc.	15.15%

ProLogis	8.17

SL Green Realty Corp.	6.48

AMB Property Corp.	6.02

Alexandria Real Estate Equities Inc.	5.16

Liberty Property Trust	4.82

BioMed Realty Trust Inc.	4.76

Duke Realty Corp.	4.43

Mack-Cali Realty Corp.	4.36

Highwoods Properties Inc.	4.05

TOTAL	63.40%

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.30%	15.40%	16.04%	(21.04)%	(21.02)%	(14.25)%	(56.29)%	(56.26)%	(41.60)%

Index performance reflects the performance of the FTSE NAREIT Mortgage REITs Index through March 1, 2009 and the FTSE NAREIT All Mortgage Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE NAREIT Mortgage Plus Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT All Mortgage Capped Index (the “Index”). The Index measures the performance of the residential and commercial mortgage real estate, mortgage finance and savings associations sectors of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 0.90%, while the total return for the Index was 1.23%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
REITs – Mortgage	69.31%

Savings & Loans/Thrifts	23.96

Financial Guarantee Insurance	2.47

Property/Casualty Insurance	2.42

Finance – Consumer Loans	0.67

Investment Management/

Advisory Services	0.52

Commercial Banks	0.50

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Annaly Capital Management Inc.	21.60%

Chimera Investment Corp.	10.18

MFA Financial Inc.	6.24

New York Community Bancorp Inc.	5.62

American Capital Agency Corp.	4.35

Hudson City Bancorp Inc.	4.09

Hatteras Financial Corp.	3.91

People’s United Financial Inc.	3.62

Redwood Trust Inc.	3.19

Starwood Property Trust Inc.	2.79

TOTAL	65.59%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
40.65%	40.56%	41.47%	(6.18)%	(6.28)%	(5.91)%	(20.04)%	(20.33)%	(19.18)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

The iShares FTSE NAREIT Real Estate 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Real Estate 50 Index (the “Index”). The Index measures the performance of the large-capitalization real estate sector of the U.S. equity market, and is comprised of the 50 largest real estate investment trusts (REITs) within the FTSE NAREIT Composite Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 6.85%, while the total return for the Index was 7.12%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
REITs – Apartments	16.08%

REITs – Health Care	14.08

REITs – Regional Malls	13.27

REITs – Office Property	11.82

REITs – Diversified	11.21

REITs – Shopping Centers	7.88

REITs – Mortgage	6.28

REITs – Hotels	4.92

REITs – Storage	4.73

REITs – Warehouse/Industrial	4.18

Real Estate Operating/Development	3.79

REITs – Outlet Centers	1.62

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Simon Property Group Inc.	10.39%

Vornado Realty Trust	5.93

Equity Residential	5.12

Public Storage	4.73

Boston Properties Inc.	4.46

HCP Inc.	4.17

Annaly Capital Management Inc.	4.10

Host Hotels & Resorts Inc.	3.87

AvalonBay Communities Inc.	3.38

Ventas Inc.	3.13

TOTAL	49.28%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
46.25%	46.34%	47.17%	(1.62)%	(1.71)%	(1.94)%	(5.57)%	(5.86)%	(6.64)%

Index performance reflects the performance of the FTSE NAREIT Residential Index through March 1, 2009 and the FTSE NAREIT All Residential Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE NAREIT Residential Plus Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT All Residential Capped Index (the “Index”). The Index measures the performance of the residential, healthcare and self-storage real estate sectors of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 9.63%, while the total return for the Index was 9.92%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
REITs – Apartments	45.58%

REITs – Health Care	36.55

REITs – Storage	13.62

REITs – Manufactured Homes	2.65

REITs – Diversified	1.42

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Security	Percentage of Net Assets
Equity Residential	10.79%

Public Storage	9.97

HCP Inc.	8.79

AvalonBay Communities Inc.	7.12

Ventas Inc.	6.60

Health Care REIT Inc.	4.74

UDR Inc.	4.55

Nationwide Health Properties Inc.	4.51

Essex Property Trust Inc.	3.78

Camden Property Trust	3.69

TOTAL	64.54%

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

Performance as of October 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/10			Inception to 10/31/10			Inception to 10/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
44.98%	44.84%	45.72%	(10.86)%	(10.80)%	(11.95)%	(33.16)%	(33.01)%	(35.92)%

Index performance reflects the performance of the FTSE NAREIT Retail Index through March 1, 2009 and the FTSE NAREIT Retail Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE NAREIT Retail Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Retail Capped Index (the “Index”). The Index measures the performance of the retail property real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2010, the total return for the Fund was 7.85%, while the total return for the Index was 8.11%.

PORTFOLIO ALLOCATION As of 10/31/10
Industry	Percentage of Net Assets
REITs – Shopping Centers	44.44%

REITs – Regional Malls	42.95

REITs – Outlet Centers	12.41

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/10
Industry	Percentage of Net Assets
Simon Property Group Inc.	21.19%

Kimco Realty Corp.	12.40

Macerich Co. (The)	10.29

Weingarten Realty Investors	4.77

Developers Diversified Realty Corp.	4.73

National Retail Properties Inc.	4.61

CBL & Associates Properties Inc.	4.51

Regency Centers Corp.	4.46

Realty Income Corp.	4.34

Federal Realty Investment Trust	4.28

TOTAL	75.58%

FUND PERFORMANCE OVERVIEWS	15

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/10)	Ending Account Value (10/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/10 to 10/31/10)
FTSE EPRA/NAREIT Developed Asia
Actual	$1,000.00	$1,112.60	0.48%	$2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE EPRA/NAREIT Developed Europe
Actual	1,000.00	1,197.60	0.48	2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Actual	1,000.00	1,136.90	0.48	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE EPRA/NAREIT North America
Actual	1,000.00	1,068.50	0.48	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/10)	Ending Account Value (10/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/10 to 10/31/10)
FTSE NAREIT Industrial/Office Capped
Actual	$1,000.00	$1,014.30	0.48%	$2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Mortgage Plus Capped
Actual	1,000.00	1,009.00	0.48	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Real Estate 50
Actual	1,000.00	1,068.50	0.48	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Residential Plus Capped
Actual	1,000.00	1,096.30	0.48	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Retail Capped
Actual	1,000.00	1,078.50	0.48	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.60%

AUSTRALIA – 21.65%
BGP Holdings PLC[a]	539,595	$75
Bunnings Warehouse Property Trust	34,864	63,734
CFS Retail Property Trust	171,408	312,506
Charter Hall Office REIT	41,112	105,581
Charter Hall Retail REIT	25,526	76,063
Commonwealth Property Office Fund	165,952	148,839
Dexus Property Group	398,864	324,502
FKP Property Group	72,848	67,121
Goodman Group	525,808	324,700
GPT Group	153,408	419,534
ING Industrial Fund	216,552	111,439
ING Office Fund	227,880	137,371
Mirvac Group	281,872	357,797
Stockland Corp. Ltd.	196,272	725,294
Westfield Group	189,928	2,304,753

		5,479,309

HONG KONG – 39.63%
Agile Property Holdings Ltd.	112,000	147,363
Champion REIT	192,000	105,754
China Overseas Land & Investment Ltd.	336,000	706,474
China Resources Land Ltd.	160,000	315,364
Country Garden Holdings Co. Ltd.	272,000	96,137
Hang Lung Properties Ltd.	168,000	822,414
Henderson Land Development Co. Ltd.[b]	89,000	632,000
Hongkong Land Holdings Ltd. (The)	144,000	993,600
Hopson Development Holdings Ltd.[b,c]	64,000	71,576
Hysan Development Co. Ltd.	64,000	247,256
Kerry Properties Ltd.	60,000	332,804
KWG Property Holding Ltd.	96,000	76,034
Link REIT (The)	180,000	554,932
New World China Land Ltd.	129,600	47,980
New World Development Co. Ltd.	240,000	473,666
Shenzhen Investment Ltd.	224,000	80,327
Shimao Property Holdings Ltd.	116,000	191,830
Shui On Land Ltd.	212,250	106,504
Sino Land Co. Ltd.	192,000	400,728
Soho China Ltd.	176,000	149,612
Sun Hung Kai Properties Ltd.	160,000	2,740,864

Security	Shares	Value
Wharf (Holdings) Ltd. (The)	112,000	$735,369

		10,028,588

JAPAN – 24.65%
AEON Mall Co. Ltd.	7,200	168,760
Daibiru Corp.	4,000	30,838
Japan Prime Realty Investment Corp.	56	138,974
Japan Real Estate Investment Corp.	40	384,854
Japan Retail Fund Investment Corp.	120	187,262
Kenedix Realty Investment Corp.	16	63,464
Mitsubishi Estate Co. Ltd.	88,000	1,540,410
Mitsui Fudosan Co. Ltd.	72,000	1,359,553
MORI TRUST Sogo REIT Inc.	8	72,601
Nippon Building Fund Inc.	48	469,572
Nomura Real Estate Holdings Inc.	6,400	98,125
Nomura Real Estate Office Fund Inc.	24	147,337
NTT Urban Development Corp.	104	95,285
ORIX JREIT Inc.	16	85,611
Premier Investment Corp.	8	36,996
Sumitomo Realty & Development Co. Ltd.	40,000	871,012
Tokyo Tatemono Co. Ltd.	24,000	96,834
Tokyu Land Corp.	32,000	145,798
TOKYU REIT Inc.	8	43,898
Top REIT Inc.	16	90,776
United Urban Investment Corp.	16	109,845

		6,237,805

NEW ZEALAND – 0.20%
Kiwi Income Property Trust	61,968	49,763

		49,763

SINGAPORE – 13.47%
Allgreen Properties Ltd.	64,000	58,845
Ascendas Real Estate Investment Trust	152,202	242,253
CapitaCommercial Trust	176,000	202,619
CapitaLand Ltd.	256,000	769,434
CapitaMall Trust Management Ltd.	192,400	294,342
CapitaMalls Asia Ltd.	128,000	211,644
CDL Hospitality Trusts	56,000	92,594
City Developments Ltd.[b]	56,000	550,373
Global Logistic Properties Ltd.[c]	152,000	272,467
Keppel Land Ltd.	64,000	219,061
Mapletree Logistics Trust	138,240	96,130

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

October 31, 2010

Security	Shares	Value
Singapore Land Ltd.	16,000	$88,144
Suntec REIT	152,000	183,210
Wing Tai Holdings Ltd.	48,000	64,902
Yanlord Land Group Ltd.	48,000	63,790

		3,409,808

TOTAL COMMON STOCKS
(Cost: $24,445,043)		25,205,273

SHORT-TERM INVESTMENTS – 2.54%

MONEY MARKET FUNDS – 2.54%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[d,e,f]	563,503	563,503
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[d,e,f]	78,437	78,437
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[d,e]	2,098	2,098

		644,038

TOTAL SHORT-TERM INVESTMENTS
(Cost: $644,038)		644,038

TOTAL INVESTMENTS IN SECURITIES – 102.14% (Cost: $25,089,081)		25,849,311

Other Assets, Less Liabilities – (2.14)%		(541,709)

NET ASSETS – 100.00%		$25,307,602

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.80%

AUSTRIA – 2.09%
CA Immobilien Anlagen AGa	6,684	$100,286
conwert Immobilien Invest SE	6,534	98,808

		199,094

BELGIUM – 3.63%
Befimmo SCA	1,284	118,339
Cofinimmo SA	1,020	145,314
Intervest Offices NV	534	17,293
Leasinvest Real Estate SCA	114	10,618
Warehouses De Pauw SCA	714	38,951
Wereldhave Belgium NV	168	15,762

		346,277

FINLAND – 1.70%
Citycon OYJ	12,762	57,116
Sponda OYJ	15,900	80,000
Technopolis OYJ	4,410	25,131

		162,247

FRANCE – 29.20%
Affine SA	282	6,722
Fonciere des Regions	2,790	317,981
Gecina SA	1,428	173,073
Icade	1,566	171,950
Klepierre	7,266	282,267
Mercialys	3,522	140,004
ProLogis European Properties[a]	10,872	69,511
Societe de la Tour Eiffel	408	33,923
Societe Immobiliere de Location pour l’Industrie et le Commerce	996	133,533
Unibail-Rodamco SE	6,996	1,455,644

		2,784,608

GERMANY – 3.93%
Alstria Office REIT AG	2,388	33,224
Colonia Real Estate AGa	2,100	13,765
Deutsche EuroShop AG	3,378	129,396
Deutsche Wohnen AG Bearer[a]	6,288	75,965
DIC Asset AG	2,274	23,841
GAGFAH SA	6,894	60,443
PATRIZIA Immobilien AGa	1,884	9,592
TAG Immobilien AGa	3,414	28,566

		374,792

Security	Shares	Value

GREECE – 0.25%
Babis Vovos International Construction SAa	1,830	$6,206
Eurobank Properties Real Estate Investment Co.	1,482	12,359
Lamda Development SAa	918	5,104

		23,669

ITALY – 0.99%
Beni Stabili SpA	73,368	74,492
Immobiliare Grande Distribuzione SpA	9,756	19,526

		94,018

NETHERLANDS – 10.63%
Corio NV	6,966	511,018
Eurocommercial Properties NV	3,084	152,362
Nieuwe Steen Investments NV	3,030	62,476
VastNed Offices/Industrial NV	1,482	25,017
VastNed Retail NV	1,416	98,307
Wereldhave NV	1,626	165,114

		1,014,294

NORWAY – 0.75%
Norwegian Property ASA[a]	38,208	71,367

		71,367

SPAIN – 0.34%
Inmobiliaria Colonial SAa	265,284	32,816

		32,816

SWEDEN – 6.73%
Castellum AB	13,170	171,778
Fabege AB	12,588	131,236
Hufvudstaden AB Class A	11,652	129,733
Klovern AB	9,678	43,737
Kungsleden AB	10,458	82,669
Wihlborgs Fastigheter AB	2,940	82,438

		641,591

SWITZERLAND – 6.10%
Allreal Holding AG Registered	522	72,024
PSP Swiss Property AG Registered[a]	3,546	272,575
Swiss Prime Site AG Registered[a]	3,126	224,557
Zueblin Immobilien Holding AG Registered[a]	3,402	12,799

		581,955

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

October 31, 2010

Security	Shares	Value

UNITED KINGDOM – 33.46%
A&J Mucklow Group PLC	1,824	$8,617
Big Yellow Group PLC	9,990	53,059
British Land Co. PLC	66,894	544,911
Capital & Counties Properties PLC	47,556	113,517
Capital Shopping Centres Group PLC	48,120	295,735
CLS Holdings PLC[a]	1,872	15,863
Daejan Holdings PLC	366	14,957
Derwent London PLC	7,698	187,075
Development Securities PLC	9,528	35,798
F&C Commercial Property Trust Ltd.	21,054	30,800
Grainger PLC	23,574	40,140
Great Portland Estates PLC	23,934	132,208
Hammerson PLC	54,180	363,037
Helical Bar PLC	8,292	43,073
ING UK Real Estate Income Trust Ltd.	26,808	20,144
Invista Foundation Property Trust Ltd.	27,120	18,211
IRP Property Investments Ltd.	6,486	8,400
ISIS Property Trust Ltd.	4,596	7,366
Land Securities Group PLC	58,500	633,197
Minerva PLC[a]	12,612	18,047
Primary Health Properties PLC	4,818	25,035
Quintain Estates and Development PLC[a]	39,810	25,141
Safestore Holdings PLC	10,692	22,223
SEGRO PLC	56,232	266,475
Shaftesbury PLC	17,244	122,961
St. Modwen Properties PLC	11,328	29,340
Standard Life Investment Property Income Trust PLC	8,988	8,981
UK Commercial Property Trust Ltd.	27,840	34,562
UNITE Group PLC[a]	12,084	40,185
Workspace Group PLC	86,232	32,744

		3,191,802

TOTAL COMMON STOCKS
(Cost: $8,981,394)		9,518,530

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b,c]	497	$497

		497

TOTAL SHORT-TERM INVESTMENTS
(Cost: $497)		497

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $8,981,891)		9,519,027

Other Assets, Less Liabilities – 0.19%		18,544

NET ASSETS – 100.00%		$9,537,571

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.62%

AUSTRALIA – 14.27%
BGP Holdings PLC[a]	6,603,392	$918
Bunnings Warehouse Property Trust	352,824	644,988
CFS Retail Property Trust	1,731,058	3,156,016
Charter Hall Office REIT	409,924	1,052,736
Charter Hall Retail REIT	252,318	751,859
Commonwealth Property Office Fund	1,653,100	1,482,637
Dexus Property Group	4,018,192	3,269,064
FKP Property Group	747,982	689,182
Goodman Group	5,306,756	3,277,060
GPT Group	1,543,422	4,220,885
ING Industrial Fund	2,173,064	1,118,270
ING Office Fund	2,282,986	1,376,236
Mirvac Group	2,840,038	3,605,028
Stockland Corp. Ltd.	1,979,328	7,314,317
Westfield Group	1,914,668	23,234,258

		55,193,454

AUSTRIA – 0.56%
CA Immobilien Anlagen AGb	73,932	1,109,274
conwert Immobilien Invest SE	70,028	1,058,972

		2,168,246

BELGIUM – 0.96%
Befimmo SCA	14,030	1,293,065
Cofinimmo SA	10,736	1,529,502
Intervest Offices NV	5,612	181,743
Leasinvest Real Estate SCA	1,220	113,627
Warehouses De Pauw SCA	7,686	419,299
Wereldhave Belgium NV	1,830	171,688

		3,708,924

CANADA – 7.17%
Allied Properties Real Estate Investment Trust	32,696	721,651
Artis Real Estate Investment Trust	53,802	695,260
Boardwalk Real Estate Investment Trust	40,138	1,690,166
Brookfield Properties Corp.	312,564	5,412,124
Calloway Real Estate Investment Trust	75,030	1,769,575

Security	Shares	Value
Canadian Apartment Properties Real Estate Investment Trust	58,804	$1,007,226
Canadian Real Estate Investment Trust	54,534	1,717,585
Chartwell Seniors Housing Real Estate Investment Trust	106,750	980,850
Cominar Real Estate Investment Trust	50,874	1,084,372
Crombie Real Estate Investment Trust	28,914	363,414
Dundee Real Estate Investment Trust	33,916	973,552
Extendicare Real Estate Investment Trust	64,416	693,156
First Capital Realty Inc.	52,216	783,548
H&R Real Estate Investment Trust	119,804	2,404,086
InnVest Real Estate Investment Trust	76,250	513,279
Killam Properties Inc.	36,112	347,422
Morguard Real Estate Investment Trust	35,624	474,356
Northern Property Real Estate Investment Trust	19,398	515,641
Primaris Retail Real Estate Investment Trust	55,998	1,070,874
RioCan Real Estate Investment Trust	200,080	4,532,079

		27,750,216

FINLAND – 0.45%
Citycon OYJ	138,714	620,812
Sponda OYJ	168,848	849,548
Technopolis OYJ	50,264	286,434

		1,756,794

FRANCE – 7.83%
Affine SA	3,172	75,610
Fonciere des Regions	30,378	3,462,236
Gecina SA	15,738	1,907,435
Icade	17,324	1,902,212
Klepierre	79,544	3,090,103
Mercialys	37,088	1,474,291
ProLogis European Properties[b]	120,292	769,092
Societe de la Tour Eiffel	4,880	405,742

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2010

Security	Shares	Value
Societe Immobiliere de Location pour l’Industrie et le Commerce	10,858	$1,455,730
Unibail-Rodamco SE	75,762	15,763,655

		30,306,106

GERMANY – 1.05%
Alstria Office REIT AG	25,864	359,843
Colonia Real Estate AGb	27,816	182,328
Deutsche EuroShop AG	35,746	1,369,274
Deutsche Wohnen AG Bearer[b]	68,076	822,427
DIC Asset AGc	26,596	278,833
GAGFAH SA	77,104	676,009
PATRIZIA Immobilien AGb	24,766	126,089
TAG Immobilien AGb	29,402	246,012

		4,060,815

HONG KONG – 25.98%
Agile Property Holdings Ltd.[c]	1,220,000	1,605,201
Champion REIT[c]	2,074,000	1,142,368
China Overseas Land & Investment Ltd.	3,416,480	7,183,497
China Resources Land Ltd.	1,708,000	3,366,516
Country Garden Holdings Co. Ltd.	2,806,000	991,762
Hang Lung Properties Ltd.	1,708,000	8,361,209
Henderson Land Development Co. Ltd.	854,000	6,064,355
Hongkong Land Holdings Ltd. (The)	1,464,000	10,101,600
Hopson Development Holdings Ltd.[b,c]	488,000	545,768
Hysan Development Co. Ltd.	610,000	2,356,655
Kerry Properties Ltd.	610,000	3,383,512
KWG Property Holding Ltd.	976,493	773,405
Link REIT (The)[c]	1,830,000	5,641,810
New World China Land Ltd.[c]	1,400,800	518,594
New World Development Co. Ltd.	2,440,000	4,815,603
Shenzhen Investment Ltd.[c]	2,196,000	787,493
Shimao Property Holdings Ltd.[c]	1,159,000	1,916,642
Shui On Land Ltd.[c]	2,135,300	1,071,465
Sino Land Co. Ltd.	1,952,000	4,074,063
Soho China Ltd.	1,708,297	1,452,173
Sun Hung Kai Properties Ltd.	1,586,000	27,168,814
Wharf (Holdings) Ltd. (The)	1,098,000	7,209,241

		100,531,746

Security	Shares	Value

ISRAEL – 0.19%
Azrieli Group Ltd.[b]	28,792	$743,096

		743,096

ITALY – 0.27%
Beni Stabili SpA	798,612	810,848
Immobiliare Grande Distribuzione SpA	110,410	220,981

		1,031,829

JAPAN – 16.37%
AEON Mall Co. Ltd.	73,200	1,715,724
Daibiru Corp.	36,600	282,168
Japan Prime Realty Investment Corp.	488	1,211,064
Japan Real Estate Investment Corp.	366	3,521,415
Japan Retail Fund Investment Corp.	1,098	1,713,453
Kenedix Realty Investment Corp.	244	967,821
Mitsubishi Estate Co. Ltd.	864,000	15,124,022
Mitsui Fudosan Co. Ltd.	732,000	13,822,123
MORI TRUST Sogo REIT Inc.	122	1,107,163
Nippon Building Fund Inc.	488	4,773,979
Nomura Real Estate Holdings Inc.	61,000	935,258
Nomura Real Estate Office Fund Inc.	244	1,497,927
NTT Urban Development Corp.	976	894,212
ORIX JREIT Inc.	244	1,305,574
Premier Investment Corp.	122	564,184
Sumitomo Realty & Development Co. Ltd.	378,000	8,231,061
Tokyo Tatemono Co. Ltd.	244,000	984,482
Tokyu Land Corp.	366,000	1,667,561
TOKYU REIT Inc.	122	669,448
Top REIT Inc.	122	692,166
United Urban Investment Corp.	244	1,675,133

		63,355,938

NETHERLANDS – 2.82%
Corio NV	75,274	5,522,021
Eurocommercial Properties NV	33,306	1,645,450
Nieuwe Steen Investments NV	31,720	654,040
VastNed Offices/Industrial NV	15,616	263,603
VastNed Retail NV	15,006	1,041,800
Wereldhave NV	17,690	1,796,351

		10,923,265

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2010

Security	Shares	Value

NEW ZEALAND – 0.15%
Kiwi Income Property Trust	720,654	$578,714

		578,714

NORWAY – 0.21%
Norwegian Property ASA[b]	440,298	822,414

		822,414

SINGAPORE – 8.92%
Allgreen Properties Ltd.	610,000	560,865
Ascendas Real Estate Investment Trust	1,586,402	2,525,005
CapitaCommercial Trust	1,708,000	1,966,328
CapitaLand Ltd.	2,684,000	8,067,035
CapitaMall Trust Management Ltd.	1,952,400	2,986,867
CapitaMalls Asia Ltd.	1,220,000	2,017,230
CDL Hospitality Trusts	610,000	1,008,615
City Developments Ltd.	610,000	5,995,132
Global Logistic Properties Ltd.[b]	1,464,000	2,624,284
Keppel Land Ltd.	610,000	2,087,927
Mapletree Logistics Trust[c]	1,311,210	911,794
Singapore Land Ltd.	122,000	672,096
Suntec REIT	1,464,000	1,764,605
Wing Tai Holdings Ltd.	488,000	659,842
Yanlord Land Group Ltd.	488,000	648,530

		34,496,155

SPAIN – 0.10%
Inmobiliaria Colonial SAb	3,105,704	384,179

		384,179

SWEDEN – 1.82%
Castellum AB	144,570	1,885,640
Fabege AB	139,812	1,457,613
Hufvudstaden AB Class A	128,222	1,427,621
Klovern AB	100,162	452,654
Kungsleden AB	116,388	920,036
Wihlborgs Fastigheter AB	31,354	879,167

		7,022,731

SWITZERLAND – 1.57%
Allreal Holding AG Registered	4,880	673,326
PSP Swiss Property AG Registered[b]	37,576	2,888,404
Swiss Prime Site AG Registered[b]	32,940	2,366,254

Security	Shares	Value
Zueblin Immobilien Holding AG Registered[b]	33,794	$127,136

		6,055,120

UNITED KINGDOM – 8.93%
A&J Mucklow Group PLC	11,834	55,909
Big Yellow Group PLC	111,142	590,299
British Land Co. PLC	724,558	5,902,168
Capital & Counties Properties PLC	497,261	1,186,966
Capital Shopping Centres Group PLC	523,136	3,215,083
CLS Holdings PLC[b]	19,276	163,338
Daejan Holdings PLC	4,514	184,466
Derwent London PLC	83,692	2,033,863
Development Securities PLC	107,848	405,205
F&C Commercial Property Trust Ltd.	203,739	298,050
Grainger PLC	269,132	458,257
Great Portland Estates PLC	260,592	1,439,473
Hammerson PLC	589,504	3,950,014
Helical Bar PLC	96,380	500,646
ING UK Real Estate Income Trust Ltd.	292,922	220,112
Invista Foundation Property Trust Ltd.	295,484	198,416
IRP Property Investments Ltd.	32,574	42,184
ISIS Property Trust Ltd.	24,278	38,913
Land Securities Group PLC	634,644	6,869,309
Minerva PLC[b]	147,742	211,408
Primary Health Properties PLC	50,508	262,445
Quintain Estates and Development PLC[b]	462,868	292,313
Safestore Holdings PLC	114,314	237,595
SEGRO PLC	614,514	2,912,086
Shaftesbury PLC	186,660	1,331,007
St. Modwen Properties PLC	129,198	334,630
Standard Life Investment Property Income Trust PLC	59,170	59,126
UK Commercial Property Trust Ltd.	282,796	351,082
UNITE Group PLC[b]	138,104	459,266
Workspace Group PLC	965,996	366,803

		34,570,432

TOTAL COMMON STOCKS
(Cost: $321,278,918)		385,460,174

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS – 1.41%

MONEY MARKET FUNDS – 1.41%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[d,e,f]	4,746,150	$4,746,150
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[d,e,f]	660,637	660,637
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[d,e]	55,221	55,221

		5,462,008

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,462,008)		5,462,008

TOTAL INVESTMENTS IN SECURITIES – 101.03%
(Cost: $326,740,926)		390,922,182

Other Assets, Less Liabilities – (1.03)%		(4,006,685)

NET ASSETS – 100.00%		$386,915,497

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.81%

CANADA – 9.96%
Allied Properties Real Estate Investment Trust	1,145	$25,272
Artis Real Estate Investment Trust	2,202	28,455
Boardwalk Real Estate Investment Trust	1,435	60,426
Brookfield Properties Corp.	11,060	191,507
Calloway Real Estate Investment Trust	2,721	64,174
Canadian Apartment Properties Real Estate Investment Trust	2,020	34,600
Canadian Real Estate Investment Trust	1,950	61,417
Chartwell Seniors Housing Real Estate
Investment Trust	3,775	34,686
Cominar Real Estate Investment Trust	1,805	38,473
Crombie Real Estate Investment Trust	1,040	13,072
Dundee Real Estate Investment Trust	1,213	34,819
Extendicare Real Estate Investment Trust	2,330	25,072
First Capital Realty Inc.	1,903	28,556
H&R Real Estate Investment Trust	4,225	84,782
InnVest Real Estate Investment Trust	2,615	17,603
Killam Properties Inc.	1,295	12,459
Morguard Real Estate Investment Trust	1,245	16,578
Northern Property Real Estate Investment Trust	670	17,810
Primaris Retail Real Estate Investment Trust	2,010	38,438
RioCan Real Estate Investment Trust	7,165	162,297

		990,496

UNITED STATES – 89.85%
Acadia Realty Trust	1,180	22,514
Agree Realty Corp.	291	7,421
Alexander’s Inc.	60	22,550
Alexandria Real Estate Equities Inc.	1,620	119,038
AMB Property Corp.	4,945	139,400
American Campus Communities Inc.	1,960	61,995
Apartment Investment and Management Co. Class A	3,450	80,419
Ashford Hospitality Trust Inc.[a,b]	1,518	15,408
Associated Estates Realty Corp.	1,180	16,390
AvalonBay Communities Inc.	2,505	266,307

Security	Shares	Value
BioMed Realty Trust Inc.	3,775	$69,271
Boston Properties Inc.	4,075	351,224
Brandywine Realty Trust	3,870	46,324
BRE Properties Inc. Class A	1,875	80,494
Camden Property Trust[b]	1,970	97,692
CapLease Inc.	1,720	10,079
CBL & Associates Properties Inc.	4,060	63,661
Cedar Shopping Centers Inc.	1,850	11,674
Cogdell Spencer Inc.	1,500	9,855
Colonial Properties Trust[b]	2,100	37,653
CommonWealth REIT	2,120	53,954
Corporate Office Properties Trust	1,740	61,753
Corrections Corp. of America[a]	3,255	83,556
Cousins Properties Inc.	2,990	22,156
DCT Industrial Trust Inc.	6,265	31,388
Developers Diversified Realty Corp.	7,335	94,621
DiamondRock Hospitality Co.[a]	4,545	48,086
Digital Realty Trust Inc.[b]	2,570	153,506
Douglas Emmett Inc.	2,705	48,528
Duke Realty Corp.	7,395	92,216
DuPont Fabros Technology Inc.	1,726	43,323
EastGroup Properties Inc.	796	32,222
Education Realty Trust Inc.	1,660	12,450
Entertainment Properties Trust	1,370	63,335
Equity Lifestyle Properties Inc.	910	51,797
Equity One Inc.[b]	1,360	25,432
Equity Residential	8,295	403,386
Essex Property Trust Inc.	885	99,970
Extra Space Storage Inc.	2,585	41,877
Federal Realty Investment Trust	1,795	147,154
FelCor Lodging Trust Inc.[a,b]	2,890	17,774
First Industrial Realty Trust Inc.[a]	1,845	13,524
First Potomac Realty Trust	1,132	18,655
Forest City Enterprises Inc. Class Aa,b	3,995	58,287
Franklin Street Properties Corp.	2,340	31,239
Getty Realty Corp.	670	19,102
Glimcher Realty Trust	2,480	18,625
Government Properties Income Trust	905	24,154
HCP Inc.	9,125	328,591
Health Care REIT Inc.	3,675	187,792
Healthcare Realty Trust Inc.	1,885	45,504
Hersha Hospitality Trust	4,973	30,335
Highwoods Properties Inc.	2,107	69,805
Home Properties Inc.	1,105	60,167

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

October 31, 2010

Security	Shares	Value
Hospitality Properties Trust	3,640	$83,028
Host Hotels & Resorts Inc.	19,230	305,565
Inland Real Estate Corp.	2,530	21,986
Investors Real Estate Trust	2,270	19,976
Kilroy Realty Corp.	1,540	52,622
Kimco Realty Corp.	11,945	205,812
Kite Realty Group Trust	1,881	8,991
LaSalle Hotel Properties	2,045	48,446
Lexington Realty Trust	3,945	30,692
Liberty Property Trust	3,325	111,254
LTC Properties Inc.	710	19,774
Macerich Co. (The)	3,825	170,633
Mack-Cali Realty Corp.	2,340	78,577
Medical Properties Trust Inc.	3,275	36,647
Mid-America Apartment Communities Inc.	965	58,894
National Health Investors Inc.	815	37,734
National Healthcare Corp.	305	11,105
National Retail Properties Inc.	2,465	66,801
Nationwide Health Properties Inc.	3,645	148,825
Omega Healthcare Investors Inc.[b]	2,800	64,400
Orient-Express Hotels Ltd. Class Aa	2,677	33,891
Parkway Properties Inc.	646	10,052
Pennsylvania Real Estate Investment Trust	1,620	23,117
Piedmont Office Realty Trust Inc. Class A	2,060	38,872
Post Properties Inc.	1,435	43,681
ProLogis	13,945	190,349
PS Business Parks Inc.	535	31,704
Public Storage	3,755	372,571
Ramco-Gershenson Properties Trust	1,115	12,912
Realty Income Corp.	3,070	105,240
Regency Centers Corp.	2,400	101,232
Saul Centers Inc.	406	17,328
Senior Housing Properties Trust[b]	3,750	89,587
Simon Property Group Inc.	8,536	819,627
SL Green Realty Corp.	2,287	150,302
Sovran Self Storage Inc.	811	31,686
Strategic Hotels & Resorts Inc.[a]	4,430	20,157
Sun Communities Inc.	565	18,425
Sunstone Hotel Investors Inc.[a]	2,897	31,432
Tanger Factory Outlet Centers Inc.	1,191	57,073
Taubman Centers Inc.	1,210	56,168

Security	Shares	Value
U-Store-It Trust	2,730	$23,505
UDR Inc.[b]	5,367	120,650
Universal Health Realty Income Trust[b]	291	10,811
Urstadt Biddle Properties Inc. Class A	612	11,757
Ventas Inc.[b]	4,605	246,644
Vornado Realty Trust[b]	5,355	467,973
Washington Real Estate Investment Trust	1,835	58,775
Weingarten Realty Investors	3,515	84,817
Winthrop Realty Trust	578	7,861

		8,933,594

TOTAL COMMON STOCKS
(Cost: $9,160,429)		9,924,090

SHORT-TERM INVESTMENTS – 9.45%

MONEY MARKET FUNDS – 9.45%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[c,d,e]	814,564	814,564
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	113,383	113,383
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	11,085	11,085

		939,032

TOTAL SHORT-TERM INVESTMENTS
(Cost: $939,032)		939,032

TOTAL INVESTMENTS
IN SECURITIES – 109.26%
(Cost: $10,099,461)		10,863,122

Other Assets, Less Liabilities – (9.26)%		(920,398)

NET ASSETS – 100.00%		$9,942,724

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.85%

REAL ESTATE OPERATING/ DEVELOPMENT – 0.34%
Terreno Realty Corp.[a]	1,719	$31,148

		31,148

REITs - DIVERSIFIED – 12.72%
CapLease Inc.	10,433	61,137
Duke Realty Corp.	32,465	404,838
Gladstone Commercial Corp.	1,570	29,328
Liberty Property Trust	13,174	440,802
Mission West Properties Inc.	3,948	26,452
PS Business Parks Inc.[b]	3,395	201,188

		1,163,745

REITs - OFFICE PROPERTY – 65.49%
Alexandria Real Estate Equities Inc.	6,422	471,889
BioMed Realty Trust Inc.	23,708	435,042
Boston Properties Inc.	16,078	1,385,762
Brandywine Realty Trust	24,213	289,830
CommonWealth REIT	13,306	338,638
Corporate Office Properties Trust	10,306	365,760
Douglas Emmett Inc.	17,013	305,213
Franklin Street Properties Corp.	14,730	196,645
Government Properties Income Trust	5,703	152,213
Highwoods Properties Inc.	11,167	369,963
Hudson Pacific Properties Inc.	3,080	49,280
Kilroy Realty Corp.	9,679	330,731
Mack-Cali Realty Corp.	11,883	399,031
Parkway Properties Inc.	4,036	62,800
Piedmont Office Realty Trust Inc. Class A	12,935	244,083
SL Green Realty Corp.	9,012	592,269

		5,989,149

REITs - WAREHOUSE/INDUSTRIAL – 21.30%
AMB Property Corp.	19,521	550,297
DCT Industrial Trust Inc.	39,040	195,590
EastGroup Properties Inc.	4,994	202,157
First Industrial Realty Trust Inc.[a,b]	11,577	84,860
First Potomac Realty Trust	7,048	116,151
Monmouth Real Estate Investment
Corp. Class A	6,245	51,334

Security	Shares	Value
ProLogis	54,746	$747,283

		1,947,672

TOTAL COMMON STOCKS (Cost: $8,032,819)		9,131,714

SHORT-TERM INVESTMENTS – 2.01%

MONEY MARKET FUNDS – 2.01%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[c,d,e]	142,943	142,943
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	19,897	19,897
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	21,250	21,250

		184,090

TOTAL SHORT-TERM INVESTMENTS
(Cost: $184,090)		184,090

TOTAL INVESTMENTS IN SECURITIES – 101.86% (Cost: $8,216,909)		9,315,804

Other Assets, Less Liabilities – (1.86)%		(170,606)

NET ASSETS – 100.00%		$9,145,198

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.85%

COMMERCIAL BANKS – 0.50%
Bank Mutual Corp.	29,633	$142,831
TrustCo Bank Corp. NY	50,498	272,184

		415,015

FINANCE - CONSUMER LOANS – 0.67%
Ocwen Financial Corp.[a]	65,032	561,226

		561,226

FINANCIAL GUARANTEE INSURANCE – 2.47%
MGIC Investment Corp.[a]	130,394	1,150,075
PMI Group Inc. (The)[a]	71,972	241,106
Radian Group Inc.	86,625	657,484

		2,048,665

INVESTMENT MANAGEMENT/ADVISORY SERVICES – 0.52%
Altisource Portfolio Solutions SAa	16,489	431,352

		431,352

PROPERTY/CASUALTY INSURANCE – 2.42%
Fidelity National Financial Inc. Class A	149,846	2,006,438

		2,006,438

REITs - MORTGAGE – 69.31%
American Capital Agency Corp.[b]	125,623	3,607,893
Annaly Capital Management Inc.[b]	1,012,343	17,928,594
Anworth Mortgage Asset Corp.	286,299	2,006,956
Apollo Commercial Real Estate Finance Inc.	42,256	688,350
Capstead Mortgage Corp.	169,015	1,926,771
Chimera Investment Corp.	2,061,428	8,451,855
Colony Financial Inc.	35,230	667,961
CreXus Investment Corp.	32,799	414,907
Cypress Sharpridge Investments Inc.	107,755	1,404,048
Dynex Capital Inc.	43,830	465,475
Hatteras Financial Corp.	110,937	3,248,235
Invesco Mortgage Capital Inc.	91,693	1,979,652
iStar Financial Inc.[a]	226,672	1,035,891
MFA Financial Inc.	654,515	5,177,214
PennyMac Mortgage Investment Trust[c]	40,287	695,354
RAIT Financial Trust[a]	215,756	362,470
Redwood Trust Inc.	186,631	2,646,428
Resource Capital Corp.	125,916	797,048

Security	Shares	Value
Starwood Property Trust Inc.	114,631	$2,316,692
Two Harbors Investment Corp.	62,808	579,090
Walter Investment Management Corp.	61,645	1,129,336

		57,530,220

SAVINGS & LOANS/THRIFTS – 23.96%
Astoria Financial Corp.	63,217	785,155
Beneficial Mutual Bancorp Inc.[a]	21,506	157,854
Brookline Bancorp Inc.	38,607	376,032
Capitol Federal Financial	14,550	340,470
Dime Community Bancshares Inc.	22,514	328,479
First Niagara Financial Group Inc.	136,133	1,613,176
Flushing Financial Corp.	20,421	268,536
Hudson City Bancorp Inc.	291,150	3,391,897
Investors Bancorp Inc.[a]	37,514	450,168
Kearny Financial Corp.	13,525	118,073
New York Community Bancorp Inc.	275,306	4,660,931
NewAlliance Bancshares Inc.	68,995	889,346
Northwest Bancshares Inc.	71,590	811,831
Oritani Financial Corp.	15,843	168,094
People’s United Financial Inc.	243,833	3,001,584
Provident Financial Services Inc.	39,343	497,296
Provident New York Bancorp	25,384	225,156
TFS Financial Corp.	80,384	703,360
Washington Federal Inc.	73,050	1,097,942

		19,885,380

TOTAL COMMON STOCKS
(Cost: $76,730,343)		82,878,296

SHORT-TERM INVESTMENTS – 6.27%

MONEY MARKET FUNDS – 6.27%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[c,d,e]	4,492,824	4,492,824
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	625,376	625,376

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

October 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	86,187	$86,187

		5,204,387

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,204,387)		5,204,387

TOTAL INVESTMENTS IN SECURITIES – 106.12% (Cost: $81,934,730)		88,082,683

Other Assets, Less Liabilities – (6.12)%		(5,075,893)

NET ASSETS – 100.00%		$83,006,790

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.86%

REAL ESTATE OPERATING/ DEVELOPMENT – 3.79%
Plum Creek Timber Co. Inc.	27,207	$1,002,306
Rayonier Inc.[a]	13,284	693,425

		1,695,731

REITs - APARTMENTS – 16.08%
Apartment Investment and Management Co. Class A	19,540	455,477
AvalonBay Communities Inc.	14,230	1,512,791
BRE Properties Inc. Class A	10,654	457,376
Camden Property Trust[a]	11,206	555,706
Equity Residential	47,093	2,290,133
Essex Property Trust Inc.	5,036	568,867
Home Properties Inc.	6,279	341,892
Mid-America Apartment Communities Inc.[a]	5,477	334,261
UDR Inc.[a]	30,407	683,549

		7,200,052

REITs - DIVERSIFIED – 11.21%
Digital Realty Trust Inc.[a]	14,592	871,580
Duke Realty Corp.	42,006	523,815
Liberty Property Trust	18,844	630,520
Vornado Realty Trust[a]	30,390	2,655,782
Washington Real Estate Investment Trust	10,462	335,098

		5,016,795

REITs - HEALTH CARE – 14.08%
HCP Inc.[a]	51,797	1,865,210
Health Care REIT Inc.	20,827	1,064,260
Healthcare Realty Trust Inc.[a]	10,650	257,091
Nationwide Health Properties Inc.	20,685	844,568
Omega Healthcare Investors Inc.[a]	15,829	364,067
Senior Housing Properties Trust	21,229	507,161
Ventas Inc.[a]	26,152	1,400,701

		6,303,058

REITs - HOTELS – 4.92%
Hospitality Properties Trust[a]	20,631	470,593
Host Hotels & Resorts Inc.[a]	109,131	1,734,092

		2,204,685

REITs - MORTGAGE – 6.28%
Annaly Capital Management Inc.	103,547	1,833,817

Security	Shares	Value
Chimera Investment Corp.	147,637	$605,312
MFA Financial Inc.	46,830	370,425

		2,809,554

REITs - OFFICE PROPERTY – 11.82%
Alexandria Real Estate Equities Inc.	9,223	677,706
Boston Properties Inc.	23,145	1,994,867
Corporate Office Properties Trust	9,849	349,541
Douglas Emmett Inc.	15,404	276,348
Highwoods Properties Inc.	11,957	396,135
Kilroy Realty Corp.	8,757	299,227
Mack-Cali Realty Corp.	13,243	444,700
SL Green Realty Corp.	13,008	854,886

		5,293,410

REITs - OUTLET CENTERS – 1.62%
Alexander’s Inc.	342	128,537
Realty Income Corp.	17,431	597,535

		726,072

REITs - REGIONAL MALLS – 13.27%
Macerich Co. (The)	21,737	969,687
Simon Property Group Inc.	48,439	4,651,113
Taubman Centers Inc.	6,850	317,977

		5,938,777

REITs - SHOPPING CENTERS – 7.88%
Equity One Inc.	7,731	144,570
Federal Realty Investment Trust	10,181	834,638
Kimco Realty Corp.	67,815	1,168,453
Regency Centers Corp.	13,630	574,913
Tanger Factory Outlet Centers Inc.	6,737	322,837
Weingarten Realty Investors	20,000	482,600

		3,528,011

REITs - STORAGE – 4.73%
Public Storage	21,323	2,115,668

		2,115,668

REITs - WAREHOUSE/INDUSTRIAL – 4.18%
AMB Property Corp.	28,099	792,111
ProLogis	79,080	1,079,442

		1,871,553

TOTAL COMMON STOCKS
(Cost: $42,419,354)		44,703,366

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

October 31, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 11.17%

MONEY MARKET FUNDS – 11.17%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.28%[b,c,d]	4,325,450	$4,325,450
BlackRock Cash Funds: Prime,
SL Agency Shares 0.26%[b,c,d]	602,078	602,078
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[b,c]	71,214	71,214

		4,998,742

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,998,742)		4,998,742

TOTAL INVESTMENTS IN SECURITIES – 111.03% (Cost: $47,418,096)		49,702,108

Other Assets, Less Liabilities – (11.03)%		(4,937,701)

NET ASSETS – 100.00%		$44,764,407

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.82%

REITs - APARTMENTS – 45.58%
American Campus Communities Inc.[a]	46,024	$1,455,739
Apartment Investment and Management Co. Class A	80,646	1,879,858
Associated Estates Realty Corp.	27,724	385,086
AvalonBay Communities Inc.	41,601	4,422,602
BRE Properties Inc. Class Aa	43,969	1,887,589
Camden Property Trust[a]	46,229	2,292,496
Education Realty Trust Inc.[a]	39,291	294,683
Equity Residential	137,698	6,696,254
Essex Property Trust Inc.	20,776	2,346,857
Home Properties Inc.	25,877	1,409,003
Mid-America Apartment Communities Inc.[a]	22,635	1,381,414
Post Properties Inc.	33,561	1,021,597
UDR Inc.[a]	125,543	2,822,207

		28,295,385

REITs - DIVERSIFIED – 1.42%
Colonial Properties Trust	49,168	881,582

		881,582

REITs - HEALTH CARE – 36.55%
Cogdell Spencer Inc.	34,464	226,429
HCP Inc.	151,444	5,453,498
Health Care REIT Inc.	57,581	2,942,389
Healthcare Realty Trust Inc.[a]	43,923	1,060,301
LTC Properties Inc.[a]	16,423	457,381
Medical Properties Trust Inc.	76,757	858,911
National Health Investors Inc.[a]	19,161	887,154
Nationwide Health Properties Inc.	68,545	2,798,692
Omega Healthcare Investors Inc.[a]	65,409	1,504,407
Senior Housing Properties Trust	87,625	2,093,361
Universal Health Realty Income Trust	8,446	313,769
Ventas Inc.	76,454	4,094,876

		22,691,168

REITs - MANUFACTURED HOMES – 2.65%
Equity Lifestyle Properties Inc.[a]	21,210	1,207,273
Sun Communities Inc.	13,357	435,572

		1,642,845

Security	Shares	Value
REITs - STORAGE – 13.62%
Extra Space Storage Inc.	60,354	$977,735
Public Storage	62,346	6,185,970
Sovran Self Storage Inc.	18,975	741,353
U-Store-It Trust	64,083	551,755

		8,456,813

TOTAL COMMON STOCKS
(Cost: $49,102,493)		61,967,793

SHORT-TERM INVESTMENTS – 13.81%

MONEY MARKET FUNDS – 13.81%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[b,c,d]	7,420,242	7,420,242
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c,d]	1,032,856	1,032,856
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b,c]	119,738	119,738

		8,572,836

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,572,836)		8,572,836

TOTAL INVESTMENTS IN SECURITIES – 113.63% (Cost: $57,675,329)		70,540,629

Other Assets, Less Liabilities – (13.63)%		(8,463,510)

NET ASSETS – 100.00%		$62,077,119

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

October 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.80%

REITs - OUTLET CENTERS – 12.41%
Agree Realty Corp.	2,205	$56,227
Alexander’s Inc.	459	172,511
Getty Realty Corp.	5,074	144,660
National Retail Properties Inc.[a]	18,403	498,721
Realty Income Corp.[a]	13,679	468,916

		1,341,035

REITs - REGIONAL MALLS – 42.95%
CBL & Associates Properties Inc.	31,112	487,836
Glimcher Realty Trust	19,198	144,177
Macerich Co. (The)	24,930	1,112,128
Pennsylvania Real Estate Investment Trust	12,492	178,261
Simon Property Group Inc.	23,848	2,289,885
Taubman Centers Inc.	9,241	428,967

		4,641,254

REITs - SHOPPING CENTERS – 44.44%
Acadia Realty Trust	9,056	172,788
Cedar Shopping Centers Inc.	14,373	90,694
Developers Diversified Realty Corp.[a]	39,610	510,969
Equity One Inc.[a]	10,440	195,228
Excel Trust Inc.	3,521	40,386
Federal Realty Investment Trust	5,642	462,531
Inland Real Estate Corp.	19,291	167,639
Kimco Realty Corp.	77,787	1,340,270
Kite Realty Group Trust	14,231	68,024
Ramco-Gershenson Properties Trust	8,574	99,287
Regency Centers Corp.	11,435	482,328
Saul Centers Inc.	3,091	131,924
Tanger Factory Outlet Centers Inc.	9,089	435,545
Urstadt Biddle Properties Inc. Class A	4,699	90,268
Weingarten Realty Investors	21,357	515,344

		4,803,225

TOTAL COMMON STOCKS
(Cost: $9,829,416)		10,785,514

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.34%

MONEY MARKET FUNDS – 5.34%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.28%[b,c,d]	495,433	$495,433
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c,d]	68,961	68,961
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b,c]	12,559	12,559

		576,953

TOTAL SHORT-TERM INVESTMENTS
(Cost: $576,953)		576,953

TOTAL INVESTMENTS IN SECURITIES – 105.14% (Cost: $10,406,369)		11,362,467

Other Assets, Less Liabilities – (5.14)%		(555,104)

NET ASSETS – 100.00%		$10,807,363

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2010

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund	iShares FTSE EPRA/NAREIT Developed Europe Index Fund	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$24,445,043	$8,981,394	$321,278,918
Affiliated issuers (Note 2)	644,038	497	5,462,008

Total cost of investments	$25,089,081	$8,981,891	$326,740,926

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$25,205,273	$9,518,530	$385,460,174
Affiliated issuers (Note 2)	644,038	497	5,462,008

Total fair value of investments	25,849,311	9,519,027	390,922,182
Foreign currencies, at value[b]	14,492	10,290	420,031
Receivables:
Dividends and interest	96,119	12,120	1,134,237

Total Assets	25,959,922	9,541,437	392,476,450

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	641,940	–	5,406,787
Investment advisory fees (Note 2)	10,380	3,866	154,166

Total Liabilities	652,320	3,866	5,560,953

NET ASSETS	$25,307,602	$9,537,571	$386,915,497

Net assets consist of:
Paid-in capital	$28,579,656	$10,521,745	$370,924,995
Undistributed (distributions in excess of) net investment income	(797,506)	149,826	(12,289,080)
Accumulated net realized loss	(3,236,981)	(1,671,360)	(35,929,875)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	762,433	537,360	64,209,457

NET ASSETS	$25,307,602	$9,537,571	$386,915,497

Shares outstanding[c]	800,000	300,000	12,200,000

Net asset value per share	$31.63	$31.79	$31.71

[a]	Securities on loan with values of $607,924, $ – and $5,032,326, respectively. See Note 5.
[b]	Cost of foreign currencies: $14,458, $10,222 and $414,657, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2010

	iShares FTSE EPRA/NAREIT North America Index Fund	iShares FTSE NAREIT Industrial/Office Capped Index Fund	iShares FTSE NAREIT Mortgage Plus Capped Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$9,160,429	$8,032,819	$75,997,878
Affiliated issuers (Note 2)	939,032	184,090	5,936,852

Total cost of investments	$10,099,461	$8,216,909	$81,934,730

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$9,924,090	$9,131,714	$82,182,942
Affiliated issuers (Note 2)	939,032	184,090	5,899,741

Total fair value of investments	10,863,122	9,315,804	88,082,683
Foreign currencies, at value[b]	1,369	–	–
Receivables:
Investment securities sold	11,732	4,909	–
Dividends and interest	12,339	11,864	74,244

Total Assets	10,888,562	9,332,577	88,156,927

LIABILITIES
Payables:
Investment securities purchased	14,254	20,839	–
Collateral for securities on loan (Note 5)	927,947	162,840	5,118,200
Investment advisory fees (Note 2)	3,637	3,700	31,937

Total Liabilities	945,838	187,379	5,150,137

NET ASSETS	$9,942,724	$9,145,198	$83,006,790

Net assets consist of:
Paid-in capital	$9,423,827	$9,496,102	$103,358,995
Distributions in excess of net investment income	(37,114)	(8,913)	(101,442)
Accumulated net realized loss	(207,712)	(1,440,886)	(26,398,716)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	763,723	1,098,895	6,147,953

NET ASSETS	$9,942,724	$9,145,198	$83,006,790

Shares outstanding[c]	250,000	350,000	5,650,000

Net asset value per share	$39.77	$26.13	$14.69

[a]	Securities on loan with values of $906,838, $159,360 and $4,992,589, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,351, $ – and $ –, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2010

	iShares FTSE NAREIT Real Estate 50 Index Fund	iShares FTSE NAREIT Residential Plus Capped Index Fund	iShares FTSE NAREIT Retail Capped Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$42,419,354	$49,102,493	$9,829,416
Affiliated issuers (Note 2)	4,998,742	8,572,836	576,953

Total cost of investments	$47,418,096	$57,675,329	$10,406,369

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$44,703,366	$61,967,793	$10,785,514
Affiliated issuers (Note 2)	4,998,742	8,572,836	576,953

Total fair value of investments	49,702,108	70,540,629	11,362,467
Receivables:
Dividends and interest	34,320	98,783	13,630

Total Assets	49,736,428	70,639,412	11,376,097

LIABILITIES
Payables:
Investment securities purchased	26,306	83,979	–
Collateral for securities on loan (Note 5)	4,927,528	8,453,098	564,394
Investment advisory fees (Note 2)	18,187	25,216	4,340

Total Liabilities	4,972,021	8,562,293	568,734

NET ASSETS	$44,764,407	$62,077,119	$10,807,363

Net assets consist of:
Paid-in capital	$47,060,392	$48,487,779	$11,173,493
Distributions in excess of net investment income	(121,645)	(163,952)	(14,691)
Undistributed net realized gain (accumulated net realized loss)	(4,458,352)	887,992	(1,307,537)
Net unrealized appreciation	2,284,012	12,865,300	956,098

NET ASSETS	$44,764,407	$62,077,119	$10,807,363

Shares outstanding[b]	1,350,000	1,600,000	400,000

Net asset value per share	$33.16	$38.80	$27.02

[a]	Securities on loan with values of $4,807,328, $8,256,229 and $551,928, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund	iShares FTSE EPRA/NAREIT Developed Europe Index Fund	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$360,473	$391,948	$8,031,953
Interest from affiliated issuers (Note 2)	9	2	137
Securities lending income from affiliated issuers (Note 2)	2,132	11	25,280

Total investment income	362,614	391,961	8,057,370

EXPENSES
Investment advisory fees (Note 2)	55,669	19,420	774,962

Total expenses	55,669	19,420	774,962

Net investment income	306,945	372,541	7,282,408

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(441,744)	(254,894)	(3,589,624)
In-kind redemptions	748,189	–	–
Foreign currency transactions	9,086	(4,607)	27,143

Net realized gain (loss)	315,531	(259,501)	(3,562,481)

Net change in unrealized appreciation/depreciation on:
Investments	2,032,861	1,445,318	39,542,402
Translation of assets and liabilities in foreign currencies	2,781	541	40,779

Net change in unrealized appreciation/depreciation	2,035,642	1,445,859	39,583,181

Net realized and unrealized gain	2,351,173	1,186,358	36,020,700

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,658,118	$1,558,899	$43,303,108

[a]	Net of foreign withholding tax of $15,157, $9,484 and $337,103, respectively.

See notes to financial statements.

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares FTSE EPRA/NAREIT North America Index Fund	iShares FTSE NAREIT Industrial/Office Capped Index Fund	iShares FTSE NAREIT Mortgage Plus Capped Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$136,939	$153,851	$3,311,674
Dividends from affiliated issuers (Note 2)	–	–	11,850
Interest from affiliated issuers (Note 2)	10	8	75
Securities lending income from affiliated issuers (Note 2)	838	280	10,715

Total investment income	137,787	154,139	3,334,314

EXPENSES
Investment advisory fees (Note 2)	20,741	21,072	156,027

Total expenses	20,741	21,072	156,027

Net investment income	117,046	133,067	3,178,287

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(153,386)	(58,203)	(1,371,160)
Investments in affiliated issuers (Note 2)	–	–	(18,825)
In-kind redemptions	818,374	450,057	412,309
Foreign currency transactions	(480)	—	–

Net realized gain (loss)	664,508	391,854	(977,676)

Net change in unrealized appreciation/depreciation on:
Investments	(181,096)	(529,411)	(1,197,022)
Translation of assets and liabilities in foreign currencies	121	–	–

Net change in unrealized appreciation/depreciation	(180,975)	(529,411)	(1,197,022)

Net realized and unrealized gain (loss)	483,533	(137,557)	(2,174,698)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$600,579	$(4,490)	$1,003,589

[a]	Net of foreign withholding tax of $3,733, $ – and $ –, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2010

	iShares FTSE NAREIT Real Estate 50 Index Fund	iShares FTSE NAREIT Residential Plus Capped Index Fund	iShares FTSE NAREIT Retail Capped Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$711,112	$758,957	$137,999
Interest from affiliated issuers (Note 2)	36	45	7
Securities lending income from affiliated issuers (Note 2)	6,551	3,329	3,551

Total investment income	717,699	762,331	141,557

EXPENSES
Investment advisory fees (Note 2)	95,291	122,129	21,032

Total expenses	95,291	122,129	21,032

Net investment income	622,408	640,202	120,525

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(839,172)	(34,506)	(68,270)
In-kind redemptions	668,904	6,635,085	329,535

Net realized gain (loss)	(170,268)	6,600,579	261,265

Net change in unrealized appreciation/depreciation	1,984,433	(2,369,303)	(20,130)

Net realized and unrealized gain	1,814,165	4,231,276	241,135

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,436,573	$4,871,478	$361,660

See notes to financial statements.

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund		iShares FTSE EPRA/NAREIT Developed Europe Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$306,945	$536,621	$372,541	$201,926
Net realized gain (loss)	315,531	(1,945,938)	(259,501)	(141,956)
Net change in unrealized appreciation/depreciation	2,035,642	7,006,750	1,445,859	1,157,436

Net increase in net assets resulting from operations	2,658,118	5,597,433	1,558,899	1,217,406

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(642,026)	(994,424)	(220,373)	(226,446)

Total distributions to shareholders	(642,026)	(994,424)	(220,373)	(226,446)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,931,491	8,460,098	–	6,974,071
Cost of shares redeemed	(3,015,122)	–	–	(2,922,433)

Net increase (decrease) in net assets from capital share transactions	(83,631)	8,460,098	–	4,051,638

INCREASE IN NET ASSETS	1,932,461	13,063,107	1,338,526	5,042,598

NET ASSETS
Beginning of period	23,375,141	10,312,034	8,199,045	3,156,447

End of period	$25,307,602	$23,375,141	$9,537,571	$8,199,045

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(797,506)	$(462,425)	$149,826	$(2,342)

SHARES ISSUED AND REDEEMED
Shares sold	100,000	300,000	–	250,000
Shares redeemed	(100,000)	–	–	(100,000)

Net increase in shares outstanding	–	300,000	–	150,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund		iShares FTSE EPRA/NAREIT North America Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,282,408	$9,019,003	$117,046	$171,701
Net realized gain (loss)	(3,562,481)	(5,459,678)	664,508	(431,268)
Net change in unrealized appreciation/depreciation	39,583,181	90,517,147	(180,975)	3,038,254

Net increase in net assets resulting from operations	43,303,108	94,076,472	600,579	2,778,687

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,054,062)	(20,932,492)	(134,847)	(191,306)
Return of capital	–	–	–	(6,105)

Total distributions to shareholders	(10,054,062)	(20,932,492)	(134,847)	(197,411)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	28,251,031	90,322,643	3,872,143	2,693,140
Cost of shares redeemed	–	(32,793,953)	(1,947,655)	–

Net increase in net assets from capital share transactions	28,251,031	57,528,690	1,924,488	2,693,140

INCREASE IN NET ASSETS	61,500,077	130,672,670	2,390,220	5,274,416

NET ASSETS
Beginning of period	325,415,420	194,742,750	7,552,504	2,278,088

End of period	$386,915,497	$325,415,420	$9,942,724	$7,552,504

Distributions in excess of net investment income included in net assets at end of period	$(12,289,080)	$(9,517,426)	$(37,114)	$(19,313)

SHARES ISSUED AND REDEEMED
Shares sold	900,000	3,200,000	100,000	100,000
Shares redeemed	–	(1,200,000)	(50,000)	–

Net increase in shares outstanding	900,000	2,000,000	50,000	100,000

See notes to financial statements.

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Industrial/Office Capped Index Fund		iShares FTSE NAREIT Mortgage Plus Capped Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$133,067	$242,347	$3,178,287	$4,114,933
Net realized gain (loss)	391,854	(360,956)	(977,676)	(192,644)
Net change in unrealized appreciation/depreciation	(529,411)	3,229,332	(1,197,022)	7,040,826

Net increase (decrease) in net assets resulting from operations	(4,490)	3,110,723	1,003,589	10,963,115

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(141,980)	(242,347)	(3,452,869)	(3,941,793)
Return of capital	–	(35,681)	–	–

Total distributions to shareholders	(141,980)	(278,028)	(3,452,869)	(3,941,793)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,166,006	8,610,481	29,312,291	21,424,952
Cost of shares redeemed	(2,349,925)	(3,485,403)	(2,150,358)	(665,550)

Net increase (decrease) in net assets from capital share transactions	(1,183,919)	5,125,078	27,161,933	20,759,402

INCREASE (DECREASE) IN NET ASSETS	(1,330,389)	7,957,773	24,712,653	27,780,724

NET ASSETS
Beginning of period	10,475,587	2,517,814	58,294,137	30,513,413

End of period	$9,145,198	$10,475,587	$83,006,790	$58,294,137

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,913)	$–	$(101,442)	$173,140

SHARES ISSUED AND REDEEMED
Shares sold	50,000	400,000	2,000,000	1,450,000
Shares redeemed	(100,000)	(150,000)	(150,000)	(50,000)

Net increase (decrease) in shares outstanding	(50,000)	250,000	1,850,000	1,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Real Estate 50 Index Fund		iShares FTSE NAREIT Residential Plus Capped Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$622,408	$951,435	$640,202	$1,102,395
Net realized gain (loss)	(170,268)	2,388,438	6,600,579	1,124,556
Net change in unrealized appreciation/depreciation	1,984,433	8,016,517	(2,369,303)	14,115,908

Net increase in net assets resulting from operations	2,436,573	11,356,390	4,871,478	16,342,859

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(744,053)	(951,435)	(804,154)	(1,102,395)
Return of capital	–	(164,072)	–	(248,451)

Total distributions to shareholders	(744,053)	(1,115,507)	(804,154)	(1,350,846)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,353,014	44,760,012	27,561,120	18,557,348
Cost of shares redeemed	(5,966,902)	(26,356,486)	(14,464,036)	(2,863,972)

Net increase in net assets from capital share transactions	386,112	18,403,526	13,097,084	15,693,376

INCREASE IN NET ASSETS	2,078,632	28,644,409	17,164,408	30,685,389

NET ASSETS
Beginning of period	42,685,775	14,041,366	44,912,711	14,227,322

End of period	$44,764,407	$42,685,775	$62,077,119	$44,912,711

Distributions in excess of net investment income included in net assets at end of period	$(121,645)	$–	$(163,952)	$–

SHARES ISSUED AND REDEEMED
Shares sold	200,000	1,650,000	750,000	700,000
Shares redeemed	(200,000)	(1,000,000)	(400,000)	(100,000)

Net increase in shares outstanding	–	650,000	350,000	600,000

See notes to financial statements.

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Retail Capped Index Fund
	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$120,525	$154,820
Net realized gain (loss)	261,265	(92,400)
Net change in unrealized appreciation/depreciation	(20,130)	1,934,061

Net increase in net assets resulting from operations	361,660	1,996,481

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(135,216)	(154,820)
Return of capital	–	(41,039)

Total distributions to shareholders	(135,216)	(195,859)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,582,558	12,808,793
Cost of shares redeemed	(3,452,576)	(4,785,758)

Net increase (decrease) in net assets from capital share transactions	(870,018)	8,023,035

INCREASE (DECREASE) IN NET ASSETS	(643,574)	9,823,657

NET ASSETS
Beginning of period	11,450,937	1,627,280

End of period	$10,807,363	$11,450,937

Distributions in excess of net investment income included in net assets at end of period	$(14,691)	$–

SHARES ISSUED AND REDEEMED
Shares sold	100,000	600,000
Shares redeemed	(150,000)	(250,000)

Net increase (decrease) in shares outstanding	(50,000)	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$29.22	$20.62	$43.10	$48.06

Income from investment operations:
Net investment income[b]	0.38	0.85	0.94	0.52
Net realized and unrealized gain (loss)[c]	2.81	9.22	(22.28)	(5.08)

Total from investment operations	3.19	10.07	(21.34)	(4.56)

Less distributions from:
Net investment income	(0.78)	(1.47)	(1.00)	(0.40)
Return of capital	–	–	(0.14)	–

Total distributions	(0.78)	(1.47)	(1.14)	(0.40)

Net asset value, end of period	$31.63	$29.22	$20.62	$43.10

Total return	11.26%[d]	49.34%	(50.04)%	(9.49)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,308	$23,375	$10,312	$8,619
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.65%	3.03%	3.81%	2.71%
Portfolio turnover rate[f]	4%	15%	8%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Developed Europe Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$27.33	$21.04	$49.50	$50.03

Income from investment operations:
Net investment income[b]	1.24	0.75	1.48	0.70
Net realized and unrealized gain (loss)[c]	3.95	6.38	(27.96)	(1.06)

Total from investment operations	5.19	7.13	(26.48)	(0.36)

Less distributions from:
Net investment income	(0.73)	(0.84)	(1.98)	(0.17)

Total distributions	(0.73)	(0.84)	(1.98)	(0.17)

Net asset value, end of period	$31.79	$27.33	$21.04	$49.50

Total return	19.76%[d]	34.17%	(54.43)%	(0.71)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,538	$8,199	$3,156	$4,950
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	9.21%	2.65%	4.99%	3.10%
Portfolio turnover rate[f]	4%	18%	12%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Developed Real Estate Ex-U.S. Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$28.80	$20.94	$44.91	$48.67

Income from investment operations:
Net investment income[b]	0.64	0.88	1.04	0.64
Net realized and unrealized gain (loss)[c]	3.16	9.02	(23.80)	(4.00)

Total from investment operations	3.80	9.90	(22.76)	(3.36)

Less distributions from:
Net investment income	(0.89)	(2.04)	(1.21)	(0.40)

Total distributions	(0.89)	(2.04)	(1.21)	(0.40)

Net asset value, end of period	$31.71	$28.80	$20.94	$44.91

Total return	13.69%[d]	48.08%	(51.30)%	(6.88)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$386,915	$325,415	$194,743	$22,457
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.51%	3.17%	4.43%	3.19%
Portfolio turnover rate[f]	4%	13%	9%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT North America Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$37.76	$22.78	$49.05	$49.98

Income from investment operations:
Net investment income[b]	0.50	1.04	1.31	0.75
Net realized and unrealized gain (loss)[c]	2.05	15.06	(25.44)	(0.74)

Total from investment operations	2.55	16.10	(24.13)	0.01

Less distributions from:
Net investment income	(0.54)	(1.09)	(1.47)	(0.92)
Return of capital	–	(0.03)	(0.67)	(0.02)

Total distributions	(0.54)	(1.12)	(2.14)	(0.94)

Net asset value, end of period	$39.77	$37.76	$22.78	$49.05

Total return	6.85%[d]	72.16%	(49.99)%	0.08%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,943	$7,553	$2,278	$4,905
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.71%	3.45%	4.00%	3.49%
Portfolio turnover rate[f]	5%	14%	16%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Industrial/Office Capped Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$26.19	$16.79	$40.55	$49.84

Income from investment operations:
Net investment income[b]	0.37	0.74	0.90	0.96
Net realized and unrealized gain (loss)[c]	(0.02)	9.46	(23.48)	(8.11)

Total from investment operations	0.35	10.20	(22.58)	(7.15)

Less distributions from:
Net investment income	(0.41)	(0.70)	(0.80)	(1.22)
Return of capital	–	(0.10)	(0.38)	(0.92)

Total distributions	(0.41)	(0.80)	(1.18)	(2.14)

Net asset value, end of period	$26.13	$26.19	$16.79	$40.55

Total return	1.43%[d]	62.09%	(56.46)%	(14.30)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,145	$10,476	$2,518	$8,110
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.03%	3.36%	3.29%	2.20%
Portfolio turnover rate[f]	13%	36%	19%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Mortgage Plus Capped Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$15.34	$12.71	$24.71	$49.89

Income from investment operations:
Net investment income[b]	0.72	1.40	1.95	3.63
Net realized and unrealized gain (loss)[c]	(0.60)	2.56	(11.46)	(25.31)

Total from investment operations	0.12	3.96	(9.51)	(21.68)

Less distributions from:
Net investment income	(0.77)	(1.33)	(2.49)	(3.35)
Return of capital	–	–	–	(0.15)

Total distributions	(0.77)	(1.33)	(2.49)	(3.50)

Net asset value, end of period	$14.69	$15.34	$12.71	$24.71

Total return	0.90%[d]	32.00%	(40.70)%	(44.66)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$83,007	$58,294	$30,513	$24,714
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	9.78%	9.62%	12.70%	11.22%
Portfolio turnover rate[f]	26%	50%	93%	42%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Real Estate 50 Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$31.62	$20.06	$41.25	$49.56

Income from investment operations:
Net investment income[b]	0.49	0.99	1.12	1.23
Net realized and unrealized gain (loss)[c]	1.63	11.71	(20.44)	(7.71)

Total from investment operations	2.12	12.70	(19.32)	(6.48)

Less distributions from:
Net investment income	(0.58)	(0.97)	(1.25)	(1.26)
Return of capital	–	(0.17)	(0.62)	(0.57)

Total distributions	(0.58)	(1.14)	(1.87)	(1.83)

Net asset value, end of period	$33.16	$31.62	$20.06	$41.25

Total return	6.85%[d]	64.88%	(47.80)%	(13.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$44,764	$42,686	$14,041	$18,565
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.14%	3.85%	4.23%	2.91%
Portfolio turnover rate[f]	4%	13%	18%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Residential Plus Capped Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$35.93	$21.89	$43.20	$49.37

Income from investment operations:
Net investment income[b]	0.46	1.03	0.76	0.73
Net realized and unrealized gain (loss)[c]	2.96	14.22	(19.92)	(4.59)

Total from investment operations	3.42	15.25	(19.16)	(3.86)

Less distributions from:
Net investment income	(0.55)	(0.99)	(0.77)	(1.00)
Net realized gain	–	–	–	(0.17)
Return of capital	–	(0.22)	(1.38)	(1.14)

Total distributions	(0.55)	(1.21)	(2.15)	(2.31)

Net asset value, end of period	$38.80	$35.93	$21.89	$43.20

Total return	9.63%[d]	71.40%	(45.55)%	(7.70)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,077	$44,913	$14,227	$4,320
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.52%	3.60%	2.64%	1.55%
Portfolio turnover rate[f]	8%	14%	79%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Retail Capped Index Fund
	Six months ended Oct. 31, 2010 (Unaudited)	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$25.45	$16.27	$38.90	$49.54

Income from investment operations:
Net investment income[b]	0.34	0.70	1.21	1.18
Net realized and unrealized gain (loss)[c]	1.62	9.38	(22.36)	(9.10)

Total from investment operations	1.96	10.08	(21.15)	(7.92)

Less distributions from:
Net investment income	(0.39)	(0.71)	(1.21)	(2.19)
Return of capital	–	(0.19)	(0.27)	(0.53)

Total distributions	(0.39)	(0.90)	(1.48)	(2.72)

Net asset value, end of period	$27.02	$25.45	$16.27	$38.90

Total return	7.85%[d]	63.76%	(55.01)%	(15.88)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,807	$11,451	$1,627	$5,835
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.75%	3.37%	4.61%	2.77%
Portfolio turnover rate[f]	13%	39%	22%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE EPRA/NAREIT Developed Asia, iShares FTSE EPRA/NAREIT Developed Europe, iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S., iShares FTSE EPRA/NAREIT North America, iShares FTSE NAREIT Industrial/ Office Capped, iShares FTSE NAREIT Mortgage Plus Capped, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential Plus Capped and iShares FTSE NAREIT Retail Capped Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Certain Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of certain Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of October 31, 2010, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which these Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of October 31, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2010.

The Funds had tax basis net capital loss carryforwards as of April 30, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2016	Expiring 2017	Expiring 2018	Total
FTSE EPRA/NAREIT Developed Asia	$–	$157,999	$1,651,814	$1,809,813
FTSE EPRA/NAREIT Developed Europe	–	102,293	616,993	719,286
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	–	743,329	9,938,969	10,682,298
FTSE EPRA/NAREIT North America	–	25,690	385,640	411,330
FTSE NAREIT Industrial/Office Capped	30,573	10,926	1,226,322	1,267,821
FTSE NAREIT Mortgage Plus Capped	332,037	7,063,848	15,084,868	22,480,753
FTSE NAREIT Real Estate 50	144,638	159,761	2,846,908	3,151,307
FTSE NAREIT Residential Plus Capped	–	90,614	3,637,202	3,727,816
FTSE NAREIT Retail Capped	17,540	62,856	1,184,598	1,264,994

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Certain Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” These Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended October 31, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2010 are disclosed in the Funds’ Statements of Operations.

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE EPRA/NAREIT Developed Asia	$27,314,225	$2,023,439	$(3,488,353)	$(1,464,914)
FTSE EPRA/NAREIT Developed Europe	9,573,103	221,672	(275,748)	(54,076)
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	360,632,724	33,254,726	(2,965,268)	30,289,458
FTSE EPRA/NAREIT North America	10,541,057	495,441	(173,376)	322,065
FTSE NAREIT Industrial/Office Capped	8,582,064	779,160	(45,420)	733,740
FTSE NAREIT Mortgage Plus Capped	85,199,754	4,251,751	(1,368,822)	2,882,929
FTSE NAREIT Real Estate 50	48,861,116	1,675,890	(834,898)	840,992
FTSE NAREIT Residential Plus Capped	58,412,956	12,127,673	–	12,127,673
FTSE NAREIT Retail Capped	10,484,753	898,909	(21,195)	877,714

Management has reviewed the tax positions as of October 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended October 31, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE EPRA/NAREIT Developed Asia	$1,160
FTSE EPRA/NAREIT Developed Europe	5
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	13,567
FTSE EPRA/NAREIT North America	456

iShares Index Fund	Securities Lending Agent Fees
FTSE NAREIT Industrial/Office Capped	$150
FTSE NAREIT Mortgage Plus Capped	5,756
FTSE NAREIT Real Estate 50	3,521
FTSE NAREIT Residential Plus Capped	1,783
FTSE NAREIT Retail Capped	1,912

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

As of October 31, 2010, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the iShares FTSE NAREIT Mortgage Plus Capped Index Fund (excluding short-term investments) during the six months ended October 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Loss
PennyMac Mortgage Investment Trust	30,324	17,689	(7,726)	40,287	$695,354	$11,850	$(18,825)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
FTSE EPRA/NAREIT Developed Asia	$894,935	$1,149,586
FTSE EPRA/NAREIT Developed Europe	512,517	297,264
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	12,685,935	13,949,106
FTSE EPRA/NAREIT North America	426,864	394,012
FTSE NAREIT Industrial/Office Capped	1,110,846	1,137,979
FTSE NAREIT Mortgage Plus Capped	17,236,779	17,009,807
FTSE NAREIT Real Estate 50	1,562,773	1,498,803
FTSE NAREIT Residential Plus Capped	4,000,362	3,859,859
FTSE NAREIT Retail Capped	1,152,627	1,157,581

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE EPRA/NAREIT Developed Asia	$2,912,906	$2,999,518
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	27,911,411	–
FTSE EPRA/NAREIT North America	3,829,179	1,922,220
FTSE NAREIT Industrial/Office Capped	1,107,130	2,236,884
FTSE NAREIT Mortgage Plus Capped	28,922,419	2,111,037
FTSE NAREIT Real Estate 50	6,290,592	5,920,218
FTSE NAREIT Residential Plus Capped	27,452,229	14,400,152
FTSE NAREIT Retail Capped	2,577,273	3,425,278

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of October 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	61

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
FTSE EPRA/NAREIT Developed Europe	$0.72730	$–	$0.00728	$0.73458	99%	–%	1%	100%
FTSE EPRA/NAREIT North America	0.51716	–	0.02223	0.53939	96	–	4	100
FTSE NAREIT Industrial/Office Capped	0.39040	–	0.01526	0.40566	96	–	4	100
FTSE NAREIT Mortgage Plus Capped	0.73530	–	0.03411	0.76941	96	–	4	100
FTSE NAREIT Real Estate 50	0.55730		0.02642	0.58372	95	–	5	100
FTSE NAREIT Residential Plus Capped	0.52253	–	0.02715	0.54968	95	–	5	100
FTSE NAREIT Retail Capped	0.37200	–	0.01433	0.38633	96	–	4	100

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	63

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC

iShares NYSE 100	NY

iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY
iShares North American Sector/Subsector Index Funds	Trading Symbol
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Russia Capped	ERUS
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays 0-5 Year TIPS	STIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	65

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc., iShares Trust and iShares MSCI Russia Capped Index Fund, Inc. (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3895-1210

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), or National Association of Real Estate Investment Trusts (“NAREIT”), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-U.S./North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-45-1010

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) Schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: December 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: December 21, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: December 21, 2010